Registration Nos. 33-8214
                                                                        811-4813

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             /X/

                      Pre-Effective Amendment No.                   / /

                      Post-Effective Amendment No. 114              /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     /X/

                      Amendment No. 118                             /X/

                        (Check appropriate box or boxes.)

                                 ---------------

                   Mellon Institutional Funds Investment Trust
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
     ----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (617) 248-6000

                           CHRISTOPHER P. HARVEY, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                           ---------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    / /  Immediately upon filing pursuant to Rule 485(b)

    / /  On [date] pursuant to Rule 485(b)

    /X/  60 days after filing pursuant to Rule 485(a)(1)

    / /  On [date] pursuant to Rule 485(a)(1)

    / /  75 days after filing pursuant to Rule 485(a)(2)

    / /  On [date] pursuant to Rule 485(a)(2)

PROSPECTUS                           Mellon Institutional Group of Equity Funds
--------------------------------------------------------------------------------

January __, 2005

                                      The Boston Company Large Cap Core Fund

                                      The Boston Company Small Cap Value Fund

                                      The Boston Company Small Cap Growth Fund
                                      (Institutional Class Shares)

                                      The Boston Company Small Capitalization
                                      Equity Fund

                                      The Boston Company Small Cap Tax-Sensitive
                                      Equity Fund

                                      The Boston Company International Core
                                      Equity Fund

                                      The Boston Company International
                                      Small Cap Fund

                                      The Boston Company
                                      International Value Opportunities Fund

                                        The Securities and Exchange Commission
                                        has not approved or disapproved these
                                        securities or determined whether this
                                        prospectus is accurate or complete. Any
                                        statement to the contrary is a crime.

CONTENTS

RISK/RETURN SUMMARY-----------------------------------------------------  [   ]
Who may want to invest--------------------------------------------------  [   ]
Mutual fund risks-------------------------------------------------------  [   ]
Large Cap Core Fund and Small Cap Value Fund----------------------------  [   ]
Small Cap Growth Fund and Small Capitalization Equity Fund--------------  [   ]
Small Cap Tax-Sensitive Equity Fund-------------------------------------  [   ]
International Core Equity Fund and International Small Cap Fund---------  [   ]
International Value Opportunities Fund----------------------------------  [   ]

THE FUNDS' INVESTMENTS AND RELATED RISKS--------------------------------  [   ]

THE INVESTMENT ADVISER--------------------------------------------------  [   ]
About The Boston Company Asset Management, LLC--------------------------  [   ]
Fund managers-----------------------------------------------------------  [   ]
Advisory services and fees----------------------------------------------  [   ]

ADVISER PERFORMANCE-----------------------------------------------------  [   ]
International Value Opportunities Fund Composite Performance------------  [   ]

INVESTMENT AND ACCOUNT INFORMATION--------------------------------------  [   ]
How to purchase shares--------------------------------------------------  [   ]
How to exchange shares--------------------------------------------------  [   ]
How to redeem shares----------------------------------------------------  [   ]
Redemption fee----------------------------------------------------------  [   ]
Transaction and account policies----------------------------------------  [   ]
Valuation of shares-----------------------------------------------------  [   ]
Dividends and distributions---------------------------------------------  [   ]

FUND DETAILS------------------------------------------------------------  [   ]
Taxes-------------------------------------------------------------------  [   ]
Master/feeder structure-------------------------------------------------  [   ]
The funds' service providers--------------------------------------------  [   ]

FINANCIAL HIGHLIGHTS----------------------------------------------------  [   ]

FOR MORE INFORMATION----------------------------------------------------  [   ]

RISK/RETURN SUMMARY

Each fund seeks long-term growth of capital. The Boston Company Asset Management, LLC ("TBCAM") serves as each fund's investment adviser. Small Cap Tax-Sensitive Equity Fund also seeks to maximize after-tax total return. TBCAM manages the Small Cap Tax-Sensitive Equity Fund using tax-sensitive strategies that are designed to reduce the impact of federal and state income taxes on after-tax returns actually achieved by investors in the fund.

TBCAM MANAGES MORE THAN $[ ] BILLION OF ASSETS FOR A BROAD RANGE OF CLIENTS IN THE U.S. AND ABROAD.

WHO MAY WANT TO INVEST

EACH FUND MAY BE APPROPRIATE FOR INVESTORS:

- Looking to invest over the long term and willing to ride out market swings.

- Who do not need stable income and are willing to tolerate more risk than fixed income investments.

- Comfortable with the risks of the stock market and, in the case of International Core Equity Fund, International Small Cap Fund and International Value Opportunities Fund, the risks of investing primarily in foreign stock and currency markets.

THE SMALL CAP TAX-SENSITIVE EQUITY FUND MAY BE APPROPRIATE FOR INVESTORS:

- In the upper federal income tax brackets.

- Looking to invest over the long term and willing to ride out market swings.

- Looking to allocate a portion of their assets to stocks.

- Comfortable with the risks of the stock market.

DESCRIPTIONS OF THE FUNDS BEGIN ON THE NEXT PAGE AND INCLUDE MORE INFORMATION ABOUT EACH FUND'S KEY INVESTMENTS AND STRATEGIES, PRINCIPAL RISK FACTORS, PAST PERFORMANCE AND EXPENSES.

MUTUAL FUND RISKS

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       LARGE CAP CORE FUND                                  SMALL CAP VALUE FUND
INVESTMENT OBJECTIVE            Long-term growth of capital.            Long-term growth of capital.

KEY INVESTMENTS AND STRATEGIES
                                The fund invests all of its investable  The fund invests all of its investable assets in a TBCAM
                                assets in a TBCAM advised master        advised master portfolio which invests, under normal
                                portfolio which invests, under normal   circumstances, at least 80% of net assets in equity
                                circumstances, at least 80% of net      securities of small cap U.S. companies. Except where
                                assets in equity securities of large    indicated, this prospectus uses the term "fund" to mean
                                cap companies that appear to be         the fund and its master portfolio taken together. The
                                undervalued relative to underlying      fund focuses on companies with total market
                                business fundamentals. Except where     capitalizations equal to or less than the average total
                                indicated, this prospectus uses the     market capitalization of the largest company included in
                                term "fund" to mean the fund and its    the Russell 2000 Index measured at the end of each of the
                                master portfolio taken together. The    previous twelve months. This would correspond to
                                fund focuses on companies with total    companies with total market capitalizations of less than
                                market capitalizations which are        $[    ] billion as of December 31, 2004.
                                greater than the average total market
                                capitalization of companies in the
                                bottom 5% of the S&P 500 Index measured
                                at the end of each of the previous
                                twelve months. This would correspond
                                to companies with a total market
                                capitalization of greater than $[   ]
                                billion as of December 31, 2004. The
                                fund may invest without limit in
                                securities of U.S. companies and of
                                foreign companies that are listed or
                                traded in the U.S., but not more than
                                10% of its assets in other foreign
                                securities.

HOW STOCKS ARE SELECTED (LARGE CAP CORE FUND)

The adviser employs a value based investment style in managing the fund's portfolio which means the adviser seeks to identify those companies with stocks trading at prices below what the adviser believes are their intrinsic values. The adviser measures value by evaluating a company's valuation multiples (price/earnings, price/sales, price/cash flow), current competitive position, and expected business growth relative to its industry.

The adviser uses a combination of quantitative and fundamental research to identify portfolio candidates. A quantitative model screens a universe of up to 1,500 companies with the most liquid stocks according to valuation multiples, consistency of growth, near-term reported business momentum, and actual earnings relative to, and the current trend in, expected earnings. Fundamental research is also used to identify companies that appear valued attractively based on business dynamics, hidden assets, or special circumstances.

The adviser uses fundamental research and qualitative analysis to select stocks among the portfolio candidates. The adviser looks for companies with strong competitive positions, high quality management, and financial strength.

HOW STOCKS ARE SELECTED (SMALL CAP VALUE FUND)

The adviser uses the following stock selection process:

- The adviser uses a variety of screening methods to identify small companies which might be attractive investments.

- The adviser uses a consistent three-step fundamental research process to evaluate the stocks marked as attractive consisting of: (1) VALUATION: to identify small companies which are attractively priced relative to their earnings potential; (2) FUNDAMENTALS: to verify the strength of the underlying business position; and (3) CATALYST: to identify a specific event that has the potential to cause the stocks to appreciate in value.

The adviser focuses primarily on individual stock selection instead of trying to predict which industries or sectors will perform best. The stock selection process for both funds is designed to produce a diversified portfolio of companies that the adviser believes are undervalued relative to expected business growth.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Investors could lose money on their investments in a fund, or a fund could perform less well than other possible investments, if any of the following occurs:

 - U.S. stock markets go down.

 - The markets strongly favor growth stocks over stocks with value characteristics.

 - An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

 - The adviser's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

 - In the case of the Small Cap Value Fund, small cap stocks are out of favor with the market.

 - In the case of Large Cap Core Fund, large cap stocks perform poorly compared to mid or small cap stocks.

RISKS OF SMALL CAP COMPANIES

In the case of the Small Cap Value Fund, there is a risk that the fund will lose money because it invests primarily in small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They may have shorter operating histories and more volatile businesses. The prices of small cap stocks tend to be more volatile than the prices of other stocks. In addition, it may be harder to sell these stocks, which can reduce their selling prices.

TOTAL RETURN PERFORMANCE

The bar chart and total return table indicate the risks of investing in the funds. The bar chart shows changes in the performance of each fund from year to year for the full calendar periods indicated. The total return table shows how a fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of common stock prices. A fund's past performance does not necessarily indicate how the fund will perform in the future.

LARGE CAP CORE FUND

[Bar chart]

Calendar Year Ended December 31

1995:    37.55%
1996:    26.84%
1997:    36.27%
1998:     7.21%
1999:    (0.17)%
2000:    18.76%
2001:    (8.13)%
2002:   (17.52)%
2003:    27.22%
2004:   [xx.xx]%

QUARTERLY RETURNS:

LARGE CAP CORE FUND

HIGHEST: [xx.xx]% in [   ] quarter [     ]
LOWEST: [(xx.xx)]% in [   ] quarter [     ]

SMALL CAP VALUE FUND

[Bar chart]

Calendar Year Ended December 31

2001:    20.60%
2002:   (10.88)%
2003:    46.12%
2004:   [xx.xx]%

QUARTERLY RETURNS:

SMALL CAP VALUE FUND

HIGHEST: [xx.xx]% in [   ] quarter [     ]
LOWEST: [(xx.xx)]% in [    ] quarter [     ]

AVERAGE ANNUAL TOTAL RETURNS
FOR SELECTED PERIODS ENDED DECEMBER 31, 2004

                                            1 Year     5 Years     10 Years     Life of Fund     Inception Date
LARGE CAP CORE FUND
Return Before Taxes                         [x.xx]      [x.xx]      [x.xx]         [x.xx]           1/31/91
Return After Taxes on                       [x.xx]      [x.xx]      [x.xx]          N/A
Distributions*
Return After Taxes on                       [x.xx]      [x.xx]      [x.xx]          N/A
Distributions and Sale of Fund
Shares*
S&P 500 Index (reflects no                  [x.xx]      [x.xx]      [x.xx]         [x.xx]
deduction for fees, expenses or
taxes)**

SMALL CAP VALUE FUND
Return Before Taxes                         [x.xx]       N/A         N/A           [x.xx]            2/1/00
Return After Taxes of                       [x.xx]       N/A         N/A           [x.xx]
Distributions*
Return After Taxes on                       [x.xx]       N/A         N/A           [x.xx]
Distributions and Sale of Fund
Shares*
Russell 2000 Value Index                    [x.xx]       N/A         N/A
(reflects no deduction for fees,
expenses or taxes)***

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to arrangements such as 401(k) plans or individual retirement accounts.

** The S&P 500 Index is an unmanaged index representing large U.S. company stock performance.

*** The Russell 2000 Value Index is an unmanaged index representing those Russell 2000 companies with value characteristics. The Russell 2000 Index is generally considered to be representative of unmanaged small capitalization stocks in the U.S. markets.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The example assumes that:

- You invest $10,000 in the fund for the time periods indicated;

- You redeem at the end of each period;

- Your investment has a 5% return each year; and

- The fund's operating expenses have not been capped and remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                       AFTER   AFTER    AFTER    AFTER
                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
LARGE CAP CORE FUND    $[  ]   $[  ]    $[  ]    $[  ]
SMALL CAP VALUE FUND   $[  ]   $[  ]    $[  ]    $[  ]

FEES AND EXPENSES OF THE FUNDS

This table describes the fees and expenses you may pay if you buy and hold shares of the funds.

BASED ON FISCAL YEAR ENDED 9/30/04                    LARGE CAP CORE FUND                    SMALL CAP VALUE FUND
SHAREHOLDER FEES                                               None                                    None
(fees paid directly from your investment)
REDEMPTION FEE (1)                                             [2%]                                    2%
(as a percentage of total redemption proceeds)
ANNUAL FUND OPERATING EXPENSES (2), (3)
(expenses that are deducted from funds assets)
  Management fees                                            0.50%                                  0.80%
  Distribution (12b-1) fees                                   None                                   None
  Other expenses                                            [x.xx]%                                [x.xx]%
  Total annual fund operating expenses                      [x.xx]%                                [x.xx]%

----------
(1) A redemption fee applies to any shares redeemed (either by selling or exchanging to another fund) within [30]days of purchase, except those shares held by the categories of shareholders described under the "Investment and Account Information" section of this prospectus.

(2) Because the adviser has agreed to cap each fund's operating expenses, the fund's estimated actual expenses (after taking into account the current expense limitations) would have been:

Management fees                       [x.xx]%   [x.xx]%
Other expenses                        [x.xx]%   [x.xx]%
Total annual fund operating expenses   0.90%     1.25%

The expense cap for each fund may be changed or eliminated at any time.

(3) This table and example reflect the combined expenses of each fund and the master portfolio in which it invests all its assets.

RISK/RETURN SUMMARY

                                        SMALL CAP GROWTH FUND            SMALL CAPITALIZATION EQUITY FUND
INVESTMENT OBJECTIVE:               Long-term growth of capital.      Long-term growth of capital.

KEY INVESTMENTS AND                 The fund invests all of its       The fund invests, under normal
STRATEGIES:                         investable assets in a TBCAM      circumstances, at least 80% of
                                    advised master portfolio which    net assets in equity securities
                                    invests, under normal             of small cap U.S. companies
                                    circumstances, at least 80% of    with total market capitalizations
                                    net assets in equity securities   equal to or less than 75% of the average
                                    of small cap U.S. companies.      total market capitalization of
                                    Except where indicated, this      the largest company included in
                                    prospectus uses the term "fund"   the Russell 2000 Growth Index
                                    to mean the fund and its master   measured at the end of each of
                                    portfolio taken together. The     the previous twelve months.
                                    fund focuses on companies with    This would correspond to
                                    total market capitalization       companies with total market
                                    equal to or less than the         capitalization of less than
                                    average total market              $[x.xx] billion as of December
                                    capitalization of the largest     31, 2004.  The fund may also
                                    company included in the Russell   invest in equity index futures
                                    2000 Growth Index measured at     contracts based primarily on
                                    the end of each of the previous   the Russell 2000 Growth Index.
                                    twelve months. This would
                                    correspond to companies with
                                    total market capitalization of
                                    less than $[x.xx] billion as of
                                    December 31, 2004. The fund may
                                    also invest in equity index
                                    futures contracts based
                                    primarily on the Russell 2000
                                    Growth Index.

HOW STOCKS ARE SELECTED

The adviser employs a growth oriented investment style in managing each fund's portfolio, which means the adviser seeks to identify those small cap companies which are experiencing or will experience rapid earnings or revenue growth. The adviser focuses on high quality companies, especially those with products or services that are leaders in their market niches. The adviser selects stocks by:

- Using fundamental research to identify and follow companies with attractive characteristics, such as strong business and competitive positions, solid cash flows and balance sheets, high quality management and high sustainable growth.

- Investing in a company when the adviser's research indicates that the company will experience accelerating revenues and expanding operating margins, which may lead to rising estimate trends and favorable earnings surprises.

The adviser focuses on individual stock selection instead of trying to predict which industries or sectors will perform best. Each fund's investment strategy may lead it to emphasize certain sectors, such as technology, health care, business services and communications.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Investors could lose money on their investments in a fund, or a fund could perform less well than other possible investments, if any of the following occurs:

- The U.S. stock market goes down.

- Small cap stocks are out of favor with the market.

- The markets strongly favor stocks with value characteristics over growth stocks.

- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

- The adviser's judgment about the attractiveness, value or potential appreciation of a particular company's stock proves to be incorrect.

- During periods of extreme stock market volatility, the fund has difficulty closing out its position in equity index futures contracts or closing out the position at a price the fund believes reflects the value of the securities which make up the underlying index.

- Negative market sentiment towards, or events affecting issuers in the technology, health care, business services and communications sectors may disproportionately hurt the funds' performance.

RISKS OF SMALL CAP COMPANIES

There is a risk that the funds will lose money because they invest primarily in small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They may have shorter operating histories and more volatile businesses. The prices of small cap stocks, and in particular aggressive growth small cap stocks, tend to be more volatile than the prices of other stocks. In addition, it may be harder to sell these stocks, which can reduce their selling prices.

TOTAL RETURN PERFORMANCE

The bar charts and total return table indicate the risks of investing in the funds. The bar chart shows changes in the performance of each fund from year to year for the full calendar periods indicated. The total return table shows how each fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of common stock prices. A fund's past performance does not necessarily indicate how the fund will perform in the future.

SMALL CAP GROWTH FUND

[Bar chart]

Calendar Year Ended December 31

1997:    30.98%
1998:    14.30%
1999:   127.67%*
2000:   (20.56)%
2001:   (17.76)%
2002:   (25.59)%
2003:    45.24%
2004:   [xx.xx]%

Quarterly returns:

SMALL CAP GROWTH FUND

Highest: [xx.xx]% in [   ] quarter [     ]
Lowest: [(xx.xx)]% in [   ] quarter [     ]

SMALL CAPITALIZATION EQUITY FUND

[Bar chart]

Calendar Year Ended December 31

1995:    29.83%
1996:    17.36%
1997:    19.16%
1998:     1.71%
1999:    79.10%*
2000:   (19.28)%
2001:   (15.49)%
2002:   (23.27)%
2003:    46.17%
2004:   [xx.xx]%

Quarterly returns:

SMALL CAPITALIZATION EQUITY FUND

Highest: [xx.xx]% in [   ] quarter [     ]
Lowest: [(xx.xx)]% in [   ] quarter [     ]

* The funds' performance in 1999 should be considered extraordinary due to particularly favorable market conditions, which are unlikely to reoccur.

AVERAGE ANNUAL TOTAL RETURNS FOR SELECTED PERIODS ENDED DECEMBER 31, 2004


                                            1 Year     5 Years     10 Years     Life of Fund     Inception Date
SMALL CAP GROWTH FUND
Return Before Taxes                         [x.xx]      [x.xx]        N/A          [x.xx]            12/23/96
Return After Taxes on                       [x.xx]      [x.xx]        N/A          [x.xx]
Distributions*
Return After Taxes on                       [x.xx]      [x.xx]        N/A          [x.xx]
Distributions and Sale of Fund
Shares*
Russell 2000 Growth Index                   [x.xx]      [x.xx]        N/A          [x.xx]
(reflects no deduction for fees,
expenses or taxes)**
SMALL CAP EQUITY FUND
Return Before Taxes                         [x.xx]      [x.xx]      [x.xx]         [x.xx]              9/1/90
Return After Taxes of                       [x.xx]      [x.xx]      [x.xx]           N/A
Distributions*
Return After Taxes on                       [x.xx]      [x.xx]      [x.xx]           N/A
Distributions and Sale of Fund
Shares*
Russell 2000 Growth Index                   [x.xx]      [x.xx]      [x.xx]         [x.xx]
(reflects no deduction for fees,
expenses or taxes)**

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to arrangements such as 401(k) plans or individual retirement accounts.

** The Russell 2000 Index is an unmanaged index of 2,000 stocks of small cap U.S. companies. The Russell 2000 Growth Index is an unmanaged index representing those Russell 2000 companies with higher price-to-book ratios and forecasted growth.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The example assumes that:

- You invest $10,000 in the fund for the time periods indicated;

- You redeem at the end of each period;

- Your investment has a 5% return each year; and

- The fund's operating expenses have not been capped and remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                        AFTER   AFTER    AFTER    AFTER
                       1 YEAR  3 YEARS  5 YEARS  10 YEARS
SMALL CAP GROWTH FUND   $[  ]   $[  ]    $[  ]     $[  ]
SMALL CAP EQUITY FUND   $[  ]   $[  ]    $[  ]     $[  ]

FEES AND EXPENSES OF THE FUNDS

This table describes the fees and expenses you may pay if you buy and hold shares of the funds.

                                                       SMALL CAP GROWTH                      SMALL CAP EQUITY
BASED ON FISCAL YEAR ENDED 9/30/04                           FUND                                   FUND
SHAREHOLDER FEES                                             None                                   None
(fees paid directly from your investment)
REDEMPTION FEE (1)                                              2%                                    2%
(as a percentage of total redemption proceeds)
ANNUAL FUND OPERATING EXPENSES (2), (3)
(expenses that are deducted from funds assets)
  Management fees                                            0.80%                                 0.60%
  Distribution (12b-1) fees                                  None                                   None
  Other expenses                                            [x.xx]%                               [x.xx]%
  Total annual fund operating expenses                      [x.xx]%                               [x.xx]%

----------
(1) A redemption fee applies to any shares redeemed (either by selling or exchanging to another fund) within [30] days of purchase, except those shares held by the categories of shareholders described under the "Investment and Account Information" section of this prospectus.

(2) Because the adviser has agreed to cap each fund's operating expenses, the fund's estimated actual expenses (after taking into account the current expense limitations) would have been:

Management fees                       [x.xx]%   [x.xx]%
Other expenses                        [x.xx]%   [x.xx]%
Total annual fund operating expenses   1.20%     1.00%

These caps may be changed or eliminated at any time.

(3) The table and example reflect the combined expenses of the Small Cap Growth Fund and the master portfolio in which it invests all its assets.

RISK/RETURN SUMMARY

SMALL CAP TAX-SENSITIVE EQUITY FUND

INVESTMENT OBJECTIVE

Maximize after-tax total return, consisting of long-term growth of capital.

KEY INVESTMENTS AND STRATEGIES

The fund invests, under normal circumstances, at least 80% of net assets in equity securities of small capitalization U.S. companies. The fund considers small cap companies to have total market capitalizations equal to or lesser than the average total market capitalization of the largest company included in the Russell 2000 Growth Index measured at the end of each of the previous twelve months. This would correspond to companies with total market capitalization of less than $[x.xx] billion as of December 31, 2004. The fund may also invest in equity index futures contracts based primarily upon the Russell 2000 Growth Index.

HOW STOCKS ARE SELECTED

The adviser employs a growth oriented investment style in managing the fund's portfolio which means the adviser seeks to identify those small cap companies which are experiencing or will experience rapid growth. The adviser focuses on companies with products or services that are leaders in their market niches.

The adviser focuses on individual stock selection instead of trying to predict which industries or sectors will perform best. While focusing on individual stock selection, the adviser selects particular investments for the fund by:

- Using fundamental research to identify and follow companies with attractive characteristics, such as strong business positions, solid cash flows and balance sheets, high quality management and high sustainable growth.

- Investing in a company when the adviser's research indicates that the company will experience accelerating revenues and expanding operating margins, which may lead to rising estimate trends and favorable earnings surprises.

TAX MANAGEMENT STRATEGIES

The fund uses the following strategies, to the extent consistent with its investment goals, to reduce the impact of federal and state income taxes on the fund's after-tax returns:

- Minimizing sales of securities that result in capital gains.

- If such a sale cannot be avoided, selling first the highest cost securities to reduce the amount of capital gain. Also, preferring the sale of securities producing long-term gains to those producing short-term gains.

- Selling securities to realize capital losses that can be offset against realized capital gains.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

- The stock market goes down.

- The markets favor value stocks over stocks which have growth characteristics.

- In a declining market, the value of the fund's investments in stocks with low dividend yields goes down more than the value of high yield stocks.

- The adviser's judgment about the attractiveness, value or potential appreciation of a particular company's stocks prove to be incorrect.

- During periods of extreme stock market volatility, the fund has difficulty closing out its position in equity index futures contracts or closing out the position at a price the fund believes reflects the value of the securities which make up the underlying index.

RISKS OF INVESTING IN SMALL CAP COMPANIES

There is a higher risk that the fund will lose money because it invests primarily in small capitalization stocks. Smaller companies may have limited product lines, markets and financial resources. They may have shorter operating histories and more volatile businesses. The prices of small capitalization stocks, and in particular aggressive growth small cap stocks, tend to be more volatile than those of other stocks. In addition, it may be harder to sell these stocks, which can reduce their selling prices.

The fund's investment strategy may lead it to emphasize certain sectors, such as technology, health care, business services and communications. Negative market sentiment towards, or events affecting issuers in, these sectors may disproportionately hurt the fund's performance.

TOTAL RETURN PERFORMANCE

The bar chart and total return table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year to year over the life of the fund. The total return table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of common stock prices. The fund's past performance does not necessarily indicate how the fund will perform in the future.

SMALL CAP TAX-SENSITIVE EQUITY FUND

[Bar chart]

Calendar Year Ended December 31

1996:    21.23%
1997:    23.61%
1998:    10.65%
1999:   100.68%*
2000:   (13.78)%
2001:   (21.69)%
2002:   (24.00)%
2003:    45.34%
2004:   [xx.xx]%

Quarterly returns:

SMALL CAP TAX-SENSITIVE EQUITY FUND

Highest: [xx.xx]% in [   ] quarter [     ]
Lowest: [(xx.xx)]% in [   ] quarter [     ]

* Small Cap Tax-Sensitive Equity Fund's performance in 1999 should be considered extraordinary due to particularly favorable market conditions which are unlikely to reoccur.

AVERAGE ANNUAL TOTAL RETURNS FOR SELECTED PERIODS ENDED DECEMBER 31, 2004

                                                 1 Year     5 Years     Life of Fund     Inception Date
SMALL CAP TAX-SENSITIVE
EQUITY FUND
Return Before Taxes                              [x.xx]     [x.xx]         [x.xx]            1/2/96
Return After Taxes on                            [x.xx]     [x.xx]         [x.xx]
Distributions*
Return After Taxes on
Distributions and Sale of Fund
Shares*
Russell 2000 Growth Index                        [x.xx]     [x.xx]         [x.xx]
(reflects no deduction for fees,
expenses or taxes)**

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to arrangements such as 401(k) plans or individual retirement accounts.

** The Russell 2000 Index is an unmanaged index of 2,000 stocks of small cap U.S. companies. The Russell 2000 Growth Index is an unmanaged index representing those Russell 2000 companies with higher price-to-book ratios and forecasted growth..

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that:

- You invest $10,000 in the fund for the time periods indicated;

- You redeem at the end of each period;

- Your investment has a 5% return each year; and

- The fund's operating expenses have not been capped and remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                           AFTER   AFTER    AFTER    AFTER
                          1 YEAR  3 YEARS  5 YEARS  10 YEARS
SMALL CAP TAX-SENSITIVE    $[  ]   $[  ]    $[  ]     $[  ]
EQUITY FUND                $[  ]   $[  ]    $[  ]     $[  ]

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

BASED ON FISCAL YEAR ENDED 9/30/04             SMALL CAP TAX-SENSITIVE EQUITY FUND
SHAREHOLDER FEES                                            None
(fees paid directly from your investment)
REDEMPTION FEE (1)                                             2%
(as a percentage of total redemption proceeds)
ANNUAL FUND OPERATING EXPENSES (2)
(expenses that are deducted from funds assets)
   Management fees                                          0.80%
   Distribution (12b-1) fees                                None
   Other expenses                                          [x.xx]%
   Total annual fund operating expenses                    [x.xx]%

----------
(1) A redemption fee applies to any shares redeemed (either by selling or exchanging to another fund) within [30] days of purchase, except those shares held by the categories of shareholders described under the "Investment and Account Information" section of this prospectus.

(2) Because the adviser has agreed to cap each fund's operating expenses, the fund's estimated actual expenses (after taking into account the current expense limitations) would have been:

Management fees                       [x.xx]%
Other expenses                        [x.xx]%
Total annual fund operating expenses   1.10%

This cap may be changed or eliminated at any time.

RISK/RETURN SUMMARY

                                     INTERNATIONAL CORE EQUITY FUND                      INTERNATIONAL SMALL CAP FUND
INVESTMENT OBJECTIVE         Long-term growth of capital.                    Long-term growth of capital.

KEY INVESTMENTS AND          The fund invests all of its investable assets   The fund invests all of its investable assets in a
STRATEGIES                   in a TBCAM advised master portfolio             TBCAM advised master portfolio which invests,
                             which invests, under normal circumstances,      under normal circumstances, at least 80% of net
                             at least 80% of net assets in equity            assets in equity securities of companies that are
                             securities of companies represented in the      located in foreign countries represented in the S&P
                             MSCI Europe, Australia, Far East (EAFE)         Citigroup EMI Ex. U.S (EMI Ex-U.S.) Index. Except
                             Index and Canada. Except where indicated,       where indicated, this prospectus uses the term
                             this prospectus uses the term "fund" to mean    "fund" to mean the fund and its master
                             the fund and its master portfolio taken         portfolio taken together. The fund invests
                             together. The fund may invest up to 25% of      at least 80% of net assets in those small
                             assets in emerging market countries. The        cap companies which have total market
                             fund may also invest in equity index futures    capitalizations that fall in the range of the
                             contracts based primarily on the indexes of     capitalizations of the companies that comprise the
                             countries included in the EAFE Index and        EMI Ex-U.S. Index. The EMI Ex-U.S. Index is made
                             Canada.                                         up of those companies representing the lowest 20%
                                                                             of each country's total available market
                                                                             capitalization. The fund may invest up to 25% of
                                                                             assets in emerging market countries.

HOW STOCKS ARE SELECTED

Both funds employ a bottom-up investment approach which emphasizes individual stock selection for each fund.

- Stock selection. The adviser uses proprietary quantitative models and traditional qualitative analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts.

- Country allocations. The adviser seeks to generally allocate country weights in accordance with the appropriate product index. Deviations from the index weights may occur.

- Sector and industry allocations. The adviser uses the sector and industry allocations of the index as a guide, but allocations may differ from those of the index.

Each fund's stock selection process is designed to produce a diversified portfolio that, relative to the applicable market index shown on the opposite page, frequently has a below-average price/earnings ratio and an above-average earnings growth trend.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Investors could lose money on their investments in a fund, or a fund could perform less well than other possible investments, if any of the following occurs:

- Foreign stock markets fall in value.

- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

- The adviser's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

- In the case of the International Small Cap Fund, small cap stocks are out of favor with the market.

- During periods of extreme stock market volatility, the fund has difficulty closing out its position in equity index futures contracts or closing out the position at a price the fund believes reflects the value of the securities which make up the underlying index.

FOREIGN INVESTMENT RISKS

Prices of foreign securities may go down because of unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging market countries.

EMERGING MARKET RISKS

The risks associated with foreign investments are increased for investments in emerging market issuers. Emerging markets tend to be more volatile than the markets of more developed foreign countries, have less mature and diverse economies and have less stable political systems than those of developed foreign countries. The securities of emerging market issuers may experience rapid and significant price changes, including price drops.

RISKS OF SMALL CAP COMPANIES

The risks of foreign investing are more significant for the International Small Cap Fund because of its focus on small cap foreign stocks. Smaller companies may have limited product lines, markets and financial resources. They may have shorter operating histories and more volatile businesses. The prices of small cap foreign stocks tend to be more volatile than the prices of other foreign stocks. In addition, it may be harder to sell these stocks, which can reduce their selling prices.

TOTAL RETURN PERFORMANCE

The bar charts and total return table indicate the risks of investing in the funds. The bar charts show changes in the performance of each fund from year to year for the full calendar periods indicated. The total return table shows how each fund's average annual returns for different calendar periods compare to those of two widely recognized, unmanaged indices of common stock prices. The information included in the bar chart and total return table for the International Small Cap Fund includes the performance of its predecessor, SIMCO International Small Cap Fund, L.P., which began operations on January 2, 1996, for periods prior to the fund's inception on January 31, 2000. The predecessor fund was not registered as a mutual fund and therefore was not subject to certain investment restrictions that are imposed upon mutual funds. If the predecessor fund had been registered as a mutual fund, the predecessor fund's performance may have been adversely affected. The performance of the predecessor fund was calculated according to the standardized Securities and Exchange Commission methods, except that monthly rather than daily fund values were used. The past performance of a fund (including the performance of the predecessor fund of the International Small Cap Fund) does not necessarily indicate how the fund will perform in the future.

INTERNATIONAL CORE EQUITY FUND

[Bar chart]

Calendar Year Ended December 31

1995:     2.14%
1996:     7.44%
1997:    (2.47)%
1998:    24.53%
1999:    17.85%
2000:    (4.77)%
2001:   (12.07)%
2002:    (6.48)%
2003:    42.73%
2004:   [xx.xx]%

Quarterly returns:

INTERNATIONAL CORE EQUITY FUND

Highest: [xx.xx]% in [   ] quarter [     ]
Lowest: [(xx.xx)]% in [   ] quarter [     ]

INTERNATIONAL SMALL CAP FUND*

[Bar chart]

Calendar Year Ended December 31

1997:     1.45%
1998:    10.09%
1999:    41.13%
2000:     4.07%
2001:    (9.67)%
2002:     1.26%
2003:    53.57%
2004:   [xx.xx]%

Quarterly returns:

INTERNATIONAL SMALL CAP FUND*

Highest: [xx.xx]% in [   ] quarter [     ]
Lowest: [(xx.xx)]% in [   ] quarter [     ]

* Includes performance of predecessor fund for periods prior to January 31, 2000.

AVERAGE ANNUAL TOTAL RETURNS FOR SELECTED PERIODS ENDED DECEMBER 31, 2004

                                      1 Year    5 Years    10 Years    Life of Fund    Inception Date
INTERNATIONAL CORE EQUITY
FUND
Return Before Taxes                   [x.xx]    [x.xx]     [x.xx]          [x.xx]        12/8/88***
Return After Taxes on                 [x.xx]    [x.xx]     [x.xx]          [x.xx]
Distributions*
Return After Taxes on Distributions   [x.xx]    [x.xx]     [x.xx]          [x.xx]
and Sale of Fund Shares*
EAFE Index (reflects no deduction     [x.xx]    [x.xx]     [x.xx]          [x.xx]
for fees, expenses or taxes)**
INTERNATIONAL SMALL CAP
FUND
Return Before Taxes                   [x.xx]    [x.xx]     N/A             [x.xx]         1/2/96
Return After Taxes of                 [x.xx]    [x.xx]     N/A             N/A
Distributions*
Return After Taxes on Distributions   [x.xx]    [x.xx]     N/A             N/A
and Sale of Fund Shares*
S&P Citigroup EMI ex. U.S. Index      [x.xx]    [x.xx]     N/A             [x.xx]
(reflects no deduction for fees,
expenses or taxes)**

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to arrangements such as 401(k) plans or individual retirement accounts.

** The EAFE Index is an unmanaged index of common stocks that are publicly traded in European, Australian and Far Eastern securities markets. The S&P Citigroup EMI Ex. U.S. Index represents the small capitalization component of the Citigroup Broad Market Index which is a comprehensive index of companies in over 20 countries excluding the U.S.

*** Reflects the inception date of SIMCO International Small Cap Fund, L.P., the predecessor fund. International Small Cap Fund's inception date is January 31, 2000.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The example assumes that:

- You invest $10,000 in the fund for the time periods indicated;

- You redeem at the end of each period;

- Your investment has a 5% return each year; and

- The fund's operating expenses have not been capped and remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                 AFTER    AFTER    AFTER    AFTER
                                1 YEAR   3 YEARS  5 YEARS  10 YEARS
INTERNATIONAL CORE EQUITY FUND   $[  ]    $[  ]    $[  ]     $[  ]
INTERNATIONAL SMALL CAP FUND     $[  ]    $[  ]    $[  ]     $[  ]

FEES AND EXPENSES OF THE FUNDS

This table describes the fees and expenses you may pay if you buy and hold shares of the funds.

                                               INTERNATIONAL CORE          INTERNATIONAL SMALL
BASED ON FISCAL YEAR ENDED 9/30/04                 EQUITY FUND                   CAP FUND
SHAREHOLDER FEES                                        None                        None
(fees paid directly from your investment)
REDEMPTION FEE (1)                                      2%                          2%
(as a percentage of total redemption proceeds)
ANNUAL FUND OPERATING EXPENSES (2), (3)
(expenses that are deducted from funds assets)
   Management fees                                      0.80%                      1.00%
   Distribution (12b-1) fees                            None                       None
   Other expenses                                      [x.xx]%                    [x.xx]%
   Total annual fund operating expenses                [x.xx]%                    [x.xx]%

----------
(1) A redemption fee applies to any shares redeemed (either by selling or exchanging to another fund) within [30] days of purchase, except those shares held by the categories of shareholders described under the "Investment and Account Information" section of this prospectus.

(2) Because the adviser has agreed to cap each fund's operating expenses, the fund's estimated actual expenses (after taking into account current expense limitations) would have been:

Management fees                        0.80%    1.00%
Other expenses                        [x.xx]%  [x.xx]%
Total annual fund operating expenses   1.25%    1.50%

These caps may be changed or eliminated at any time.

(3) For both funds, the expense information in this table and the examples have been restated to reflect the estimated combined expenses of the funds and the master portfolios in which they invest all of their assets.

RISK/RETURN SUMMARY

INTERNATIONAL VALUE OPPORTUNITIES FUND

INVESTMENT OBJECTIVE

Long-term growth of capital

KEY INVESTMENTS AND STRATEGIES

The fund invests, under normal circumstances, at least 80% of net assets in equity securities of companies represented in the MSCI All Country World Index ex-U.S. Free (ACWI ex-U.S.) Index. The fund may invest up to 35% of assets in emerging market countries. The fund may also invest in equity index futures contracts based primarily on indices for the countries represented in or the securities comprising the ACWI ex-U.S. Index.

HOW STOCKS ARE SELECTED

The adviser seeks to build a diversified portfolio of attractively valued companies with sound business fundamentals and improving business momentum by focusing on individual security selection rather than on economic or industry trends. The adviser employs a combination of proprietary quantitative research and fundamental qualitative analysis to assess three key factors:

- Value - The adviser looks for companies with stock trading at prices which are below the adviser's assessment of the company's intrinsic value by considering measures such as the company's price-to-book, price-to-earnings and price-to-cash flows ratios.

- Fundamentals - The adviser looks for companies with strong business fundamentals by considering the company's financial strength, skill of its management team and competitive position in the industry.

- Business momentum - The adviser looks for companies with positive or improving business momentum which has been sparked by a catalyst, such as a corporate restructuring, the development of new products or movement into new markets or a cyclical turnaround in demand.

The adviser also employs guidelines to seek to diversify the fund's portfolio in the following ways:

- Portfolio diversification - The fund does not invest more than 5% of the market value of its portfolio in the securities of any one issuer and does not hold more than 5% of the outstanding common stock of any one company.

- Country diversification - The fund invests in at least 12 to 15 countries, with country weightings permitted to deviate from the weightings in the ACWI ex-U.S. Index only within specific percentage ranges.

- Sector diversification - The weighting of the fund's investment in any sector may be no more than the greater of 10% above the weighting of the ACWI ex-U.S. Index or 30% overall.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Investors could lose money on their investments in the fund, or the fund could perform less well than other possible investments, if any of the following occurs:

- Foreign stock markets fall in value.

- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

- The adviser's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

- During periods of extreme stock market volatility, the fund has difficulty closing out its position in equity index futures contracts or closing out the position at a price the fund believes reflects the value of the securities which make up the underlying index.

FOREIGN INVESTMENT RISKS

Prices of foreign securities may go down because of unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

EMERGING MARKET RISKS

The risks associated with foreign investments are increased for investments in emerging market issuers. Emerging markets tend to be more volatile than the markets of more developed foreign countries, have less mature and diverse economies and have less stable political systems than those of developed foreign countries. The securities of emerging market issuers may experience rapid and significant price changes, including price drops.

TOTAL RETURN PERFORMANCE

Because the fund is newly organized and commenced operations on November 15, 2004, it does not yet have a full calendar year of performance history which can be shown in a bar chart or total return table.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that:

- You invest $10,000 in the fund for the time periods indicated;

- You redeem at the end of each period;

- Your investment has a 5% return each year; and

- The fund's operating expenses have not been capped and remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                            AFTER    AFTER
                                           1 YEAR   3 YEARS
INTERNATIONAL VALUE OPPORTUNITIES FUND     $[   ]   $[   ]

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. Other expenses are based upon estimates for the current fiscal year.

                                               INTERNATIONAL VALUE OPPORTUNITIES FUND
SHAREHOLDER FEES                                             None
(fees paid directly from your investment)
REDEMPTION FEE (1)                                             2%
(as a percentage of total redemption proceeds)
ANNUAL FUND OPERATING EXPENSES (2)
(expenses that are deducted from funds assets)
   Management fees                                          0.75%
   Distribution (12b-1) fees                                 None
   Other expenses                                          [x.xx]%
   Total annual fund operating expenses                    [x.xx]%

----------
(1) A redemption fee applies to any shares redeemed (either by selling or exchanging to another fund) within [30] days of purchase, except those shares held by the categories of shareholders described under the "Investment and Account Information" section of this prospectus.

(2) Because the adviser has agreed to cap the fund's operating expenses, actual expenses are estimated to be:

Management fees                        0.75%
Other expenses                         0.15%
Total annual fund operating expenses   0.90%

This cap may be changed or eliminated at any time.

THE FUNDS' INVESTMENTS AND RELATED RISKS

ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL INVESTMENTS

EQUITY INVESTMENTS

Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, equity index futures contracts, investment grade convertible securities, depository receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and real estate investment trusts and equity participations. Small Cap Value Fund, Small Cap Growth Fund, Small Capitalization Equity Fund, Small Cap Tax-Sensitive Equity Fund and International Small Cap Fund may each invest up to 20% of net assets in equity securities of companies with total market capitalization greater than that described on pages [x], [x], [x], and [x].

TAX MANAGEMENT STRATEGIES

The Small Cap Tax-Sensitive Equity Fund uses the tax management strategies described in the risk/return summary to limit the amount of income subject to state as well as federal income taxes. However, the Small Cap Tax-Sensitive Equity Fund does not attempt to address the tax laws of any particular state. The fund will follow these strategies only to the extent that they do not conflict with the fund's investment strategies and other operational needs. For example, the fund may sell and realize short term gains on a stock if the stock appears to have peaked or is expected to decline in value, to increase diversification or to raise cash to pay expenses or meet shareholder redemption requests. In addition, some of the equity and fixed income securities in the fund's portfolios will regularly generate taxable income.

FOREIGN SECURITIES

International Core Equity Fund, International Small Cap Fund and International Value Opportunities Fund invest primarily in securities of companies located in foreign countries. Each fund intends to invest in a broad range of (and in any case at least five different) countries. However, each fund is not required to invest in every country represented in, or to match the country weightings of, its index.

International Core Equity Fund and International Small Cap Fund may each invest up to 25% of assets in securities of issuers located in emerging market countries but not more than 5% of assets in companies located in any one emerging market country. International Value Opportunities Fund may invest up to 35% of assets in securities of issuers located in emerging market countries. An emerging market is any country not represented in the Morgan Stanley Capital International World Index, which is an index of stocks of companies in developed countries.

Large Cap Core Fund may invest without limit in foreign securities traded in a U.S. market, but only 10% of assets in foreign securities traded outside the U.S. Small Cap Value Fund, Small Cap Growth Fund, Small Capitalization Equity Fund and Small Cap Tax-Sensitive Equity Fund may each invest up to 15% of assets in foreign securities, including those of emerging market issuers, regardless of where they are traded.

The risks of investing in foreign securities are described under "Principal risks of investing in the funds" on pages [xx] and [xx].

INFORMATION ABOUT THE FUNDS' OTHER INVESTMENT STRATEGIES

DEFENSIVE INVESTING

Each fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If a fund takes a temporary defensive position, it may be unable for a time to achieve its investment objective.

DERIVATIVE CONTRACTS

Each fund may, but is not required to, use derivative contracts for any of the following purposes:

- To hedge against adverse changes-caused by changing interest rates, stock market prices or currency exchange rates--in the market value of securities held by or to be bought for a fund.

- As a substitute for purchasing or selling securities.

- To enhance a fund's potential gain in non-hedging situations.

A derivative contract will obligate or entitle a fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index. Even a small investment in derivative contracts can have a big impact on a portfolio's interest rate, stock market and currency exposure. Therefore, using derivatives can disproportionately increase portfolio losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing.

A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's portfolio holdings.

Counterparties to OTC derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund's portfolio less liquid and harder to value, especially in declining markets.

FIXED INCOME SECURITIES

Large Cap Core Fund may invest up to 20% of net assets in high grade fixed income securities. International Core Equity Fund, International Small Cap Fund and International Value Opportunities Fund may each invest up to 20% of net assets in high grade fixed income securities and may invest in preferred stocks of any credit quality if common stocks of that company are not available. These funds' fixed income securities may be of any maturity or duration. Small Cap Value Fund, Small Cap Growth Fund, Small Capitalization Equity Fund and Small Cap Tax-Sensitive Equity Fund may each invest up to 20% of net assets in high grade fixed income securities with remaining maturities of three years or less. Each fund may invest up to 5% of assets in securities rated, or of comparable quality to those rated, in the lowest long-term investment grade rating category.

The funds' fixed income securities may have all types of interest rate payment and reset terms. These securities may be issued by the U.S. government or any of its agencies, foreign governments or their subdivisions and U.S. and foreign companies.

CREDIT QUALITY AND RISK

Securities are investment grade or high grade if:

- They are rated, respectively, in one of the top four or top three long-term rating categories of a nationally recognized statistical rating organization.

- They have received a comparable short-term or other rating.

- They are unrated securities that the adviser believes to be of comparable quality.

The value of a fund's fixed income securities may go down if:

- Interest rates rise, which will make the prices of fixed income securities go down.

- The issuer of a security owned by the fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

If a security receives "split" (different) ratings from multiple rating organizations, a fund will treat the security as being rated in the higher rating category. A fund may choose not to sell securities that are downgraded below the fund's minimum acceptable credit rating after their purchase. Each fund's credit standards also apply to counterparties to OTC derivative contracts.

IMPACT OF HIGH PORTFOLIO TURNOVER

Each fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from a fund's performance.

PORTFOLIO HOLDINGS

A description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's statement of additional information and on the fund's website at www.melloninstitutionalfunds.com.

INVESTMENT OBJECTIVE

Small Cap Value Fund's, Small Cap Growth Fund's, Small Cap Tax-Sensitive Equity Fund's, International Small Cap Fund's and International Value Opportunities Fund's investment objectives may be changed by the fund's trustees without shareholder approval. However, each fund's key investment strategy of investing at least 80% of net assets in particular types of securities may not be changed unless the fund provides 60 days advance notice to its shareholders.

THE FUNDS CAN INVEST IN VARIOUS TYPES OF EQUITY SECURITIES, AS WELL AS SECURITIES OF FOREIGN ISSUERS. INTERNATIONAL CORE EQUITY FUND AND INTERNATIONAL SMALL CAP FUND EMPHASIZE INVESTMENTS IN FOREIGN STOCKS.

THE INVESTMENT ADVISER

ABOUT THE BOSTON COMPANY ASSET MANAGEMENT LLC ("TBCAM")

TBCAM was founded in 1970 and manages more than $[xx] billion in assets in international and domestic equity and balanced portfolios for public, corporate, Taft-Hartley, defined benefit plans, as well as endowments and foundation clients and subadvised relationships. TBCAM is the adviser to each fund.

TBCAM is an indirect subsidiary of Mellon Financial Corporation. Mellon is a global financial services company with approximately $[xx] trillion of assets under management, administration or custody, including approximately $[xx] billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions.

TBCAM believes that experience is a prerequisite for long-term investment success. But experience alone is insufficient in a world of complex new securities and rapidly changing technologies. To keep pace with today's investment markets, TBCAM has built a staff which balances enthusiasm and intellectual curiosity with professional and technical expertise. This combination of experience and enthusiasm, tradition and innovation has worked well and serves as a blueprint for future growth at TBCAM.

TBCAM relies on a combination of traditional fundamental research, which is the product of a seasoned staff of specialists, and innovative quantitative analysis, which uses sophisticated computer-based models to help identify potentially attractive securities in equity markets. In each market, TBCAM seeks to discover opportunity by attention to detail and adherence to a strict set of disciplines. TBCAM uses fundamental research to uncover securities that have been overlooked or misunderstood in the marketplace. Such issues are frequently undervalued and present growth opportunities that can be exploited by TBCAM's portfolio managers.

TBCAM strives to balance individual insight with the shared wisdom of the investment team. By combining technology and an experienced research staff, TBCAM has built a powerful internal network of overlapping resources.

TBCAM OFFERS A BROAD ARRAY OF INVESTMENT SERVICES THAT INCLUDES MANAGEMENT OF DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIO.

FUND DETAILS

FUND MANAGERS

FUND                          FUND MANAGERS                    POSITIONS DURING PAST FIVE YEARS
LARGE CAP CORE FUND           Sean P. Fitzgibbon, CFA          Senior Vice President, Sean is the portfolio
                                                               manager for our US Large Cap Core Equity and
                                                               Long/Short strategies.  He is also a member of
                                                               our Global Equity Investment Team.  In addition,
                                                               Sean is responsible for conducting research
                                                               covering the health care and consumer discretionary
                                                               sectors.

                              Martin D. Stephan, CFA           Vice President, Martin is a portfolio manager for
                                                               our US Large Cap Core Equity strategy.  In addition,
                                                               Martin is responsible for conducting research covering
                                                               the energy, utility and chemical sectors.

SMALL CAP VALUE FUND          Joseph M. Corrado, CFA           Senior Vice President, Joe is a portfolio manager for
                                                               our US Small Cap Growth and US Small Cap Value Equity
                                                               strategies.  He is also responsible for conducting
                                                               research covering the consumer services and financial
                                                               sectors.  In addition, Joe is a member of our Global
                                                               Equity Investment Team.

                              Stephanie K. Brandeleone, CFA    Vice President, Stephanie is a portfolio manager for
                                                               our US Small Cap Growth and US Small Cap Value Equity
                                                               strategies.  She also conducts research covering the
                                                               consumer services sector.

SMALL CAPITALIZATION          B. Randall Watts, Jr., CFA       Senior Vice President, Randy is a portfolio manager
EQUITY FUND                                                    for our US Small Cap Growth and US Small Cap Value
                                                               Equity strategies.  He also conducts research covering
                                                               the technology and industrial sectors.

                              P. Hans Von Der Luft, MBA        Vice President, Hans is a portfolio manager for our
                                                               US Small Cap Value Equity strategies and a member of
                                                               the portfolio management team for our US Small Cap
                                                               Growth strategies.  He is responsible for conducting
                                                               research covering the health care and finance sectors.
                                                               Prior to 2001, Hans was an equity analyst at McDonald
                                                               Investments.

SMALL CAP TAX-SENSITIVE       B. Randall Watts, Jr., CFA       Senior Vice President, Randy is a portfolio manager
EQUITY FUND AND SMALL CAP                                      for our US Small Cap Growth and US Small Cap Value
GROWTH FUND                                                    Equity strategies.  He also conducts research covering
                                                               the technology and industrial sectors.

                              Todd Wakefield, CFA              Vice President, Todd is a portfolio manager for our
                                                               US Small Cap Growth strategies and a member of the
                                                               portfolio management team for our Small-to-Midcap
                                                               Growth strategies.  He also conducts research covering
                                                               the consumer services and energy sectors.  Prior to
                                                               1998, Todd served as portfolio manager/analyst at Fleet
                                                               Investment Advisors.

INTERNATIONAL CORE EQUITY     Remi J. Browne, CFA              Senior Vice President, Remi is the lead portfolio
FUND                                                           manager for our Global Equity and International Core
                                                               disciplines.  He is also a member of the portfolio
                                                               management team for our International Small Cap
                                                               Equity strategy.  In addition, Remi is responsible
                                                               for conducting research covering the financial sector.

                              Peter S. Carpenter, CFA          Vice President, Peter serves as assistant portfolio
                                                               manager for our Global Equity, International Core and
                                                               International Small Cap Equity strategies.  He is also
                                                               responsible for conducting research covering the
                                                               industrial and consumer discretionary sectors.

INTERNATIONAL SMALL CAP       Daniel B. LeVan, CFA             Senior Vice President, Dan is a portfolio manager for
FUND                                                           our International Small Cap Fund strategy.  He is also
                                                               a member of the portfolio management team for our Global
                                                               Equity and International Core Equity disciplines.
                                                               In addition, Dan is responsible for conducting research
                                                               covering the health care and technology sectors.

                              John W. Evers, CFA               Vice President, John is a portfolio manager for our
                                                               International Small Cap Fund strategy.  He is also a
                                                               member of the portfolio management team for our Global
                                                               Equity and International Core Equity disciplines.
                                                               In addition, John is responsible for conducting research
                                                               covering the energy and telecommunication sectors.

INTERNATIONAL VALUE           D. Kirk Henry, CFA               Senior Vice President, Kirk is the Director of our
OPPORTUNITIES FUND                                             International Value Equity strategy.

                              Carolyn Kedersha, CFA, CPA       Senior Vice President, Carolyn is a portfolio manager
                                                               and analyst.

                              Clifford A. Smith, CFA           Senior Vice President, Clifford is a portfolio manager
                                                               and analyst.

ADVISORY SERVICES AND FEES

TBCAM provides each fund with portfolio management and investment research services, places orders to buy and sell each fund's portfolio securities and manages each fund's business affairs. For the fiscal year ended September 30, 2004, each fund paid an advisory fee to TBCAM for these services. TBCAM has agreed to limit each fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) and some of the fund's advisory fee payments were less than the fund's contractual advisory fee. These agreements are temporary and may be terminated or changed at any time.

ANNUAL ADVISORY FEE RATES
(AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS)

FUND                                     ACTUAL ADVISORY FEE PAID     CONTRACTUAL ADVISORY FEE     CURRENT EXPENSE
                                                                                                      LIMITATION*
LARGE CAP CORE FUND                              [x.xx]%                       0.50%                      0.90%
SMALL CAP VALUE FUND                             [x.xx]%                       0.80%                      1.25%
SMALL CAP GROWTH FUND                            [x.xx]%                       0.80%                      1.20%
SMALL CAPITALIZATION EQUITY FUND                 [x.xx]%                       0.60%                      1.00%
SMALL CAP TAX-SENSITIVE EQUITY FUND              [x.xx]%                       0.80%                      1.10%
INTERNATIONAL CORE EQUITY FUND                   [x.xx]%                       0.80%                      1.25%
INTERNATIONAL SMALL CAP FUND                     [x.xx]%                       1.00%                      1.50%
INTERNATIONAL VALUE OPPORTUNITIES FUND            N/A**                        0.75%                      0.90%

* Current expense limitations, also shown as a percentage of the fund's average net assets, represent a voluntary cap on the fund's total expenses. If the actual advisory fee rate is less than the contractual advisory fee rate, the cap was triggered and advisory fees were waived by TBCAM.

** Because International Value Opportunities Fund is newly organized and commenced operations on November 15, 2004, it did not pay advisory fees for the fiscal year ended September 30, 2004.

ADVISER PERFORMANCE

The following table presents the past performance of a composite of certain accounts managed by TBCAM. The All Country World Index (ACWI) ex-US Value Equity composite is comprised of all fee paying accounts under discretionary management by TBCAM that have substantially similar investment objectives, policies and strategies as The Boston Company International Value Opportunities Fund. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of TBCAM in managing portfolios with investment objectives, policies and strategies substantially similar to those of The Boston Company International Value Opportunities Fund. To calculate the performance of the composite net of all operating expenses, the estimated annual fund operating expenses payable by The Boston Company International Value Opportunities Fund were used.

THE HISTORICAL PERFORMANCE OF THE ACWI EX-US VALUE EQUITY COMPOSITE DOES NOT CONSTITUTE THE PERFORMANCE OF ANY OF THE MELLON INSTITUTIONAL FUNDS, INCLUDING THE BOSTON COMPANY INTERNATIONAL VALUE OPPORTUNITIES FUND, AND IS NOT NECESSARILY INDICATIVE OF ANY FUND'S FUTURE RESULTS. The Boston Company International Value Opportunities Fund commenced operations on November 15, 2004, and does not yet have a full year of its own performance record. The Boston Company International Value Opportunities Fund's actual performance may vary significantly from the past performance of the composite. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, while the composite does include mutual fund accounts, most of the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended. If applicable, these limitations, requirements and restrictions may have adversely affected the performance results of the composite.

ALL COUNTRY WORLD INDEX (ACWI) EX-US VALUE EQUITY COMPOSITE PERFORMANCE

AVERAGE ANNUAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004

ACWI EX-US VALUE EQUITY COMPOSITE*              1 YEAR           3 YEARS           5 YEARS           SINCE INCEPTION ON
                                                                                                         JANUARY 1,
                                                                                                           1999
COMPOSITE NET OF ALL FUND OPERATING EXPENSES   [XX.XX]%         [XX.XX]%           [XX.XX]%              [XX.XX]%
COMPOSITE GROSS OF ALL OPERATING EXPENSES      [XX.XX]%         [XX.XX]%           [XX.XX]%              [XX.XX]%
MSCI ACWI EX-US FREE INDEX                     [XX.XX]%         [XX.XX]%           [XX.XX]%              [XX.XX]%

AVERAGE ANNUAL RETURNS FOR THE PERIODS ENDED DECEMBER 31:

ACWI EX-US VALUE EQUITY                 1999       2000       2001       2002       2003       2004
COMPOSITE*
COMPOSITE NET OF ALL FUND OPERATING   [XX.XX]%   [XX.XX]%   [XX.XX]%   [XX.XX]%   [XX.XX]%   [XX.XX]%
EXPENSES
COMPOSITE GROSS OF ALL OPERATING      [XX.XX]%   [XX.XX]%   [XX.XX]%   [XX.XX]%   [XX.XX]%   [XX.XX]%
EXPENSES
MSCI ACWI EX-US FREE INDEX            [XX.XX]%   [XX.XX]%   [XX.XX]%   [XX.XX]%   [XX.XX]%   [XX.XX]%

Fund Details

Because the adviser has voluntarily agreed to limit the fund's total operating expenses for the current year to 0.90%, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitation would have been:

AVERAGE ANNUAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004

                                                                               SINCE INCEPTION ON
ACWI EX-US VALUE EQUITY COMPOSITE*           1 YEAR      3 YEARS    5 YEARS      JANUARY 1, 1999
COMPOSITE NET AFTER EXPENSE LIMITATION      [XX.XX]%    [XX.XX]%   [XX.XX]%         [XX.XX]%

AVERAGE ANNUAL RETURNS FOR THE PERIODS ENDED DECEMBER 31:

ACWI EX-US VALUE EQUITY COMPOSITE*         1999       2000       2001       2002        2003        2004
COMPOSITE NET AFTER EXPENSE LIMITATION    [XX.XX]%   [XX.XX]%   [XX.XX]%   [XX.XX]%    [XX.XX]%    [XX.XX]%

* The ACWI ex-U.S. Value Equity composite includes all fee paying discretionary accounts managed by TBCAM which have substantially similar investment objectives, policies and strategies as The Boston Company International Value Opportunities Fund. As of December 31, 2004, the ACWI ex-U.S. Value Equity composite was composed of [x] accounts totaling approximately $[x.x] billion.

INVESTMENT AND ACCOUNT INFORMATION

HOW TO PURCHASE SHARES

Minimum initial investment: $100,000
Minimum subsequent investment: $5,000
Minimum investments may be waived by the distributor for investors in omnibus accounts and clients and employees of TBCAM and Standish Mellon and their immediate families.

All orders to purchase shares received by the distributor or its agent before the close of regular trading on the New York Stock Exchange will be executed at that day's share price. Orders received after that time will be executed at the next business day's price. All orders must be in good form and accompanied by payment. Each fund reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders. Shares of the funds are not available for sale in every state.

BY CHECK

- Send a check to the distributor payable to Mellon Institutional Funds with the completed original account application.

- Send a check to the distributor payable to Mellon Institutional Funds and a letter of instruction with the account name and number and effective date of the request.

BY WIRE

  OPENING AN ACCOUNT

  - Send the completed original account application to the distributor.

  - Call the distributor to obtain an account number.

  - Instruct your bank to wire the purchase amount to Mellon Bank, N.A. (see below).

  ADDING TO AN ACCOUNT

  Call the distributor. Instruct your bank to wire the amount of the additional investment to Mellon Bank, N.A. (see below).

BY FAX

  OPENING AN ACCOUNT

  - Fax the completed account application to 781-796-2864.

  - Mail the original account application to the distributor.

  - Follow the instructions for opening an account by wire.

  ADDING TO AN ACCOUNT

  - Fax a letter of instruction to 781-796-2864 with the account name and number and effective date of the request.

  - Call the distributor. Instruct your bank to wire the amount of the additional investment to Mellon Bank, N.A.

THROUGH A FINANCIAL INTERMEDIARY

Opening or adding to an account

Contact your financial intermediary. Financial intermediaries acting on an investor's behalf are responsible for transmitting orders to the distributor or its agent by the specified deadline.

The Large Cap Core Fund, Small Cap Value Fund, International Core Equity Fund and International Small Cap Fund may pay administrative service fees. These fees are paid to retirement plan administrators and other entities ("Administrators") who provide record keeping and/or other administrative support services to retirement plans and their participants. As compensation for such services, the funds listed above may pay each Administrator a service fee in an amount of up to 0.125% (on an annualized basis) of the fund's average daily net assets attributable to fund shares that are held in accounts services by such Administrator.

THE DISTRIBUTOR'S ADDRESS IS:
Mellon Funds Distributor, L.P.
P.O. Box 8585
Boston, Massachusetts 02266-8585
Tel: 1-800-221-4795
Fax: 781-796-2864
Email: mifunds@mellon.com

WIRE INSTRUCTIONS:
Mellon Bank, N.A.
Boston, MA
ABA#: 011001234
Account #: 56-5849
Fund name:
Investor account #:

HOW TO EXCHANGE SHARES

You may exchange shares of the fund for shares of any other fund in the Mellon Institutional Funds family of funds, if the registration of both accounts is identical. Shares exchanged within [30] days of purchase [(15 days for the Short Term Asset Reserve, Short Term Fixed Income, Opportunistic High Yield Bond and Opportunistic Emerging Markets Funds)] may be subject to a redemption fee. See page p [xx] for more information. A fund may refuse any exchange order and may modify or terminate its exchange privilege effecting all shareholders on 60 days' notice. Because excessive account transactions can disrupt the management of a fund and increase fund costs for all shareholders, TBCAM may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the same fund during any consecutive 12-month period. Multiple exchanges out of the same fund that occur in the same day will be considered a single exchange. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.

Exchange requests will not be honored until the distributor receives payment for the exchanged shares (up to 3 business days). An exchange involves a taxable redemption of shares surrendered in the exchange.

BY MAIL

- Send a letter of instruction to the distributor signed by each registered account owner.

- Provide the name of the current fund, the fund to exchange into and dollar amount to be exchanged.

- Provide both account numbers.

- Signature guarantees may be required (see below).

BY TELEPHONE

- If the account has telephone privileges, call the distributor.

- Provide the name of the current fund, the fund to exchange into and dollar amount to be exchanged.

- Provide both account numbers.

- The distributor may ask for identification and all telephone transactions may be recorded.

HOW TO REDEEM SHARES

All orders to redeem shares received by the distributor or its agent before the close of regular trading on the New York Stock Exchange will be executed at that day's share price. Orders received after that time will be executed at the next business day's price. All redemption orders must be in good form. Each fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Shares redeemed within 30 days of purchase may be subject to a redemption fee. See page [xx] for more information.

BY MAIL

- Send a letter of instruction to the distributor signed by each registered account owner.

- State the name of the fund and number of shares or dollar amount to be sold.

- Provide the account number.

- Signature guarantees may be required (see below).

BY TELEPHONE

- If the account has telephone privileges, call the distributor.

- For check of wire: Proceeds will be mailed by check payable to the shareholder of record to the address, or wired to the bank as directed, on the account application. The distributor may ask for identification and all telephone transactions may be recorded.

BY FAX

- Fax the request to the distributor at 781-796-2864.

- Include your name, the name of the fund and the number of shares or dollar amount to be sold.

- Proceeds will be mailed by check payable to the shareholder of record to the address, or wired to the bank as directed, on the account application.

THROUGH A FINANCIAL INTERMEDIARY

Contact your financial intermediary. Financial intermediaries acting on an investor's behalf are responsible for transmitting orders to the distributor or its agent by the specified deadline.

Good form       - Good form means that you have provided adequate instructions and there are no outstanding claims against your account or transaction limitations on your account. Also, a signature guarantee may be required with certain requests.

Redemption Fee  Short-term trading and excessive exchange activity in certain types of funds may interfere with portfolio management and have an adverse effect on the fund and its shareholders. Each fund in the Mellon Institutional Funds family of funds imposes a redemption fee of 2.00% of the total redemption amount (calculated at net asset value) if you sell or exchange your shares after holding them for less than [30] days [(15 days for the Short Term Asset Reserve, Short Term Fixed Income, Opportunistic High Yield Bond and Opportunistic Emerging Markets Funds)].

                The redemption fee is paid directly to the fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee does not apply to shares that were acquired through reinvestment of distributions. The redemption fee is applicable to all short-term redemptions or exchanges of shares except for redemptions or exchanges of shares by omnibus accounts maintained by fund networks or "supermarkets" which have indicated to the fund that they are not able to apply the redemption fee to the underlying shareholders at the sub-account level.

Investment and Account Information

TRANSACTION AND ACCOUNT POLICIES                                 VALUATION OF SHARES
ACCOUNTS WITH LOW BALANCES.  If an account falls                 Each fund offers its shares at the NAV per share of
below $50,000 as a result of redemptions (and not                the fund next calculated after an order is placed and
because of performance), the distributor may ask the             received in good order by the fund's distributor or
investor to increase the size of the account to                  its agent.  See, "How to purchase shares." Each fund
$50,000 within 30 days. If the investor does not                 calculates its NAV once daily as of the close of
increase the account to $50,000 the distributor may              regular trading on the New York Stock Exchange

redeem the account at net asset value and remit the              (generally at 4:00 p.m., New York time) on each
proceeds to the investor.                                        day the exchange is open. The fund's NAV will not
                                                                 be calculated on the days on which the exchange is
IN-KIND PURCHASES AND REDEMPTIONS.  Securities                   closed for trading, such as on national holidays.
you own may be used to purchase shares of a fund.                The Small Cap Growth Fund calculates the NAV of
This generally will be a taxable event for you. The              each class separately. The service class shares of
adviser will determine if the securities are consistent          Small Cap Growth Fund are offered in another
with the fund's objective and policies. If accepted,             prospectus. If the exchange closes early, the funds
the securities will be valued the same way the fund              accelerate calculation of NAV and transaction
values securities it already owns. A fund may make               deadlines to that time.
payment for redeemed shares wholly or in part by
giving the investor portfolio securities. A redeeming            Each fund values the securities in its portfolio on
shareholder will pay transaction costs to dispose of             the basis of market quotations and valuations
these securities.                                                provided by independent pricing services. If
                                                                 quotations are not readily available, or the value of a
SIGNATURE GUARANTEES.  A signature guarantee may                 security has been materially affected by events
be required for any written request to sell or                   occurring after the closing of a foreign exchange,
exchange shares, or to change account information                each fund may value its assets by a method that the
for telephone transactions.                                      trustees believe accurately reflects fair value. A
The distributor will accept signature guarantees                 fund that uses fair value to price securities may
from:                                                            value those securities higher or lower than another
                                                                 fund that uses market quotations. Foreign markets
-    members of the STAMP program or the                         may be open on days when U.S. markets are closed
     Exchange's Medallion Signature Program                      and the value of foreign securities owned by a fund
-    a broker or securities dealer                               may change on days when shareholders cannot
-    a federal savings, cooperative or other type of bank        purchase or redeem shares.
-    a savings and loan or other thrift institution
-    a credit union                                              DIVIDENDS AND DISTRIBUTIONS
-    a securities exchange or clearing agency
                                                                 Each fund intends to distribute all or substantially all of its net investment income and realized capital gains, if
A notary public cannot provide a signature                       any, for each taxable year. The funds, declare and pay
guarantee.                                                       dividends, if any, from net investment income
HOUSEHOLD DELIVERY OF FUND DOCUMENTS. With your                  semiannually and generally distribute capital gains
consent, TBCAM may send a single prospectus and                  annually. Most of a fund's distributions will be from
shareholder report to your residence for you and any             capital gains. All dividends and capital gains are
other member of your household who has an account                reinvested in shares of the fund that paid them unless the
with the fund. If you wish to revoke your consent to             shareholder elects to receive them in cash.
this practice, you may do so by contacting TBCAM,
either orally or in writing at the telephone number or
address for the funds listed on the back cover of this
prospectus. TBCAM will begin mailing prospectuses
and shareholder reports to you within 30 days after
receiving your revocation.

FUND DETAILS

TOOLS USED TO COMBAT SHORT-TERM TRADING AND EXCESSIVE EXCHANGE ACTIVITY

While the Mellon Institutional Funds family of funds provides its shareholders with daily liquidity, its investment programs are designed to serve long-term investors. The funds discourage short-term trading and excessive exchange activity in fund shares, as these activities may hurt the long-term performance of certain funds by requiring them to incur transactions costs, maintain an excessive amount of cash or liquidate portfolio holdings at a disadvantageous time. The funds do not have arrangements to accommodate investors who wish to engage in these activities. Although there is no generally applied standard in the marketplace as to what level of trading activity is excessive, we may consider trading in the funds' shares to be excessive if:

- You sell shares within a short period of time after the shares were purchased;

- You make two or more purchases and redemptions within a short period of time;

- You enter into a series of transactions that is indicative of a timing pattern or strategy; or

- We reasonably believe that you have engaged in such practices in connection with other mutual funds.

The Board of Trustees of the Mellon Institutional Funds has adopted policies and procedures designed to discourage short-term trading and excessive exchange activity in the Funds. These include policies and procedures relating to:

- trade activity monitoring;

- exchange guidelines;

- redemption fee on certain trades in certain funds; and

- use of fair value pricing.

Each of these tools used by the funds to combat short-term trading and excessive exchange activity is described in more detail below.

TRADE ACTIVITY MONITORING

The Mellon Institutional Funds monitor selected trades on a daily basis in an effort to detect short-term trading and excessive exchange activity in the funds. If, as a result of this monitoring, the Mellon Institutional Funds determine that a shareholder has engaged in short-term trading or excessive exchange activities, we will ask the shareholder to stop such activities and refuse to process further purchases or exchanges in the shareholder's accounts. In making such judgments, the Mellon Institutional Funds seek to act in a manner that we believe is consistent with the best interests of shareholders.

EXCHANGE GUIDELINES

As discussed further under "Investment and Account Information - How to exchange shares," you may make up to four exchanges out of the same fund in any twelve-month period. If you effect four exchanges out of the same fund during any consecutive twelve-month period, the Mellon Institutional Funds will reject any additional purchase or exchange orders with respect to that fund until such time as you are again entitled to effect an exchange under this policy.
Multiple exchanges out of the same fund
that occur in the same day will be considered a single exchange. An exchange is the movement out of (redemption) one fund and into (purchase) another fund. See "Investment and Account Information - How to exchange shares" for more information.

REDEMPTION FEE

Pursuant to a policy adopted by the Board of Trustees, you will be charged a 2% redemption fee if you redeem, including by exchange, shares of the funds within 30 days of purchase. See "Investment and Account Information - Redemption Fee" for more information.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the funds' net asset values are calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant change in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the funds may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. See "Investment and Account Information - Valuation of Shares" for more information.

Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of short-term trading and excessive exchange activities.

LIMITATIONS ON THE EFFECTIVENESS OF THESE TOOLS

Although these tools are designed to discourage short-term trading and excessive exchange activity, you should understand that none of these tools alone nor all of them taken together, can eliminate the possibility that such activity in the funds will occur. For example, the ability of a fund to monitor trades or exchanges by, and or to assess a redemption fee on, the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. For this reason, these tools cannot eliminate the possibility of short-term trading and excessive exchange activities. Moreover, certain of these tools involve judgments that are inherently subjective. The Mellon Institutional Funds seek to make these judgments to the best of our abilities in a manner that we believe is consistent with shareholder interests.

TAXES

            TRANSACTIONS                                              TAX STATUS
SALES OR EXCHANGES OF SHARES                  USUALLY CAPITAL GAIN OR LOSS. TAX RATE DEPENDS ON HOW LONG SHARES
                                              ARE HELD.

DISTRIBUTIONS OF LONG-TERM CAPITAL GAIN       TAXABLE AS LONG-TERM CAPITAL GAIN.

DISTRIBUTIONS OF SHORT-TERM CAPITAL GAIN      TAXABLE AS ORDINARY INCOME.

DIVIDENDS FROM NET INVESTMENT INCOME          TAXABLE AS EITHER ORDINARY INCOME OR QUALIFIED DIVIDEND INCOME
                                              TAXABLE TO INDIVIDUAL SHAREHOLDERS AT A MAXIMUM 15% FEDERAL TAX
                                              RATE IF SO DESIGNATED BY A FUND AND CERTAIN OTHER CONDITIONS ARE
                                              MET.

Every January, the funds provide information to their shareholders about the funds' dividends and distributions, which are taxable even if reinvested, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the funds with a correct taxpayer identification number and required certification may be subject to a 28% federal backup withholding tax.

MASTER/FEEDER STRUCTURE

Large Cap Core Fund, Small Cap Value Fund, Small Cap Growth Fund, International Core Equity Fund and International Small Cap Fund are "feeder" funds that invest exclusively in corresponding "master" portfolios with an identical investment objective. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio's expenses in proportion to their assets.

Shareholders should generally avoid investing in a fund shortly before an expected taxable dividend or capital gain distribution.
Otherwise, a shareholder may pay taxes on dividends or distributions that are economically equivalent to a partial return of the shareholder's investment.

Shareholders should consult their tax advisers about their own particular tax situations.

Each feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, the fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The fund's trustees would then consider whether the fund should hire its own investment adviser, invest in a different master portfolio, or take other action.

THE FUNDS' SERVICE PROVIDERS

PRINCIPAL UNDERWRITER                INDEPENDENT AUDITORS
Mellon Funds Distributor, L.P.       [XXXXX]

CUSTODIAN AND FUND ACCOUNTANT        LEGAL COUNSEL
Mellon Bank, N.A.                    Wilmer Cutler Pickering Hale and Dorr LLP

TRANSFER AGENT
Dreyfus Transfer, Inc.

FINANCIAL HIGHLIGHTS

[TO BE FILED BY AMENDMENT]

                         FOR MORE INFORMATION

The Boston Company Asset Management, LLC is an investment advisory firm that manages assets for public, corporate and Taft-Hartley, defined benefit plans and endowments and foundation clients, as well as mutual funds. TBCAM offers a broad array of investment services that includes management of domestic and international equity portfolios.

For investors who want more information about The Boston Company equity funds, the following documents are available free upon request.

ANNUAL/SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders, as well as the funds' quarterly reports filed with the Securities and Exchange Commission. Each fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the funds and is incorporated into this prospectus by reference.

Investors can get free copies of reports and SAIs, request other information and discuss their questions about the fund by contacting the fund at:

Mellon Institutional Funds
P.O. Box 8585
Boston, MA 02266-8585

Telephone: 1.800.221.4795

Email:
mifunds@mellon.com

Internet:
http://www.melloninstitutionalfunds.com

Investors can review the funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. Call 202.942.8090 for hours of operation. Investors can get text-only copies.

- For a fee, by writing the Public Reference Room of the Commission, Washington, D.C. 20549-6009

- For a fee, by sending an email or electronic request to the Public Reference Room of the Commission at publicinfo@sec.gov

- Free from the Commission's Internet website at http://www.sec.gov

                            [MELLON LOGO]
                      MELLON INSTITUTIONAL FUNDS
                           ONE BOSTON PLACE
                        BOSTON, MA 02108-4408
                             800.221.4795
                   www.melloninstitutionalfunds.com

                                                         INVESTMENT COMPANY ACT
                                                         FILE NUMBER (811-4813)

                                                                   [Logo] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds

                                        THE BOSTON COMPANY SMALL CAP GROWTH FUND
                                                          (SERVICE CLASS SHARES)

PROSPECTUS
JANUARY [ ], 2004

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

CONTENTS

RISK/RETURN SUMMARY.............................  [ ]
Who may want to invest..........................  [ ]
Mutual fund risks...............................  [ ]
Small Cap Growth Fund...........................  [ ]

THE FUND'S INVESTMENTS AND RELATED RISKS........  [ ]

THE INVESTMENT ADVISER..........................  [ ]
About The Boston Company Asset Management, LLC..  [ ]
Fund managers...................................  [ ]
Advisory services and fees......................  [ ]

INVESTMENT AND ACCOUNT INFORMATION..............  [ ]
How to purchase shares..........................  [ ]
How to exchange shares..........................  [ ]
How to redeem shares............................  [ ]
Redemption fee..................................  [ ]
Transaction and account policies................  [ ]
Valuation of shares.............................  [ ]
Dividends and distributions.....................  [ ]

FUND DETAILS....................................  [ ]
Taxes...........................................  [ ]
Master/feeder structure.........................  [ ]
The fund's service providers....................  [ ]

FINANCIAL HIGHLIGHTS............................  [ ]

FOR MORE INFORMATION............................  [ ]

RISK/RETURN SUMMARY

The Boston Company Asset Management, LLC ("TBCAM") manages The Boston Company Small Cap Growth Fund. The fund seeks long-term growth of capital.

The fund is available only through account administrators that provide omnibus accounting services for groups of individuals who beneficially own fund shares. Omnibus accounts include pension and retirement plans as well as taxable and tax-deferred investing programs that provide personal or account maintenance services to groups of individuals.

TBCAM manages more than $[xx] billion of assets for a broad range of clients in the U.S. and abroad.

WHO MAY WANT TO INVEST

THE FUND MAY BE APPROPRIATE FOR INVESTORS:

-  LOOKING TO INVEST OVER THE LONG TERM AND WILLING TO RIDE OUT MARKET SWINGS.

- WHO DO NOT NEED STABLE INCOME AND ARE WILLING TO TOLERATE MORE RISK THAN FIXED INCOME INVESTMENTS.

-  COMFORTABLE WITH THE RISKS OF THE STOCK MARKET.

A description of the fund begins on the next page and includes more information about the fund's key investments and strategies, principal risk factors, past performance and expenses.

MUTUAL FUND RISKS

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

RISK/RETURN SUMMARY

Small Cap Growth Fund (Service Class)

INVESTMENT OBJECTIVE

Long-term growth of capital.

KEY INVESTMENTS AND STRATEGIES

The fund invests all of its investable assets in a TBCAM advised master portfolio which invests, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies. Except where indicated, this prospectus uses the term "fund" to mean the fund and its master portfolio taken together. The fund considers small cap companies to have total market capitalizations equal to or less than the average total market capitalization of the largest company included in the Russell 2000 Growth Index measured as of the end of the previous twelve months. This would correspond to companies with total market capitalization of less than $[x.xx] billion as of December 31, 2004. The fund may also invest in equity index futures contracts based primarily on the Russell 2000 Index.

HOW STOCKS ARE SELECTED

The adviser employs a growth oriented investment style in managing the fund's portfolio which means the adviser seeks to identify those small cap companies which are experiencing or will experience rapid earnings or revenue growth. The adviser selects these stocks by:

 - Using fundamental research to identify and follow companies with attractive characteristics, such as strong business and competitive positions, solid cash flows and balance sheets, high quality management and high sustainable growth.
 - Investing in a company when the adviser's research indicates that the company will experience accelerating revenues and expanding operating margins, which may lead to rising earnings estimates and favorable earnings surprises.

The adviser focuses on individual stock selection instead of trying to predict which industries or sectors will perform best. The fund's investment strategy may lead it to emphasize certain sectors, such as technology, health care, business services and communications.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in a fund, or a fund could perform less well than other possible investments, if any of the following occurs:

 -  The U.S. stock market goes down.
 -  Small cap stocks are out of favor with the market.
 - The markets strongly favor stocks with value characteristics over growth stocks.
 - Negative market sentiment towards, or events affecting issuers in, the technology, health care, business services and communications sectors disproportionately hurts the fund's performance.
 - An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
 - The adviser's judgment about the attractiveness, value or potential appreciation of a particular company's stock proves to be incorrect.
 - During periods of extreme stock market volatility, the fund has difficulty closing out its position in equity index futures contracts or closing out the position at a price the fund believes reflects the value of the securities which make up the underlying index.

RISKS OF SMALL CAP COMPANIES
There is a risk that the fund will lose money because it invests primarily in small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They may have shorter operating histories and more volatile businesses. The prices of small cap stocks, and in particular aggressive growth small cap stocks, tend to be more volatile than the prices of other stocks. In addition, it may be harder to sell these stocks, which can reduce their selling prices.

Total return performance

The bar chart and total return table indicate the risks of investing in the fund. The bar chart shows changes in the performance from year to year of the fund's Institutional Class shares for the full calendar periods indicated. The total return table shows how average annual returns of Institutional Class shares for different calendar periods compare to those of a widely recognized unmanaged index of stock prices. Institutional Class shares are not offered in this prospectus, but Service Class shares would have had substantially similar performance over all periods shown. Institutional Class shares and Service Class shares are invested in the same portfolio of securities and annual returns differ only to the extent that each class has different expenses. The fund's past performance does not indicate how the fund will perform in the future.

Small Cap Growth Fund
(Service Class)

[Bar chart]
Calendar Year Ended December 31
1997:    30.86%
1998:    14.30%
1999:   127.67%*
2000:   (20.56)%

2001:   (17.76)%
2002:   (25.59)%
2003:    44.94%
2004:   [xx.xx]%

Quarterly returns:
SMALL CAP GROWTH FUND
Highest: [xx.xx]% in [ ] quarter [ ]
Lowest:  [(xx.xx)]% in [ ] quarter [ ]

* The fund's performance in 1999 should be considered extraordinary due to particularly favorable market conditions which are unlikely to reoccur.

AVERAGE ANNUAL TOTAL RETURNS FOR SELECTED PERIODS ENDED DECEMBER 31, 2004

                               1 Year   5 Years   10 Years   Life of Fund    Inception Date*
SMALL CAP GROWTH FUND
Return Before Taxes            [x.xx]   [x.xx]      N/A         [x.xx]          [5/8/00]
Return After Taxes on          [x.xx]   [x.xx]      N/A         [x.xx]
Distributions**
Return After Taxes on          [x.xx]   [x.xx]      N/A         [x.xx]
Distributions and Sale of
Fund Shares**
Russell 2000 Growth Index      [x.xx]   [x.xx]      N/A         [x.xx]
(reflects no deduction for
fees, expenses or taxes)***

 * INCEPTION DATE OF INSTITUTIONAL CLASS SHARES IS DECEMBER 23, 1996. THE AVERAGE ANNUAL RETURNS FOR THE PERIODS INDICATED ABOVE REFLECT THE RETURNS OF THE FUND'S INSTITUTIONAL CLASS SHARES.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local laws. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to arrangements such as 401(k) plans or individual retirement accounts.

*** The Russell 2000 Index is an unmanaged index of 2,000 stocks of small cap U.S. companies. The Russell 2000 Growth Index is an unmanaged index representing those Russell 2000 companies with higher price-to-book ratios and forecasted growth.

Fees and expenses of the fund

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

BASED ON FISCAL YEAR ENDED 9/30/04               SMALL CAP GROWTH FUND (SERVICE CLASS)
SHAREHOLDER FEES                                                 None
(fees paid directly from your investment)
REDEMPTION FEE(1)                                                 2%
(as a percentage of total redemption proceeds)
ANNUAL FUND OPERATING EXPENSES (2, 3)
(expenses that are deducted from fund assets)
      Management fees                                           0.80%
      Distribution (12b-1) fees                                  None
      Other expenses                                           [x.xx]%
           Service fees                                         0.25%
      Total annual fund operating expenses                     [x.xx]%

---------

(1) A redemption fee applies to any shares redeemed (either by selling or exchanging to another fund) within [30] days of purchase, except those shares held by the categories of shareholders described under the "Investment and Account Information" section of this prospectus.

(2) Because the adviser has agreed to cap the fund's operating expenses, the fund's actual expenses (after taking into account the current expense limitation) would have been:

Management fees                                     [x.xx]%
Other expenses                                      [x.xx]%
    Service fees                                    [x.xx]%
Total annual fund operating expenses                [x.xx]%

This cap may be changed or eliminated at any time.

(3) The table and example reflect the combined expenses of the Small Cap Growth Fund and the master portfolio in which it invests all its assets.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The example assumes that:

 -  You invest $10,000 in the fund for the time periods indicated;
 -  You redeem at the end of each period;
 -  Your investment has a 5% return each year; and
 -  The fund's operating expenses have not been capped and remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                        AFTER     AFTER      AFTER     AFTER
                       1 YEAR    3 YEARS    5 YEARS  10 YEARS
SMALL CAP GROWTH FUND   $[ ]      $[ ]       $[ ]      $[ ]

THE FUND'S INVESTMENTS AND RELATED RISKS

ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENTS

EQUITY INVESTMENTS


Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, equity index futures contracts, convertible securities, depository receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and real estate investment trusts and equity participations. The fund may invest up to 20% of net assets in equity securities of companies with capitalizations greater than the capitalizations of the largest companies included in the Russell 2000 Growth Index.

FOREIGN SECURITIES

The fund may invest up to 15% of assets in foreign securities, including those of emerging market issuers, regardless of where they are traded.

Foreign securities involve the risks of adverse foreign government actions, political and economic instability and the lack of adequate and accurate information. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging market countries.

INFORMATION ABOUT THE FUND'S OTHER INVESTMENT STRATEGIES

DEFENSIVE INVESTING

The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position it may be unable for a time to achieve its investment objective.

DERIVATIVE CONTRACTS

The fund may, but is not required to, use derivative contracts for any of the following purposes:

 - To hedge against adverse changes--caused by changing interest rates, stock market prices or currency exchange rates--in the market value of securities held by or to be bought for a fund.

 -  As a substitute for purchasing or selling securities.

 -  To enhance a fund's potential gain in non-hedging situations.

A derivative contract will obligate or entitle the fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index. Even a small investment in derivative contracts can have a big impact on a portfolio's interest rate, stock market and currency exposure. Therefore, using derivatives can disproportionately increase portfolio losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's portfolio holdings.

Counterparties to OTC derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund's portfolio less liquid and harder to value, especially in declining markets.

THE FUND CAN INVEST IN ALL TYPES OF EQUITY SECURITIES.

FIXED INCOME SECURITIES

The fund may invest up to 20% of net assets in high grade fixed income securities with remaining maturities of three years or less. The fund may invest up to 5% of assets in securities rated, or of comparable quality to those rated, in the lowest long-term investment grade rating category.

The fund's fixed income securities may have all types of interest rate payment and reset terms. These securities may be issued by the U.S. government or any of its agencies, foreign governments or their subdivisions and U.S. and foreign companies.

CREDIT QUALITY AND RISK

Securities are investment grade or high grade if:

 - They are rated, respectively, in one of the top four or top three long-term rating categories of a nationally recognized statistical rating organization.
 -  They have received a comparable short-term or other rating.
 - They are unrated securities that the adviser believes to be of comparable quality.
 -  The value of a fund's fixed income securities may go down if:
 - Interest rates rise, which will make the prices of fixed income securities go down.
 - The issuer of a security owned by the fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

IMPACT OF HIGH PORTFOLIO TURNOVER

The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

PORTFOLIO HOLDINGS

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's statement of additional information [and on the fund's website at www.melloninstitutionalfunds.com.

INVESTMENT OBJECTIVE

The fund's investment objective may be changed by the fund's trustees without shareholder approval. However, the fund's key investment strategy of investing at least 80% of net assets in particular types of securities may not be changed unless the fund provides 60 days advance notice to its shareholders.

THE INVESTMENT ADVISER

TBCAM offers a broad array of investment services that includes management of domestic and international equity portfolios.

About The Boston Company Asset Management LLC ("TBCAM")

TBCAM was founded in 1970 and manages more than $[xx] billion in assets in international and domestic equity and balanced portfolios for public, corporate, Taft-Hartley, defined benefit plans, as well as endowments and foundation clients and subadvised relationships. TBCAM is the adviser to each fund.

TBCAM is an indirect subsidiary of Mellon Financial Corporation. Mellon is a global financial services company with approximately $[x.x] trillion of assets under management, administration or custody, including approximately $[xxx] billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions.

TBCAM believes that experience is a prerequisite for long-term investment success. But experience alone is insufficient in a world of complex new securities and rapidly changing technologies. To keep pace with today's investment markets, TBCAM has built a staff which balances enthusiasm and intellectual curiosity with professional and technical expertise. This combination of experience and enthusiasm, tradition and innovation has worked well and serves as a blueprint for future growth at TBCAM.

TBCAM relies on a combination of traditional fundamental research, which is the product of a seasoned staff of specialists, and innovative quantitative analysis, which uses sophisticated computer-based models to help identify potentially attractive securities in equity markets. In each market, TBCAM seeks to discover opportunity by attention to detail and adherence to a strict set of disciplines. TBCAM uses fundamental research to uncover securities that have been overlooked or misunderstood in the marketplace. Such issues are frequently undervalued and present growth opportunities that can be exploited by TBCAM's portfolio managers.

TBCAM strives to balance individual insight with the shared wisdom of the investment team. By combining technology and an experienced research staff, TBCAM has built a powerful internal network of overlapping resources.

FUND DETAILS

Fund Managers

FUND                  FUND MANAGERS                POSITIONS DURING PAST FIVE YEARS
Small Cap Growth      B. Randall Watts, Jr., CFA   Senior vice president, Randy is a portfolio
Fund (Service Class)                               manager for our US Small Cap Growth and US
                                                   Small Cap Value Equity strategies. He also
                                                   conducts research covering the technology
                                                   and industrial sectors. Prior to 2001,
                                                   Randy served as a director and portfolio
                                                   manager for Westfield Capital Management.

                      Todd Wakefield, CFA          Vice President, Todd is a portfolio manager
                                                   for our US Small Cap Growth strategies and
                                                   a member of the portfolio management team
                                                   for our Small-to-Midcap Growth strategies.
                                                   He also conducts research covering the
                                                   consumer services and energy sectors. Prior
                                                   to 1998, Todd served as portfolio
                                                   manager/analyst at Fleet Investment Advisors.

ADVISORY SERVICES AND FEES

TBCAM provides the fund with portfolio management and investment research services, places orders to buy and sell the fund's portfolio securities and manages the fund's business affairs. For the fiscal year ended September 30, 2004, the fund paid an advisory fee to TBCAM for these services. TBCAM has agreed to limit the fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses). This agreement with TBCAM is currently in effect but is temporary and may be terminated or changed at any time.

FUND             ACTUAL ADVISORY FEE     CONTRACTUAL ADVISORY    CURRENT EXPENSE LIMITATION*
                        PAID                    FEE
Small Cap             [x.xx]%                  0.80%             Small Cap Growth Fund
Growth Fund                                                      Institutional Class Shares'
(Service Class)                                                  expense limitation
                                                                 (currently 1.20%) plus 0.25%.

* Current expense limitation, also shown as a percentage of the fund's average net assets, represents a voluntary cap on the fund's total expenses. If the actual advisory fee rate is less than the contractual advisory fee rate, the cap was triggered and advisory fees were waived by TBCAM.

INVESTMENT AND ACCOUNT INFORMATION

How to purchase shares

WHO MAY PURCHASE FUND SHARES

Only account administrators for omnibus accounts may purchase the fund's shares. Individuals may not purchase shares directly from the fund.

 - If you are an individual investing assets in a retirement plan sponsored by your employer, contact your employer to find out how to purchase fund shares.
 - If you are an individual investing assets in a self-administered retirement plan, contact your account administrator to find out how to purchase fund shares.

Minimum initial investment for the fund is $100,000 per omnibus account. This minimum does not apply to investments by individual participants in an omnibus account. Also, this minimum does not apply to omnibus accounts that use TBCAM or one its affiliates as their investment adviser.

All orders to purchase shares received by the distributor or certain account administrators before the close of regular trading on the New York Stock Exchange will be executed at that day's share price if payment is received by the fund's custodian by a specified deadline on the next business day. Orders received after that time will be executed at the next business day's price. Financial intermediaries acting on a purchaser's behalf are responsible for transmitting orders to the distributor or its agent by the specified deadline. All orders must be in good form and accompanied by payment. The fund reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

ACCOUNT ADMINISTRATORS SHOULD:

 - Open an account with the fund by sending to the distributor a completed original account application.
 - Transmit electronically or by telephone to the distributor the name of the fund, the dollar amount of shares to be purchased and the applicable account number.
 - Wire the purchase price in immediately available funds not later than 3:00 p.m. eastern time on the next business day.

THE DISTRIBUTOR'S ADDRESS IS:
Mellon Funds Distributor, L.P.
P.O. Box 8585
Boston, Massachusetts 02266-8585
Tel: 1-800-221-4795
Fax: 781-796-2864
Email: mifunds@mellon.com

WIRE INSTRUCTIONS:
Mellon Bank, N.A.
Boston, MA
ABA #: 011001234
Account #: 56-5849
Fund Name:
Investor Account:

HOW TO EXCHANGE SHARES

Account administrators may exchange Service Class shares of the fund for service class shares of any other fund in the Mellon Institutional Funds family of funds if the registration of both accounts is identical. Individuals should contact their employers or account administrators to find out how to exchange fund shares. Shares exchanged within 30 days of purchase may be subject to a redemption fee. See Page [xx] for more information. The fund may refuse any exchange order and may modify or terminate its exchange privilege affecting all shareholders on 60 days' notice. Because excessive account transactions can disrupt the management of the fund and increase fund costs for all shareholders, TBCAM may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the same fund during any consecutive 12-month period. Multiple exchanges out of the same fund that occur in the same day will be considered a single exchange. Accounts under common ownership or control will be counted together for purposes of the four exchange limit. Exchange requests will not be honored until the distributor receives payment for the exchanged shares (up to 3 business days). An exchange involves a taxable redemption of shares surrendered in the exchange.

BY MAIL

ACCOUNT ADMINISTRATORS SHOULD:
- Send a letter of instruction to the distributor signed by each registered account owner.
- Provide the name of the current fund, the fund to exchange into and dollar amount to be exchanged.
-  Provide both account numbers.
-  Signature guarantees may be required (see below).

BY TELEPHONE

ACCOUNT ADMINISTRATORS SHOULD:
-  If the account has telephone privileges, call the distributor.
- Provide the name of the current fund, the fund to exchange into and dollar amount to be exchanged.
-  Provide both account numbers.
- The distributor may ask for identification and all telephone transactions may be recorded.

HOW TO REDEEM SHARES

All orders to redeem shares received by the distributor or its agent before the close of regular trading on the New York Stock Exchange will be executed at that day's share price. Orders received after that time will be executed at the next business day's price. All redemption orders must be in good form. Shares redeemed within [30] days of purchase may be subject to a redemption fee. See Page [xx] for more information. The fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Individuals should contact their employers or account administrators to find out how to redeem fund shares.

BY MAIL

ACCOUNT ADMINISTRATORS SHOULD:
- Send a letter of instruction to the distributor signed by each registered account owner.
-  State the name of the fund and number of shares or dollar amount to be sold.
-  Provide the account number.
-  Signature guarantees may be required (see below).

BY TELEPHONE

ACCOUNT ADMINISTRATORS SHOULD:
-  If the account has telephone privileges, call the distributor.

- Proceeds will be mailed by check payable to the shareholder of record to the address, or wired to the bank as directed, on the account application.
- The distributor may ask for identification and all telephone transactions may be recorded.

GOOD FORM

- Good form means that you have provided adequate instructions and there are no outstanding claims against your account or transaction limitations on your account. Also, a signature guarantee may be required with certain requests.

REDEMPTION FEE

Short-term trading and excessive exchange activity in certain types of funds may interfere with portfolio management and have an adverse effect on the fund and its shareholders. Each fund in the Mellon Institutional Funds family of funds imposes a redemption fee of 2.00% of the total redemption amount (calculated at net asset value) if you sell or exchange your shares after holding them for less than 30 days [(15 days for the Short Term Asset Reserve, Short Term Fixed Income, Opportunistic High Yield Bond and Opportunistic Emerging Markets Funds)]. The redemption fee is paid directly to the fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee does not apply to shares that were acquired through reinvestment of distributions.

The redemption fee is applicable to all short-term redemptions or exchanges of shares except for redemptions or exchanges of shares by omnibus accounts maintained by fund networks or "supermarkets" which have indicated to the fund that they are not able to apply the redemption fee to the underlying shareholders at the sub-account level.

INVESTMENT AND ACCOUNT INFORMATION

Transaction and account policies

ACCOUNTS WITH LOW BALANCES.

If an omnibus account falls below $50,000 as a result of redemptions (and not because of performance), the distributor may notify the account administrator that omnibus account participants should increase the size of the account to $50,000 within 30 days. If the omnibus account does not increase to $50,000 the distributor may redeem the account at net asset value and remit the proceeds to the administrator.

IN-KIND PURCHASES AND REDEMPTIONS.

Securities held in an omnibus account may be used to purchase shares of the fund. This generally will be a taxable event for you. The adviser will determine if the securities are consistent with the fund's objective and policies. If accepted, the securities will be valued the same way the fund values securities it already owns. The fund may make payment for redeemed shares wholly or in part by giving the investor portfolio securities. A redeeming shareholder will pay transaction costs to dispose of these securities.

SIGNATURE GUARANTEES.

A signature guarantee may be required for any written request to sell or exchange shares, or to change account information for telephone transactions.

The distributor will accept signature guarantees from:

 -  members of the STAMP program or the Exchange's Medallion Signature Program
 -  a broker or securities dealer
 -  a federal savings, cooperative or other type of bank
 -  a savings and loan or other thrift institution
 -  a credit union
 -  a securities exchange or clearing agency

A notary public cannot provide a signature guarantee.

HOUSEHOLD DELIVERY OF FUND DOCUMENTS.

With your consent, TBCAM may send a single prospectus and shareholder report to your residence for you and any other member of your household who has an account with the fund. If you wish to revoke your consent to this practice, you may do so by contacting TBCAM, either orally or in writing at the telephone number or address for the funds listed on the back cover of this prospectus. TBCAM will begin mailing prospectuses and shareholder reports to you within 30 days after receiving your revocation.

VALUATION OF SHARES

The fund offers its shares at the NAV per share of the fund or class, if more than one class is offered, next calculated after an order is placed and received in good order by the fund's distributor or certain account administrators. See, "How to purchase shares." The fund calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m., New York time) on each day the exchange is open. The fund's NAV will not be calculated on the days on which the exchange is closed for trading, such as on national holidays. The fund calculates the NAV of each class separately. If the exchange closes early, the fund accelerates calculation of NAV and transaction deadlines to that time.

The fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, the fund may value its assets by a method that the trustees believe accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than a fund that uses market quotations. Foreign markets may be open when U.S. markets are closed and the value of foreign securities owned by a fund may change on days when shareholders cannot purchase or redeem shares.

TOOLS USED TO COMBAT SHORT-TERM TRADING AND EXCESSIVE EXCHANGE ACTIVITY

While the Mellon Institutional Funds family of funds provides its shareholders with daily liquidity, its investment programs are designed to serve long-term investors. The funds discourage short-term trading and excessive exchange activity in fund shares, as these activities may hurt the long-term performance of certain funds by requiring them to incur transactions costs, maintain an excessive amount of cash or liquidate portfolio holdings at a disadvantageous time. The funds do not have arrangements to accommodate investors who wish to engage in these activities. Although there is no generally applied standard in the marketplace as to what level of trading activity is excessive, we may consider trading in the funds' shares to be excessive if:

- You sell shares within a short period of time after the shares were purchased;
- You make two or more purchases and redemptions within a short period of time;
- You enter into a series of transactions that is indicative of a timing pattern or strategy; or
- We reasonably believe that you have engaged in such practices in connection with other mutual funds.

The Board of Trustees of the Mellon Institutional Funds has adopted policies and procedures designed to discourage short-term trading and excessive exchange activity in the Funds. These include policies and procedures relating to:

-  trade activity monitoring;
-  exchange guidelines;
-  redemption fee on certain trades in certain funds; and
-  use of fair value pricing.

Each of these tools used by the funds to combat short-term trading and excessive exchange activity is described in more detail below.

TRADE ACTIVITY MONITORING
The Mellon Institutional Funds monitor selected trades on a daily basis in an effort to detect short-term trading and excessive exchange activity in the funds. If, as a result of this monitoring, the Mellon Institutional Funds determine that a shareholder has engaged in short-term trading or excessive exchange activities, we will ask the shareholder to stop such activities and refuse to process further purchases or exchanges in the shareholder's accounts. In making such judgments, the Mellon Institutional Funds seek to act in a manner that we believe is consistent with the best interests of shareholders.

EXCHANGE GUIDELINES
As discussed further under "Investment and Account Information -- How to exchange shares," you may make up to four exchanges out of the same fund in any twelve-month period. If you effect four exchanges out of the same fund during any consecutive twelve-month period, the Mellon Institutional Funds will reject any additional purchase or exchange orders with respect to that fund until such time as you are again entitled to effect an exchange under this policy. Multiple exchanges out of the same fund that occur in the same day will be considered a single exchange. An exchange is the movement out of (redemption) one fund and into (purchase) another fund. See "Investment and Account Information -- How to exchange shares" for more information.

REDEMPTION FEE
Pursuant to a policy adopted by the Board of Trustees, you will be charged a 2% redemption fee if you redeem, including by exchange, shares of the funds within 30 days of purchase. See "Investment and Account Information -- Redemption Fee" for more information.

FAIR VALUE PRICING
The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the funds' net asset values are calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant change in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the funds may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. See "Investment and Account Information -- Valuation of Shares" for more information.

Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of short-term trading and excessive exchange activities.

LIMITATIONS ON THE EFFECTIVENESS OF THESE TOOLS
Although these tools are designed to discourage short-term trading and excessive exchange activity, you should understand that none of these tools alone nor all of them taken together, can eliminate the possibility that such activity in the funds will occur. For example, the ability of a fund to monitor trades or exchanges by, and or to assess a redemption fee on, the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. For this reason, these tools cannot eliminate the possibility of short-term trading and excessive exchange activities. Moreover, certain of these tools involve judgments that are inherently subjective. The Mellon Institutional Funds seek to make these judgments to the best of our abilities in a manner that we believe is consistent with shareholder interests.

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute all or substantially all of its net investment income and realized capital gains, if any, for each taxable year. The fund declares and pays dividends, if any, from net investment income semiannually and generally distributes capital gains annually. Most of the fund's distributions will be from capital gains. All dividends and capital gains are reinvested in shares of the fund that paid them unless the shareholder elects to receive them in cash.

FUND DETAILS
Taxes

TRANSACTIONS                          TAX STATUS
Sales or exchanges of shares          Usually capital gain or loss. Tax rate depends
                                      on how long shares are held.

Distributions of long-term capital    Taxable as long-term capital gain.
gain

Distributions of short-term capital   Taxable as ordinary income.
gain

Dividends from net investment         Taxable as either ordinary income or qualified dividend
income                                income taxable to individual shareholders at a maximum
                                      15% federal tax rate if so designated by a fund and
                                      certain other conditions are met.

Every January, the fund provides information to certain account administrators about the fund's dividends and distributions, which are taxable even if reinvested, and about the accounts' redemptions during the previous calendar year. Any account administrator who does not provide the fund with a correct taxpayer identification number and required certification may be subject to a 28% federal backup withholding tax.

Taxable investors should generally avoid investing in the fund shortly before an expected dividend or capital gain distribution. Otherwise, an investor may pay taxes on dividends or distributions that are economically equivalent to a partial return of the shareholder's investment.

Investors should consult their tax advisers about their own particular tax situations.

Master/feeder structure

The fund is a "feeder" fund that invests exclusively in a corresponding "master" portfolio with identical investment objectives. Except where indicated, this prospectus uses the term "fund" to mean feeder fund and its master portfolio taken together. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio's expenses in proportion to their assets.

The feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, the fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The fund's trustees would then consider whether the fund should hire its own investment adviser, invest in a different master portfolio, or take other action.

                          THE FUND'S SERVICE PROVIDERS

       PRINCIPAL UNDERWRITER                    INDEPENDENT AUDITORS
   Mellon Funds Distributor, L.P.                     [xxxx]

 CUSTODIAN AND FUND ACCOUNTANT                    LEGAL COUNSEL
         Mellon Bank, N.A.            Wilmer Cutler Pickering Hale and Dorr LLP

         TRANSFER AGENT
      Dreyfus Transfer, Inc.

FINANCIAL HIGHLIGHTS

[TO BE FILED BY AMENDMENT]

FOR MORE INFORMATION

The Boston Company Asset Management, LLC is an investment advisory firm that manages assets for public, corporate and Taft-Hartley, defined benefit plans and endowments and foundation clients, as well as mutual funds. TBCAM offers a broad array of investment services that includes management of domestic and international equity portfolios.

For investors who want more information about The Boston Company Small Cap Growth Fund (Service Class Shares), the following documents are available free upon request.

ANNUAL/SEMIANNUAL REPORTS

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders, as well as the fund's quarterly reports filed with the Securities and Exchange Commission. The fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated into this prospectus by reference.

Investors can get free copies of reports and SAIs, request other information and discuss their questions about the fund by contacting the fund at:

Mellon Institutional Funds
P.O. Box 8585
Boston, MA 02266-8585

Telephone: 1.800.221.4795

Email: mifunds@mellon.com

Internet:
http://www.melloninstitutionalfunds.com

Investors can review the fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. Call 202.942.8090 for hours of operation. Investors can get text-only copies.

 - For a fee, by writing the Public Reference Room of the Commission, Washington, D.C. 20549-6009

 - For a fee, by sending an email or electronic request to the Public Reference Room of the Commission at publicinfo@sec.gov

 -  Free from the Commission's Internet website at http://www.sec.gov

                                [MELLON LOGO]
                           MELLON INSTITUTIONAL FUNDS
                               ONE BOSTON PLACE
                              BOSTON, MA 02108-4408
                                  800.221.4795
                        www.melloninstitutionalfunds.com

                                   Investment Company Act file number (811-4813)

                                                           Mellon
                                                ------------------------------
                                                  Mellon Institutional Funds

Prospectus                             MELLON INSTITUTIONAL GROUP OF TAX EXEMPT
                                       BOND FUNDS

-------------------------------------------------------------------------------

January [   ], 2005               Standish Mellon Intermediate
                                  Tax Exempt Bond Fund

                                  Standish Mellon Massachusetts
                                  Intermediate Tax Exempt Bond Fund

                                      The Securities and Exchange
                                      Commission has not approved or
                                      disapproved these securities or
                                      determined whether this prospectus
                                      is accurate or complete. Any
                                      statement to the contrary is a crime.

CONTENTS

RISK/RETURN SUMMARY....................................    [  ]
    Tax-sensitive investing............................    [  ]
    Who may want to invest.............................    [  ]
    Mutual fund risks..................................    [  ]
    All funds..........................................    [  ]

THE FUNDS' INVESTMENTS AND RELATED RISKS...............    [  ]

THE INVESTMENT ADVISER.................................    [  ]
    About Standish Mellon..............................    [  ]
    Fund managers......................................    [  ]
    Advisory services and fees.........................    [  ]

INVESTMENT AND ACCOUNT INFORMATION.....................    [  ]
    How to purchase shares.............................    [  ]
    How to exchange shares.............................    [  ]
    How to redeem shares...............................    [  ]
    Transaction and account policies...................    [  ]
    Valuation of shares................................    [  ]
    Dividends and distributions........................    [  ]

FUND DETAILS...........................................    [  ]
    Taxes..............................................    [  ]
    Taxable equivalent yield tables....................    [  ]
    The funds' service providers.......................    [  ]

FINANCIAL HIGHLIGHTS...................................    [  ]

FOR MORE INFORMATION...................................    [  ]

RISK/RETURN SUMMARY

TAX-SENSITIVE INVESTING

Standish Mellon Asset Management Company LLC manages the funds using tax-sensitive strategies that are designed to reduce the impact of federal and state income tax on the after tax returns actually achieved by investors in the funds. Standish Mellon Intermediate Tax Exempt Bond Fund and Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund invest in investment grade, intermediate-term municipal bonds. Both funds are managed to minimize the realization and distribution to shareholders of taxable income and capital gains.

Standish Mellon manages more than $[xxx] billion of assets for a broad range of clients in the U.S. and abroad at December 31, 2004.

WHO MAY WANT TO INVEST

THE FUNDS MAY BE APPROPRIATE FOR INVESTORS:

-  Seeking a high level of interest income exempt from federal income tax.

-  Seeking more price stability than investments in long-term municipal bonds.

-  Looking to diversify into bonds while limiting taxable income.

- Willing to ride out changes in bond market prices due to interest rate changes.

Descriptions of the funds begin on the next page and include more information about each fund's key investments and strategies, principal risk factors, past performance and expenses.

MUTUAL FUND RISKS

An investment in either fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

RISK/RETURN SUMMARY

                        INTERMEDIATE TAX EXEMPT BOND FUND           MA INTERMEDIATE TAX EXEMPT BOND FUND
 INVESTMENT OBJECTIVE   Provide a high level of interest     Provide a high level of interest income exempt from
                        income exempt from federal income    Massachusetts and federal income taxes, while seeking
                        tax, while seeking preservation of   preservation of shareholders' capital.
                        shareholders' capital.

  KEY INVESTMENTS AND   The fund invests, under normal       The fund invests, under normal circumstances, at least
           STRATEGIES   circumstances, at least 80% of net   80% of net assets in tax exempt municipal securities
                        assets in tax exempt municipal       of Massachusetts issuers and other qualifying issuers
                        securities issued by states,         (such as Puerto Rico, the U.S. Virgin Islands and Guam).
                        territories and possessions of the   For this fund, tax exempt means that the securities pay
                        United States, the District of       interest that is excluded from gross income for federal
                        Columbia and their political         income tax purposes and is exempt from Massachusetts
                        subdivisions, agencies and           personal income tax.
                        instrumentalities. For this fund,
                        tax exempt means that the securities
                        pay interest that is excluded from
                        gross income for federal income tax
                        purposes.

       Credit quality   Exclusively investment grade with an emphasis on high grade securities at time of purchase.

             Maturity   Each fund will generally maintain an average effective dollar-weighted portfolio maturity of 3 to 10 years but may invest in individual securities of any maturity.

      How investments   The adviser focuses on identifying undervalued sectors and securities and minimizes the use of
         are selected   interest rate forecasting. The adviser selects municipal bonds for each fund's portfolio by:

                        -   Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.

                        -   Actively trading among various sectors, such as insured, general obligation, revenue and housing, based on their apparent relative values. Each fund seeks to invest in several of these sectors.

                        -   Identifying individual securities with the most potential for added value, such as those involving unusual situations, new issues, the potential for credit upgrades, unique structural characteristics or innovative features.

    PRINCIPAL RISKS OF   Investors could lose money on their investments in a fund or the fund could perform less well than
INVESTING IN THE FUNDS   other possible investing in the funds investments if any of the following occurs:

                         -   Interest rates rise, which will make municipal bond prices and the value of the fund's portfolio go down.

                         -   The issuer of a security in the fund's portfolio has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

                         -   When interest rates are declining, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

                         -   When interest rates are rising, the average life of some securities may extend because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.

                         -   The adviser's judgment about the attractiveness, relative value or potential appreciation of a particular sector or security proves to be incorrect.

                         -   In the case of each fund, there are adverse changes in federal law or, in the case of Massachusetts
                             Intermediate Tax Exempt Bond Fund, Massachusetts tax law.

Issuer diversification   The fund is diversified and does     The fund is not diversified, which means that it can invest a higher
        and geographic   not concentrate in any one           percentage of its assets in any one issuer. Also, the fund
         concentration   geographic region.                   concentrates its investments in Massachusetts issuers. Being non-diversified and concentrated may magnify the fund's losses from adverse events affecting a particular issuer or Massachusetts issuers as a group.

Possibility of taxable   The fund may realize taxable gains   The fund may realize taxable gains on the sale of securities. Some
       income or gains   on the sale of income or gains       of the fund's distributions may be subject to the federal
                         securities. Some of the fund's       alternative minimum tax (AMT).
                         distributions may be subject to
                         the federal alternative minimum
                         tax (AMT). In addition,
                         distributions of the fund's
                         income and gains may be subject to
                         state taxation.

          TOTAL RETURN   The bar charts and total return indicate the risks of investing in the funds. The bar charts show
           PERFORMANCE   changes in the performance of each fund from year to year for the full calendar periods indicated.
                         The total return table shows how a fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of municipal bond prices. A fund's past performance does not necessarily indicate how the fund will perform in the future.

INTERMEDIATE TAX EXEMPT BOND FUND

[Bar chart]
Calendar Year Ended December 31

1995:    12.65%
1996:     4.76%
1997:     8.07%
1998:     5.41%
1999:    (0.86)%
2000:     8.48%
2001:     4.92%
2002:     8.65%
2003:     4.34%
2004:    [x.xx]%

Quarterly returns:

INTERMEDIATE TAX EXEMPT BOND FUND

HIGHEST:  [x.xx]% in [x] quarter [xxxx]
LOWEST:  [(x.xx)]% in [x] quarter [xxxx]

Quarterly returns:

MA INTERMEDIATE TAX EXEMPT BOND FUND

Highest:  [X.XX]% IN [X] QUARTER [XXXX]
Lowest:  [(X.XX)]% IN [X] QUARTER [XXXX]

MA INTERMEDIATE TAX EXEMPT BOND FUND

[Bar chart]
Calendar Year Ended December 31

1995:    12.64%
1996:     4.07%
1997:     7.39%
1998:     5.78%
1999:    (0.98)%
2000:     8.29%
2001:     4.79%
2002:     8.21%
2003:     4.01%
2004:    [x.xx]%

AVERAGE ANNUAL TOTAL RETURNS FOR SELECTED PERIODS ENDED DECEMBER 31, 2004

                                        1 Year    5 Years     10 Years    Life of Fund    Inception Date
INTERMEDIATE TAX EXEMPT BOND FUND
Return Before Taxes                     [x.xx]     [x.xx]      [x.xx]        [x.xx]           11/2/92
Return After Taxes on Distributions*    [x.xx]     [x.xx]      [x.xx]          N/A
Return After Taxes on Distributions     [x.xx]     [x.xx]      [x.xx]          N/A
and Sale of Fund Shares*
MA INTERMEDIATE TAX EXEMPT BOND FUND
Return Before Taxes                     [x.xx]     [x.xx]      [x.xx]        [x.xx]           11/2/92
Return After Taxes of Distributions*    [x.xx]     [x.xx]      [x.xx]          N/A
Return After Taxes on Distributions     [x.xx]     [x.xx]      [x.xx]          N/A
and Sale of Fund Shares*
Lehman Brothers 3, 5, 7, 10 Year        [x.xx]     [x.xx]      [x.xx]        [x.xx]             N/A
Municipal Bond Index (reflects
no deduction for fees, expenses
or taxes)**

*After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local laws. Actual after-tax returns depend on the investor's tax situation and may different from those shown. After-tax returns shown are not relevant to arrangements such as 401(k) plans or individual retirement accounts.

**The Lehman Brothers 3, 5, 7, 10 Year Municipal Bond Index is an equal weighted composite of the Lehman Brothers 3-Year, 5-Year, 7-Year, and 10-Year Municipal Bond Indices. Each is an unmanaged, broad based index comprised of investment-grade, fixed-rate municipal bonds.

FEES AND EXPENSES OF THE FUNDS

This table describes the fees and expenses you may pay if you buy and hold shares of the funds.

     BASED ON FISCAL YEAR ENDED 9/30/04               INTERMEDIATE TAX EXEMPT BOND FUND       MA TAX EXEMPT BOND FUND
SHAREHOLDER FEES                                                    None                                 None
(fees paid directly from your investment)
ANNUAL FUND OPERATING EXPENSES*
(expenses that are deducted from funds assets)
   Management fees                                                 0.40%                                0.40%
   Distribution (12b-1) fees                                        None                                 None
   Other expenses                                                 [x.xx]%                              [x.xx]%
   Total annual fund operating expenses                           [x.xx]%                              [x.xx]%

--------------------

*Because Standish Mellon has agreed to cap each fund's operating expenses, the funds' actual expenses (estimated actual expenses after taking into account the current expense limitation) were:

   Management fees                [x.xx]%            [x.xx]%
   Other expenses                 [x.xx]%            [x.xx]%
Total annual fund operating
expenses                          [x.xx]%            [x.xx]%

The cap may be changed or eliminated at any time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The example assumes that:

-     You invest $10,000 in the fund for the time periods indicated;

-     You redeem at the end of each period;

-     Your investment has a 5% return each year; and

-     The fund's operating expenses have not been capped and remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                   AFTER           AFTER               AFTER               AFTER
                                  1 YEAR          3 YEARS             5 YEARS            10 YEARS
INTERMEDIATE TAX EXEMPT
BOND FUND                          $[XX]           $[XXX]              $[XXX]             $[XXX]
MA INTERMEDIATE TAX EXEMPT
BOND FUND                          $[XX]           $[XXX]              $[XXX]             $[XXX]

THE FUND'S INVESTMENTS AND RELATED RISKS

The funds may invest in a wide range of municipal securities.

ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL INVESTMENTS

MUNICIPAL BOND INVESTMENTS Each fund may invest in a wide range of municipal bonds and notes of any maturity. These may be:

- General obligation bonds issued for various public purposes and supported by the municipal issuer's credit and taxing power.

- Revenue bonds whose principal and interest is payable only from the revenues of a particular project or facility. Industrial revenue bonds depend on the credit standing of a private issuer and may be subject to the federal alternative minimum tax (AMT).

Municipal bonds may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, payment in kind and auction rate features.

INFORMATION ABOUT THE FUNDS' OTHER INVESTMENT STRATEGIES

TAXABLE INVESTMENTS When after-tax yields on taxable securities are more favorable than those on municipal bonds, each fund may invest up to 20% of net assets in taxable fixed income securities. Taxable securities must be of the same credit quality and maturity as the funds' municipal bond investments.

CREDIT QUALITY Securities are investment grade or high grade if:

- They are rated in one of the top four or top three, respectively, long-term rating categories of a nationally recognized statistical rating organization.

- They have received a comparable short-term or other rating or are rated in one of the top two municipal note rating categories.

- They are unrated securities that the adviser believes to be of comparable quality.

If a security receives "split" (different) ratings from multiple rating organizations, a fund will treat the security as being rated in the higher rating category. A fund may choose not to sell securities that are downgraded below the fund's minimum acceptable credit rating after their purchase. Each fund's credit standards also apply to counterparties to OTC derivative contracts.

DEFENSIVE INVESTING Each fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of short-term debt securities. Defensive investing may increase a fund's taxable income.

DERIVATIVE CONTRACTS Each fund may, but is not required to, use derivative contracts for any of the following purposes:

- To hedge against adverse changes-caused by changing interest rates or bond prices-in the market value of securities held by or to be bought for a fund.

-     As a substitute for purchasing or selling securities.

- To shorten or lengthen the effective portfolio maturity or duration of the funds.

-     To enhance a fund's potential gain in non-hedging situations.

A derivative contract will obligate or entitle a fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, interest rate or index. Even a small investment in derivative contracts can have a big impact on a portfolio's interest rate exposure. Therefore, using derivatives can disproportionately increase portfolio losses and reduce opportunities for gains when interest rates or bond prices are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's portfolio holdings.

Counterparties to OTC derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund's portfolio less liquid and harder to value, especially in declining markets. In addition, much of the income and gains generated by derivatives will be taxed as ordinary income.

IMPACT OF HIGH PORTFOLIO TURNOVER Each fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from a fund's performance.

PORTFOLIO HOLDINGS

A description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's statement of additional information [and on the fund's website at wwwmelloninstitutionalfunds.com.

Each fund's investments in fixed income securities are investment grade or high grade.

THE INVESTMENT ADVISER

Standish Mellon offers a broad array of investment services that includes management of domestic and international equity and fixed income portfolios.

ABOUT STANDISH MELLON

Standish Mellon was formed by the combination of Standish, Ayer & Wood, Inc., a privately held investment advisory firm established in 1933, and Mellon Financial Corporation, a global financial services firm. Standish Mellon manages more than $[xxx] billion in assets for institutional and individual investors in the U.S. and abroad. Standish Mellon is the adviser to each fund.

Standish Mellon is a wholly owned subsidiary of Mellon Financial
Corporation. Mellon is a global financial services company with approximately $[x.x] trillion of assets under management, administration or custody, including approximately $[xxx] billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions.

Standish Mellon believes that experience is a prerequisite for long-term investment success. But experience alone is insufficient in a world of complex new securities and rapidly changing technologies. To keep pace with today's investment markets, Standish Mellon has built a staff which balances enthusiasm and intellectual curiosity with professional and technical expertise. This combination of experience and enthusiasm, tradition and innovation has worked well and serves as a blueprint for future growth at Standish Mellon.

Standish Mellon relies on a combination of traditional fundamental research, which is the product of a seasoned staff of specialists, and innovative quantitative analysis, which uses sophisticated computer-based models to help identify potentially attractive securities in equity and fixed income markets. In each market, Standish Mellon seeks to discover opportunity by attention to detail and adherence to a strict set of disciplines. Standish Mellon uses fundamental research to uncover securities that have been overlooked or misunderstood in the marketplace. Such issues are frequently undervalued and present growth opportunities that can be exploited by the funds' portfolio managers.

Standish Mellon strives to balance individual insight with the shared wisdom of the investment team. By combining technology and an experienced research staff, Standish Mellon has built a powerful internal network of overlapping resources.

FUND MANAGERS

FUND                                   FUND MANAGERS                 POSITIONS DURING PAST FIVE YEARS
INTERMEDIATE TAX EXEMPT BOND FUND      Christine Todd, CFA           Senior vice president of Standish Mellon, Christine has
AND MA INTERMEDIATE TAX EXEMPT                                       served as the director of the firm's Tax Exempt Fixed
BOND FUND                                                            Income Department since December 2001. She also serves
                                                                     as a portfolio manager of tax exempt bond portfolios for
                                                                     the firm's institutional and individual clients.

                                       Steven W. Harvey              Vice President of Standish Mellon, Steve is a municipal
                                                                     bond portfolio manager. Prior to joining Standish Mellon
                                                                     in 2000, he was a director of fixed income at Appleton
                                                                     Partners.

ADVISORY SERVICES AND FEES

Standish Mellon provides each fund with portfolio management and investment research services, places orders to buy and sell each fund's portfolio securities and manages each fund's business affairs. For the fiscal year ended September 30, 2004, each fund paid an advisory fee for these services. The adviser agreed to limit each fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses). These agreements are temporary and may be terminated or changed at any time.

                            ANNUAL ADVISORY FEE RATES
               (AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS)

                                        ACTUAL ADVISORY FEE PAID         CONTRACTUAL ADVISORY FEE    CURRENT EXPENSE LIMITATION*
INTERMEDIATE TAX EXEMPT BOND FUND                 [x.xx]%                         0.40%                        [x.xx]%

MA INTERMEDIATE TAX EXEMPT BOND FUND              [x.xx]%                         0.40%                        [x.xx]%

*Current expense limitations, also shown as a percentage of the fund's average net assets, represent a voluntary cap on the fund's total expenses. If the actual advisory fee rate is less than the contractual advisory fee rate, the cap was triggered and advisory fees were waived by Standish Mellon.

                               INVESTMENT ADVISER
                  Standish Mellon Asset Management Company LLC
                                One Boston Place
                        Boston, Massachusetts 02108-4402

                       INVESTMENT AND ACCOUNT INFORMATION

HOW TO PURCHASE         MINIMUM INITIAL INVESTMENT: $100,000
         SHARES

                       Minimum subsequent investment: $5,000

                       Minimum investments may be waived by the distributor for investors in omnibus accounts and clients and employees of Standish Mellon and their immediate families.

                       All orders to purchase shares received by the distributor or its agent before the close of regular trading on the New York Stock Exchange will be executed at that day's share price. Orders received after that time will be executed at the next business day's price. All orders must be in good form and accompanied by payment. Each fund reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

                       Shares of the funds are not available for sale in every state.

            BY CHECK   -     Send a check to the distributor payable to Mellon Institutional Funds with the completed original
  Opening an account         account application.

Adding to an account   -     Send a check to the distributor payable to Mellon Institutional Funds and a letter of instruction with the account name and number and effective date of the request.

             BY WIRE   -     Send the completed original account application to the distributor.
  Opening an account

                       -     Call the distributor to obtain an account number.

                       -     Instruct your bank to wire the purchase amount to Mellon Bank, N.A. (see below).

Adding to an account   -     Call the distributor. Instruct your bank to wire the amount of the additional investment to Mellon
                             Bank, N.A. (see below).

              BY FAX   -     Fax the completed account application to 781-796-2864.
  Opening an account

                       -     Mail the original account application to the distributor.

                       -     Follow the instructions for opening an account by wire.

Adding to an account   -     Fax a letter of instruction to 781-796-2864 with the account name and number and effective date of the request.

                       -     Call the distributor. Instruct your bank to wire the amount of the additional investment to Mellon
                             Bank, N.A.

 THROUGH A FINANCIAL
        INTERMEDIARY   -     Contact your financial intermediary. Financial intermediaries acting on an investor's behalf are responsible for transmitting orders to the distributor or its agent by the specified deadline.

   Opening or adding
       to an account

THE DISTRIBUTOR'S ADDRESS IS:                    WIRE INSTRUCTIONS:
Mellon Funds Distributor, L.P.                   Mellon Bank, N.A.
P.O. Box 8585                                    Boston, MA
Boston, Massachusetts 02266-8585                 ABA #: 011001234
Tel: 1-800-221-4795                              Account #: 56-5849
Fax: 781-796-2864                                Fund name:
Email: mifunds@mellon.com                        Investor account #:

     HOW TO EXCHANGE   You may exchange shares of a fund for shares of any other fund in the Mellon Institutional Funds family of
              SHARES   funds, if the registration of both accounts is identical. Shares exchanged within [30] days of purchase
                       [(15 days for the Short Term Asset Reserve, Short Term Fixed Income, Opportunistic High Yield Bond and
                       Opportunistic Emerging Markets Funds)] may be subject to a redemption fee. See page p [xx] for more information. A fund may refuse any exchange order and may modify or terminate its exchange privilege effecting all shareholders on 60 days' notice. Because excessive account transactions can disrupt the management of a fund and increase fund costs for all shareholders, Standish Mellon may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the same fund during any consecutive 12-month period. Multiple exchanges out of the same fund that occur in the same day will be considered a single exchange. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.

                       Exchange requests will not be honored until the distributor receives payment for the exchanged shares (up to
                       3 business days). An exchange involves a taxable redemption of shares surrendered in the exchange.

             BY MAIL   -     Send a letter of instruction to the distributor signed by each registered account owner.

                       -     Provide the name of the current fund, the fund to exchange into and dollar amount to be exchanged.

                       -     Provide both account numbers.

                       -     Signature guarantees may be required (see below).

        BY TELEPHONE   -     If the account has telephone privileges, call the distributor.

                       -     Provide the name of the current fund, the fund to exchange into and dollar amount to be exchanged.

                       -     Provide both account numbers.

                       -     The distributor may ask for identification and all telephone transactions may be recorded.

       HOW TO REDEEM   All orders to redeem shares received by the distributor or its agent before the close of regular trading
              SHARES   on the New York Stock Exchange will be executed at that day's share price. Orders received after that time will be executed at the next business day's price. All redemption orders must be in good form. Each fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Shares redeemed within 30 days of purchase may be subject to a redemption fee. See page
                       [xx] for more information.

             BY MAIL   -     Send a letter of instruction to the distributor signed by each registered account owner.

                       -     State the name of the fund and number of shares or dollar amount to be sold.

                       -     Provide the account number.

                       -     Signature guarantees may be required (see below).

        BY TELEPHONE   -     If the account has telephone privileges, call the distributor.

                       -     Proceeds will be mailed by check payable to the shareholder of record to the address, or wired to the bank as directed, on the account application.

           For check   -     The distributor may ask for identification and all telephone transactions may be recorded.
             or wire

              BY FAX   -     Fax the request to the distributor at 781-796-2864.

                       -     Include your name, the name of the fund and the number of shares or dollar amount to be sold.

                       -     Proceeds will be mailed by check payable to the shareholder of record to the address, or wired to the bank as directed, on the account application.

           THROUGH A   -     Contact your financial intermediary. Financial intermediaries acting on an investor's behalf are
           FINANCIAL         responsible for transmitting orders to the distributor or its agent by the specified deadline.
        INTERMEDIARY

           GOOD FORM   -     Good form means that you have provided adequate instructions and there are no outstanding claims against your account or transactions limitations on your account. Also, a signature guarantee may be required with certain requests.

      Redemption Fee   Short-term trading and excessive exchange activity in certain types of funds may interfere with portfolio management and have an adverse effect on the fund and its shareholders. Each fund in the Mellon
                       Institutional Funds family of funds imposes a redemption fee of 2.00% of the total redemption amount
                       (calculated at net asset value) if you sell or exchange your shares after holding them for less than [30]
                       days [(15 days for the Short Term Asset Reserve, Short Term Fixed Income, Opportunistic High Yield Bond and
                       Opportunistic Emerging Markets Funds)]. The redemption fee is paid directly to the fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee does not apply to shares that were acquired through reinvestment of distributions.

                       The redemption fee is applicable to all short-term redemptions or exchanges of shares except for redemptions or exchanges of shares by omnibus accounts maintained by fund networks or "supermarkets" which have indicated to the fund that they are not able to apply the redemption fee to the underlying shareholders at the sub-account level.

                       INVESTMENT AND ACCOUNT INFORMATION

TRANSACTION AND ACCOUNT POLICIES

ACCOUNTS WITH LOW BALANCES. If an account falls below $50,000 as a result of redemptions (and not because of performance), the distributor may ask the investor to increase the size of the account to $50,000 within 30 days. If the investor does not increase the account to $50,000 the distributor may redeem the account at net asset value and remit the proceeds to the investor.

IN-KIND PURCHASES AND REDEMPTIONS. Securities you own may be used to purchase shares of a fund. This generally will be a taxable event for you. The adviser will determine if the securities are consistent with the fund's objective and policies. If accepted, the securities will be valued the same way the fund values securities it already owns. A fund may make payment for redeemed shares wholly or in part by giving the investor portfolio securities. A redeeming shareholder will pay transaction costs to dispose of these securities.

SIGNATURE GUARANTEES. A signature guarantee may be required for any written request to sell or exchange shares, or to change account information for telephone transactions.

The distributor will accept signature guarantees from:

-     members of the STAMP program or the Exchange's Medallion Signature Program

-     a broker or securities dealer

-     a federal savings, cooperative or other type of bank

-     a savings and loan or other thrift institution

-     a credit union

-     a securities exchange or clearing agency

A notary public cannot provide a signature guarantee.

HOUSEHOLD DELIVERY OF FUND DOCUMENTS. With your consent, Standish Mellon may send a single prospectus and shareholder report to your residence for you and any other member of your household who has an account with the fund. If you wish to revoke your consent to this practice, you may do so by contacting Standish Mellon, either orally or in writing at the telephone number or address for the funds listed on the back cover of this prospectus. Standish Mellon will begin mailing prospectuses and shareholder reports to you within 30 days after receiving your revocation.

VALUATION OF SHARES

Each fund offers its shares at the NAV per share of the fund, next calculated after an order is placed and received in good order by the fund's distributor or its agent. See, "How to purchase shares." Each fund calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m., New York time) on each day the exchange is open. The fund's NAV will not be calculated on the days on which the exchange is closed for trading, such as national holidays. If the exchange closes early, the funds accelerate calculation of NAV and transaction deadlines to that time.

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, each fund may value its assets by a method that the trustees believe accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations. Foreign markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a fund may change on days when shareholders cannot purchase or redeem shares.

DIVIDENDS AND DISTRIBUTIONS

Each fund intends to distribute all or substantially all of its net investment income and realized capital gains, if any, for each taxable year. The tax exempt bond funds declare dividends from net investment income daily and distribute dividends monthly and capital gains annually. Whether a fund's distributions are predominantly from capital gains or income will vary from year to year. All dividends and capital gains are reinvested in shares of the fund that paid them unless the shareholder elects to receive them in cash.

FUND DETAILS

TOOLS USED TO COMBAT SHORT-TERM TRADING AND EXCESSIVE EXCHANGE ACTIVITY

While the Mellon Institutional Funds family of funds provides its shareholders with daily liquidity, its investment programs are designed to serve long-term investors. The funds discourage short-term trading and excessive exchange activity in fund shares, as these activities may hurt the long-term performance of certain funds by requiring them to incur transactions costs, maintain an excessive amount of cash or liquidate portfolio holdings at a disadvantageous time. The funds do not have arrangements to accommodate investors who wish to engage in these activities. Although there is no generally applied standard in the marketplace as to what level of trading activity is excessive, we may consider trading in the funds' shares to be excessive if:

- You sell shares within a short period of time after the shares were purchased;

- You make two or more purchases and redemptions within a short period of time;

- You enter into a series of transactions that is indicative of a timing pattern or strategy; or

- We reasonably believe that you have engaged in such practices in connection with other mutual funds.

The Board of Trustees of the Mellon Institutional Funds has adopted policies and procedures designed to discourage short-term trading and excessive exchange activity in the Funds. These include policies and procedures relating to:

-     trade activity monitoring;

-     exchange guidelines;

-     redemption fee on certain trades in certain funds; and

-     use of fair value pricing.

Each of these tools used by the funds to combat short-term trading and excessive exchange activity is described in more detail below.

TRADE ACTIVITY MONITORING

The Mellon Institutional Funds monitor selected trades on a daily basis in an effort to detect short-term trading and excessive exchange activity in the funds. If, as a result of this monitoring, the Mellon Institutional Funds determine that a shareholder has engaged in short-term trading or excessive exchange activities, we will ask the shareholder to stop such activities and refuse to process further purchases or exchanges in the shareholder's accounts. In making such judgments, the Mellon Institutional Funds seek to act in a manner that we believe is consistent with the best interests of shareholders.

EXCHANGE GUIDELINES

As discussed further under "Investment and Account Information -- How to exchange shares," you may make up to four exchanges out of the same fund in any twelve-month period. If you effect four exchanges out of the same fund during any consecutive twelve-month period, the Mellon Institutional Funds will reject any additional purchase or exchange orders with respect to that fund until such time as you are again entitled to effect an exchange under this policy. Multiple exchanges out of the same fund that occur in the same day will be considered a single exchange. An exchange is the movement out of (redemption) one fund and into (purchase) another fund. See "Investment and Account Information -- How to exchange shares" for more information.

Redemption Fee

Pursuant to a policy adopted by the Board of Trustees, you will be charged a 2% redemption fee if you redeem, including by exchange, shares of the funds within 30 days of purchase. See "Investment and Account Information -- Redemption Fee" for more information.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the funds' net asset values are calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant change in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the funds may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. See "Investment and Account Information -- Valuation of Shares" for more information.

Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of short-term trading and excessive exchange activities.

LIMITATIONS ON THE EFFECTIVENESS OF THESE TOOLS

Although these tools are designed to discourage short-term trading and excessive exchange activity, you should understand that none of these tools alone nor all of them taken together, can eliminate the possibility that such activity in the funds will occur. For example, the ability of a fund to monitor trades or exchanges by, and or to assess a redemption fee on, the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. For this reason, these tools cannot eliminate the possibility of short-term trading and excessive exchange activities. Moreover, certain of these tools involve judgments that are inherently subjective. The Mellon Institutional Funds seek to make these judgments to the best of our abilities in a manner that we believe is consistent with shareholder interests.

FUND DETAILS

TAXES

FUNDS                  TRANSACTIONS                                 TAX STATUS
Both                   Sales or exchanges of shares.                Usually capital gain or loss. Tax rate depends on how long shares are held.

Both                   Distributions of long-term capital gain.     Taxable as long-term capital gain.

Both                   Distributions of short-term capital gain.    Taxable as ordinary income.

Intermediate Tax       Dividends designated as "exempt-interest     Exempt from federal income tax, but may be subject to AMT and
Exempt Bond Fund       dividends.                                   state and local taxes.

MA Intermediate Tax    Dividends designated as "exempt-interest     Exempt from federal income tax and normally Mass. personal
Exempt Bond Fund       dividends."                                  income tax, but may be subject to AMT.

Both                   Dividends that are not designated as         Taxable as either ordinary income or qualified dividend income
                       "exempt-interest dividends."                 taxable to shareholders at a maximum 15% federal tax rate if so designated by a fund and certain other conditions are met.

Every January, the funds provide information to their shareholders about the funds' dividends and distributions, which receive the same tax treatment even if reinvested, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the funds with a correct taxpayer identification number and required certification may be subject to a 28% federal backup withholding tax.

Shareholders should generally avoid investing in a fund shortly before an expected taxable dividend or capital gain distribution. Otherwise, a shareholder may pay taxes on dividends or distributions that are economically equivalent to a partial return of the shareholder's investment.

Shareholders should consult their tax advisers about their own particular tax situations.

TAXABLE EQUIVALENT YIELD TABLE (FEDERAL)
FEDERAL MARGINAL TAX RATE

TAXABLE EQUIVALENT RATE BASED ON TAX EXEMPT YIELD OF:

               4%         5%        6%          7%         8%          9%       10%
25.00%       5.33%      6.67%     8.00%       9.33%      10.67%      12.00%    13.33%
28.00%       5.56%      6.94%     8.33%       9.72%      11.11%      12.50%    13.89%
33.00%       5.97%      7.46%     8.96%      10.45%      11.94%      13.43%    14.93%
35.00%       6.15%      7.69%     9.23%      10.77%      12.31%      13.85%    15.38%

TAXABLE EQUIVALENT YIELD TABLE (FEDERAL/MA COMBINED)
COMBINED FEDERAL AND MA MARGINAL TAX RATE*
TAXABLE EQUIVALENT RATE BASED ON TAX EXEMPT YIELD OF:

               4%         5%        6%          7%         8%          9%       10%
28.98%       5.63%      7.04%     8.45%       9.86%      11.26%      12.67%    14.08%
31.82%       5.87%      7.33%     8.80%      10.27%      11.73%      13.20%    14.67%
36.55%       6.30%      7.88%     9.46%      11.03%      12.61%      14.18%    15.76%
38.45%       6.50%      8.12%     9.75%      11.37%      13.00%      14.62%    16.25%

*Assuming (i) a Massachusetts tax rate of 5.3% and federal tax rates of 25%, 28%, 33% & 35%, respectively, and (ii) full deductibility of Massachusetts income taxes on the investor's federal income tax return.

                          THE FUNDS' SERVICE PROVIDERS

    PRINCIPAL UNDERWRITER                     INDEPENDENT AUDITORS
Mellon Funds Distributor, L.P.                      [xxx]

CUSTODIAN AND FUND ACCOUNTANT                     LEGAL COUNSEL
     Mellon Bank, N.A.                Wilmer Cutler Pickering Hale and Dorr LLP

     TRANSFER AGENT
 Dreyfus Transfer, Inc.

INTERMEDIATE TAX EXEMPT BOND FUND

[TO BE FILED BY AMENDMENT.]

MA INTERMEDIATE TAX EXEMPT BOND FUND

[TO BE FILED BY AMENDMENT.]

For More
Information

STANDISH MELLON ASSET MANAGEMENT COMPANY LLC IS AN INVESTMENT COUNSELING FIRM THAT MANAGES ASSETS FOR INSTITUTIONAL INVESTORS AND HIGH NET WORTH INDIVIDUALS AS WELL AS MUTUAL FUNDS. STANDISH MELLON OFFERS A BROAD ARRAY OF INVESTMENT SERVICES THAT INCLUDES MANAGEMENT OF DOMESTIC AND INTERNATIONAL EQUITY AND FIXED INCOME PORTFOLIOS.

For investors who want more information about the Standish Mellon Tax Exempt Bond Funds, the following documents are available free upon request.

ANNUAL/SEMIANNUAL REPORTS

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders, as well as the fund's quarterly reports filed with the Securities and Exchange Commission. The fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated into this prospectus by reference.

Investors can get free copies of reports and the SAI, request other information and discuss their questions about the fund by contacting the fund at:

Mellon Institutional Funds
P.O. Box 8585
Boston, MA 02266-8585

Telephone: 1.800.221.4795

Email:
mifunds@mellon.com

Internet:
http://
www.melloninstitutionalfunds.com

Investors can review the fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 202.942.8090 for hours of operation. Investors can get text-only copies.

- For a fee, by writing the Public Reference Room of the Commission, Washington, D.C. 20549-6009

- For a fee, by sending an email or electronic request to the Public Reference Room of the Commission at publicinfo@sec.gov

-     Free from the Commission's Internet website at http://www.see.gov

MELLON
MELLON INSTITUTIONAL FUNDS

One Boston Place
Boston, MA 02108-4408
800.221.4795                                             Investment Company Act
www.melloninstitutionalfunds.com                         file number (811-4813)

[ ], 2005
                                 [MELLON LOGO]
                            MELLON FUNDS DISTRIBUTOR

             MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       Mellon Financial Center
                           One Boston Place
                     Boston, Massachusetts 02108
                            (800) 221-4795

                 STATEMENT OF ADDITIONAL INFORMATION

              MELLON INSTITUTIONAL GROUP OF EQUITY FUNDS
                THE BOSTON COMPANY LARGE CAP CORE FUND
               THE BOSTON COMPANY SMALL CAP VALUE FUND
               THE BOSTON COMPANY SMALL CAP GROWTH FUND
                     (INSTITUTIONAL CLASS SHARES)
         THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND
        THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND
          THE BOSTON COMPANY INTERNATIONAL CORE EQUITY FUND
           THE BOSTON COMPANY INTERNATIONAL SMALL CAP FUND
      THE BOSTON COMPANY INTERNATIONAL VALUE OPPORTUNITIES FUND

This combined Statement of Additional Information ("SAI") is not a prospectus. The SAI expands upon and supplements the information contained in the combined prospectus dated [ ], 2005, as amended and/or supplemented from time to time, of The Boston Company Large Cap Core Fund ("Large Cap Core Fund"), The Boston Company Small Cap Value Fund ("Small Cap Value Fund"), The Boston Company Small Cap Growth Fund ("Small Cap Growth Fund"), The Boston Company Small Capitalization Equity Fund ("Small Cap Equity Fund"), The Boston Company Small Cap Tax-Sensitive Equity Fund ("Small Cap Tax-Sensitive Equity Fund"), The Boston Company International Core Equity Fund (International Core Equity Fund), The Boston Company International Small Cap Fund ("International Small Cap Fund") and The Boston Company International Value Opportunities Fund ("International Value Opportunities Fund"), each a separate investment series of Mellon Institutional Funds Investment Trust (the "Trust").

This SAI should be read in conjunction with the funds' prospectus. Additional information about each fund's investments is available in the funds' annual and semi-annual reports to shareholders, and quarterly reports filed with the Securities and Exchange Commission ("SEC"). Investors can get free copies of reports and the prospectus, request other information and discuss their questions about the funds by contacting the funds at the phone number above. Each fund's financial statements which are included in the 2004 annual reports to shareholders are incorporated by reference into this SAI.

                                   CONTENTS

INVESTMENT OBJECTIVES AND POLICIES                            3
DESCRIPTION OF SECURITIES AND RELATED RISKS                   7
INVESTMENT TECHNIQUES AND RELATED RISK                       16
INVESTMENT RESTRICTIONS                                      24
MANAGEMENT                                                   36
TRUSTEES AND OFFICERS OF THE TRUST AND PORTFOLIO TRUST       36
MATERIAL RELATIONSHIPS OF THE DISINTERESTED TRUSTEES         40
SUMMARY OF PROXY VOTING POLICY AND PROCEDURES                48
PURCHASE AND REDEMPTION OF SHARES                            49
PORTFOLIO TRANSACTIONS                                       50
BROKERAGE COMMISSIONS                                        51
DETERMINATION OF NET ASSET VALUE                             52
THE FUNDS AND THEIR SHARES                                   53
THE PORTFOLIO AND ITS INVESTORS                              54
TAXATION                                                     55
ADDITIONAL INFORMATION                                       61
EXPERTS AND FINANCIAL STATEMENTS                             61

                      INVESTMENT OBJECTIVES AND POLICIES

The prospectus describes the investment objective and policies of each fund. The following discussion supplements the description of the funds' investment policies in the prospectus.

MASTER/FEEDER STRUCTURE. Large Cap Core Fund invests all of its investable assets in The Boston Company Large Cap Core Portfolio (the "Large Cap Core Portfolio"). Small Cap Growth Fund invests all of its investable assets in The Boston Company Small Cap Growth Portfolio ("Small Cap Growth Portfolio").
Small Cap Value Fund invests all of its investable assets in The Boston Company Small Cap Value Portfolio ("Small Cap Value Portfolio"). International Core Equity Fund invests all of its investable assets in The Boston Company International Core Equity Portfolio ("International Core Equity Portfolio"). International Small Cap Fund invests all of its investable assets in The Boston Company International Small Cap Portfolio ("International Small Cap Portfolio") (each, a "Portfolio" and collectively, the "Portfolios"). These five funds are sometimes referred to in this SAI as the "Feeder Funds". Each Portfolio is a series of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), an open-end management investment company. The Boston Company Asset
Management, LLC ("TBCAM" or the "adviser") is the investment adviser of Small Cap Equity Fund, Small Cap Tax-Sensitive Equity Fund and International Value Opportunities Fund, as well as to the Portfolios and the Feeder Funds. Each Portfolio has the same investment objective and restrictions as its corresponding underlying Feeder Fund. Because the Feeder Funds invest all of their investable assets in their corresponding Portfolios, the description of each fund's investment policies, techniques, specific investments and related risks that follow also apply to the corresponding Portfolio.

In addition to these Feeder Funds, other feeder funds may invest in these Portfolios, and information about the other feeder funds is available from TBCAM or the funds. The other feeder funds invest in the Portfolios on the same terms as the funds and bear a proportionate share of the Portfolios' expenses. The other feeder funds may sell shares on different terms and under a different pricing structure than the funds, which may produce different investment results.

There are certain risks associated with an investment in a master-feeder structure. Large-scale redemptions by other feeder funds in a Portfolio may reduce the diversification of a Portfolio's investments, reduce economies of scale and increase a Portfolio's operating expenses. If the Portfolio Trust's Board of Trustees approves a change to the investment objective of a Portfolio that is not approved by the Trust's Board of Trustees, a fund would be required to withdraw its investment in the Portfolio and engage the services of an investment adviser or find a substitute master fund. Withdrawal of a fund's interest in its Portfolio, which may be required by the Trust's Board of Trustees without shareholder approval, might cause the fund to incur expenses it would not otherwise be required to pay.

If a fund is requested to vote on a matter affecting the Portfolio in which it invests, the fund will call a meeting of its shareholders to vote on the matter. The fund will then vote on the matter at the meeting of the Portfolio's investors in the same proportion that the fund's shareholders voted on the matter. The fund will vote those shares held by its shareholders who did not vote in the same proportion as those fund shareholders who did vote on the matter. A majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust or the Portfolio Trust, as the case may be, have adopted procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are trustees of the Trust and of the Portfolio Trust.

SUITABILITY. None of the funds is intended to provide an investment program meeting all of the requirements of an investor. Notwithstanding each fund's ability to spread risk by holding securities of a number of portfolio companies, shareholders should be able and prepared to bear the risk of investment losses which may accompany the investments contemplated by the funds.

Because the Small Cap Tax-Sensitive Equity Fund is managed to seek the highest long-term total return after considering the impact of federal and state income taxes paid by shareholders on the fund's distributions, this fund may not be suitable investments for non-taxable investors or persons investing through tax deferred vehicles (e.g., individual retirement accounts (IRAs) or other qualified pension and retirement plans).

LARGE CAP CORE FUND

ADDITIONAL INVESTMENT INFORMATION. On July 1, 2003, the fund changed its name from Standish Select Value Fund to The Boston Company Large Cap Core Fund, and the Select Value Portfolio changed its name from Standish Select Value Portfolio to The Boston Company Large Cap Core Portfolio. Prior to July 1, 2000, the fund's name was Standish Equity Fund and the Portfolio's name was Standish Equity Portfolio.

Under normal circumstances, at least 80% of Large Cap Core Fund's total assets are invested in a diversified portfolio of equity and equity-related securities of large cap companies. The fund may invest in equity securities of foreign issuers that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter (OTC) market, but will not invest more than 10% of its total assets in such securities that are not so listed or traded. The fund may also, to a limited extent, invest in debt securities and preferred stocks that are convertible into, or exchangeable for, common stocks. Generally, such securities will be rated, at the time of investment, Aaa, Aa or A by Moody's Investors Service, Inc. ("Moody's") or AAA, AA or A by Standard & Poor's Ratings Group ("Standard & Poor's"), Duff and Phelps ("Duff") or Fitch IBCA International ("Fitch") or, if unrated, will be determined by the adviser to be of comparable credit quality. Up to 5% of the fund 's total assets invested in convertible debt securities and preferred stocks may be rated, at the time of investment, Baa by Moody's or BBB by Standard & Poor's, Duff or Fitch or, if unrated, determined by the adviser to be of comparable credit quality.

SMALL CAP VALUE FUND

ADDITIONAL INVESTMENT INFORMATION. On July 1, 2003, the fund changed its name from Standish Small Cap Value Fund to The Boston Company Small Cap Value Fund and the Small Cap Value Portfolio changed its name from Standish Small Cap Value Portfolio to The Boston Company Small Cap Value Portfolio.

Under normal circumstances, at least 80% of Small Cap Value Fund's net assets are invested in equity and equity-related securities of U.S. companies that, at the time of purchase of the security, have "total market capitalizations" equal to or less than the average total market capitalization of the largest companies included in the Russell 2000 Index measured at the end of each of the previous twelve months. Small Cap Value Fund may invest in securities of larger, more mature companies, provided that such investments do not exceed 20% of the fund 's net assets. The fund may participate in initial public offerings for previously privately held companies which are generally expected to have market capitalizations within the range of market capitalizations of the companies included in the Russell 2000 Index, updated monthly, after the consummation of the offering, and whose securities are expected to be liquid after the offering. The fund may also invest up to 15% of its total assets in equity and equity-related securities of foreign issuers, including issuers located in emerging markets.

SMALL CAP GROWTH FUND

ADDITIONAL INVESTMENT INFORMATION. On July 1, 2003, the fund changed its name from Standish Small Cap Growth Fund to The Boston Company Small Cap Growth Fund and the Small Cap Growth Portfolio changed its name from Standish Small Cap Growth Portfolio to The Boston Company Small Cap Growth Portfolio. Prior to January 31, 2000, the fund's name was Standish Small Capitalization Equity Fund II and the Portfolio's name was Standish Small Capitalization Equity Portfolio II.

Under normal circumstances, at least 80% of Small Cap Growth Fund's net assets are invested in equity and equity-related securities of U.S. companies that, at the time of purchase of the security, have "total market capitalizations" equal to or less than the average total market capitalization of the largest companies included in the Russell 2000 Growth Index measured at the end of each of the previous twelve months. Small Cap Growth Fund may invest in securities of larger, more mature companies, provided that such investments do not exceed 20% of the fund 's net assets. The fund may participate in initial public offerings for previously privately held companies which are generally expected to have market capitalizations within the range of market capitalizations of the companies included in the Russell 2000 Growth Index, updated monthly, after the consummation of the offering, and whose securities are expected to be liquid after the offering. The fund may also invest up to 15% of its total assets in equity and equity-related securities of foreign issuers, including issuers located in emerging markets.

SMALL CAP EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION. On July 1, 2003, the fund changed its name from Standish Small Capitalization Equity Fund to The Boston Company Small Capitalization Equity Fund.

Under normal circumstances, at least 80% of Small Cap Fund's net assets are invested in equity and equity-related securities of U.S. companies that, at the time of purchase of the security, have "total market capitalizations" equal to or less than 75% of the average total market capitalization of the largest companies included in the Russell 2000 Growth Index measured at the end of each of the previous twelve months. The fund may invest in securities of larger, more mature companies, provided that such investments do not exceed 20% of the fund 's net assets. The fund may participate in initial public offerings for previously privately held companies which are expected to have market capitalizations no greater than 75% of the average total market capitalization of the largest companies included in the Russell 2000 Growth Index measured at the end of each of the previous twelve months, after the consummation of the offering, and whose securities are expected to be liquid after the offering. The fund may also invest up to 15% of its total assets in equity securities of foreign issuers, including issuers located in emerging markets.

SMALL CAP TAX-SENSITIVE EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION. On July 1, 2003, the fund changed its name from Standish Small Cap Tax-Sensitive Equity Fund to The Boston Company Small Cap Tax-Sensitive Equity Fund.

Under normal circumstances, at least 80% of Small Cap Tax-Sensitive Equity Fund's net assets are invested in equity and equity-related securities of companies that, at the time of purchase of the security, have "total market capitalizations" equal to or less than the average total market capitalization of the largest companies included in the Russell 2000 Growth Index measured at the end of each of the previous twelve months. The fund may invest in securities of larger, more mature companies, provided that such investments do not exceed 20% of the fund's net assets. The fund may participate in initial public offerings for previously privately held companies which are generally expected to have market capitalizations within the range of market capitalizations of the companies included in the Russell 2000 Growth Index, updated monthly, after the consummation of the offering, and whose securities are expected to be liquid after the offering. The fund may also invest up to 15% of its total assets in equity securities of foreign issuers, including issuers located in emerging markets.

Because of the nature of the securities of small capitalization companies in which the Small Cap Tax-Sensitive Equity Fund will primarily invest (including those issued in initial public offerings), the Small Cap Tax-Sensitive Equity Fund does not place any restrictions on portfolio turnover and may, from time to time, have a high portfolio turnover rate. This policy may have the effect of causing the fund to realize and, therefore, distribute short-term capital gains which are taxable to shareholders as ordinary income.

INTERNATIONAL CORE EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION. On July 1, 2003, the fund changed its name from Standish International Equity Fund to The Boston Company International Core Equity Fund and the International Equity Portfolio changed its name from Standish International Equity Portfolio to The Boston Company International Core Equity Portfolio.

Under normal circumstances, at least 80% of International Core Equity Fund's net assets are invested in equity and equity-related securities of companies located in the foreign countries represented in the Morgan Stanley Capital International Europe, Australia, Far East Index (the "EAFE Index"), Canada and, to a limited extent, emerging markets. The fund will purchase securities representing various industries and sectors. Up to 25% of the fund 's total assets may be invested in securities of issuers located in emerging markets, provided that not more than 5% of the fund 's total assets may be invested in issuers located in any one emerging market.

Capital growth is expected to result primarily from appreciation of the equity securities held in the fund 's portfolio. However, the fund may take advantage of changes in currency exchange rates in an effort to realize additional capital appreciation. The fund may also invest in fixed income securities such as bonds, notes, Eurodollar securities and other debt obligations issued by the U.S. government, its agencies, authorities and sponsored enterprises, foreign governments and their political subdivisions, and corporate issuers located in or doing business in foreign countries. These fixed income securities will be rated at the time of investment A or better by Moody's, Standard & Poor's, Duff or Fitch or, if unrated, determined by Standish to be of comparable credit quality. Income received on the fund 's investments is incidental to the fund 's primary objective to obtain long-term capital gains. The fund may invest in preferred stocks of an issuer of any credit quality if the common stocks of the issuer are not available to the fund for investment.

INTERNATIONAL SMALL CAP FUND

ADDITIONAL INVESTMENT INFORMATION. On July 1, 2003, the fund changed its name from Standish International Small Cap Fund to The Boston Company International Small Cap Fund and the International Small Cap Portfolio changed its name from Standish International Small Cap Portfolio to The Boston Company International Small Cap Portfolio.

Under normal circumstances, at least 80% of International Small Cap Fund's net assets are invested in equity and equity-related securities, including preferred stocks, of companies located in the foreign countries represented in the Salomon Smith Barney Broad Market ex-U.S. Index, and, to a limited extent, emerging markets. The fund will purchase securities representing various industries and sectors. The fund may purchase stocks not identified by the quantitative models in order to gain exposure to emerging industries. The fund may also participate in initial public offerings for previously privately held companies which are expected to have market capitalizations within the range of capitalizations of companies included in the Broad Market Index after the consummation of the offering, and whose securities are expected to be liquid after the offering. Up to 25% of the fund 's total assets may be invested in securities of issuers located in emerging markets, provided that not more than 5% of the fund's total assets may be invested in issuers located in any one emerging market.

Capital growth is expected to result primarily from appreciation of the equity securities held in the fund 's portfolio. However, the fund may take advantage of changes in currency exchange rates in an effort to realize additional capital appreciation. The fund may also invest in fixed income securities such as bonds, notes, Eurodollar securities and other debt obligations issued by the U.S. government, its agencies, authorities and sponsored enterprises, foreign governments and their political subdivisions, and corporate issuers located in or doing business in foreign countries. These fixed income securities will be rated at the time of investment A or better by Moody's, Standard & Poor's, Duff or Fitch or, if unrated, determined by Standish to be of comparable credit quality. Income received on the fund 's investments is incidental to the fund 's primary objective to obtain long-term capital gains. The fund may invest in preferred stocks of an issuer of any credit quality if the common stocks of the issuer are not available to the fund for investment.

INTERNATIONAL VALUE OPPORTUNITIES FUND

ADDITIONAL INVESTMENT INFORMATION. International Value Opportunities Fund commenced operations on November 15, 2004.

Under normal circumstances, at least 80% of International Value Opportunities Fund's net assets are invested in equity and equity-related securities, including preferred stocks, of companies located in the foreign countries represented in the MSCI All Country World Index ex-U.S. Free (ACWI ex-U.S.) Index, including emerging markets. The fund will purchase securities representing various industries and sectors. The fund may participate in initial public offerings for previously privately held companies which are expected to have market capitalizations within the range of capitalizations of companies included in the ACWI ex-U.S. Index after the consummation of the offering, and whose securities are expected to be liquid after the offering. Up to 35% of the fund's total assets may be invested in securities of issuers located in emerging markets.

Capital growth is expected to result primarily from appreciation of the equity securities held in the fund's portfolio. However, the fund may take advantage of changes in currency exchange rates in an effort to realize additional capital appreciation. The fund may also invest in fixed income securities such as bonds, notes, Eurodollar securities and other debt obligations issued by the U.S. government, its agencies, authorities and sponsored enterprises, foreign governments and their political subdivisions, and corporate issuers located in or doing business in foreign countries. These fixed income securities will be rated at the time of investment A or better by Moody's, Standard & Poor's, Duff or Fitch or, if unrated, determined by Standish to be of comparable credit quality. Income received on the fund's investments is incidental to the fund's primary objective to obtain long-term capital gains. The fund may invest in preferred stocks of an issuer of any credit quality if the common stocks of the issuer are not available to the fund for investment.

                  DESCRIPTION OF SECURITIES AND RELATED RISKS

GENERAL RISKS OF INVESTING IN THE GROUP OF EQUITY FUNDS

The funds invest primarily in equity and equity-related securities and are subject to the risks associated with investments in such securities. Because investing in equity and equity-related securities is the principal investment strategy for each of the funds, the risks associated with these investments are described in the prospectus. The funds are also subject to the risks associated with direct investments in foreign securities and, to a lesser degree, to the risks associated with investments in fixed income securities.

INVESTING IN FOREIGN SECURITIES

International Core Equity Fund, International Small Cap Fund and International Value Opportunities Fund may invest in foreign securities without limit. Small Cap Value Fund, Small Cap Growth Fund, Small Cap Equity Fund and Small Cap Tax-Sensitive Equity Fund limit their investments in foreign securities to 15% of their total assets, including securities of foreign issuers that trade on a U.S. exchange or in the U.S. OTC market. Large Cap Core Fund may invest without limit in foreign securities which trade on a U.S. exchange or in the U.S. OTC market, but may not invest more than 10% of its total assets in foreign securities which are not so listed or traded. Investors should understand that the expense ratios of the funds may be higher than that of investment companies investing exclusively in domestic securities because of the cost of maintaining the custody of foreign securities.

Investing in the securities of foreign issuers involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Investments in foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets and foreign custodial costs are higher than domestic custodial costs. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S. Most foreign securities markets may have substantially less trading volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on divided or interest payments (or in some cases, capital gains), limitations on the removal of funds or other assets, political or social instability or diplomatic developments which could affect investment in those countries.

CURRENCY RISKS. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a fund's investments are denominated relative to the U.S. dollar will affect the fund's net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to that country's economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a fund's securities are quoted would reduce the fund's net asset value per share.

International Core Equity Fund, International Small Cap Fund and International Value Opportunities Fund may invest any portion of their assets in securities denominated in a particular foreign currency. The portion of the International Core Equity Fund's, International Small Cap Fund's and International Value Opportunities Fund's assets invested in securities denominated in non-U.S. currencies will vary depending on market conditions. The other funds may invest a smaller portion of their assets in securities denominated in foreign currencies. The Small Cap Tax-Sensitive Equity Fund currently intends to limit its investment in foreign securities to those that are quoted or denominated in U.S. dollars and therefore is only subject to currency risks indirectly through the foreign companies in which its invests.

Each fund may enter into forward foreign currency exchange contracts and cross-currency forward contracts with banks or other foreign currency brokers or dealers to purchase or sell foreign currencies at a future date and may purchase and sell foreign currency futures contracts and cross-currency futures contracts to seek to hedge against chances in foreign currency exchange rates, although Large Cap Core Fund, Small Cap Value Fund, Small Cap Growth Fund, Small Cap Equity Fund and Small Cap Tax-Sensitive Equity Fund have no current intention to engage in such transactions. A forward foreign currency exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. A cross-currency forward contract is a forward contract that uses one currency which historically moves in relation to a second currency to hedge against changes in that second currency.

See "Strategic and Derivative Transactions" within the "Investment Techniques and Related Risks" section for a further discussion of the risks associated with currency transactions.

INVESTING IN SECURITIES OF EMERGING MARKETS. Although each fund invests primarily in securities of established issuers based in the U.S. and, particularly in the case of International Core Equity Fund, International Small Cap Fund and International Value Opportunities Fund, in other developed markets, each fund may also invest in securities of issuers in emerging markets, including issuers in Asia (including Russia), Eastern Europe, Latin and South America, the Mediterranean and Africa. International Core Equity Fund and International Small Cap Fund may invest up to 25% of their total assets in issuers located in emerging markets. International Value Opportunities Fund may invest up to 35% of its total assets in issuers located in emerging markets. Large Cap Core Fund, Small Cap Value Fund, Small Cap Growth Fund, Small Cap Equity Fund and Small Cap Tax-Sensitive Equity Fund may invest up to 10% of their total assets in issuers located in emerging markets generally and up to 3% of their total assets in issuers of any one specific emerging market country. The funds may also invest in currencies of such countries and may engage in strategic transactions in the markets of such countries.

Investing in the securities of emerging market countries involves considerations and potential risks not typically associated with investing in the securities of U.S. issuers whose securities are principally traded in the United States. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization and less social, political and economic stability; (ii) the small current size of the markets for securities of emerging market issuers and the currently low or nonexistent volume of trading and frequent artificial limits on daily price movements, resulting in lack of liquidity and in price uncertainty; (iii) certain national policies which may restrict a fund's investment opportunities, including limitations on aggregate holdings by foreign investors and restrictions on investing in issuers or industries deemed sensitive to relevant national interests; (iv) the absence of developed legal structures governing private or foreign investment in private property which may adversely affect the fund's ability to retain ownership of its securities during periods of economic, social or political turmoil; and (v) high rates of inflation and rapid fluctuations in interest rates that have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

The economies of emerging market countries may be predominantly based on only a small number of industries or dependent on revenues from the sale of particular commodities or on international aid or development assistance. As a result, these economies may be significantly more vulnerable to changes in local or global trade conditions, and may suffer from volatile or extreme fluctuations in currency exchange rates, inflation and deflation rates as well as debt burdens. Many emerging market countries have experienced and will continue to experience periods of rapid inflation, resulting in significant market uncertainty and sharp drops in the U.S. dollar value of the country's assets. The currencies of emerging market countries may also be devalued as a result of governmental action in addition to market factors. Recently, the economies of certain emerging market countries have experienced deflation which has diminished the demand for goods and services resulting in excess capacity in factories that were built upon the forecast of continuing strong demand for such goods and services. All of these risks may adversely affect the funds' investments in emerging market countries.

INVESTMENT AND REPATRIATION RESTRICTIONS. Foreign investment in the securities markets of several emerging market countries is restricted or controlled to varying degrees. These restrictions may limit a fund's investment in certain emerging market countries, require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of such company available for purchase by nationals. In certain countries, the funds may be limited by government regulation or a company's charter to a maximum percentage of equity ownership in any one company. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the funds. From time to time, the adviser may determine that investment and repatriation restrictions in certain emerging market countries negate the advantages of investing in such countries and no fund is required to invest in any emerging market country.

In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. The adviser may determine from time to time to invest in the securities of emerging market countries which may impose restrictions on foreign investment and repatriation that cannot currently be predicted. Due to restrictions on direct investment in equity securities in certain emerging market countries, such as Taiwan, the funds may invest only through investment funds in such emerging market countries.

The repatriation of both investment income and capital from several emerging market countries is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the funds to the extent that they invest in emerging market countries.

MARKET CHARACTERISTICS. All of the securities markets of emerging market countries have substantially less volume than the New York Stock Exchange. Equity securities of most emerging market companies are generally less liquid and subject to greater price volatility than equity securities of U.S. companies of comparable size. Some of the stock exchanges in the emerging market countries are in the earliest stages of their development.

Certain of the securities markets of emerging market countries are marked by high concentrations of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. Even the market for relatively widely traded securities in the emerging markets may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the United States. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. Accordingly, each of these markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. The less liquid the market, the more difficult it may be for a fund to accurately price its portfolio securities or to dispose of such securities at the times determined by the adviser to be appropriate. The risks associated with the liquidity of a market may be particularly acute in situations in which a fund's operations require cash, such as the need to meet redemption requests for its shares, to pay dividends and other distributions and to pay its expenses. To the extent that any emerging market country experiences rapid increases in its money supply and investment in equity securities is made for speculative purposes, the equity securities traded in any such country may trade at price-earnings ratios higher than those of comparable companies trading on securities markets in the United States. Such price-earnings ratios may not be sustainable.

Settlement procedures in emerging market countries are less developed and reliable than those in the United States and in other developed markets, and a fund may experience settlement delays or other material difficulties. In addition, significant delays are common in registering transfers of securities, and a fund may be unable to sell such securities until the registration process is completed and may experience delays in receipt of dividends and other entitlements.

Brokerage commissions and other transactions costs on securities exchanges in emerging market countries are generally higher than in the United States.
There is also less government supervision and regulation of foreign securities exchanges, brokers and listed companies in emerging market countries than exists in the United States. Brokers in emerging market countries may not be as well capitalized as those in the United States, so that they are more susceptible to financial failure in times of market, political or economic stress. In addition, existing laws and regulations are often inconsistently applied. As legal systems in emerging market countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

FINANCIAL INFORMATION AND STANDARDS. Issuers in emerging market countries generally are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market company may not reflect its financial position or results of operations in the same manner as financial statements for U.S. companies. Substantially less information may be publicly available about issuers in emerging market countries than is available about issuers in the United States.

ECONOMIC, POLITICAL AND SOCIAL FACTORS. Many emerging market countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes or attempted changes in government through extra-constitutional means;
(ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt financial markets of emerging market countries and adversely affect the value of a fund's assets so invested.

Few emerging market countries have fully democratic governments. Some governments in the region are authoritarian in nature or are influenced by armed forces which have been used to control civil unrest. In the past, governments of certain emerging market countries have been installed or removed as a result of military coups, while governments in other emerging market countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging market countries. Several emerging market countries have or in the past have had hostile relationships with neighboring nations or have experienced internal insurrections.

The economies of most emerging market countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Union. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the emerging securities markets. In addition, the economies of some emerging market countries are vulnerable to weakness in world prices for their commodity exports.

There may be the possibility of expropriations, confiscatory taxation, political, economic or social instability or diplomatic developments which would adversely affect assets of a fund held in emerging market or other foreign countries. Governments in certain emerging market countries participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could have a significant adverse effect on market prices of securities and payment of dividends.

INVESTING IN FIXED INCOME SECURITIES

The funds may invest a portion of their total assets in fixed income securities. Fixed income securities are subject to interest rate risk, default risk and call and extension risk.

INTEREST RATE RISK. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

DEFAULT RISK/CREDIT RISK. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations causing a fund to sustain losses on such investments. A default could impact both interest and principal payments. Because the funds invest only in investment grade fixed income securities, this risk is reduced.

CALL RISK AND EXTENSION RISK. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise a right to pay principal on an obligation earlier than scheduled which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise a right to pay principal on an obligation later than scheduled which would cause cash flows to be returned later than expected. This typically results when interest rates have increased and a fund will suffer from the inability to invest in higher yield securities.

CREDIT QUALITY. Investment grade securities are those that are rated at least Baa by Moody's or BBB by Standard & Poor's, Duff or Fitch or, if unrated, determined by the adviser to be of comparable credit quality. High grade securities are those that are rated within the top three investment grade ratings (i.e., Aaa, Aa or A by Moody's or AAA, AA or A by Standard & Poor's, Duff or Fitch) or, if unrated, determined by the adviser to be of comparable credit quality. If a security is rated differently by two or more rating agencies, the adviser uses the highest rating to compute a fund's credit quality and also to determine the security's rating category. If the rating of a security held by a fund is downgraded below investment grade, the adviser will determine whether to retain that security in the fund's portfolio. Securities rated Baa by Moody's or BBB by Standard & Poor's, Duff or Fitch are generally considered medium grade obligations and have some speculative characteristics. Adverse changes in economic conditions or other circumstances are more likely to weaken the medium grade issuer's capability to pay interest and repay principal than is the case for high grade securities.

SPECIFIC RISKS

The following sections include descriptions of specific risks that are associated with a fund's purchase of a particular type of security or the utilization of a specific investment technique.

COMMON STOCKS. The funds purchase common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

SMALL CAPITALIZATION STOCKS. Small Cap Value Fund, Small Cap Growth Fund, Small Cap Equity Fund, Small Cap Tax-Sensitive Equity Fund and International Small Cap Fund invest primarily, and Large Cap Core Fund and International Value Opportunities may invest to a lesser extent, in securities of small capitalization companies. Although investments in small capitalization companies may present greater opportunities for growth, they also involve greater risks than are customarily associated with investments in larger, more established companies. The securities of small companies may be subject to more volatile market movements than securities of larger, more established companies. Smaller companies may have limited product lines, markets or financial resources, and they may depend upon a limited or less experienced management group. The securities of small capitalization companies may be traded only on the OTC market or on a regional securities exchange and may not be traded daily or in the volume typical of trading on a national securities exchange. As a result, the disposition by a fund of securities in order to meet redemptions or otherwise may require the fund to sell securities at a discount from market prices, over a longer period of time or during periods when disposition is not desirable.

CONVERTIBLE SECURITIES. Each fund may invest in convertible debt and preferred stock. Convertible debt securities and preferred stock entitle the holder to acquire the issuer's stock by exchange or purchase for a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

WARRANTS. Each fund may purchase warrants. Warrants acquired by a fund entitle it to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before the expiration dates.

DEPOSITARY RECEIPTS AND DEPOSITARY SHARES. Each fund may purchase depository receipts and depository shares. Depositary receipts and depositary shares are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities of a U.S. or foreign issuer. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary instruments and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities. Examples of such investments include, but are not limited to, American Depositary Receipts and Shares ("ADRs" and "ADSs"), Global Depositary Receipts and Shares ("GDRs" and "GDSs") and European Depositary Receipts and Shares ("EDRs" and "EDSs").

INVESTMENTS IN REITS. Each fund may invest in shares of real estate investment trusts ("REITs"), which are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies. REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation under the Internal Revenue Code of 1986, as amended (the "Code").

CORPORATE DEBT OBLIGATIONS. Each fund may invest in corporate debt obligations and zero coupon securities issued by financial institutions and corporations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security.

U.S. GOVERNMENT SECURITIES. Each fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association),
(b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation), or (d) only the credit of the agency. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises in the future. U.S. Government securities also include Treasury receipts, zero coupon bonds, U.S. Treasury inflation-indexed bonds, deferred interest securities and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently.

SOVEREIGN DEBT OBLIGATIONS. International Core Equity Fund, International
Small Cap Fund and International Value Opportunities Fund may invest in sovereign debt obligations. Investments in sovereign debt obligations involve special risks that are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and a fund's net asset value, to the extent it invests in such securities, may be more volatile than prices of U.S. debt issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

REPURCHASE AGREEMENTS. Large Cap Core Fund, Small Cap Value Fund, Small Cap Growth Fund and Small Cap Equity Fund may each invest up to 10% of its net assets in repurchase agreements. Small Cap Tax-Sensitive Equity Fund may invest up to 15% of its net assets in repurchase agreements. International Core Equity Fund, International Small Cap Fund and International Value Opportunities Fund are not subject to any limits except that investments in repurchase agreements maturing in more than 7 days are subject to each fund's 15% limit on investments in illiquid securities. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent. Repurchase agreements acquired by a fund will always be fully collateralized as to principal and interest by money market instruments and will be entered into only with commercial banks, brokers and dealers considered creditworthy by the adviser.

SHORT SALES. Each fund may engage in short sales and short sales against the box. In a short sale, a fund sells a security it does not own in anticipation of a decline in the market value of the security. In a short sale against the box, a fund either owns or has the right to obtain at no extra cost the security sold short. The broker holds the proceeds of the short sale until the settlement date, at which time the fund delivers the security (or an identical security) to cover the short position. The fund receives the net proceeds from the short sale. When a fund enters into a short sale other than against the box, the fund must first borrow the security to make delivery to the buyer and must place cash or liquid assets in a segregated account that is marked to market daily. Short sales other than against the box involve unlimited exposure to loss. No securities will be sold short if, after giving effect to any such short sale, the total market value of all securities sold short would exceed 5% of the value of a fund's net assets.

LOANS OF PORTFOLIO SECURITIES. Subject to its investment restrictions, each fund (or Portfolio, as the case may be), except the Large Cap Core Portfolio, may seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to financial institutions, such as broker-dealers, and would be required to be secured continuously by collateral maintained on a current basis at an amount at least equal to the market value of the securities loaned. The rules of the New York Stock Exchange give a fund the right to call a loan and obtain the securities loaned at any time on five days' notice. For the duration of a loan, a fund would receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. A fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the fund would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of its consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the adviser to be of good standing, and when, in the judgment of the adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk.

At the present time the staff of the SEC does not object if an investment company pays reasonable negotiated fees to the lending agent in connection with loaned securities as long as such fees are pursuant to a contract approved by the investment company's trustees.

RESTRICTED AND ILLIQUID SECURITIES. Each fund may invest up to 15% of its net assets in illiquid securities, although the Large Cap Core Fund, Small Cap Value Fund, Small Cap Growth Fund, Small Cap Equity Fund and Small Cap Tax-Sensitive Fund invest in these securities only on an occasional basis. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, swap transactions, certain OTC options and certain restricted securities. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy relevant liquidity requirements.

The Board of Trustees has adopted guidelines and delegated to the adviser the function of determining and monitoring the liquidity of portfolio securities, including restricted and illiquid securities. The Board of Trustees however retains oversight and is ultimately responsible for such determinations. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each fund is permitted to invest up to 10% of its total assets in shares of registered investment companies and up to 5% of its total assets in any one registered investment company as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company. Investments in the securities of other investment companies may involve duplication of advisory fees and other expenses. The funds may invest in investment companies that are designed to replicate the composition and performance of a particular index. For example, Standard & Poor's Depositary Receipts ("SPDRs") are exchange-traded shares of a closed-end investment company designed to replicate the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price Index. Investments in index baskets involve the same risks associated with a direct investment in the types of securities included in the baskets.

PORTFOLIO TURNOVER AND SHORT-TERM TRADING. Although it is not the policy of any fund to purchase or sell securities for trading purposes, the funds place no restrictions on portfolio turnover and will sell a portfolio security without regard to the length of time such security has been held if, in the adviser's view, the security meets the criteria for disposal. A high rate of portfolio turnover (100% or more) involves correspondingly higher transaction costs which must be borne directly by a fund and thus indirectly by its shareholders. It may also result in a fund's realization of larger amounts of short-term capital gains, distributions from which are taxable to shareholders as ordinary income. See "Financial Highlights" in the funds' prospectus for each fund's portfolio turnover rates.

TEMPORARY DEFENSIVE INVESTMENTS. Notwithstanding a fund's investment objective, each fund may on occasion, for temporary defensive purposes to preserve capital or to meet redemption requests, hold part or all of its assets in cash and investment grade money market instruments (i.e., securities with maturities of less than one year) and short-term debt securities (i.e., securities with maturities of one to three years). Each fund may also invest uncommitted cash and cash needed to maintain liquidity for redemptions in investment grade money market instruments and short-term debt securities. Each fund is limited to investing up to 20% of its net assets in investment grade fixed income securities under normal circumstances.

The money market instruments and short-term debt securities in which the funds may invest consist of obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities; instruments (including negotiable certificates of deposit, non-negotiable fixed time deposits and bankers' acceptances) of U.S. banks and foreign banks; repurchase agreements; and prime commercial paper of U.S. companies and foreign companies.

Money market instruments in which the funds invest will be rated at the time of purchase P-1 by Moody's or A-1 or Duff-1 by Standard & Poor's, Duff and Fitch or, if unrated, determined by the adviser to be of comparable quality. At least 95% of each fund's assets invested in short-term debt securities will be rated, at the time of investment, Aaa, Aa, or A by Moody's or AAA, AA, or A by Standard & Poor's or, if not rated, determined to be of comparable credit quality by the adviser. Up to 5% of each fund's total assets invested in short-term debt securities may be invested in securities which are rated Baa by Moody's or BBB by Standard & Poor's or, if not rated, determined to be of comparable credit quality by the adviser.

                     INVESTMENT TECHNIQUES AND RELATED RISK

STRATEGIC AND DERIVATIVE TRANSACTIONS. Each fund may, but is not required to, utilize various investment strategies to seek to hedge market risks (such as interest rates, currency exchange rates and broad or specific equity or fixed income market movements) or to enhance potential gain. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments used by each fund may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing their investment objectives, each fund may purchase and sell (write) exchange-listed and OTC put and call options on securities, equity indices and other financial instruments; purchase and sell financial futures contracts and options thereon; and enter into currency transactions such as forward foreign currency exchange contracts, cross-currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to seek to protect against possible changes in the market value of securities held in or to be purchased for a fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to seek to protect a fund's unrealized gains in the value of portfolio securities, to facilitate the sale of such securities for investment purposes, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. In addition to the hedging transactions referred to in the preceding sentence, Strategic Transactions may also be used to enhance potential gain in circumstances where hedging is not involved although each fund will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for such purposes to not more than 3% of its net assets at any one time and, to the extent necessary, the funds will close out transactions in order to comply with this limitation. (Transactions such as writing covered call options are considered to involve hedging for the purposes of this limitation.) In calculating a fund's net loss exposure from such Strategic Transactions, an unrealized gain from a particular Strategic Transaction position would be netted against an unrealized loss from a related Strategic Transaction position. For example, if the adviser believes that Large Cap Core Fund is underweighted in cyclical stocks and overweighted in consumer stocks, Large Cap Core Fund may buy a cyclical index call option and sell a cyclical index put option and sell a consumer index call option and buy a consumer index put option. Under such circumstances, any unrealized loss in the cyclical position would be netted against any unrealized gain in the consumer position (and vice versa) for purposes of calculating the fund's net loss exposure.

The ability of a fund to utilize Strategic Transactions successfully will depend on the adviser's ability to predict pertinent market and currency and interest rate movements, which cannot be assured. Each fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. The funds' activities involving Strategic Transactions may be limited in order to enable the funds to satisfy the requirements of the Code for qualification as a regulated investment company.

RISKS OF STRATEGIC AND DERIVATIVE TRANSACTIONS. Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used.
The risks associated with the funds' transactions in options, futures and other types of derivative securities including swaps may include some or all of the following: market risk, leverage and volatility risk, correlation risk, credit risk and liquidity and valuation risk. The writing of put and call options may result in losses to the funds, force the purchase or sale, respectively of portfolio securities at inopportune times or for prices higher than (in the case of purchases due to the exercise of put options) or lower than (in the case of sales due to the exercise of call options) current market values, limit the amount of appreciation the funds can realize on their respective investments or cause the funds to hold a security they might otherwise sell or sell a security they might otherwise hold. The use of currency transactions by a fund can result in the fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the fund's position. The writing of options could significantly increase a fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the funds might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time, in certain circumstances, these transactions tend to limit any potential gain which might result from an increase in value of such position. The loss incurred by a fund in writing options and entering into futures transactions is potentially unlimited; however, as described above, each fund will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for such purposes to not more than 3% of its net assets at any one time. Futures markets are highly volatile and the use of futures may increase the volatility of a fund's net asset value. Finally, entering into futures contracts would create a greater ongoing potential financial risk than would purchases of options where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value and the net result may be less favorable than if the Strategic Transactions had not been utilized.

RISKS OF STRATEGIC AND DERIVATIVE TRANSACTIONS OUTSIDE THE UNITED STATES. When conducted outside the United States and especially in emerging markets, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) lesser availability than in the United States of data on which to make trading decisions, (ii) delays in a fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iii) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (iv) lower trading volume and liquidity, and (v) other complex foreign political, legal and economic factors. At the same time, Strategic Transactions may offer advantages such as trading in instruments that are not currently traded in the United States or arbitrage possibilities not available in the United States.

GENERAL CHARACTERISTICS OF OPTIONS. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of a fund's assets in special accounts, as described below under "Use of Segregated Accounts."

A put option gives the purchaser of the option, in consideration for the payment of a premium, the right to sell, and the writer the obligation to buy (if the option is exercised) the underlying security, commodity, index, or other instrument at the exercise price. For instance, a fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the fund the right to sell such instrument at the option exercise price. A call option, in consideration for the payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell (if the option is exercised) the underlying instrument at the exercise price. A fund may purchase a call option on a security, currency, futures contract, index or other instrument to seek to protect the fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The funds are authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A fund's ability to close out its position as a purchaser or seller of an exchange listed put or call option is dependent, in part, upon the liquidity of the option market. There is no assurance that a liquid option market on an exchange will exist. In the event that the relevant market for an option on an exchange ceases to exist, outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The funds will generally sell (write) OTC options (other than OTC currency options) that are subject to a buy-back provision permitting a fund to require the Counterparty to sell the option back to the fund at a formula price within seven days. OTC options purchased by the funds and portfolio securities "covering" the amount of the funds' obligation pursuant to an OTC option sold by them (the cost of the sell-back plus the in-the-money amount, if any) are subject to the funds' restriction on illiquid securities, unless determined to be liquid in accordance with procedures adopted by the Board of Trustees. For OTC options written with "primary dealers" pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount which is considered to be illiquid may be calculated by reference to a formula price. The funds expect generally to enter into OTC options that have cash settlement provisions, although they are not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in the OTC option market. As a result, if the Counterparty fails to make delivery of the security, currency or other instrument underlying an OTC option it has entered into with a fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The funds will engage in OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received, combined with any credit enhancements, a long-term debt rating of A from S&P or Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or which issue debt that is determined to be of equivalent credit quality by the adviser.

If a fund sells (writes) a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the fund's income. The sale (writing) of put options can also provide income.

Each fund may purchase and sell (write) call options on equity securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All call options sold by the funds must be "covered" (i.e., the fund must own the securities or the futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a fund will receive the option premium to help offset any loss, the fund may incur a loss if the exercise price is below the market price for the security subject to the call at the time of exercise. A call option sold by a fund also exposes the fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the fund to hold a security or instrument which it might otherwise have sold.

Each fund may purchase and sell (write) put options on equity securities and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts. A fund will not sell put options if, as a result, more than 50% of the fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a fund may be required to buy the underlying security at a price above the market price.

OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES. Each fund may also purchase and sell (write) call and put options on securities indices and other financial indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement. For example, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the differential between the closing price of the index and the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount upon exercise of the option. In addition to the methods described above, the funds may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by the custodian) upon conversion or exchange of other securities in their portfolios.

GENERAL CHARACTERISTICS OF FUTURES. Each fund may enter into financial futures contracts or purchase or sell put and call options on such futures. The International Core Equity Fund, International Small Cap Fund and International Value Opportunities Fund may enter into futures contracts which are based upon indexes of foreign securities, such as the CAC40 or Nikkei 225. Futures are generally bought and sold on the commodities exchanges where they are listed and involve payment of initial and variation margin as described below. The sale of futures contracts creates a firm obligation by a fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The purchase of futures contracts creates a corresponding obligation by a fund, as purchaser, to purchase a financial instrument at a specific time and price. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position upon exercise of the option.

The funds' use of financial futures and options thereon will in all cases be consistent with currently applicable regulatory requirements and, in particular, the regulations of the Commodity Futures Trading Commission (the "CTFC"), which permit principals of an investment company registered under the 1940 Act to engage in such transactions without registering as commodity pool operators. The funds will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company for U.S. federal income tax purposes.

Futures contracts and related options involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the fund to purchase securities or currencies, require the fund to segregate assets to cover such contracts and options. Typically, maintaining a futures contract or selling an option thereon requires a fund to deposit with its custodian for the benefit of a futures commission merchant (or directly with the Futures Commission merchant), as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited directly with the futures commission merchant thereafter on a daily basis as the value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the funds. If a fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur. The segregation requirements with respect to futures contracts and options thereon are described below.

CURRENCY TRANSACTIONS. The funds may engage in currency transactions with Counterparties to seek to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value or to enhance potential gain. Currency transactions include currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional (agreed-upon) difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A fund may enter into over-the-counter currency transactions with Counterparties which have received, combined with any credit enhancements, a long term debt rating of A by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) whose obligations are determined to be of equivalent credit quality by the adviser.

The funds' transactions in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will generally be limited to hedging involving either specific transactions or portfolio positions. See "Strategic and Derivative Transactions." Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

A fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

Each fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value in relation to other currencies to which the fund has or in which the fund expects to have portfolio exposure. For example, a fund may hold a South Korean security and the adviser may believe that the Korean won will deteriorate against the Japanese yen. The fund would sell Korean won to reduce its exposure to that currency and buy Japanese yen. This strategy would be a hedge against a decline in the value of Korean won, although it would expose the fund to declines in the value of the Japanese yen relative to the U.S. dollar.

To seek to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the funds may also engage in proxy hedging. Proxy hedging is often used when the currency to which the fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which certain of a fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the fund's securities denominated in linked currencies. For example, if the adviser considers that the British pound is linked to the euro, a fund holds securities denominated in pounds and the adviser believes that the value of pounds will decline against the U.S. dollar, the adviser may enter into a contract to sell euros and buy dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the funds if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the funds are engaging in proxy hedging. If a fund enters into a currency hedging transaction, the fund will comply with the asset segregation requirements described below.

RISKS OF CURRENCY TRANSACTIONS. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

SWAPS, CAPS, FLOORS, SPREADS AND COLLARS. Among the Strategic Transactions into which each of the funds may enter are interest rate, currency rate and index swaps and the purchase or sale of related caps, floors, spreads and collars. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the fund may be obligated to pay. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar or a spread is a combination of a cap and a floor that preserves a certain rate of return within a predetermined range of interest rates or values.

The funds will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a fund receiving or paying, as the case may be, only the net amount of the two payments. The funds will not enter into any swap, cap, floor, spread or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or the Counterparty issues debt that is determined to be of equivalent credit quality by the adviser. If there is a default by the Counterparty, a fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors, spreads and collars are more recent innovations for which standardized documentation has not yet been fully developed. Swaps, caps, floors, spreads and collars are considered illiquid for purposes of each fund's policy regarding illiquid securities, unless it is determined, based upon continuing review of the trading markets for the specific security, that such security is liquid. The Board of Trustees has adopted guidelines and delegated to the adviser the daily function of determining and monitoring the liquidity of swaps, caps, floors, spreads and collars. The Board of Trustees, however, retains oversight focusing on factors such as valuation, liquidity and availability of information and is ultimately responsible for such determinations. The staff of the SEC currently takes the position that swaps, caps, floors, spreads and collars are illiquid, and are subject to each fund's limitation on investing in illiquid securities.

COMBINED TRANSACTIONS. Each fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple swap transactions, and multiple interest rate transactions, structured notes and any combination of futures, options, swaps, currency, multiple currency transactions (including forward currency contracts) and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the adviser it is in the best interests of the fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

USE OF SEGREGATED ACCOUNTS. Each fund will hold securities or other instruments whose values are expected to offset its obligations under the Strategic Transactions. A fund will not enter into Strategic Transactions that expose the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options, futures contracts or other instruments or (ii) cash, receivables or liquid securities with a value sufficient to cover its potential obligations. A fund may have to comply with any applicable regulatory requirements for Strategic Transactions, and if required, will set aside cash and other liquid assets on the fund's records or in a segregated account in the amount prescribed. If the market value of these securities declines or the fund's obligations on the underlying Strategic Transaction increases, additional cash or liquid securities will be segregated daily so that the aggregate market value of the segregated securities is at least equal to the amount of the fund's obligations on the underlying Strategic Transactions. Segregated assets would not be sold while the Strategic Transaction is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

EURODOLLAR CONTRACTS. Each fund may make investments in Eurodollar contracts. Eurodollar contracts are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

SHORT-TERM TRADING. Each fund will sell a portfolio security without regard to the length of time that security has been held if, in the adviser's view, the security meets the criteria for disposal.

PORTFOLIO DIVERSIFICATION AND CONCENTRATION. Each fund is diversified, which generally means that, with respect to 75% of its total assets (i) no more than 5% of the fund's total assets may be invested in the securities of a single issuer and (ii) each fund will purchase no more than 10% of the outstanding voting securities of a single issuer. The funds will not concentrate (invest 25% or more of their total assets) in the securities of issuers in any one industry. The funds' policies concerning diversification and concentration are fundamental and may not be changed without shareholder approval.

                            INVESTMENT RESTRICTIONS

The funds and the Portfolios have adopted the following fundamental policies. Each fund's and Portfolio's fundamental policies cannot be changed unless the change is approved by a "vote of the outstanding voting securities" of the fund or the Portfolio, as the case may be, which phrase as used herein means the lesser of (i) 67% or more of the voting securities of the fund or the Portfolio present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund or the Portfolio are present or represented by proxy, or
(ii) more than 50% of the outstanding voting securities of the fund or the Portfolio. A fund's non-fundamental policies may be changed by the Board of Trustees, without shareholder approval, in accordance with applicable laws, regulations or regulatory policy.

LARGE CAP CORE FUND AND LARGE CAP CORE PORTFOLIO. As a matter of fundamental policy, the Large Cap Core Portfolio (Large Cap Core Fund) may not:

1. Invest more than 25% of the current value of its total assets in any single industry, provided that this restriction shall not apply to U.S. government securities.

2. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio (fund) may be deemed to be an underwriter under the Securities Act of 1933.

3.     Purchase real estate or real estate mortgage loans.

4. Purchase securities on margin (except that the Portfolio (fund) may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

5. Purchase or sell commodities or commodity contracts (except futures contracts and options on such futures contracts and foreign currency exchange transactions).

6. With respect to at least 75% of its total assets, invest more than 5% in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or acquire more than 10% of the outstanding voting securities of any issuer.

7. Issue senior securities, borrow money, enter into reverse repurchase agreements or pledge or mortgage its assets, except that the Portfolio (fund) may borrow from banks in an amount up to 15% of the current value of its total assets as a temporary measure for extraordinary or emergency purposes (but not investment purposes), and pledge its assets to an extent not greater than 15% of the current value of its total assets to secure such borrowings; however, the fund may not make any additional investments while its outstanding borrowings exceed 5% of the current value of its total assets.

8. Make loans of portfolio securities, except that the Portfolio (fund) may enter into repurchase agreements and except that the fund may enter into repurchase agreements with respect to 10% of the value of its net assets.

The following restrictions are not fundamental policies and may be changed by the Trustees of the Portfolio Trust (Trust) without investor approval, in accordance with applicable laws, regulations or regulatory policy. The Large Cap Core Portfolio (Large Cap Core Fund) may not:

a. Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

b. Purchase the securities of any other investment company except to the extent permitted by the 1940 Act.

c.     Invest more than 15% of its net assets in securities which are illiquid.

d. Purchase additional securities if the fund's borrowings exceed 5% of its net assets (this restriction is fundamental with respect to the fund, but not the Portfolio).

SMALL CAP VALUE FUND AND SMALL CAP VALUE PORTFOLIO. As a matter of fundamental policy, Small Cap Value Portfolio (Small Cap Value Fund) may not:

1. Invest more than 25% of the current value of its total assets in any single industry, provided that this restriction shall not apply to U.S. Government securities or mortgage-backed securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

2. Issue senior securities. For purposes of this restriction, borrowing money in accordance with paragraph 3 below, making loans in accordance with paragraph 8 below, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Portfolio's (fund's) investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

3. Borrow money, except in amounts not to exceed 33 1/3% of the value of the Portfolio's (fund's) total assets (including the amount borrowed) taken at market value (i) from banks for temporary or short-term purposes or for the clearance of transactions, (ii) in connection with the redemption of portfolio shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (iv) the Portfolio (fund) may enter into reverse repurchase agreements and forward roll transactions. For purposes of this investment restriction, investments in short sales, futures contracts, options on futures contracts, securities or indices and forward commitments shall not constitute borrowing.

4. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio (fund) may be deemed to be an underwriter under the Securities Act of 1933.

5. Purchase or sell real estate except that the Portfolio (fund) may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Portfolio (fund) as a result of the ownership of securities.

6. Purchase securities on margin (except that the Portfolio (fund) may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

7.     Purchase or sell commodities or commodity contracts, except the Portfolio
(fund) may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Portfolio's (fund's) investment policies.

8. Make loans, except that the Portfolio (fund) (1) may lend portfolio securities in accordance with the Portfolio's (fund's) investment policies up to 33 1/3% of the Portfolio's (fund's) total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

9. With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Portfolio's (fund's) total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio (fund).

The following restrictions are not fundamental policies and may be changed by the Trustees without shareholder approval in accordance with applicable laws, regulations or regulatory policy. Small Cap Value Portfolio (Fund) may not:

a. Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

b. Purchase the securities of any other investment company except to the extent permitted by the 1940 Act.

c.     Invest more than 15% of its net assets in securities which are illiquid.

SMALL CAP GROWTH FUND AND SMALL CAP GROWTH PORTFOLIO. As a matter of fundamental policy, Small Cap Growth Portfolio (Small Cap Growth Fund) may not:

1. Invest more than 25% of the current value of its total assets in any single industry, provided that this restriction shall not apply to U.S. Government securities or mortgage-backed securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

2. Issue senior securities. For purposes of this restriction, borrowing money in accordance with paragraph 3 below, making loans in accordance with paragraph 8 below, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Portfolio's (fund's) investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

3. Borrow money, except in amounts not to exceed 33 1/3% of the value of the Portfolio's (fund's) total assets (including the amount borrowed) taken at market value (i) from banks for temporary or short-term purposes or for the clearance of transactions, (ii) in connection with the redemption of portfolio shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (iv) the Portfolio (fund) may enter into reverse repurchase agreements and forward roll transactions. For purposes of this investment restriction, investments in short sales, futures contracts, options on futures contracts, securities or indices and forward commitments shall not constitute borrowing.

4. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio (fund) may be deemed to be an underwriter under the Securities Act of 1933.

5. Purchase or sell real estate except that the Portfolio (fund) may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Portfolio (fund) as a result of the ownership of securities.

6. Purchase securities on margin (except that the Portfolio (fund) may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

7.     Purchase or sell commodities or commodity contracts, except the Portfolio
(fund) may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Portfolio's (fund's) investment policies.

8. Make loans, except that the Portfolio (fund) (1) may lend portfolio securities in accordance with the Portfolio's (fund's) investment policies up to 33 1/3% of the Portfolio's (fund's) total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

9. With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S.

Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Portfolio's (fund's) total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio (fund).

The following restrictions are not fundamental policies and may be changed by he Trustees of the Portfolio Trust (Trust) without investor approval in accordance with applicable laws, regulations or regulatory policy. Small Cap Growth Portfolio (Small Cap Growth Fund) may not:

a. Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

b. Purchase the securities of any other investment company except to the extent permitted by the 1940 Act.

c.     Invest more than 15% of its net assets in securities which are illiquid.

d. Purchase additional securities if the fund's borrowings exceed 5% of its net assets.

SMALL CAP EQUITY FUND. As a matter of fundamental policy, Small Cap Equity Fund may not:

1. Invest more than 25% of the current value of its total assets in any single industry, provided that this restriction shall not apply to U.S. Government securities.

2. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the fund may be deemed to be an underwriter under the Securities Act of 1933.

3.     Purchase real estate or real estate mortgage loans.

4. Purchase securities on margin (except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

5. Purchase or sell commodities or commodity contracts except that the fund may purchase and sell financial futures contracts and options on financial futures contracts and engage in foreign currency exchange transactions.

6. With respect to at least 75% of its total assets, invest more than 5% in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or acquire more than 10% of the outstanding voting securities of any issuer.

7. Issue senior securities, borrow money, enter into reverse repurchase agreements or pledge or mortgage its assets, except that the fund may borrow from banks in an amount up to 15% of the current value of its total assets as a temporary measure for extraordinary or emergency purposes (but not investment purposes), and pledge its assets to an extent not greater than 15% of the current value of its total assets to secure such borrowings; however, the fund may not make any additional investments while its outstanding borrowings exceed 5% of the current value of its total assets.

8. Make loans, except that the fund (1) may lend portfolio securities in accordance with the fund's investment policies up to 33 1/3% of the fund's total assets taken at market value, (2) enter into repurchase agreements, and
(3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

The following restrictions are not fundamental policies and may be changed by the Trustees of the Trust without investor approval, in accordance with applicable laws, regulations or regulatory policy. Small Cap Equity Fund may not:

a. Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

b. Purchase the securities of any other investment company except to the extent permitted by the 1940 Act.

c.     Invest more than 15% of its net assets in securities which are illiquid.

d. Purchase additional securities if the fund's borrowings exceed 5% of its net assets (this restriction is fundamental with respect to the fund, but not the Portfolio).

SMALL CAP TAX-SENSITIVE EQUITY FUND. As a matter of fundamental policy, Small Cap Tax-Sensitive Equity Fund may not:

1. Invest more than 25% of the current value of its total assets in any single industry, provided that this restriction shall not apply to U.S. Government securities or mortgage-backed securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; provided, however, that the fund may invest all or part of its investable assets in an open-end registered investment company with substantially the same investment objective, policies and restrictions as the fund.

2. Issue senior securities. For purposes of this restriction, borrowing money in accordance with paragraph 3 below, making loans in accordance with paragraph 8 below, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the fund's investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

3. Borrow money, except in amounts not to exceed 33 1/3% of the value of the fund's total assets (including the amount borrowed) taken at market value (i) from banks for temporary or short-term purposes or for the clearance of transactions, (ii) in connection with the redemption of fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (iv) the fund may enter into reverse repurchase agreements and forward roll transactions. For purposes of this investment restriction, investments in short sales, futures contracts, options on futures contracts, securities or indices and forward commitments shall not constitute borrowing.

4. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the fund may be deemed to be an underwriter under the Securities Act of 1933; provided, however, that the fund may invest all or part of its investable assets in an open-end registered investment company with substantially the same investment objective, policies and restrictions as the fund.

5. Purchase or sell real estate except that the fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the fund as a result of the ownership of securities.

6. Purchase securities on margin (except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

7. Purchase or sell commodities or commodity contracts, except the fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the fund's investment policies.

8. Make loans, except that the fund (1) may lend portfolio securities in accordance with the fund's investment policies up to 33 1/3% of the fund's total assets taken at market value, (2) enter into repurchase agreements, and
(3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

9. With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the fund; provided, however, that the fund may invest all or part of its investable assets in an open-end registered investment company with substantially the same investment objective, policies and restrictions as the fund.

The following restrictions are not fundamental policies and may be changed by the Trustees without shareholder approval, in accordance with applicable laws, regulations or regulatory policy. Small Cap Tax-Sensitive Equity Fund may not:

a. Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

b. Purchase securities of any other investment company except as permitted by the 1940 Act.

c.     Invest more than 15% of its net assets in securities which are illiquid.

d. Purchase additional securities if the fund's borrowings exceed 5% of its net assets.

INTERNATIONAL CORE EQUITY FUND AND INTERNATIONAL CORE EQUITY PORTFOLIO. As a matter of fundamental policy, the International Core Equity Portfolio (International Core Equity Fund) may not:

1. With respect to at least 75% of its total assets, invest more than 5% in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities and other investment companies) or acquire more than 10% of the outstanding voting securities of any issuer.

2. Issue senior securities, borrow money or pledge or mortgage its assets, except that the Portfolio (fund) may borrow from banks as a temporary measure for extraordinary or emergency purposes (but not investment purposes) in an amount up to 15% of the current value of its total assets, and pledge its assets to an extent not greater than 15% of the current value of its total assets to secure such borrowings; however, the Portfolio (fund) may not make any additional investments while its outstanding borrowings exceed 5% of the current value of its total assets.

3.     The Portfolio (fund) may not make loans, except that the Portfolio (fund)
(1) may lend portfolio securities in accordance with the Portfolio's (fund's) investment policies up to 33 1/3% of the Portfolio's (fund's) total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

4. Invest more than 25% of the current value of its total assets in any single industry (not including obligations of the U.S. Government or its agencies and instrumentalities).

5. Underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities the Portfolio (fund) may be deemed to be an underwriter under the Securities Act of 1933.

6. Purchase real estate or real estate mortgage loans, although the Portfolio (fund) may purchase marketable securities of companies which deal in real estate, real estate mortgage loans or interests therein.

7. Purchase securities on margin (except that the Portfolio (fund) may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

8. Purchase or sell commodities or commodity contracts, except that the Portfolio (fund) may purchase and sell financial futures contracts and options on financial futures contracts and engage in foreign currency exchange transactions.

The following restrictions are not fundamental policies and may be changed by the Trustees without shareholder approval, in accordance with applicable laws, regulations or regulatory policy. The International Core Equity Fund (International Core Equity Portfolio) may not:

a. Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

b. Purchase the securities of any other investment company except to the extent permitted by the 1940 Act.

c.     Invest more than 15% of its assets in securities which are illiquid.

INTERNATIONAL SMALL CAP FUND AND INTERNATIONAL SMALL CAP PORTFOLIO. As a matter of fundamental policy, International Small Cap Portfolio (International Small Cap Fund) may not:

1. Invest more than 25% of the current value of its total assets in any single industry, provided that this restriction shall not apply to U.S. Government securities or mortgage-backed securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

2. Issue senior securities. For purposes of this restriction, borrowing money in accordance with paragraph 3 below, making loans in accordance with paragraph 8 below, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the fund's investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

3. Borrow money, except in amounts not to exceed 33 1/3% of the value of the Portfolio's (fund's) total assets (including the amount borrowed) taken at market value (i) from banks for temporary or short-term purposes or for the clearance of transactions, (ii) in connection with the redemption of portfolio shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (iv) the Portfolio (fund) may enter into reverse repurchase agreements and forward roll transactions. For purposes of this investment restriction, investments in short sales, futures contracts, options on futures contracts, securities or indices and forward commitments shall not constitute borrowing.

4. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio (fund) may be deemed to be an underwriter under the Securities Act of 1933.

5. Purchase or sell real estate except that the Portfolio (fund) may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the fund as a result of the ownership of securities.

6. Purchase securities on margin (except that the Portfolio (fund) may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

7.     Purchase or sell commodities or commodity contracts, except the Portfolio
(fund) may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the fund's investment policies.

8. Make loans, except that the fund (1) may lend portfolio securities in accordance with the Portfolio's (fund's) investment policies up to 33 1/3% of the fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

9. With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Portfolio's (fund's) total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio (fund).

The following restrictions are not fundamental policies and may be changed by the Trustees without shareholder approval in accordance with applicable laws, regulations or regulatory policy. The International Small Cap Portfolio (Fund) may not:

a. Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

b. Purchase the securities of any other investment company except to the extent permitted by the 1940 Act.

c.     Invest more than 15% of its net assets in securities which are illiquid.

INTERNATIONAL VALUE OPPORTUNITIES FUND. As a matter of fundamental policy, International Value Opportunities Fund may not:

1. Invest more than 25% of the current value of its total assets in any single industry, provided that this restriction shall not apply to U.S. Government securities or mortgage-backed securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

2. Issue senior securities. For purposes of this restriction, borrowing money in accordance with paragraph 3 below, making loans in accordance with paragraph 8 below, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the fund's investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

3. Borrow money, except in amounts not to exceed 33 1/3% of the value of the fund's total assets (including the amount borrowed) taken at market value (i) from banks for temporary or short-term purposes or for the clearance of transactions, (ii) in connection with the redemption of portfolio shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (iv) the fund may enter into reverse repurchase agreements and forward roll transactions. For purposes of this investment restriction, investments in short sales, futures contracts, options on futures contracts, securities or indices and forward commitments shall not constitute borrowing.

4. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the fund may be deemed to be an underwriter under the Securities Act of 1933.

5. Purchase or sell real estate except that the fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the fund as a result of the ownership of securities.

6. Purchase securities on margin (except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

7. Purchase or sell commodities or commodity contracts, except the fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the fund's investment policies.

8. Make loans, except that the fund (1) may lend portfolio securities in accordance with the fund's investment policies up to 33 1/3% of the fund's total assets taken at market value, (2) enter into repurchase agreements, and
(3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

9. With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 5% of the outstanding voting securities of such issuer being held by the fund.

The following restrictions are not fundamental policies and may be changed by the Trustees without shareholder approval in accordance with applicable laws, regulations or regulatory policy. The International Value Opportunities Fund may not:

a. Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

b. Purchase the securities of any other investment company except to the extent permitted by the 1940 Act.

c.     Invest more than 15% of its net assets in securities which are illiquid.


                        * * * * * * * * * * * * * * * *

Notwithstanding any other fundamental or non-fundamental investment restriction or policy, the Large Cap Core, Small Cap Value, Small Cap Growth, Small Cap Tax-Sensitive Equity, International Small Cap, International Core Equity and International Value Opportunities Funds may each invest all of its assets in the securities of a single open-end registered investment company with substantially the same fundamental investment objectives, restrictions and policies as the fund.

If any percentage restriction described above is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of a fund's assets will not constitute a violation of the restriction.

For purposes of each fund's fundamental investment restriction regarding industry concentration, the adviser generally classifies issuers by industry in accordance with classifications set forth in the Director of Companies Filing Annual Reports with the SEC. In the absence of such classification or if the adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, the adviser may classify an issuer according to its own sources. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

                         PORTFOLIO HOLDINGS DISCLOSURE

The Board of Trustees has adopted policies and procedures relating to disclosure of a fund's portfolio securities. These policies and procedures are designed to provide a framework for disclosing information regarding portfolio holdings, portfolio composition or other portfolio characteristics consistent with applicable regulations of the federal securities laws and general principles of fiduciary duty relating to fund shareholders.

Generally, the adviser will make a fund's portfolio information available to the public on a monthly basis with an appropriate delay based upon the nature of the information disclosed. The adviser normally will publish a fund's full portfolio holdings thirty (30) days after the end of each month and fifteen
(15) days after the end of each calendar quarter. Such information shall be made available on the Trust's website (www.melloninstitutionalfunds.com) and may be sent to rating agencies, reporting/news services and financial intermediaries, upon request.

The adviser may provide a fund's full portfolio holdings or other information prior to the date such information is generally made public, provided that certain conditions are met, to certain entities including rating agencies, plan sponsors, prospective separate account clients, consultants and other financial intermediaries. Third parties generally must agree to a limited use of that information which does not conflict with the interests of a fund's shareholders, to use the information only for that authorized purpose, to keep such information confidential, and not to trade on such information. The Trust's chief compliance officer may grant exemptions to this policy. Exemptions may be granted only after consideration of pertinent factors and the interests of shareholders. As of [JANUARY 31, 2005], the adviser has entered into agreements with the following entities:

[TO BE UPDATED]

Except as described above, unless there are legitimate business purposes for selective disclosure and other conditions designed to protect each fund and their shareholders are met, a fund does not provide or permit others to provide information about the fund's portfolio holdings on a selective basis. However, the policy is not intended to prevent the disclosure of any and all portfolio information to a fund's service providers who generally need access to such information in the performance of their contractual duties and responsibilities, such as the adviser, the Trust's custodian, fund accounting agent, principal underwriter, auditors or counsel, and are subject to duties of confidentiality imposed by law and/or contract. Neither the adviser nor any fund receives any compensation or other consideration from these arrangements for the release of the funds' portfolio holdings information.

The Board of Trustees has approved this portfolio holdings disclosure policy and may require the adviser to provide reports on its implementation from time to time or require that the Trust's chief compliance officer monitor compliance with the policy.

In addition, each fund makes its portfolio holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by the federal securities laws, and are generally available within seventy (70) days after the end of a fund's fiscal quarter.

                                   MANAGEMENT
             TRUSTEES AND OFFICERS OF THE TRUST AND PORTFOLIO TRUST

The Board of Trustees has established the investment objective and policies which govern each fund's and each Portfolio's operation. The Board has appointed officers of the Trust and Portfolio Trust who conduct the day-to-day business of each fund. The Board, however, remains responsible for ensuring that each fund is operating consistently according to its objective and policies and requirements of the federal securities laws. The trustees and executive officers of the Trust are listed below. The trustees of the Portfolio Trust are identical to the trustees of the Trust. All executive officers of the Trust and the Portfolio Trust are affiliates of TBCAM or Standish Mellon Asset Management Company LLC ("Standish Mellon") or their affiliates.

                                                                        NUMBER OF
NAME, ADDRESS AND             TERM OF                                  PORTFOLIOS
     (AGE)                  OFFICE AND                                   IN FUND
POSITION WITH THE            LENGTH OF                                   COMPLEX           OTHER
TRUST OR PORTFOLIO            TIME        PRINCIPAL OCCUPATION(S)        OVERSEEN      DIRECTORSHIPS
     TRUST                   SERVED*       DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE
------------------          ----------    ----------------------       -----------    ----------------
                                   DISINTERESTED TRUSTEES

Samuel C. Fleming           Since 1986    Chairman of the Board           30               None
(64), Trustee                              and Chief Executive
c/o Decision                                    Officer,
Resources, Inc.                           Decision Resources, Inc
260 Charles Street
Waltham, MA  02453

Benjamin M.                 Since 1989     William Joseph Maier,          30               None
Friedman (60),                            Professor of Political
Trustee                                          Economy,
c/o Harvard                                Harvard University
University
Cambridge, MA
02138

John H. Hewitt (69),        Since 1986    Trustee, Mertens House,         30               None
Trustee                                     Inc. (hospice)
P.O. Box 2333
New London, NH
03257

Caleb Loring III (61),      Since 1986     Trustee, Essex Street          30               None
Trustee                                      Associates (family
c/o Essex Street                          investment trust office)
Associates
P.O. Box 181
Beverly, MA  01915

                              INTERESTED TRUSTEES

**Patrick J. Sheppard       Since 2003    Senior Vice President and       30               None
(39) Trustee, President                     Chief Operating Officer,
and Chief Executive                       Mellon Institutional Asset
Officer                                      Management; formerly
Mellon Institutional                       Vice President and Chief
Asset Management                          Financial Officer, Mellon
One Boston Place                             Institutional Asset
Boston, MA  02108                                Management

               INTERESTED PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Barbara A. McCann           Secretary     Senior Vice President and       30               None
(43) Vice President         since 2003       Head of Operations,
and Secretary                             Mellon Institutional Asset
Mellon Institutional                         Management, formerly
Asset Management                             First Vice President,
One Boston Place                          Mellon Institutional Asset
Boston, MA  02108                            Management and Mellon
                                             Global Investments

Steven M. Anderson             Vice       Vice President and Mutual       30               None
(39) Vice President          President    Funds Controller, Standish
and Treasurer               since 1999;         Mellon Asset
Mellon Institutional         Treasurer       Management; formerly
Asset Management            since 2002     Assistant Vice President
One Boston Place                              and Mutual Funds
Boston, MA  02108                            Controller, Standish
                                                Mellon Asset
                                                  Management

Denise B. Kneeland          Since 1996      Vice President and            30               None
(53) Assistant Vice                       Manager, Mutual Funds
President                                 Operations, Standish
Mellon Institutional                          Mellon Asset
Asset Management                               Management
One Boston Place
Boston, MA  02108

Cara E. Hultgren (34)       Since 2001    Assistant Vice President        30               None
Assistant Vice                            and Manager, Shareholder
President                                     Services, Mellon
Mellon Institutional                         Institutional Asset
Asset Management                            Management; formerly
One Boston Place                                Shareholder
Boston, MA  02108                         Representative, Standish
                                              Mellon Asset
                                             Management Company
                                                    LLC

Jan F. Jumet (38)           Since 2004    Senior Vice President and       30               None
Chief Compliance                          Chief Compliance Officer
Officer                                   for Standish Mellon Asset
Standish Mellon Asset                        Management Company
Management                                LLC; formerly Director of
Company LLC,                                   Compliance and
One Boston Place                           Administration and Chief
Boston, MA  02108                         Administration Officer for
                                            Standish Mellon Asset
                                             Management Company
                                             LLC and Senior Vice
                                             President and Chief
                                          Administration Officer for
                                            Mellon Bond Associates,
                                             LLP and First Vice
                                          President and Senior Sales
                                            Associate for Mellon
                                            Institutional Asset
                                                 Management

* Each Trustee serves for an indefinite term, until his successor is elected. Each Officer is elected annually.

** Mr. Sheppard is an "interested Trustee," as defined in the 1940 Act due to his position as Senior Vice President and Chief Operating Officer of Mellon Institutional Asset Management, which is wholly-owned subsidiary of Mellon Financial Corporation, the parent company to TBCAM.

The Trust and the Portfolio Trust each have two standing committees of the Board - an Audit Committee and a Nominating Committee. Messrs. Fleming, Friedman, Loring and Hewitt, each a Disinterested Trustee, serve on the Audit Committee and the Nominating Committee. The functions of the Audit Committee include recommending independent auditors to the Board, monitoring the independent auditors' performance, reviewing the results of audits and responding to certain other matters deemed appropriate by the Trustees. The Nominating Committee is responsible for the selection and nomination of candidates to serve as Trustees who are not "interested persons" of the Trust or the Portfolio Trust (the "Disinterested Trustees"). The Board of Trustees does not currently consider candidates proposed for nomination by the shareholders for election as Trustees.

During the most recently completed fiscal year for the Trust and the Portfolio Trust, the Trust's Board of Trustees held [x] meetings and the Portfolio Trust's Board of Trustees held [x] meetings. The Audit Committee held [x] meetings and the Nominating Committee held [x] meetings.

Set Forth below is the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004:

[To be updated]

                                                                       AGGREGATE DOLLAR RANGE OF
                                                                       EQUITY SECURITIES IN ALL
                                                                         REGISTERED INVESTMENT
                                                                         COMPANIES OVERSEEN BY
                                         DOLLAR RANGE OF EQUITY          TRUSTEE IN THE MELLON
                                       SECURITIES IN THE TRUST OR      INSTITUTIONAL FUNDS FAMILY
NAME OF TRUSTEE                             PORTFOLIO TRUST                     OF FUNDS

                              DISINTERESTED TRUSTEES

Samuel C. Fleming                      [$50,001 to $100,000]           [$50,001 to $100,000]
Benjamin M. Friedman                      [over $100,000]                 [over $100,000]
John H. Hewitt                            [over $100,000]                 [over $100,000]
Caleb Loring, III                      [$10,001 to $50,000]            [$10,001 to $50,000]

                              INTERESTED TRUSTEES

Patrick J. Sheppard                    [None]                          [None]

COMPENSATION OF TRUSTEES AND OFFICERS

Neither the Trust nor the Portfolio Trust pays compensation to the Trustees of the Trust or the Portfolio Trust that are affiliated with TBCAM or Standish Mellon or to the Trust's and Portfolio Trust's officers. [None of the Trustees or officers have engaged in any financial transactions (other than the purchase or redemption of the fund's shares) with the Trust or the Portfolio Trust during the calendar year ended December 31, 2004, except that certain Trustees and officers who are directors and officers of TBCAM or Standish Mellon ("Mellon"), may from time to time, purchase additional shares of common stock of Mellon Financial Corporation, the publicly traded indirect parent company of TBCAM and Standish Mellon.]

The following table sets forth all compensation paid to the Trust's and the Portfolio Trust's trustees as of each fund's calendar year ended December 31, 2004:

                   AGGREGATE COMPENSATION FROM THE FUNDS NAME OF TRUSTEE
                                                                                                              TOTAL
                                                                                      INTERNA   PENSION OR  COMPENSA-
                                                  SMALL                               TIONAL    RETIREMENT  TION FROM
            LARGE   SMALL                          CAP        INTERNA-    INTERNA-     VALUE     BENEFITS   FUNDS AND
             CAP     CAP    SMALL     SMALL        TAX-        TIONAL      TIONAL     OPPORT    ACCRUED AS  PORTFOLIO
            CORE    VALUE    CAP       CAP      SENSITIVE       CORE       SMALL      UNITIES    PART OF     & OTHER
NAME OF     FUND    FUND    GROWTH    EQUITY      EQUITY       EQUITY       CAP       FUND**      FUNDS'     FUNDS IN
TRUSTEE      **      **     FUND**     FUND        FUND        FUND**      FUND**       **       EXPENSE     COMPLEX*
Samuel C.
Fleming     $[ ]    $[ ]     $[ ]      $[ ]        $[ ]        $[ ]        $[ ]         N/A         0          $[ ]

Benjamin
M.
Friedman    $[ ]    $[ ]     $[ ]      $[ ]        $[ ]        $[ ]        $[ ]         N/A         0          $[ ]
John H.
Hewitt      $[ ]    $[ ]     $[ ]      $[ ]        $[ ]        $[ ]        $[ ]         N/A         0          $[ ]
Caleb
Loring, III $[ ]    $[ ]     $[ ]      $[ ]        $[ ]        $[ ]        $[ ]         N/A         0          $[ ]
Patrick J.
Sheppard***   0       0        0         0           0           0           0          N/A         0            0

* As of the date of this Statement of Additional Information there were 30 funds in the fund complex.

** The fund bears its pro rata allocation of trustees' fees paid by its corresponding Portfolio to the trustees of the Portfolio Trust.

*** Mr. Sheppard is similarly compensated by the Funds.

**** International Value Opportunities Fund commenced operations on November 15, 2004.

              MATERIAL RELATIONSHIPS OF THE DISINTERESTED TRUSTEES

For the purposes of the statements below: the immediate family members of any person are their spouse, children in the person's household (including step and adoptive children) and any dependent of the person; an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person; a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which TBCAM or any of its affiliates, such as Standish Mellon, acts as investment adviser. For example, the related funds include all of the funds for which a subsidiary of Mellon serves as an investment adviser.

[As of December 31, 2004, none of the Disinterested Trustees, nor any of the members of their immediate family, beneficially own any securities issued by TBCAM or Standish Mellon or any other entity in a control relationship to TBCAM or Standish Mellon. During the calendar years of 2003 and 2004, none of the Disinterested Trustees, nor any member of their immediate family, had any direct or indirect interest (the value of which exceeds $60,000), whether by contract, arrangement or otherwise, in Standish Mellon or any other entity in a control relationship to Standish Mellon. During the calendar years 2003 and 2004, none of the Disinterested Trustees, nor any member of their immediate family, has had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $60,000 and to which any of the following were a party (each, a "fund-related party"): (i) the funds, (ii) an officer of any of the funds, (iii) a related fund, (iv) an officer of any related fund, (v) TBCAM or Standish Mellon; (vi) any affiliate of TBCAM and Standish Mellon; or (vii) an officer of any such affiliate.]

[During the calendar years 2003 and 2004, none of the Disinterested Trustees, nor any members of their immediate family, had any relationship (the value of which exceeds $60,000) with any fund-related party, including, but not limited to, relationships arising out of (i) the payments for property and services,
(ii) the provisions of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate), or
(iv) the provision of consulting service.]

[None of the Trust's or Portfolio Trust's Trustees or officers has any arrangement with any other person pursuant to which the Trustee or officer serve in that capacity. During the calendar years 2003 and 2004, none of the Disinterested Trustees, nor any member of their immediate family, had any position, including as an officer, employee, director or partner, with any of:
(i) the Trust or Portfolio Trust, (ii) an officer of the Trust or Portfolio Trust, (iii) a related fund, (iv)

an officer of any related fund, (v) TBCAM or Standish Mellon, or (vi) any other entity in a control relationship to the Trust or Portfolio Trust.]

CERTAIN SHAREHOLDERS

At [January 15, 2005], the Trustees and officers of the Trust as a group beneficially owned (i.e., had voting and/or investment power) less than 1% of the then outstanding shares of each fund. Also at that date, no person beneficially owned 5% or more of the then outstanding shares of any fund except:

LARGE CAP CORE FUND

                                       Percentage of
Name and Address                       Outstanding Shares*
----------------------------------------------------------
[TO BE UPDATED]

SMALL CAP VALUE FUND

                                       Percentage of
Name and Address                       Outstanding Shares*
----------------------------------------------------------
[TO BE UPDATED]

SMALL CAP EQUITY FUND

                                       Percentage of
Name and Address                       Outstanding Shares*

----------------------------------------------------------
[TO BE UPDATED]

SMALL CAP TAX-SENSITIVE EQUITY FUND

                                       Percentage of
Name and Address                       Outstanding Shares*

----------------------------------------------------------
[TO BE UPDATED]

INTERNATIONAL CORE EQUITY FUND

                                       Percentage of
Name and Address                       Outstanding Shares*
----------------------------------------------------------
[TO BE UPDATED]

INTERNATIONAL SMALL CAP FUND

Name and Address                       Percentage of

                                       Outstanding Shares*
----------------------------------------------------------
[TO BE UPDATED]

SMALL CAP GROWTH FUND

                                       Percentage of
Name and Address                       Outstanding Shares*

----------------------------------------------------------
                              Institutional Class
                              -------------------

[TO BE UPDATED]

                                 Service Class
                                 -------------

[TO BE UPDATED]

INTERNATIONAL VALUE OPPORTUNITIES FUND
                                       Percentage of
Name and Address                       Outstanding Shares*
----------------------------------------------------------
[TO BE UPDATED]

*Because the shareholder beneficially owned more than 25% of the then outstanding shares of the indicated Fund, the shareholder was considered to control such Fund. As a controlling person, the shareholder may be able to determine whether a proposal submitted to the shareholders of such fund will be approved or disapproved.

INVESTMENT ADVISER

Effective July 1, 2003, TBCAM replaced Standish Mellon as investment adviser to the Large Cap Core Portfolio, Small Cap Value Portfolio, Small Cap Growth Portfolio, Small Cap Equity Fund, Small Cap Tax-Sensitive Equity Fund, International Core Equity Portfolio and International Small Cap Portfolio by assuming all of Standish Mellon's responsibilities and rights under the investment advisory agreement between the funds, the portfolios and Standish Mellon. The services provided to the funds and the portfolios pursuant to the investment advisory agreement after July 1, 2003 are the same as the services previously provided by Standish Mellon to the funds and the portfolios. Pursuant to an agreement between TBCAM and Standish Mellon, TBCAM has engaged Standish Mellon to continue to provide, but on TBCAM's behalf, certain administrative, compliance and shareholder service functions previously provided by Standish Mellon directly. TBCAM has acted as investment adviser to International Value Opportunities Fund since the fund commenced operations on November 15, 2004.

TBCAM is registered as an investment adviser under the Investment Advisers Act of 1940. TBCAM is a wholly owned indirect subsidiary of Boston Safe Deposit and Trust Company, a trust company, located at

Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108. Boston Safe Deposit and Trust Company is a wholly owned subsidiary of Mellon Financial Corporation ("Mellon").

TBCAM Holdings, also located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108, is the manager of TBCAM. The following constitute the members of the Board of Directors of TBCAM Holdings: [William Adam; Frank Antin; Stephen Canter; Corey Griffin; Peter Higgins; Edward Ladd; John Nagorniak; Ron O'Hanley; and Patrick Sheppard.]

Mellon is a global financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended.

Mellon is one of the world's leading providers of asset management, trust, custody and benefits consulting services and offers a comprehensive array of banking services for individuals and corporations. Mellon is among the twenty largest bank holding companies in the United States based on total assets.

Subject to the supervision and direction of the Trustees of the Trust and the Portfolio Trust, the adviser recommends investment decisions, places orders to purchase and sell securities and permits the Portfolios' and the funds to use the name "The Boston Company." In addition to those services, the adviser provides Small Cap Fund and Small Cap Tax-Sensitive Fund (but not the Portfolios) with office space for managing their affairs, with the services of required executive personnel, and with certain clerical services and facilities. Under the investment advisory agreements, the adviser is paid a fee for its services based upon a percentage of the fund's or the applicable Portfolio's average daily net asset value computed as set forth below. The advisory fees are payable monthly.

                         CONTRACTUAL ADVISORY FEE RATE
                         -----------------------------
               FUND (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
               --------------------------------------------------
Large Cap Core Portfolio                         0.50%
Small Cap Value Portfolio                        0.80%
Small Cap Growth Portfolio                       0.80%
Small Cap Equity Fund                            0.60%
Small Cap Tax-Sensitive Equity Fund              0.80%
International Core Equity Portfolio              0.80%
International Small Cap Portfolio                1.00%
International Value Opportunities Fund           0.75%

During the last fiscal year ended September 30, 2004 and the previous two fiscal years ended September 30, 2003 and 2002, the funds and the Portfolios paid advisory fees in the following amounts:

FUND                                    2002          2003           2004
----                                    ----          ----           ----
Large Cap Core Fund                     N/A           N/A            $[ ]
Large Cap Core Portfolio                $401,992 (1)  $244,741 (1)   $[ ] (1)
Small Cap Value Fund                    $199,668 (2)  $73,094 (2)    $[ ] (2)
Small Cap Value Portfolio               N/A           $219,677 (3)   $[ ] (3)
Small Cap Growth Fund                   N/A           N/A            $[ ]
Small Cap Growth Portfolio              $218,680 (4)  $135,614 (4)   $[ ] (4)
Small Cap Equity Fund                   $0 (5)        $0 (5)         $[ ] (5)

Small Cap Tax-Sensitive Equity Fund     $687,580 (6)  $673,364 (6)   $[ ]
International Core Equity Fund          $234,374 (7)  $87,328 (7)    $[ ]
International Core Equity Portfolio     N/A           $339,781 (8)   $[ ]
International Small Cap Fund            $120,764 (9)  $75,597 (9)    $[ ] (9)
International Small Cap Portfolio       N/A           $398,744 (10)  $[ ] (10)
International Value Opportunities Fund  N/A           N/A            N/A

(1) For the fiscal years ended September 30, 2002, 2003 and 2004, the adviser voluntarily agreed not to impose a portion of its fees in the amount of $17,610, $31,696 [and $[ ]], respectively.

(2) For the periods ended September 30, 2002, 2003 and 2004, the adviser voluntarily agreed not to impose all or a portion of its advisory fee in the amount of $86,583, $25,949, [and $[ ]], respectively.

(3) For the period ended September 30, 2003 [and 2004], the adviser voluntarily agreed not to impose a portion of its advisory fee in the amount of $966 [and $[ ]].

(4) For the fiscal years ended September 30, 2002, 2003 [and 2004], the adviser voluntarily agreed not to impose a portion of its fees in the amount of $61,643, $73,890 [and $[ ]], respectively.

(5) For the fiscal years ended September 30, 2002, 2003 [and 2004], the adviser voluntarily agreed not to impose all or a portion of its advisory fee in the amounts of $122,470, $117,157 [and $[ ]], respectively.

(6) For the fiscal years ended September 30, 2002, 2003 [and 2004], the adviser voluntarily agreed not to impose a portion of its fees in the amount of $74,271, $64,845 [and $[ ]], respectively.

(7) For the periods ended September 30, 2002, 2003 and 2004, the adviser voluntarily agreed not to impose a portion of its fees in the amount of $169,959, $53,940 [and $[ ]], respectively.

(8) For the period ended September 30, 2003 [and 2004], the adviser voluntarily agreed not to impose a portion of its advisory fee in the amount of $13,134 [and $[ ]].

(9) For the periods ended September 30, 2002, 2003 [and 2004], the adviser voluntarily agreed not to impose all or a portion of its advisory fee in the amount of $163,030, $46,229 [and $[ ]], respectively.

(10) For the period ended September 30, 2003 [and 2004], the adviser voluntarily agreed not to impose a portion of its advisory fee in the amount of $12,763 [and $[ ]].

The adviser has voluntarily and temporarily agreed to limit total expense ratios (excluding brokerage commissions, taxes and extraordinary expenses) of Large Cap Core Fund, Small Cap Equity Fund, Small Cap Growth Fund, Small Cap Value Fund, Small Cap Tax-Sensitive Equity Fund, International Core Equity Fund, International Small Cap Fund and International Value Opportunities Fund to 0.90%, 1.00%, 1.20%, 1.25%, 1.10%, 1.25%, 1.50% and 0.90%, respectively, of the applicable fund's average daily net assets.

TBCAM may revise or discontinue these agreements at any time although it has no current intention to do so. If an expense limitation is exceeded, the compensation due to the adviser shall be proportionately reduced by the amount of such excess by reduction or refund thereof, subject to readjustment during the period during which such limit is in place.

Pursuant to the investment advisory agreements, each Portfolio, Small Cap Equity Fund, Small Cap Tax-Sensitive Equity Fund and International Value Opportunities Fund each bear expenses of their operations other than those incurred by the adviser pursuant to the investment advisory agreement. Among other expenses, the Portfolios, Small Cap Equity Fund, Small Cap Tax-Sensitive Equity Fund and International Value Opportunities Fund will each pay share pricing and shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees and expenses; expenses of prospectuses, statements of additional information and shareholder reports; registration and reporting fees and expenses; and Trustees' fees and expenses.

The term of the investment advisory agreements for each Portfolio, Small Cap Equity Fund and Small Cap Tax-Sensitive Equity Fund end on October 31, 2005. The initial term of the investment advisory agreement for International Value Opportunities Fund ends on June 15, 2006. Unless terminated as provided below, the investment advisory agreements continue in full force and effect from year to year after their initial terms but only so long as each such continuance is approved annually (i) by either the Trustees of the Trust or the Portfolio Trust (as applicable) or by the "vote of a majority of the outstanding voting securities" of the Small Cap Equity Fund, Small Cap Tax-Sensitive Equity Fund or International Value Opportunities Fund or the applicable Portfolio, and, in either event (ii) by vote of a majority of the Trustees of the Trust or the Portfolio Trust (as applicable) who are not parties to the investment advisory agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each investment advisory agreement may be terminated at any time without the payment of any penalty by vote of the Trustees of the Trust or the Portfolio Trust or by the "vote of a majority of the outstanding voting securities" of the Small Cap Equity Fund, Small Cap Tax-Sensitive Equity Fund or International Value Opportunities Fund or the applicable Portfolio or by the adviser, on sixty days' written notice to the other parties. The investment advisory agreements terminate in the event of their assignment as defined in the 1940 Act.

In an attempt to avoid any potential conflict with portfolio transactions for the Small Cap Equity Fund, Small Cap Tax-Sensitive Equity Fund, International Value Opportunities Fund and the Portfolios, the adviser, the Principal Underwriter, the Trust and the Portfolio Trust have each adopted codes of ethics containing extensive restrictions on personal securities trading by personnel of the adviser and its affiliates. These restrictions include: pre-clearance of all personal securities transactions and a prohibition of purchasing initial public offerings of securities. Subject to the requirements of the codes of ethics, personnel of the advisor and its affiliates may invest in securities, including securities that may be purchased or held by the funds and the Portfolios. The restrictions contained in the codes of ethics are a continuation of the basic principle that the interests of the Small Cap Equity Fund, Small Cap Tax-Sensitive Equity Fund and International Value Opportunities Fund and their shareholders, and the Portfolios and their investors, come before those of the adviser and its employees.

FACTORS CONSIDERED BY THE DISINTERESTED TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT.

The 1940 Act requires that the investment advisory agreements between the adviser and the Trust and Portfolio Trust, on behalf of each fund or Portfolio, be approved annually both by the respective Boards of Trustees and also by a majority of the Disinterested Trustees voting separately. At a meeting held on October [ ], 2004, each Board of Trustees, including all of the Disinterested Trustees voting separately in person, determined that the terms of each investment advisory agreement then in effect are fair and reasonable and that each agreement is in the best interest of the respective funds and Portfolios.

[In evaluating each investment advisory agreement, the Trustees reviewed materials furnished by the adviser, including information about their respective affiliates, personnel, operations and financial condition. The Trustees also discussed with representatives of the adviser the fund's and Portfolio's operations and the adviser's ability to provide advisory and other services to the funds and the Portfolios. The Trustees also reviewed, among other things:

- the scope and nature of the advisory and administrative services provided by the adviser and its affiliates;

- the fee charged by the adviser for investment advisory services as well as other compensation or benefits, including "soft dollar" benefits, received by the adviser and its affiliates;

- the investment performance, fees and total expenses of the Funds and the Portfolios and of the investment companies with similar objectives and strategies managed by other investment advisers as well as the investment performance of unmanaged securities indices;

- the profitability to the adviser of managing the Funds and the Portfolios.

- sales and redemption activity of the Funds and Portfolios;

- the experience of the investment advisory personnel providing services to the Funds and the Portfolios; and

- the adviser's brokerage practices with respect to the Funds' and Portfolios' portfolio transactions;

The Trustees considered the following as relevant to their determination: (1) the favorable history, reputation, qualification and background of the adviser and Mellon as well as the qualifications of their respective personnel; (2) reasonableness of the fee and expense ratios of the Funds and Portfolios relative to the quality of services expected to be provided and their comparability to the fee and expense ratios of similar investment companies;
(3) the strategic plan offered by Mellon for the support and growth of its asset management subsidiaries, and the adviser's place within that plan and (4) other factors that the Trustees deemed relevant. The Trustees deemed each of these factors to be relevant to their consideration of each investment advisory agreement.]

At a meeting held on April 28, 2004, the Board of Trustees, including all of the Disinterested Trustees voting separately in person, approved the investment advisory agreement for International Value Opportunities Fund. In evaluating the terms of the advisory agreement, the Trustees reviewed materials provided by the adviser, including an overview of the adviser, the anticipated portfolio management team and marketing strategies for the fund. The Trustees evaluated the performance of a composite of accounts managed by the adviser with a substantially similar investment objective and strategies as the International Value Opportunities Fund, and reviewed such composite's track record, current portfolio composition and management team. The Trustees also considered the proposed advisory fee and expense ratio for the International Value Opportunities Fund, noting that the adviser had voluntarily agreed to cap the overall annual expense ratio for the International Value Opportunities Fund at 0.90%, and compared such fees and expenses to other similar funds and corresponding separate account products managed by the adviser. The Trustees also discussed the different fee structure for the fund compared to the separate accounts offered by the adviser. The Trustees were informed that the institutional clients with whom the adviser had discussed the concept of such a fund product had been informed of the proposed fee and expense ratio and confirmed their interest in utilizing such a fund after these fee discussions. The Trustees determined, based on a review of all of the materials and the factors discussed above, that the overall terms of the investment advisory agreement for International Value Opportunities Fund are fair and reasonable and that the agreement is in the best interest of the fund.

ADMINISTRATOR

Mellon Bank, N.A. ("Mellon Bank"), with its principal place of business at One Mellon Center, Pittsburgh, Pennsylvania 15258, provides administration and accounting services to the funds and the Portfolios. Mellon Bank is a wholly-owned subsidiary of Mellon.

Pursuant to agreements between Mellon Bank and each of the Trust and Portfolio Trust, Mellon Bank provides the funds and the Portfolios with administration services which include financial reporting, registered investment company compliance, and Board and tax reporting, and Mellon Bank is responsible for supervising the provision of transfer agent services to each fund by Dreyfus Transfer, Inc. ("DTI") and serves as liaison between the Trust and Portfolio Trust and their other services providers as agreed upon from time to time by the Trust and Portfolio Trust and Mellon Bank. For these services, Mellon Bank receives a fee of $15,000 per year per fund and an additional fee of $3,000 per year for each additional class of shares for each fund.

Mellon Bank also provides accounting services to the funds and Portfolios, including valuation services, maintenance of certain books and records and preparation of various accounting reports and statements. For these services, Mellon Bank receives a fee of $30,000 per year per fund which invests primarily in U.S. securities, $45,000 per year per fund which invests primarily in foreign securities, $18,000 per year per fund with less than $25 million assets, and an additional fee of $3,000 per year for each additional class of shares for each fund.

TRANSFER AGENT

Dreyfus Transfer, Inc. ("DTI") serves as the transfer agent for the funds. DTI is a wholly owned indirect subsidiary of Mellon.

Pursuant to agreements between DTI and the Trust, DTI provides the funds with transfer agency services which include maintaining shareholder records, processing shareholder transactions and fund dividend activity and preparing and mailing shareholder reports and confirmations. For these services, DTI receives a fee of $6,000 per year per fund and an additional fee of $6,000 per year for each additional class of shares for each fund. DTI also receives an additional fee of $19.06 per open shareholder account in a daily dividend fund and $12.84 per open shareholder account in a quarterly/annual dividend fund and a custodial fee of $10.00 per IRA/Keough account (subject to a $25.00 maximum per participant).

DISTRIBUTOR OF THE TRUST

Mellon Funds Distributor, L.P., an affiliate of the adviser, serves as the Trust's exclusive principal underwriter and makes itself available to receive purchase orders for the funds' shares. In that capacity, Mellon Funds Distributor has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of the funds' shares in accordance with the terms of the Underwriting Agreement between the Trust and Mellon Funds Distributor. Pursuant to the Underwriting Agreement, Mellon Funds Distributor has agreed to use its best efforts to obtain orders for the continuous offering of the funds' shares. Mellon Funds Distributor receives no commissions or other compensation for its services, and has not received any such amounts in any prior year. The Underwriting Agreement shall continue in effect with respect to each fund until two years after its execution and for successive periods of one year thereafter only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the fund's outstanding shares or by the Trustees of the Trust or (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940
Act) of the parties to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement will terminate automatically if assigned by either party thereto and is terminable with respect to a fund at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a majority of the applicable fund's outstanding shares, in any case without payment of any penalty on not more than 60 days' written notice to the other party. The offices of Mellon Funds Distributor are located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108.

CUSTODIAN

Mellon Bank serves as the custodian of the assets of the Trust.

                                 CODE OF ETHICS

CODE OF ETHICS. The Board of Trustees has approved a code of ethics under Rule 17j-1 under the 1940 Act which is applicable to officers, trustees/directors and designated employees of the funds, and has also approved a code of ethics under Rule 17j-1 which is applicable to the officers, trustees/directors and designated employees of the adviser, the principal underwriter and certain affiliates. The codes of ethics establishes procedures for personal investing and restricts certain transactions. Employees, trustees/directors and officers subject to these codes of ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the funds, and is designed to prescribe means reasonably necessary to prevent conflicts of interest from arising in connection with personal securities transactions. The codes are on public file with and available from the SEC.

                  SUMMARY OF PROXY VOTING POLICY AND PROCEDURES

The Boards of Trustees of each of the Trust and Portfolio Trust have adopted proxy voting policies and procedures (the "Fund's Proxy Voting Policies") which delegate to the adviser the authority to vote proxies of companies held in a fund's or Portfolio's portfolio. The adviser, through its participation on the Mellon Proxy Policy Committee (the "MPPC"), applies Mellon's Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the funds or the Portfolios.

The adviser recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser's duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients' interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders.

All proxies received by the funds or Portfolios are reviewed, categorized, analyzed and voted in accordance with detailed, pre-determined written proxy voting guidelines (the "Mellon Voting Guidelines") which have been developed by the MPPC based on internal and external research and recommendations provided by Institutional Shareholder Services, an independent proxy voting agent ("ISS"). ISS has been engaged as proxy voting agent to review each proxy received by a fund or Portfolio and apply the Mellon Voting Guidelines to determine how the proxy should be voted. Items that can be categorized by ISS under the Mellon Voting Guidelines are voted by ISS in accordance with the Mellon Voting Guidelines or referred to the MPPC, if the guidelines so require. Proposals that cannot be categorized under the Mellon Voting Guidelines are referred to the MPPC for discussion and vote, which the MPPC does without consideration of any client relationship factors. Additionally, the MPPC reviews proposals where it has identified a particular company, industry or issue for special scrutiny. The Mellon Voting Guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in Mellon's or the adviser's policies on specific issues.

With regard to voting proxies of foreign companies, the adviser weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, the MPPC seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

When evaluating proposals, the MPPC recognizes that the management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the MPPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The MPPC believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the MPPC generally opposes proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. Accordingly, the MPPC generally votes in accordance with management on issues that the MPPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

On questions of social responsibility where economic performance does not appear to be an issue, the MPPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The MPPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

In evaluating proposals regarding incentive plans and restricted stock plans, the MPPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the MPPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The MPPC generally votes against proposals that permit or are silent on the repricing or replacement of stock options without shareholder approval.

The adviser seeks to avoid material conflicts of interest by participating in the MPPC, which applies the Mellon Proxy Voting Guidelines in an objective and consistent manner across all client accounts, including the funds and Portfolios, through ISS as proxy voting agent. In situations where the adviser or the MPPC believes there may be an actual or potential material conflict of interest in voting a proxy on behalf of a fund or Portfolio, MPPC will engage ISS pursuant to a separate agreement to act as an independent fiduciary to vote the proxy in a manner which ISS determines, in its sole discretion, is in the best interests of the affected fund or Portfolio. In situations where the adviser or its affiliates have discretion over the assets of an advisory client which are invested in a Mellon Institutional Fund, the MPPC has engaged ISS as independent fiduciary to vote proxies issued by the fund on behalf of such clients.

The Fund's Proxy Voting Policies requires the adviser to submit to the Boards promptly in writing any material changes to the adviser's proxy voting policies and procedures. The Boards must approve any such material changes within six months of the submission. The Fund's Proxy Voting Policies also require the adviser to submit quarterly and annual reports to the Boards describing, among other things, any material issues arising under these proxy voting policies and procedures and any exceptions from the adviser's proxy voting policies and procedures.

                       PURCHASE AND REDEMPTION OF SHARES

Additional information on purchase and redemption of shares is included in the prospectus.

In addition to Mellon Funds Distributor and other agents of the Trust, each fund has authorized one or more brokers and dealers and other financial intermediaries ("Third Party Agents") to accept on its behalf orders for the purchase and redemption of fund shares pursuant to written agreements with each such Third Party Agent. Under certain conditions, such Third Party Agents may designate other intermediaries to accept orders for the purchase and redemption of fund shares. Such purchase and redemption orders are considered to have been received by a fund when accepted by the Third Party Agent or, if applicable, the Third Party Agent's designee. Such purchase and redemption orders will receive the appropriate fund's net asset value per share next computed (subject to the imposition of a redemption fee, if applicable) after the purchase or redemption order is accepted by the authorized Third Party Agent, or, if applicable, the Third Party Agent's designee. All Third Party Agents are required to process and transmit orders to Mellon Funds Distributor or the Trust in accordance with all applicable laws. Shares of the funds purchased through Third Party Agents may be subject to transaction fees on purchases or redemptions, no part of which will be received by any of the funds, Mellon Funds Distributor or TBCAM.

The Trust may suspend the right to redeem fund shares or postpone the date of payment upon redemption for more than seven days (i) for any period during which the New York Stock Exchange is closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by a fund of securities owned by it or determination by a fund of the value of its net assets is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of shareholders of the funds.

The Trust intends to pay redemption proceeds in cash for all fund shares redeemed but, under certain conditions, the Trust may make payment wholly or partly in fund portfolio securities. Portfolio securities paid upon redemption of fund shares will be valued at their then current market value. The Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act which limits the fund's obligation to make cash redemption payments to any shareholder during any 90-day period to the lesser of $250,000 or 1% of the fund's net asset value at the beginning of such period. An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash.

                             PORTFOLIO TRANSACTIONS

The adviser is responsible for placing each Portfolio's and fund's portfolio transactions and will do so in a manner deemed fair and reasonable to the Portfolios and the funds, and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. In selecting broker-dealers and in negotiating commissions, the adviser will consider the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. In addition, if the adviser determines in good faith that the amount of commissions charged by a broker is reasonable in relation to the value of the brokerage and research services provided by such broker, the Portfolios and the funds may pay commissions to such broker in an amount greater than the amount another firm may charge. Research services may include
(i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (ii) furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends, portfolio strategy, access to research analysts, corporate management personnel, industry experts and economists, comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analysis, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist the adviser in carrying out its responsibilities and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research services furnished by firms through which the Small Cap Fund and the Portfolios effect their securities transactions may be used by the adviser in servicing other accounts; not all of these services may be used by the adviser in connection with the fund or the Portfolio generating the soft dollar credits. The investment advisory fee paid by the funds and the Portfolios under the investment advisory agreements will not be reduced as a result of the adviser's receipt of research services.

The adviser also places portfolio transactions for other advisory accounts. The adviser will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for a fund or a Portfolio and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the fund or a Portfolio. In making such allocations, the main factors considered by the adviser will be the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment.

                             BROKERAGE COMMISSIONS
                                [TO BE UPDATED]
                  AGGREGATE BROKERAGE COMMISSIONS PAID BY THE
              FUNDS FOR PORTFOLIO TRANSACTION FOR THE FISCAL YEARS
                              ENDED SEPTEMBER 30,

FUND/PORTFOLIO                            2002               2003                   2004
--------------                            ----               ----                   ----
Large Cap Core Fund (1)                   N/A                 N/A                   $[ ]
Large Cap Core Portfolio(2)            $233,830 (3)      $156,307 (3)               $[ ]
Small Cap Value Fund(1)(2)             $270,068 (3)      $  111,012                 $[ ]
Small Cap Value Portfolio(2)              N/A            $  276,687                 $[ ]
Small Cap Growth Fund(1)                  N/A                 N/A                   $[ ]
Small Cap Growth Portfolio(2)          $330,782(3)       $  364,271                 $[ ]
Small Cap Equity Fund(2)               $215,289(3)       $  290,764                 $[ ]
Small Cap Equity Portfolio(2)             N/A                 N/A                   $[ ]
Small Cap Tax-Sensitive Equity Fund    $913,824(3)       $1,239,367(3)              $[ ]
International Core Equity Fund(1) (2)  $ 188,011         $  26,049                  $[ ]
International Core Equity Portfolio(2)    N/A            $ 121,148                  $[ ]
International Small Cap Fund(1)(2)     $ 78,029(4)       $  19,879                  $[ ]
International Small Cap Portfolio(2)      N/A            $121,162(4)                $[ ]
International Value Opportunities Fund    N/A                 N/A                   $[ ]

(1) The fund is a feeder fund in the master-feeder structure and does not directly pay brokerage commissions but bears its pro rata share of brokerage commissions paid by its corresponding Portfolio.
(2) The Small Cap Value Fund, International Core Equity Fund and International Small Cap Fund's converted to the master-feeder structure after January 28, 2003.
(3) The differences in brokerage commissions paid by the Funds and the Portfolios each year is attributable to changes in the net assets in the respective Fund or Portfolio over those years.
(4) At September 30, 2004, the following funds or portfolios held securities of their regular broker-dealers:

LARGE CAP CORE PORTFOLIO:     SHARES
[To be updated]

SMALL CAP VALUE PORTFOLIO
[To be updated]

SMALL CAP GROWTH PORTFOLIO
[To be updated]

SMALL CAP EQUITY FUND
[To be updated]

SMALL CAP TAX-SENSITIVE EQUITY FUND
[To be updated]

INTERNATIONAL CORE EQUITY PORTFOLIO
[To be updated]

                        DETERMINATION OF NET ASSET VALUE

Each fund's net asset value is calculated each day on which the NYSE is open (a "Business Day"). Currently, the NYSE is not open on weekends, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value of each fund's shares is determined as of the close of regular trading on the NYSE (generally 4:00 p.m., New York City time). If the NYSE closes early, the calculation of net asset value will be accelerated to that time. Net Asset Value is computed by dividing the value of all securities and other assets of a fund (substantially all of which, in the case of Large Cap Core Fund and Small Cap Growth Funds, will be represented by the fund's interest in its corresponding Portfolio) less all liabilities by the applicable number of fund shares outstanding, and adjusting to the nearest cent per share. Expenses and fees of each fund are accrued daily and taken into account for the purpose of determining net asset value.

The value of a Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the corresponding funds is determined. Each investor in a Portfolio may add to or reduce its investment in the Portfolio on each Business Day. As of the close of regular trading on the NYSE on each Business Day, the value of each investor's interest in a Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in a Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of regular trading on the NYSE on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of regular trading on the NYSE on such day plus or minus, as the case may be, the amount of the net additions to or reductions in the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in a Portfolio as of the close of regular trading on the NYSE on the following Business Day.

Portfolio securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid price. Securities for which market quotations are not readily available or are deemed unreliable and all other assets are valued at fair value as determined in good faith at the direction of the Trustees.

Money market instruments with less than sixty days remaining to maturity when acquired by a fund or Portfolio are valued on an amortized cost basis. If a fund acquires a money market instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees of the Trust or the Portfolio Trust determine during such sixty-day period that amortized cost does not represent fair value.

Generally, trading in securities on foreign exchanges is substantially completed each day at various times prior to the close of regular trading on the NYSE. If a security's primary exchange is outside the U.S., the value of such security used in computing the net asset value of a fund 's shares is determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the NYSE. Occasionally, events which affect the values of foreign securities and currency exchange rates may occur between the times at which they are determined and the close of regular trading on the NYSE and will therefore not be reflected in the computation of the funds' net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in accordance with procedures adopted in good faith by the Trustees of the Trust or the Portfolio Trust.

                           THE FUNDS AND THEIR SHARES

Each fund is a diversified investment series of the Trust, an open-end management investment company organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated August 13, 1986, as amended from time to time. Under the Agreement and Declaration of Trust, the Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $.01 per share, of each fund. Each share of a fund represents an equal proportionate interest in the fund with each other share and is entitled to such dividends and distributions as are declared by the Trustees. Shareholders are not entitled to any preemptive, conversion or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust. Upon any liquidation of a fund, shareholders of that fund are entitled to share pro rata in the net assets available for distribution.

Pursuant to the Declaration, the Trustees may create additional funds by establishing additional series of shares in the Trust. The establishment of additional series would not affect the interests of current shareholders in any fund. The Trustees have established other series of the Trust. Pursuant to the Declaration, the Board may establish and issue multiple classes of shares for each series of the Trust. One such series, Small Cap Growth Fund, offers two classes of shares. As of the date of this SAI, the Trustees do not have any plan to establish multiple classes of shares for any other funds. Pursuant to the Declaration of Trust and subject to shareholder approval (if then required by applicable law), the Trustees may authorize each fund to invest all of its investable assets in a single open-end investment company that has substantially the same investment objectives, policies and restrictions as the fund. As of the date of this SAI, the Large Cap Core, Small Cap Growth, Small Cap Value, International Core Equity and International Small Cap Funds invest all of their investible assets in other open-end investment companies (i.e., the corresponding Portfolios).

All fund shares have equal rights with regard to voting, and shareholders of a fund have the right to vote as a separate class with respect to matters as to which their interests are not identical to those of shareholders of other classes of the Trust, including the approval of an investment advisory contract and any change of investment policy requiring the approval of shareholders.

Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration also provides for indemnification from the assets of the Trust for all losses and expenses of any Trust shareholder held liable for the obligations of the Trust. Thus, the risk of a shareholder incurring a financial loss on account of his or its liability as a shareholder of the Trust is limited to circumstances in which the Trust would be unable to meet its obligations. The possibility that these circumstances would occur is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Declaration also provides that no series of the Trust is liable for the obligations of any other series. The Trustees intend to conduct the operations of the Trust to avoid, to the extent possible, ultimate liability of shareholders for liabilities of the Trust.

Except as described below, whenever the Trust is requested to vote on a fundamental policy of or matters pertaining to a Portfolio, the Trust will hold a meeting of the associated fund's shareholders and will cast its vote proportionately as instructed by the fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the fund shareholders who do, in fact, vote. Subject to applicable statutory and regulatory requirements, a fund would not request a vote of its shareholders with respect to (a) any proposal relating to the Portfolio, which proposal, if made with respect to the fund, would not require the vote of the shareholders of the fund, or (b) any proposal with respect to the Portfolio that is identical in all material respects to a proposal that has previously been approved by shareholders of the fund. Any proposal submitted to holders in a Portfolio, and that is not required to be voted on by shareholders of the fund, would nonetheless be voted on by the Trustees of the Trust.

                        THE PORTFOLIO AND ITS INVESTORS

Each Portfolio is a series of Mellon Institutional Funds Master Portfolio (formerly, Standish, Ayer & Wood Master Portfolio), which, like the Trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Portfolio Trust was organized as a master trust fund under the laws of the State of New York on January 18, 1996.

Interests in a Portfolio have no preemptive or conversion rights, and are fully paid and non-assessable, except as set forth in the Prospectus. A Portfolio normally will not hold meetings of holders of such interests except as required under the 1940 Act. The Portfolio Trust would be required to hold a meeting of holders in the event that at any time less than a majority of its Trustees holding office had been elected by holders. The Trustees of a Portfolio Trust continue to hold office until their successors are elected and have qualified. Holders holding a specified percentage of interests in a Portfolio Trust may call a meeting of holders in the Portfolio for the purpose of removing any Trustee. A Trustee of the Portfolio Trust may be removed upon a majority vote of the interests held by holders in the Portfolio Trust qualified to vote in the election. The 1940 Act requires a Portfolio to assist its holders in calling such a meeting. Upon liquidation of a Portfolio, holders in a Portfolio would be entitled to share pro rata in the net assets of a Portfolio available for distribution to holders. Each holder in the Portfolio is entitled to a vote in proportion to its percentage interest in the Portfolio.

                                   TAXATION

[TO BE UPDATED]

Each series of the Trust, including each fund, is treated as a separate entity for accounting and tax purposes. Each fund has qualified and elected to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code, and intends to continue to so qualify in the future. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, each fund will not be subject to Federal income tax on its investment company taxable income (which includes, among other things, dividends, taxable interest and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) and net capital gain (which is the excess, if any, of its net long-term capital gain over its net short-term capital loss) which are distributed timely to shareholders in accordance with the requirements of the Code.

Each Portfolio is treated as a partnership for federal income tax purposes. As such, a Portfolio is not subject to federal income taxation. Instead, the corresponding fund must take into account, in computing its federal income tax liability (if any), its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. Because Large Cap Core Fund, Small Cap Growth Fund, Small Cap Value Fund, International Core Equity Fund and International Small Cap Fund invest their assets in the corresponding Portfolios, each Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the corresponding fund to satisfy such requirements. Each Portfolio will allocate at least annually among its investors, including the corresponding fund, that Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Each Portfolio will make allocations to the corresponding fund in a manner intended to comply with the Code and applicable regulations and will make cash available for withdrawal at appropriate times and in sufficient amounts to enable the corresponding fund to satisfy the tax distribution requirements that must be satisfied in order for the fund to avoid Federal income and/or excise tax. For purposes of applying the requirements of the Code regarding qualification as a RIC, Large Cap Core Fund, Small Cap Growth Fund, Small Cap Value Fund, International Core Equity Fund and International Small Cap Fund each will be deemed (i) to own its proportionate share of each of the assets of the corresponding Portfolio and (ii) to be entitled to the gross income of the corresponding Portfolio attributable to such share.

Each fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. Each fund intends under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements. Certain distributions made in order to satisfy the Code's distribution requirements may be declared by the funds as of a record date in October, November or December of the year but paid during the following January. Such distributions will be treated under the

Code as if received by shareholders on December 31 of the year the distributions are declared, rather than the year in which the distributions are received.

Provided that the funds continue to qualify as regulated investment companies, they will also not be required to pay any Massachusetts income, corporate excise or franchise taxes.

The funds will not distribute net capital gains realized in any year to the extent that a capital loss is carried forward from prior years against such gain. For Federal income tax purposes, a fund is permitted to carry forward a net capital loss recognized in any year to offset its own net capital gains, if any, for up to eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the fund and would not be required to be distributed as such to shareholders. As of the end of its most recent taxable year, the funds had capital loss carryforwards in the amounts indicated below available to offset future net capital gains which expire on September 30 of the years indicated:

FUND                                       2009           2010           2011
----                                       ----           ----           ----
Large Cap Core Fund                        N/A          $55,983       $3,778,182
Small Cap Value Fund                       N/A            N/A            N/A
Small Cap Growth Fund                  $4,445,465     $18,715,884     $2,310,329
Small Cap Equity Fund                  $3,406,176     $ 6,056,870     $ 752,919
Small Cap Tax-Sensitive Equity Fund    $4,663,587     $ 4,882,602     $8,129,429
International Core Equity Fund         $ 429,204      $ 3,187,202     $4,685,402
International Small Cap Fund           $ 107,485      $ 2,030,675     $ 33,748
International Value Opportunities Fund     N/A            N/A            N/A

Certain options, futures or currency forward transactions undertaken by a fund or a Portfolio may cause the fund or Portfolio to recognize gains or losses from marking to market even though the fund's or Portfolio's positions have not been sold or terminated and may affect the character of such gains and losses as long-term or short-term (or, in the case of certain options, futures or forward contracts relating to foreign currency, as ordinary income or loss) and the timing of some capital gains and losses realized by the Small Cap Equity Fund, Small Cap Tax-Sensitive Equity Fund or International Value Opportunities Fund or realized by a Portfolio and allocable to the corresponding fund. Additionally, a fund or Portfolio may be required to recognize gain if an option, futures or forward contract, short sale, swap or other strategic transaction that is not subject to the mark to market rules is treated as a "constructive sale" of an "appreciated financial position" held by the fund or Portfolio under Section 1259 of the Code. Any net mark to market gains and/or gains from constructive sales may also have to be distributed by a fund to satisfy the distribution requirements referred to above even though no corresponding cash amounts may concurrently be received, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Also, certain losses on transactions involving options, futures or forward contracts and/or offsetting or successor positions may be deferred under the tax straddle rules rather than being taken into account currently in calculating the funds' taxable income or gain and may also affect the long-term or short-term characterization of capital gains or losses from such position. Certain of the applicable tax rules may be modified if a fund or a Portfolio is eligible and chooses to make one or more of certain tax elections that may be available. These transactions may therefore affect the amount, timing and character of a fund's distributions to shareholders. Each fund will take into account the special tax rules applicable to options, futures, forward contracts and constructive sales in order to minimize any potential adverse tax consequences.

The Federal income tax rules applicable to certain structured or hybrid securities, currency swaps or interest rate swaps, caps, floors and collars are unclear in certain respects, and a fund or Portfolio will account for these instruments in a manner that is intended to allow the funds to continue to qualify as regulated investment companies.

In some countries, restrictions on repatriation of earnings may make it difficult or impossible for a fund or Portfolio to obtain cash corresponding to its earnings from such countries which may cause a fund to have difficulty obtaining cash necessary to satisfy tax distribution requirements.

Foreign exchange gains and losses realized by a Portfolio, Small Cap Equity Fund, Small Cap Tax-Sensitive Equity Fund or International Value Opportunities Fund, in connection with certain transactions, if any, involving foreign currency-denominated debt securities, certain foreign currency futures contracts and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to
Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of fund distributions to shareholders. In some cases, elections may be available that would alter this treatment. Any such transactions that are not directly related to each of the Portfolios', Small Cap Equity Fund's, Small Cap Tax-Sensitive Equity Fund's or International Value Opportunities Fund's, investment in stock or securities (or its options contracts or futures contracts with respect to stock or securities) could under Treasury regulations that may be promulgated in the future produce income not among the types of "qualifying income" from which each fund must derive at least 90% of its gross income for its taxable year.

Each Portfolio and the funds may be subject to withholding and other taxes imposed by foreign countries with respect to investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. Investors in a fund would be entitled to claim U.S. foreign tax credits or deductions with respect to such taxes, subject to certain holding period requirements and other provisions and limitations contained in the Code, only if more than 50% of the value of the applicable fund's total assets at the close of any taxable year consist of stock or securities of foreign corporations (in the case of a fund that invests in a Portfolio, taking into account its allocable share of the Portfolio's assets) and the fund were to file an election with the Internal Revenue Service. Because the investments of the Large Cap Core Portfolio, Small Cap Growth Portfolio, Small Cap Value Portfolio, Small Cap Equity Fund and Small Cap Tax Sensitive Equity Fund are such that each fund (including each fund that invests in such Portfolio) expects that it generally will not meet this 50% requirement, shareholders of each such fund generally will not directly take into account the foreign taxes, if any, paid by the fund or its corresponding Portfolio and will not be entitled to any related tax deductions or credits. Such taxes will reduce the amounts these funds would otherwise have available to distribute.

The International Core Equity Portfolio, International Small Cap Portfolio and International Value Opportunities Fund may meet the 50% threshold referred to in the previous paragraph and International Core Equity Fund and International Small Cap Fund may therefore file an election with the Internal Revenue Service pursuant to which shareholders of the fund will be required to (i) include in ordinary gross income (in addition to taxable dividends and distributions actually received) their pro rata shares of qualified foreign taxes paid by the Portfolio and allocated to them even though not actually received by the Portfolios, and (ii) treat such respective pro rata portions as foreign taxes paid by the Portfolios. Qualified foreign taxes generally include taxes that would be treated as income taxes under U.S. tax regulations but do not include most other taxes, such as stamp taxes, securities transaction taxes and similar taxes.

If International Core Equity Fund, International Small Cap Fund or International Value Opportunities Fund makes this election, shareholders may then deduct (not in excess of the tax actually owed by the fund) such pro rata portions of qualified foreign taxes in computing their taxable income, or, alternatively, use them as foreign tax credits, subject to applicable holding period requirements and other limitations, against their U.S. Federal income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by International Value Opportunities Fund or by International Core Equity Portfolio or International Small Cap Portfolio and allocated to the corresponding funds, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the Portfolio and allocated to the fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year (if any) that International Core Equity Fund, International Small Cap Fund or International Value Opportunities Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes, and (ii) the portion of dividends which represents income from each foreign country. In the case of the International Core Equity Fund and International Small Cap Fund, a shareholder's pro rata share of qualified foreign taxes and portion of dividends would be paid by the Portfolio and allocated to the Fund.

If a fund or Portfolio acquires stock (including, under regulations that may be promulgated in the future, an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), it or the corresponding fund could be subject to Federal income tax and additional interest charges on "excess distributions" actually or constructively received from such companies or gain from the actual or deemed sale of stock in such companies, even if all income or gain actually realized is timely distributed to its shareholders. Such funds would not be able to pass through to their shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election could require them to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of capital gains from the sale of stock of passive foreign investment companies as ordinary income. The Portfolios, Small Cap Equity Fund, Small Cap Tax-Sensitive Equity Fund or International Value Opportunities Fund may limit and/or manage stock holdings, if any, in passive foreign investment companies to minimize each fund's tax liability or maximize its return from these investments.

For U.S. Federal income tax purposes, assuming a fund has sufficient current or accumulated earnings and profits, distributions of the fund generally will be taxable whether a shareholder takes them in cash or they are reinvested in additional shares of the fund. In general, dividends from investment company taxable income are taxable either as ordinary income or, if so designated by a fund and certain other conditions are met, as "qualified dividend income" taxable to individual shareholders at a maximum 15% Federal tax rate, and dividends from net capital gain that are designated as capital gain dividends are taxable as long-term capital gains for U.S. Federal income tax purposes without regard to the length of time the shareholder has held shares of a fund.

Dividend income distributed to individual shareholders may qualify for such maximum 15% tax rate to the extent that such dividends are attributable to qualified dividend income from a fund's investments in (or in the case of a fund that invests in a portfolio, the allocable portion of the fund's share of the portfolio's investments in) common and preferred stock of U.S. companies and stock of certain foreign corporations, provided that certain holding period and other requirements are met. Capital gain dividends distributed by a fund to individual shareholders generally will qualify for the maximum 15% Federal tax rate on long-term capital gains. Under current law, the maximum 15% Federal tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Dividends distributed to shareholders attributable to income from a fund's investments in (or in the case of a fund that invests in a portfolio, the allocable portion of the fund's share of the portfolio's investments in) debt securities, repurchase agreements,loans or other investments that do not produce "qualified dividend income" as that term is defined in Section 1(h)(11) of the Code will not qualify for the maximum 15% Federal tax rate on "qualified dividend income", unless 95% or more the fund's "gross income" (as specially computed) for a taxable year is comprised of qualified dividend income received by the fund, in which case all dividends attributable to such "gross income" will be taxable to individual shareholders at a maximum 15% Federal tax rate if certain holding period and other requirements are met. Distributions by a fund in excess of such fund's current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in its shares and any such amount in excess of that basis will be treated as gain from the sale of shares, as discussed below.

Dividends received by a fund (or in the case of a fund that invests in a portfolio, the allocable portion of the fund's share of the dividends received by the portfolio) from U.S. corporations in respect of any share of stock that has been held for a requisite holding period in an unleveraged position and that are distributed and designated by the fund (except for capital gain dividends received from a regulated investment company) may be eligible for the 70% dividends-received deduction generally available to corporations under the Code. Any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced for U.S. Federal income tax purposes by reason of "extraordinary dividends" received with respect to the shares. To the extent such basis would be reduced below zero, current recognition of income may be required. In order to qualify for the deduction, corporate shareholders must meet a minimum holding period with respect to their fund shares, and, if they borrow to acquire or otherwise incur debt attributable to fund shares, they may be denied a portion of the dividends-received deduction. The entire dividend, including the otherwise deductible amount, will be included in determining a corporation's adjusted current earnings component of its alternative minimum taxable income, which may increase a corporation's alternative minimum tax liability.

At the time of an investor's purchase of fund shares, a portion of the purchase price may be attributable to undistributed net investment income and/or realized or unrealized appreciation in the fund's portfolio (or share of a Portfolio's portfolio). Consequently, subsequent distributions by a fund on such shares from such income and/or appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions economically represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of a fund in a transaction that is treated as a sale for tax purposes, a shareholder may realize a taxable gain or loss, depending upon the difference between the redemption proceeds and the shareholder's tax basis in his shares. Such gain or loss will generally be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Any loss realized on a redemption or other distribution of shares may be disallowed to the extent the shares disposed of are replaced with other shares of the same fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Qualified retirement plan participants should consult their tax advisers for more information.

Under recently promulgated Treasury regulations, if a shareholder recognizes a loss on the disposition of fund shares in the amount of $2 million or more in the case of an individual shareholder, or $10 million or more in the case of a corporate shareholder, in any single taxable year (or greater amounts over a combination of years), the shareholder must file a disclosure statement on Form 8886 with the IRS. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement, but under current guidance holders of shares in regulated investment companies are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or nor the taxpayer's treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, securities dealers and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption or other disposition (including an exchange) of fund shares may also be subject to state and local taxes. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent, if any, a fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) investments in certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their tax advisers regarding the applicable requirements in their particular states, including the effect, if any, of a Feeder Fund's indirect ownership (through the Portfolio) of any such obligations, as well as the Federal, any other state or local, and foreign tax consequences of ownership of shares of, and receipt of distributions from, a fund in their particular circumstances. Individuals and certain other classes of shareholders may be subject to 28% backup withholding of Federal income tax on dividends, capital gain distributions, and the proceeds of redemptions or repurchases of shares, if they fail to furnish the funds with their correct taxpayer identification number and certain certifications or if they are otherwise subject to backup withholding.

Federal law requires that taxable distributions and proceeds of redemptions and exchanges be reported to the IRS and that 28% be withheld if a shareholder fails to provide your correct Taxpayer Identification Number ("TIN") and the TIN-related certifications contained in the Account Purchase Application ("Application") or is otherwise subject to backup withholding. A fund will not impose backup withholding as a result of a shareholder's failure to make any certification, except the certifications in the Application that directly relate to the shareholder's TIN and backup withholding status. Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing the shareholder's Federal income tax return.

For most individual taxpayers, the TIN is the social security number. Special rules apply for certain accounts. For example, for an account established under the Uniform Gift to Minors Act, the TIN of the minor should be furnished. If the shareholder does not have a TIN, the shareholder may apply for one using forms available at local offices of the Social Security Administration or the IRS, and should write "Applied For" in the space for a TIN on the Application.

Recipients exempt from backup withholding, including corporations and certain other entities, should provide their TIN and underline "exempt" in section 2(a) of the TIN section of the Application to avoid possible erroneous withholding.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in a fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the fund and, unless an effective IRS Form W-8BEN, or other authorized form is on file, to backup withholding at the rate of 28% on certain distributions from the fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the funds.

                             ADDITIONAL INFORMATION

The funds' prospectus and this SAI omit certain information contained in the Trust's registration statement filed with the SEC, which may be obtained from the SEC's principal office at 450 Fifth Street, N.W., Washington, D.C. 20549, upon payment of the fee prescribed by the rules and regulations promulgated by the SEC.

                        EXPERTS AND FINANCIAL STATEMENTS

Each fund's and Portfolio's financial statements contained in the 2004 Annual Reports of the funds have been audited by [ ], independent auditors, and are incorporated by reference into this SAI.

[ ], 2005
                      [MELLON INSTITUTIONAL FUNDS LOGO]
                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST

                            Mellon Financial Center
                               One Boston Place
                          Boston, Massachusetts 02108
                                (800) 221-4795
                   STATEMENT OF ADDITIONAL INFORMATION

           THE BOSTON COMPANY SMALL CAP GROWTH FUND (SERVICE CLASS)

This Statement of Additional Information ("SAI") is not a prospectus. The SAI expands upon and supplements the information contained in the prospectus dated
[   ], 2005, as amended and/or supplemented from time to time, of The Boston
Company Small Cap Growth Fund ("Small Cap Growth Fund") Service Class, a separate investment series of Mellon Institutional Funds Investment Trust ("Trust").

This SAI should be read in conjunction with the fund's prospectus. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders, and quarterly reports filed with the Securities and Exchange Commission ("SEC"). Investors can get free copies of reports and the prospectus, request other information and discuss their questions about the fund by contacting the fund at the phone number above. The fund's financial statements which are included in the 2004 annual reports to shareholders are incorporated by reference into this SAI.

                                   CONTENTS

INVESTMENT OBJECTIVES AND POLICIES.........................   2
DESCRIPTION OF SECURITIES AND RELATED RISKS................   3
INVESTMENT TECHNIQUES AND RELATED RISKS....................   9
INVESTMENT RESTRICTIONS....................................  15
MANAGEMENT.................................................  18
SERVICE PLAN...............................................  26
SUMMARY OF PROXY VOTING POLICY AND PROCEDURES..............  28
PURCHASE AND REDEMPTION OF SHARES..........................  29
PORTFOLIO TRANSACTIONS.....................................  29
DETERMINATION OF NET ASSET VALUE...........................  31
THE FUND AND ITS SHARES....................................  31
THE PORTFOLIO AND ITS INVESTORS............................  33
TAXATION...................................................  33
ADDITIONAL INFORMATION.....................................  37
EXPERTS AND FINANCIAL STATEMENTS...........................  37

                      INVESTMENT OBJECTIVES AND POLICIES

The prospectus describes the investment objective and policies of the fund. The following discussion supplements the description of the fund's investment policies in the prospectus.


MASTER/FEEDER STRUCTURE. Small Cap Growth Fund invests all of its investible assets in The Boston Company Small Growth Portfolio (the "Small Cap Growth Portfolio"). This fund is sometimes referred to in this SAI as a "feeder fund." The Portfolio is a series of the Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), an open-end management investment company. The Boston Company Asset Management Company LLC ("TBCAM" or the "adviser") is the investment adviser to Small Cap Growth Portfolio. The portfolio has the same investment objective and restrictions as the fund. Because the feeder fund invests all of its investable assets in the Portfolio, the description of the fund's investment policies, techniques, specific investments and related risks that follows also applies to the Portfolio.

In addition to this feeder fund, other feeder funds may invest in this Portfolio, and information about the other feeder funds is available from TBCAM or the funds. The other feeder funds invest in the Portfolio on the same terms as the fund and bear a proportionate share of the Portfolio's expenses. The other feeder funds may sell shares on different terms and under a different pricing structure than the fund, which may produce different investment results.


There are certain risks associated with an investment in a master-feeder structure. Large scale redemptions by other feeder funds in a Portfolio may reduce the diversification of a Portfolio's investments, reduce economies of scale and increase a Portfolio's operating expenses. If the Portfolio Trust's Board of Trustees approves a change to the investment objective of a Portfolio that is not approved by the Trust's Board of Trustees, a fund would be required to withdraw its investment in the Portfolio and engage the services of an investment adviser or find a substitute master fund. Withdrawal of a fund's interest in its Portfolio, which may be required by the Trust's Board of Trustees without shareholder approval, might cause the fund to incur expenses it would not otherwise be required to pay.

If the fund is requested to vote on a matter affecting the Portfolio in which it invests, the fund will call a meeting of its shareholders to vote on the matter. The fund will then vote on the matter at the meeting of the Portfolio's investors in the same proportion that the fund's shareholders voted on the matter. The fund will vote those shares held by its shareholders who did not vote in the same proportion as those Fund shareholders who did vote on the matter. A majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust or the Portfolio Trust, as the case may be, have adopted procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are trustees of the Trust and of the Portfolio Trust.

SUITABILITY. The fund is not intended to provide an investment program meeting all of the requirements of an investor. Notwithstanding the fund's ability to spread risk by holding securities of a number of portfolio companies, shareholders should be able and prepared to bear the risk of investment losses which may accompany the investments contemplated by the fund.


ADDITIONAL INVESTMENT INFORMATION. On January 31, 2003, the fund and its corresponding Portfolio changed their names from Standish Small Cap Growth Fund and Standish Small Cap Growth Portfolio to The Boston Company Small Cap Growth Fund and The Boston Company Small Cap Growth Portfolio, respectively. The trustees approved these name changes so that the fund's and Portfolio's names are more reflective of the manner in which TBCAM manages the Portfolio.


Under normal circumstances, at least 80% of Small Cap Growth Fund's net assets are invested in equity and equity-related securities of U.S. companies that, at the time of purchase of the security, have "total market capitalizations" equal to or less than the average total market capitalization of the largest companies included in the Russell 2000 Growth Index measured at the end of each of the previous twelve months. The fund may participate in initial public offerings for previously privately held companies which are generally expected to have market capitalizations within the range of market capitalizations of the companies included in the Russell 2000 Growth Index, updated monthly, after the consummation of the offering, and whose securities are expected to be liquid after the offering. The fund may also invest up to 15% of its total assets in equity and equity-related securities of foreign issuers, including issuers located in emerging markets.

                  DESCRIPTION OF SECURITIES AND RELATED RISKS

GENERAL RISKS OF INVESTING

The fund invests primarily in equity and equity-related securities and is subject to the risks associated with investments in such securities. Because investing in equity and equity-related securities is the principal investment strategy for the fund, the risks associated with these investments are described in the prospectus. The fund is also subject to the risks associated with direct investments in foreign securities and, to a lesser degree, to the risks associated with investments in fixed income securities.


INVESTING IN FOREIGN SECURITIES. The fund may invest up to 15% of its total assets in foreign securities, including securities of foreign issuers that trade on a U.S. exchange or in the U.S. over-the-counter (OTC) market. Investors should understand that the expense ratios of the fund may be higher than that of investment companies investing exclusively in domestic securities because of the cost of maintaining the custody of foreign securities.


Investing in the securities of foreign issuers involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Investments in foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets and foreign custodial costs are higher than domestic custodial costs. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S. Most foreign securities markets may have substantially less trading volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on divided or interest payments (or in some cases, capital gains), limitations on the removal of funds or other assets, political or social instability or diplomatic developments which could affect investment in those countries.

CURRENCY RISKS. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a fund's investments are denominated relative to the U.S. dollar will affect the fund's net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to that country's economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a fund's securities are quoted would reduce the fund's net asset value per share.

The fund may enter into forward foreign currency exchange contracts and cross-currency forward contracts with banks or other foreign currency brokers or dealers to purchase or sell foreign currencies at a future date and may purchase and sell foreign currency futures contracts and cross-currency futures contracts to seek to hedge against changes in foreign currency exchange rates, although they have no current intention to engage in such transactions. A forward foreign currency exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. A cross-currency forward contract is a forward contract that uses one currency which historically moves in relation to a second currency to hedge against changes in that second currency. See "Strategic and Derivative Transactions" within the "Investment Techniques and Related Risks" section for a further discussion of the risks associated with currency transactions.

INVESTING IN SECURITIES OF EMERGING MARKETS. Although the fund invests primarily in securities of established issuers based in the U.S. and in other developed markets, the fund may also invest in securities of issuers in emerging markets, including issuers in Asia (including Russia), Eastern Europe, Latin and South America, the Mediterranean and Africa. The fund may invest up to 10% of its total assets in issuers located in emerging markets generally and up to 3% of its total assets in issuers of any one specific emerging market country. The fund may also invest in currencies of such countries and may engage in strategic transactions in the markets of such countries.

Investing in the securities of emerging market countries involves considerations and potential risks not typically associated with investing in the securities of U.S. issuers whose securities are principally traded in the United States.
These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization and less social, political and economic stability;
(ii) the small current size of the markets for securities of emerging market issuers and the currently low or nonexistent volume of trading and frequent artificial limits on daily price movements, resulting in lack of liquidity and in price uncertainty; (iii) certain national policies which may restrict a fund's investment opportunities, including limitations on aggregate holdings by foreign investors and restrictions on investing in issuers or industries deemed sensitive to relevant national interests; (iv) the absence of developed legal structures governing private or foreign investment in private property which may adversely affect the fund's ability to retain ownership of its securities during periods of economic, social or political turmoil; and (v) high rates of inflation and rapid fluctuations in interest rates that have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

The economies of emerging market countries may be predominantly based on only a small number of industries or dependent on revenues from the sale of particular commodities or on international aid or development assistance. As a result, these economies may be significantly more vulnerable to changes in local or global trade conditions, and may suffer from volatile or extreme fluctuations in currency exchange rates, inflation and deflation rates as well as debt burdens. Many emerging market countries have experienced and will continue to experience periods of rapid inflation, resulting in significant market uncertainty and sharp drops in the U.S. dollar value of the country's assets. The currencies of emerging market countries may also be devalued as a result of governmental action in addition to market factors. Recently, the economies of certain emerging market countries have experienced deflation which has diminished the demand for goods and services resulting in excess capacity in factories that were built upon the forecast of continuing strong demand for such goods and services. All of these risks may adversely affect the fund's investments in emerging market countries.

INVESTMENT AND REPATRIATION RESTRICTIONS. Foreign investment in the securities markets of several emerging market countries is restricted or controlled to varying degrees. These restrictions may limit a fund's investment in certain emerging market countries, require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of such company available for purchase by nationals. In certain countries, the fund may be limited by government regulation or a company's charter to a maximum percentage of equity ownership in any one company. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the fund. From time to time, the adviser may determine that investment and repatriation restrictions in certain emerging market countries negate the advantages of investing in such countries and no fund is required to invest in any emerging market country.

In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. The adviser may determine from time to time to invest in the securities of emerging market countries which may impose restrictions on foreign investment and repatriation that cannot currently be predicted. Due to restrictions on direct investment in equity securities in certain emerging market countries, such as Taiwan, the fund may invest only through investment funds in such emerging market countries.

The repatriation of both investment income and capital from several emerging market countries is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the fund to the extent that they invest in emerging market countries.

MARKET CHARACTERISTICS. All of the securities markets of emerging market countries have substantially less volume than the New York Stock Exchange. Equity securities of most emerging market companies are generally less liquid and subject to greater price volatility than equity securities of U.S. companies of comparable size. Some of the stock exchanges in the emerging market countries are in the earliest stages of their development.

Certain of the securities markets of emerging market countries are marked by high concentrations of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. Even the market for relatively widely traded securities in the emerging markets may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the United States. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. Accordingly, each of these markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. The less liquid the market, the more difficult it may be for a fund to accurately price its portfolio securities or to dispose of such securities at the times determined by the adviser to be appropriate. The risks associated with the liquidity of a market may be particularly acute in situations in which a fund's operations require cash, such as the need to meet redemption requests for its shares, to pay dividends and other distributions and to pay its expenses. To the extent that any emerging market country experiences rapid increases in its money supply and investment in equity securities is made for speculative purposes, the equity securities traded in any such country may trade at price-earnings ratios higher than those of comparable companies trading on securities markets in the United States. Such price-earnings ratios may not be sustainable.

Settlement procedures in emerging market countries are less developed and reliable than those in the United States and in other developed markets, and a fund may experience settlement delays or other material difficulties. In addition, significant delays are common in registering transfers of securities, and a fund may be unable to sell such securities until the registration process is completed and may experience delays in receipt of dividends and other entitlements.

Brokerage commissions and other transaction costs on securities exchanges in emerging market countries are generally higher than in the United States. There is also less government supervision and regulation of foreign securities exchanges, brokers and listed companies in emerging market countries than exists in the United States. Brokers in emerging market countries may not be as well capitalized as those in the United States, so that they are more susceptible to financial failure in times of market, political or economic stress. In addition, existing laws and regulations are often inconsistently applied. As legal systems in emerging market countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

FINANCIAL INFORMATION AND STANDARDS. Issuers in emerging market countries generally are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market company may not reflect its financial position or results of operations in the same manner as financial statements for U.S. companies. Substantially less information may be publicly available about issuers in emerging market countries than is available about issuers in the United States.

ECONOMIC, POLITICAL AND SOCIAL FACTORS. Many emerging market countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes or attempted changes in government through extra-constitutional means;
(ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt financial markets of emerging market countries and adversely affect the value of a fund's assets so invested.

Few emerging market countries have fully democratic governments. Some governments in the region are authoritarian in nature or are influenced by armed forces which have been used to control civil unrest. In the past, governments of certain emerging market countries have been installed or removed as a result of military coups, while governments in other emerging market countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging market countries. Several emerging market countries have or in the past have had hostile relationships with neighboring nations or have experienced internal insurrections.

The economies of most emerging market countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Union. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the emerging securities markets. In addition, the economies of some emerging market countries are vulnerable to weakness in world prices for their commodity exports.

There may be the possibility of expropriations, confiscatory taxation, political, economic or social instability or diplomatic developments which would adversely affect assets of a fund held in emerging market or other foreign countries. Governments in certain emerging market countries participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could have a significant adverse effect on market prices of securities and payment of dividends.

INVESTING IN FIXED INCOME SECURITIES.

The fund may invest a portion of their total assets in fixed income securities. Fixed income securities include bonds, notes, convertible securities, Eurodollar instruments, preferred stocks (including convertible preferred stock) and money market instruments. Fixed income securities are subject to interest rate risk, default risk and call and extension risk.

INTEREST RATE RISK. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

DEFAULT RISK/CREDIT RISK. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations causing a fund to sustain losses on such investments. A default could impact both interest and principal payments. Because the fund invest only in investment grade fixed income securities, this risk is reduced.

CALL RISK AND EXTENSION RISK. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise a right to pay principal on an obligation earlier than scheduled which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise a right to pay principal on an obligation later than scheduled which would cause cash flows to be returned later than expected. This typically results when interest rates have increased and a fund will suffer from the inability to invest in higher yield securities.

CREDIT QUALITY. Investment grade securities are those that are rated at least Baa by Moody's or BBB by Standard & Poor's, Duff or Fitch or, if unrated, determined by the adviser to be of comparable credit quality. High grade securities are those that are rated within the top three investment grade ratings (i.e., Aaa, Aa or A by Moody's or AAA, AA or A by Standard & Poor's, Duff or Fitch) or, if unrated, determined by the adviser to be of comparable credit quality. If a security is rated differently by two or more rating agencies, the adviser uses the highest rating to compute a fund's credit quality and also to determine the security's rating category. If the rating of a security held by the fund is downgraded below investment grade, the adviser will determine whether to retain that security in the fund's portfolio. Securities rated Baa by Moody's or BBB by Standard & Poor's, Duff or Fitch are generally considered medium grade obligations and have some speculative characteristics. Adverse changes in economic conditions or other circumstances are more likely to weaken the medium grade issuer's capability to pay interest and repay principal than is the case for high grade securities.

SPECIFIC RISKS

The following sections include descriptions of specific risks that are associated with the fund's purchase of a particular type of security or the utilization of a specific investment technique.

COMMON STOCKS. The fund purchase common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

SMALL CAPITALIZATION STOCKS. The fund invests primarily in securities of small capitalization companies. Although investments in small capitalization companies may present greater opportunities for growth, they also involve greater risks than are customarily associated with investments in larger, more established companies. The securities of small companies may be subject to more volatile market movements than securities of larger, more established companies. Smaller companies may have limited product lines, markets or financial resources, and they may depend upon a limited or less experienced management group. The securities of small capitalization companies may be traded only on the OTC market or on a regional securities exchange and may not be traded daily or in the volume typical of trading on a national securities exchange. As a result, the disposition by a fund of securities in order to meet redemptions or otherwise may require the fund to sell securities at a discount from market prices, over a longer period of time or during periods when disposition is not desirable.

CONVERTIBLE SECURITIES. The fund may invest in convertible debt and preferred stock. Convertible debt securities and preferred stock entitle the holder to acquire the issuer's stock by exchange or purchase for a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

WARRANTS. The fund may purchase warrants. Warrants acquired by a fund entitle it to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before the expiration dates.

DEPOSITARY RECEIPTS AND DEPOSITARY SHARES. The fund may purchase depository receipts and depository shares. Depositary receipts and depositary shares are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities of a U.S. or foreign issuer. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary instruments and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities. Examples of such investments include, but are not limited to, American Depositary Receipts and Shares ("ADRs" and "ADSs"), Global Depositary Receipts and Shares ("GDRs" and "GDSs") and European Depositary Receipts and Shares ("EDRs" and "EDSs").

INVESTMENTS IN REITS. The fund may invest in shares of real estate investment trusts (REITs), which are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies. REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation on amounts distributed to shareholders under the Internal Revenue Code of 1986, as amended (the "Code").

CORPORATE DEBT OBLIGATIONS. The fund may invest in corporate debt obligations and zero coupon securities issued by financial institutions and corporations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security.

U.S. GOVERNMENT SECURITIES. The fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation), or (d) only the credit of the agency. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises in the future. U.S. Government securities also include Treasury receipts, zero coupon bonds, U.S. Treasury inflation indexed bonds, deferred interest securities and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently.

REPURCHASE AGREEMENTS. The fund may invest up to 10% of its net assets in repurchase agreements. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent. Repurchase agreements acquired by a fund will always be fully collateralized as to principal and interest by money market instruments and will be entered into only with commercial banks, brokers and dealers considered creditworthy by the adviser.

SHORT SALES. The fund may engage in short sales and short sales against the box. In a short sale, a fund sells a security it does not own in anticipation of a decline in the market value of the security. In a short sale against the box, a fund either owns or has the right to obtain at no extra cost the security sold short. The broker holds the proceeds of the short sale until the settlement date, at which time the fund delivers the security (or an identical security) to cover the short position. The fund receives the net proceeds from the short sale. When a fund enters into a short sale other than against the box, the fund must first borrow the security to make delivery to the buyer and must place cash or liquid assets in a segregated account that is marked to market daily. Short sales other than against the box involve unlimited exposure to loss. No securities will be sold short if, after giving effect to any such short sale, the total market value of all securities sold short would exceed 5% of the value of a fund's net assets.

LOANS OF PORTFOLIO SECURITIES. Subject to its investment restrictions, the Portfolio may seek to increase its income by lending portfolio securities.
Under present regulatory policies, such loans may be made to financial institutions, such as broker-dealers, and would be required to be secured continuously by collateral maintained on a current basis at an amount at least equal to the market value of the securities loaned. The rules of the New York Stock Exchange give a fund the right to call a loan and obtain the securities loaned at any time on five days' notice. For the duration of a loan, a fund would receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. A fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the fund would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of its consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the adviser to be of good standing, and when, in the judgment of the adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk.


At the present time the staff of the SEC does not object if an investment company pays reasonable negotiated fees to the lending agent in connection with loaned securities as long as such fees are pursuant to a contract approved by the investment company's trustees.


RESTRICTED AND ILLIQUID SECURITIES. The fund may invest up to 15% of its net assets in illiquid securities, although the fund invest in these securities only on an occasional basis. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, swap transactions, certain OTC options and certain restricted securities. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy relevant liquidity requirements.

The Board of Trustees has adopted guidelines and delegated to the adviser the function of determining and monitoring the liquidity of portfolio securities, including restricted and illiquid securities. The Board of Trustees however retains oversight and is ultimately responsible for such determinations. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

INVESTMENTS IN OTHER INVESTMENT COMPANIES. The fund is permitted to invest up to 10% of its total assets in shares of registered investment companies and up to 5% of its total assets in any one registered investment company as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company. Investments in the securities of other investment companies may involve duplication of advisory fees and other expenses. The fund may invest in investment companies that are designed to replicate the composition and performance of a particular index. For example, Standard & Poor's Depositary Receipts ("SPDRs") are exchange-traded shares of a closed-end investment company designed to replicate the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price Index. Investments in index baskets involve the same risks associated with a direct investment in the types of securities included in the baskets.

PORTFOLIO TURNOVER AND SHORT-TERM TRADING. Although it is not the policy of the fund to purchase or sell securities for trading purposes, the fund place no restrictions on portfolio turnover and will sell a portfolio security without regard to the length of time such security has been held if, in the adviser's view, the security meets the criteria for disposal. A high rate of portfolio turnover (100% or more) involves correspondingly higher transaction costs which must be borne directly by a fund and thus indirectly by its shareholders. It may also result in a fund's realization of larger amounts of short-term capital gains, distributions from which are taxable to shareholders as ordinary income. See "Financial Highlights" in the fund's prospectus for the fund's portfolio turnover rates.

TEMPORARY DEFENSIVE INVESTMENTS. Notwithstanding a fund's investment objective, the fund may on occasion, for temporary defensive purposes to preserve capital or to meet redemption requests, hold part or all of its assets in cash and investment grade money market instruments (i.e., securities with maturities of less than one year) and short-term debt securities (i.e., securities with maturities of one to three years). The fund may also invest uncommitted cash and cash needed to maintain liquidity for redemptions in investment grade money market instruments and short-term debt securities. The fund's investments in such securities are limited to 20% of net assets unless the fund is in a temporary defensive position.

The money market instruments and short-term debt securities in which the fund may invest consist of obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities; instruments (including negotiable certificates of deposit, non-negotiable fixed time deposits and bankers' acceptances) of U.S. banks and foreign banks; repurchase agreements; and prime commercial paper of U.S. companies and foreign companies.

Money market instruments in which the fund invest will be rated at the time of purchase P-1 by Moody's or A-1 or Duff-1 by Standard & Poor's, Duff and Fitch or, if unrated, determined by the adviser to be of comparable quality. At least 95% of the fund's assets invested in short-term debt securities will be rated, at the time of investment, Aaa, Aa, or A by Moody's or AAA, AA, or A by Standard & Poor's or, if not rated, determined to be of comparable credit quality by the adviser. Up to 5% of the fund's total assets invested in short-term debt securities may be invested in securities which are rated Baa by Moody's or BBB by Standard & Poor's or, if not rated, determined to be of comparable credit quality by the adviser.

                    INVESTMENT TECHNIQUES AND RELATED RISKS

STRATEGIC AND DERIVATIVE TRANSACTIONS. The fund may, but is not required to, utilize various investment strategies to seek to hedge market risks (such as interest rates, currency exchange rates and broad or specific equity or fixed income market movements) or to enhance potential gain. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments used by the fund may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing its investment objectives, the fund may purchase and sell (write) exchange-listed and OTC put and call options on securities, equity indices and other financial instruments; purchase and sell financial futures contracts and options thereon; and enter into currency transactions such as forward foreign currency exchange contracts, cross-currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to seek to protect against possible changes in the market value of securities held in or to be purchased for a fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to seek to protect a fund's unrealized gains in the value of portfolio securities, to facilitate the sale of such securities for investment purposes, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. In addition to the hedging transactions referred to in the preceding sentence, Strategic Transactions may also be used to enhance potential gain in circumstances where hedging is not involved although the fund will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for such purposes to not more than 3% of its net assets at any one time and, to the extent necessary, the fund will close out transactions in order to comply with this limitation. (Transactions such as writing covered call options are considered to involve hedging for the purposes of this limitation.) In calculating a fund's net loss exposure from such Strategic Transactions, an unrealized gain from a particular Strategic Transaction position would be netted against an unrealized loss from a related Strategic Transaction position. For example, if the adviser believes that the fund is underweighted in cyclical stocks and overweighted in consumer stocks, the fund may buy a cyclical index call option and sell a cyclical index put option and sell a consumer index call option and buy a consumer index put option. Under such circumstances, any unrealized loss in the cyclical position would be netted against any unrealized gain in the consumer position (and vice versa) for purposes of calculating the fund's net loss exposure.

The ability of the fund to utilize Strategic Transactions successfully will depend on the adviser's ability to predict pertinent market and currency and interest rate movements, which cannot be assured. The fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. The fund's activities involving Strategic Transactions may be limited in order to enable the fund to satisfy the requirements of the Code for qualification as a regulated investment company.

RISKS OF STRATEGIC AND DERIVATIVE TRANSACTIONS. Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. The risks associated with the fund's transactions in options, futures and other types of derivative securities including swaps may include some or all of the following: market risk, leverage and volatility risk, correlation risk, credit risk and liquidity and valuation risk. The writing of put and call options may result in losses to the fund, force the purchase or sale, respectively of portfolio securities at inopportune times or for prices higher than (in the case of purchases due to the exercise of put options) or lower than (in the case of sales due to the exercise of call options) current market values, limit the amount of appreciation the fund can realize on its respective investments or cause the fund to hold a security they might otherwise sell or sell a security they might otherwise hold. The use of currency transactions by the fund can result in the fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the fund's position. The writing of options could significantly increase a fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time, in certain circumstances, these transactions tend to limit any potential gain which might result from an increase in value of such position. The loss incurred by the fund in writing options and entering into futures transactions is potentially unlimited; however, as described above, the fund will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for such purposes to not more than 3% of its net assets at any one time.
Futures markets are highly volatile and the use of futures may increase the volatility of a fund's net asset value. Finally, entering into futures contracts would create a greater ongoing potential financial risk than would purchases of options where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value and the net result may be less favorable than if the Strategic Transactions had not been utilized.

RISKS OF STRATEGIC AND DERIVATIVE TRANSACTIONS OUTSIDE THE UNITED STATES. When conducted outside the United States and especially in emerging markets, Strategic Transactions may not be regulated as rigorously as in the

United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) lesser availability than in the United States of data on which to make trading decisions, (ii) delays in a fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iii) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (iv) lower trading volume and liquidity, and (v) other complex foreign political, legal and economic factors. At the same time, Strategic Transactions may offer advantages such as trading in instruments that are not currently traded in the United States or arbitrage possibilities not available in the United States.

GENERAL CHARACTERISTICS OF OPTIONS. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of a fund's assets in special accounts, as described below under "Use of Segregated Accounts."

A put option gives the purchaser of the option, in consideration for the payment of a premium, the right to sell, and the writer the obligation to buy (if the option is exercised) the underlying security, commodity, index, or other instrument at the exercise price. For instance, a fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the fund the right to sell such instrument at the option exercise price. A call option, in consideration for the payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell (if the option is exercised) the underlying instrument at the exercise price. A fund may purchase a call option on a security, currency, futures contract, index or other instrument to seek to protect the fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The fund are authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The fund's ability to close out its position as a purchaser or seller of an exchange listed put or call option is dependent, in part, upon the liquidity of the option market. There is no assurance that a liquid option market on an exchange will exist. In the event that the relevant market for an option on an exchange ceases to exist, outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The fund will generally sell (write) OTC options (other than OTC currency options) that are subject to a buy-back provision permitting a fund to require the Counterparty to sell the option back to the fund at a formula price within seven days. OTC options purchased by the fund and portfolio securities "covering" the amount of the fund's obligation pursuant to an OTC option sold by them (the cost of the sell-back plus the in-the-money amount, if any) are subject to the fund's restriction on illiquid securities, unless determined to be liquid in accordance with procedures adopted by the Board of Trustees. For OTC options written with "primary dealers" pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount which is considered to be illiquid may be calculated by reference to a formula price. The fund expect generally to enter into OTC options that have cash settlement provisions, although they are not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in the OTC option market. As a result, if the Counterparty fails to make delivery of the security, currency or other instrument underlying an OTC option it has entered into with a fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The fund will engage in OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received, combined with any credit enhancements, a long-term debt rating of A from S&P or Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or which issue debt that is determined to be of equivalent credit quality by the adviser.

If a fund sells (writes) a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the fund's income. The sale (writing) of put options can also provide income.

The fund may purchase and sell (write) call options on equity securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All call options sold by the fund must be "covered" (i.e., the fund must own the securities or the futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a fund will receive the option premium to help offset any loss, the fund may incur a loss if the exercise price is below the market price for the security subject to the call at the time of exercise. A call option sold by a fund also exposes the fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the fund to hold a security or instrument which it might otherwise have sold.

The fund may purchase and sell (write) put options on equity securities and Eurodollar instruments (whether or not it holds these securities in its portfolio), and on securities indices, currencies and futures contracts. A fund will not sell put options if, as a result, more than 50% of the fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a fund may be required to buy the underlying security at a price above the market price.

OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES. The fund may also purchase and sell (write) call and put options on securities indices and other financial indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement. For example, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the differential between the closing price of the index and the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount upon exercise of the option. In addition to the methods described above, the fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by the custodian) upon conversion or exchange of other securities in their portfolios.

GENERAL CHARACTERISTICS OF FUTURES. The fund may enter into financial futures contracts or purchase or sell put and call options on such futures. Futures are generally bought and sold on the commodities exchanges where they are listed and involve payment of initial and variation margin as described below. The sale of futures contracts creates a firm obligation by a fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The purchase of futures contracts creates a corresponding obligation by a fund, as purchaser, to purchase a financial instrument at a specific time and price. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position upon exercise of the option.


The fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and, in particular, the regulations of the Commodity Futures Trading Commission (the "CTFC"), which permit principals of an investment company registered under the 1940 Act to engage in such transactions without registering as commodity pool operators.
The fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company for U.S. federal income tax purposes.

Futures contracts and related options involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the fund to purchase securities or currencies, require the fund to segregate assets to cover such contracts and options. Typically, maintaining a futures contract or selling an option thereon requires a fund to deposit with its custodian for the benefit of a futures commission merchant (or directly with the Futures Commission merchant), as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited directly with the futures commission merchant thereafter on a daily basis as the value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the fund. If a fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur. The segregation requirements with respect to futures contracts and options thereon are described below.


CURRENCY TRANSACTIONS. The fund may engage in currency transactions with Counterparties to seek to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value or to enhance potential gain. Currency transactions include currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional (agreed-upon) difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A fund may enter into over-the-counter currency transactions with Counterparties which have received, combined with any credit enhancements, a long term debt rating of A by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) whose obligations are determined to be of equivalent credit quality by the adviser.

The fund's transactions in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will generally be limited to hedging involving either specific transactions or portfolio positions. See "Strategic and Derivative Transactions." Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

The fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

The fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value in relation to other currencies to which the fund has or in which the fund expects to have portfolio exposure. For example, a fund may hold a South Korean security and the adviser may believe that the Korean won will deteriorate against the Japanese yen. The fund would sell Korean won to reduce its exposure to that currency and buy Japanese yen. This strategy would be a hedge against a decline in the value of Korean won, although it would expose the fund to declines in the value of the Japanese yen relative to the U.S. dollar.

To seek to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which certain of a fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the fund's securities denominated in linked currencies. For example, if the adviser considers that the British pound is linked to the euro, a fund holds securities denominated in pounds and the adviser believes that the value of pounds will decline against the U.S. dollar, the adviser may enter into a contract to sell euros and buy dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the fund are engaging in proxy hedging. If a fund enters into a currency hedging transaction, the fund will comply with the asset segregation requirements described below.

RISKS OF CURRENCY TRANSACTIONS. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

SWAPS, CAPS, FLOORS, SPREADS AND COLLARS. Among the Strategic Transactions into which the fund may enter are interest rate, currency rate and index swaps and the purchase or sale of related caps, floors, spreads and collars. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the fund may be obligated to pay. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar or a spread is a combination of a cap and a floor that preserves a certain rate of return within a predetermined range of interest rates or values.

The fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a fund receiving or paying, as the case may be, only the net amount of the two payments. The fund will not enter into any swap, cap, floor, spread or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or the Counterparty issues debt that is determined to be of equivalent credit quality by the adviser. If there is a default by the Counterparty, a fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors, spreads and collars are more recent innovations for which standardized documentation has not yet been fully developed. Swaps, caps, floors, spreads and collars are considered illiquid for purposes of the fund's policy regarding illiquid securities, unless it is determined, based upon continuing review of the trading markets for the specific security, that such security is liquid. The Board of Trustees has adopted guidelines and delegated to the adviser the daily function of determining and monitoring the liquidity of swaps, caps, floors, spreads and collars. The Board of Trustees, however, retains oversight focusing on factors such as valuation, liquidity and availability of information and is ultimately responsible for such determinations. The staff of the SEC currently takes the position that swaps, caps, floors, spreads and collars are illiquid, and are subject to the fund's limitation on investing in illiquid securities.

COMBINED TRANSACTIONS. The fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple swap transactions, and multiple interest rate transactions, structured notes and any combination of futures, options, swaps, currency, multiple currency transactions (including forward currency contracts) and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the adviser it is in the best interests of the fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

USE OF SEGREGATED ACCOUNTS. The fund will hold securities or other instruments whose values are expected to offset its obligations under the Strategic Transactions. A fund will not enter into Strategic Transactions that expose the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options, futures contracts or other instruments or (ii) cash, receivables or liquid securities with a value sufficient to cover its potential obligations. A fund may have to comply with any applicable regulatory requirements for Strategic Transactions, and if required, will set aside cash and other liquid assets on the fund's records or in a segregated account in the amount prescribed. If the market value of these securities declines or the fund's obligations on the underlying Strategic Transaction increases, additional cash or liquid securities will be segregated daily so that the aggregate market value of the segregated securities is at least equal to the amount of the fund's obligations on the underlying Strategic Transactions. Segregated assets would not be sold while the Strategic Transaction is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

EURODOLLAR CONTRACTS. The fund may make investments in Eurodollar contracts. Eurodollar contracts are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

SHORT-TERM TRADING. The fund will sell a portfolio security without regard to the length of time that security has been held if, in the adviser's view, the security meets the criteria for disposal.

PORTFOLIO DIVERSIFICATION AND CONCENTRATION. The fund is diversified, which generally means that, with respect to 75% of its total assets (i) no more than 5% of the fund's total assets may be invested in the securities of a single issuer and (ii) the fund will purchase no more than 10% of the outstanding voting securities of a single issuer. The fund will not concentrate (invest 25% or more of its total assets) in the securities of issuers in any one industry. The fund's policies concerning diversification and concentration are fundamental and may not be changed without shareholder approval.

                             INVESTMENT RESTRICTIONS

The fund and the Portfolio have adopted the following fundamental policies. The fund's and Portfolio's fundamental policies cannot be changed unless the change is approved by a "vote of a majority of the outstanding voting securities" of the fund or the Portfolio, as the case may be, which phrase as used herein means the lesser of (i) 67% or more of the voting securities of the fund or the Portfolio present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund or the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the fund or the Portfolio. The fund's non-fundamental policies may be changed by the Board of Trustees, without shareholder approval, in accordance with applicable laws, regulations or regulatory policy.

SMALL CAP GROWTH FUND AND SMALL CAP GROWTH PORTFOLIO. As a matter of fundamental policy, Small Cap Growth Fund (Small Cap Growth Portfolio) may not:

1. Invest more than 25% of the current value of its total assets in any single industry, provided that this restriction shall not apply to U.S. Government securities or mortgage-backed securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

2. Issue senior securities. For purposes of this restriction, borrowing money in accordance with paragraph 3 below, making loans in accordance with paragraph 8 below, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Portfolio's (fund's) investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

3. Borrow money, except in amounts not to exceed 33 1/3% of the value of the Portfolio's (fund's) total assets (including the amount borrowed) taken at market value (i) from banks for temporary or short-term purposes or for the clearance of transactions, (ii) in connection with the redemption of portfolio shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (iv) the Portfolio (fund) may enter into reverse repurchase agreements and forward roll transactions. For purposes of this investment restriction, investments in short sales, futures contracts, options on futures contracts, securities or indices and forward commitments shall not constitute borrowing.

4. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio (fund) may be deemed to be an underwriter under the Securities Act of 1933.

5. Purchase or sell real estate except that the Portfolio (fund) may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Portfolio (fund) as a result of the ownership of securities.

6. Purchase securities on margin (except that the Portfolio (fund) may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

7.     Purchase or sell commodities or commodity contracts, except the Portfolio
(fund) may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Portfolio's (fund's) investment policies.

8. Make loans, except that the Portfolio (fund) (1) may lend portfolio securities in accordance with the Portfolio's (fund's) investment policies up to 33 1/3% of the Portfolio's (fund's) total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

9. With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Portfolio's (fund's) total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio (fund).

The following restrictions are not fundamental policies and may be changed by the Trustees of the Trust without investor approval, in accordance with applicable laws, regulations or regulatory policy. The Portfolio (fund) may not:

a. Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

b. Purchase the securities of any other investment company except to the extent permitted by the 1940 Act.

c.     Invest more than 15% of its net assets in securities which are illiquid.

d. Purchase additional securities if the fund's borrowings exceed 5% of its net assets.

                        * * * * * * * * * * * * * * * *

Notwithstanding any other fundamental or non-fundamental investment restriction or policy, the fund may invest all of its assets in the securities of a single open-end registered investment company with substantially the same fundamental investment objectives, restrictions and policies as the fund.

If any percentage restriction described above is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of a fund's assets will not constitute a violation of the restriction.


For purposes of the fund's fundamental investment restriction regarding industry concentration, the adviser generally classifies issuers by industry in accordance with classifications set forth in the Director of Companies Filing annual Reports with the SEC. In the absence of such classification or if the adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, the adviser may classify an issuer according to its own sources. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

                         PORTFOLIO HOLDINGS DISCLOSURE

The Board of Trustees has adopted policies and procedures relating to disclosure of the fund's portfolio securities. These policies and procedures are designed to provide a framework for disclosing information regarding portfolio holdings, portfolio composition or other portfolio characteristics consistent with applicable regulations of the federal securities laws and general principles of fiduciary duty relating to fund shareholders.

Generally, the adviser will make the fund's portfolio information available to the public on a monthly basis with an appropriate delay based upon the nature of the information disclosed. The adviser normally will publish the fund's full portfolio holdings thirty (30) days after the end of each month and fifteen (15) days after the end of each calendar quarter. Such information shall be made available on the Trust's website (www.melloninstitutionalfunds.com) and may be sent to rating agencies, reporting/news services and financial intermediaries, upon request.

The adviser may provide the fund's full portfolio holdings or other information prior to the date such information is generally made public, provided that certain conditions are met, to certain entities including rating agencies, plan sponsors, prospective separate account clients, consultants and other financial intermediaries. Third parties generally must agree to a limited use of that information which does not conflict with the interests of the fund's shareholders, to use the information only for that authorized purpose, to keep such information confidential, and not to trade on such information. The Trust's chief compliance officer may grant exemptions to this policy. Exemptions may be granted only after consideration of pertinent factors and the interests of shareholders. As of [JANUARY 31, 2005], the adviser has entered into agreements with the following entities:

[TO BE UPDATED]

Except as described above, unless there are legitimate business purposes for selective disclosure and other conditions designed to protect the fund and their shareholders are met, the fund does not provide or permit others to provide information about the fund's portfolio holdings on a selective basis. However, the policy is not intended to prevent the disclosure of any and all portfolio information to the fund's service providers who generally need access to such information in the performance of their contractual duties and responsibilities, such as the adviser, the Trust's custodian, fund accounting agent, principal underwriter, auditors or counsel, and are subject to duties of confidentiality imposed by law and/or contract. Neither the adviser nor any fund receives any compensation or other consideration from these arrangements for the release of the funds' portfolio holdings information.

The Board of Trustees has approved this portfolio holdings disclosure policy and may require the adviser to provide reports on its implementation from time to time or require that the Trust's chief compliance officer monitor compliance with the policy.

In addition, the fund makes its portfolio holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by the federal securities laws, and are generally available within seventy (70) days after the end of a fund's fiscal quarter.


                                  MANAGEMENT

TRUSTEES AND OFFICERS OF THE TRUST AND PORTFOLIO TRUST


The Board of Trustees has established the investment objective and policies which govern the fund's and the Portfolio's operation. The Board has appointed officers of the Trust and Portfolio Trust who conduct the day-to-day business of the fund. The Board, however, remains responsible for ensuring that the fund is operating consistently according to its objective and policies and requirements of the federal securities laws. The trustees and executive officers of the Trust are listed below. The trustees of the Portfolio Trust are identical to the trustees of the Trust. All executive officers of the Trust and the Portfolio Trust are affiliates of TBCAM or Standish Mellon Asset Management Company LLC ("Standish Mellon") or its affiliates.

[TO BE UPDATED]



                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                    IN FUND
 NAME, ADDRESS AND (AGE)                                                             COMPLEX
POSITION WITH THE TRUST        TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S)       OVERSEEN            OTHER DIRECTORSHIPS HELD
  OR PORTFOLIO TRUST         LENGTH OF TIME SERVED*   DURING PAST 5 YEARS          BY TRUSTEE                 BY TRUSTEES
-----------------------      ----------------------   -------------------          -----------          ------------------------
                                                            DISINTERESTED TRUSTEES

Samuel C. Fleming (64)       Since 1986               Chairman of the Board              30                      None
Trustee c/o Decision                                and Chief Executive Officer,
Resources, Inc. 260                                   Decision Resources, Inc.
Charles Street Waltham,
MA  02453

Benjamin M. Friedman         Since 1989                William Joseph Maier,             30                      None
(60) Trustee c/o Harvard                           Professor of Political Economy,
University Cambridge,                                  Harvard University
MA  02138

John H. Hewitt (69),         Since 1986              Trustee, Mertens House, Inc.        30                      None
Trustee P.O. Box 233                                          (hospice)
New London, NH  03257

Caleb Loring III (61)        Since 1986                 Trustee, Essex Street            30                      None
Trustee c/o Essex                                         Associates (family
Street Associates                                      investment trust office)
400 Essex Street
Beverly, MA  01915

                                                            INTERESTED TRUSTEES


**Patrick J. Sheppard        Since 2003                Senior Vice President and         30                      None
(39) Trustee, President                                 Chief Operating Officer,
and Chief Executive                                    Mellon Institutional Asset
Officer, Mellon                                         Management; formerly Vice
Institutional Asset                                   President and Chief Financial
Management,                                           Officer, Mellon Institutional
One Boston Place                                           Asset Management.
Boston, MA  02108

                                           INTERESTED PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES



Barbara A. McCann (43)       Secretary                 Senior Vice President and         30                      None
Vice President and           since 2003                Head of Operations, Mellon
Secretary, Mellon                                    Institutional Asset Management,
Institutional Asset                                   formerly First Vice President,
Management, One Boston                                  Mellon Institutional Asset
Place Boston, MA  02108                                  Management and Mellon
                                                           Global Investments

Steven M. Anderson (39)     Vice President               Vice President and Mutual       30                      None
Vice President                since 1999;               Funds Controller, Standish
and Treasurer,                 Treasurer                 Mellon Asset Management;
Mellon Institutional          since 2002              formerly Assistant Vice President
Asset Management,                                        and Mutual Funds Controller,
One Boston Place                                      Standish Mellon Asset Management
Boston, MA  02108

Denise B. Kneeland (53)      Since 1996               Vice President and Manager,        30                      None
Assistant Vice President,                              Mutual Funds Operations,
Mellon Institutional                                    Standish Mellon Asset
Asset Management, One                                         Management
Boston Place Boston,
MA  02108

Cara E. Hultgren (34)        Since 2001                Assistant Vice President          30                      None
Assistant Vice President,                              and Manager, Shareholder
Mellon Institutional Asset                           Services, Mellon Institutional
Management, One Boston                                 Asset Management; formerly
Place Boston,                                          Shareholder Representative,
MA  02108                                           Standish Mellon Asset Management
                                                              Company LLC

Jan F. Jumet (38)            Since 2004              Senior Vice President and Chief     30                      None
Chief Compliance Officer,                                Compliance Officer for
Standish Mellon Asset                                Standish Mellon Asset Management
Management Company LLC,                               Company LLC; formerly Director
One Boston Place                                     of Compliance and Administration
Boston, MA  02108                                        and Chief Administration
                                                     Officer for Standish Mellon Asset
                                                        Management Company LLC and
                                                         Senior Vice President and
                                                      Chief Administration Officer
                                                     for Mellon Bond Associates, LLP
                                                        and First Vice President
                                                       and Senior Sales Associate
                                                        for Mellon Institutional
                                                             Asset Management

----------

* Each Trustee serves for an indefinite term, until his successor is elected. Each Officer is elected annually.

**    Mr. Sheppard is an "interested Trustee," as defined in the 1940 Act due to his position as Senior Vice President and Chief Operating Officer of Mellon Institutional Asset Management, which is a wholly-owned subsidiary of Mellon Financial Corporation, the parent company to TBCAM.

The Trust and the Portfolio Trust each have two standing committees of the Board
- an Audit Committee and a Nominating Committee. Messrs. Fleming, Friedman, Loring and Hewitt, each a Disinterested Trustee, serve on the Audit Committee and the Nominating Committee. The functions of the Audit Committee include recommending independent auditors to the Board, monitoring the independent auditors' performance, reviewing the results of audits and responding to certain other matters deemed appropriate by the Trustees. The Nominating Committee is responsible for the selection and nomination of candidates to serve as Trustees who are not "interested persons" of the Trust or the Portfolio Trust (the "Disinterested Trustees"). The Board of Trustees does not currently consider candidates proposed for nomination by the shareholders for election as Trustees.

During the most recently completed fiscal year for the Trust and the Portfolio Trust, the Trust's Board of Trustees held [x] meetings and the Portfolio Trust's Board of Trustees held [x] meetings. The Audit Committee held [x] meetings and the Nominating Committee held [x] meetings.

Set forth below is the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004:
[TO BE UPDATED]



                                                                        AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                   DOLLAR RANGE OF EQUITY                       IN ALL REGISTERED INVESTMENT
                                     SECURITIES IN THE                     COMPANIES OVERSEEN BY TRUSTEE IN THE
NAME OF TRUSTEE                   TRUST OR PORTFOLIO TRUST              MELLON INSTITUTIONAL FUNDS FAMILY OF FUNDS

                                  DISINTERESTED TRUSTEES

Samuel C. Fleming                 [$50,001 to $100,000]                           $50,001 to $100,000]
Benjamin M. Friedman                [Over $100,000]                                  [Over $100,000]
John H. Hewitt                      [Over $100,000]                                  [Over $100,000]
Caleb Loring, III                 [$10,001 to $50,000]                            [$10,001 to $50,000]

                                  INTERESTED TRUSTEES

Patrick J. Sheppard                     [None]                                           [None]


COMPENSATION OF TRUSTEES AND OFFICERS


[Neither the Trust nor the Portfolio Trust pays compensation to the Trustees of the Trust or the Portfolio Trust that are affiliated with TBCAM or Standish Mellon or to the Trust's and Portfolio Trust's officers. None of the Trustees or officers have engaged in any financial transactions (other than the purchase or redemption of the fund's shares) with the Trust or the Portfolio Trust during the calendar ended December 31, 2004, except that certain Trustees and officers who are directors and officers of TBCAM or Standish Mellon, may from time to time, purchase additional shares of common stock of Mellon Financial Corporation, the publicly traded indirect parent company of TBCAM and Standish Mellon.]

The following table sets forth all compensation paid to the Trust's and the Portfolio Trust's trustees as of each fund's calendar ended December 31, 2004:
[TO BE UPDATED]

                     AGGREGATE COMPENSATION FROM THE FUNDS
                                                       PENSION OR RETIREMENT           TOTAL COMPENSATION FROM FUNDS
                             SMALL CAP GROWTH         BENEFITS ACCRUED AS PART         AND PORTFOLIO & OTHER FUNDS IN
NAME OF TRUSTEE                    FUND**                OF FUNDS' EXPENSE                      COMPLEX*
----------------------------------------------------------------------------------------------------------------------
Samuel C.
Fleming                      $[      ]                     0                                  $[      ]
Benjamin M.
Friedman                     $[      ]                     0                                  $[      ]
John H. Hewitt               $[      ]                     0                                  $[      ]
Caleb Loring, III            $[      ]                     0                                  $[      ]
Patrick J.
Sheppard***                     0                          0                                      0



* As of the date of this Statement of Additional Information there were 30 funds in the fund complex.


**    The fund bears its pro rata allocation of trustees' fees paid by its corresponding Portfolio to the trustees of the Portfolio Trust.


***   Mr. Sheppard is not compensated by the funds.


MATERIAL RELATIONSHIPS OF THE DISINTERESTED TRUSTEES


For the purposes of the statements below: the immediate family members of any person are their spouse, children in the person's household (including step and adoptive children) and any dependent of the person; an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person; a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which TBCAM or any of its affiliates, such as Standish Mellon, acts as investment adviser. For example, the related funds include all of the funds for which a subsidiary of Mellon serves as an investment adviser.

[As of December 31, 2004, none of the Disinterested Trustees, nor any of the members of their immediate family, beneficially own any securities issued by TBCAM or Standish Mellon or any other entity in a control relationship to TBCAM or Standish Mellon. During the calendar years of 2003 and 2004, none of the Disinterested Trustees, nor any member of their immediate family, had any direct or indirect interest (the value of which exceeds $60,000), whether by contract, arrangement or otherwise, in Standish Mellon or any other entity in a control relationship to Standish Mellon. During the calendar years 2003 and 2004, none of the Disinterested Trustees, nor any member of their immediate family, has had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $60,000 and to which any of the following were a party (each, a "fund-related party"): (i) the funds, (ii) an officer of any of the funds, (iii) a related fund, (iv) an officer of any related fund, (v) TBCAM or Standish Mellon; (vi) any affiliate of TBCAM and Standish Mellon; or (vii) an officer of any such affiliate.]

[During the calendar years 2003 and 2004, none of the Disinterested Trustees, nor any members of their immediate family, had any relationship (the value of which exceeds $60,000) with any fund-related party, including, but not limited to, relationships arising out of (i) the payments for property and services,
(ii) the provisions of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate), or (iv) the provision of consulting service. ]

[None of the Trust's or Portfolio Trust's Trustees or officers has any arrangement with any other person pursuant to which the Trustee or officer serve in that capacity. During the calendar years 2003 and 2004, none of the Disinterested Trustees, nor any member of their immediate family, had any position, including as an officer, employee, director or partner, with any of:
(i) the Trust or Portfolio Trust, (ii) an officer of the Trust or Portfolio Trust, (iii) a related fund, (iv) an officer of any related fund, (v) TBCAM or Standish Mellon, or (vi) any other entity in a control relationship to the Trust or Portfolio Trust. ]

CERTAIN SHAREHOLDERS


At [January 15, 2005], the Trustees and officers of the Trust as a group beneficially owned (i.e., had voting and/or investment power) less than 1% of the then outstanding shares of the fund. Also at that date, no person beneficially owned 5% or more of the then outstanding shares of the fund except:

[TO BE UPDATED]

NAME AND ADDRESS                    PERCENTAGE OF
SMALL CAP GROWTH FUND             OUTSTANDING SHARES
[ ]                                      [ ]%*


* Because the shareholder beneficially owned 25% or more of the outstanding shares of the indicated fund, the shareholder was considered to control the fund. As a controlling person, the shareholder may be able to determine whether a proposal submitted to the shareholders of such fund will be approved or disapproved.


INVESTMENT ADVISER


Effective July 1, 2003, TBCAM replaced Standish Mellon as investment adviser to the Small Cap Growth Portfolio by assuming all of Standish Mellon's responsibilities and rights under the investment advisory agreement between the Portfolio and Standish Mellon. The services provided to the Portfolio pursuant to the investment advisory agreement after July 1, 2003 are the same as the services previously provided by Standish Mellon to the Portfolio. Pursuant to an agreement between TBCAM and Standish Mellon, TBCAM has engaged Standish Mellon to continue to provide, but on TBCAM's behalf, certain administrative, compliance and shareholder service functions previously provided by Standish Mellon directly.

TBCAM is registered as an investment adviser under the Investment Advisers Act of 1940. TBCAM is a wholly-owned indirect subsidiary of Boston Safe Deposit and Trust Company, a trust company, located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108. Boston Safe Deposit and Trust Company is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon").

TBCAM Holdings, also located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108, is the manager of TBCAM. The following constitute the members of the Board of Directors of TBCAM Holdings: [William Adam; Frank Antin; Stephen Canter; Corey Griffin; Peter Higgins; Edward Ladd; John Nagorniak; Ron O'Hanley; and Patrick Sheppard.]

Mellon is a global financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended.

Mellon is one of the world's leading providers of asset management, trust, custody and benefits consulting services and offers a comprehensive array of banking services for individuals and corporations. Mellon is among the twenty largest bank holding companies in the United States based on total assets.

Subject to the supervision and direction of the Trustees of the Trust and the Portfolio Trust, the adviser recommends investment decisions, places orders to purchase and sell securities and permits the Portfolios and the fund to use the name "The Boston Company." Under the investment advisory agreements, the adviser is paid a fee for its services based upon a percentage of the applicable Portfolio's average daily net asset value computed as set forth below. The advisory fees are payable monthly.

                                                                 CONTRACTUAL ADVISORY
                                                                        FEE RATE
                                                                 --------------------
                                                          (AS A PERCENTAGE OF AVERAGE DAILY
FUND                                                                   NET ASSETS)
Small Cap Growth Portfolio                                                0.80%



During the last fiscal year ended September 30, 2004, the fund and the Portfolio paid advisory fees in the following amounts:

[TO BE UPDATED]



FUND                            2002                   2003                2004
----                            ----                   ----                ----
Small Cap Growth Fund(1,2)      N/A                    N/A                 $[ ]
Small Cap Growth Portfolio    $218,680(2)           $135,614(2)           $[ ](2)



1      The fund does not pay directly advisory fees. The
fund bears its pro rata allocation of its corresponding Portfolio's expenses, including advisory fees.

2      For the fiscal years ended September 30, 2002, 2003 and 2004, the adviser voluntarily agreed not to impose a portion of its advisory fee in the amounts of
$61,643, $73,890 and $[          ], respectively.

The adviser has voluntarily and temporarily agreed to limit total expenses (excluding brokerage commissions, taxes and extraordinary expenses) of Small Cap Growth Fund Service Class to the total operating expenses of the Institutional Class, plus 0.25%, which represents the Service Plan fee. TBCAM may revise or discontinue these agreements at any time although it has no current intention to do so. If an expense limitation is exceeded, the compensation due to the adviser shall be proportionately reduced by the amount of such excess by reduction or refund thereof, subject to readjustment during the period during which such limit is in place.


Pursuant to the investment advisory agreements, the portfolio bears expenses of its operations other than those incurred by the adviser pursuant to the investment advisory agreement. Among other expenses, the fund and the Portfolios will pay share pricing and shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees and expenses; expenses of prospectuses, statements of additional information and shareholder reports; registration and reporting fees and expenses; and Trustees' fees and expenses.

Unless terminated as provided below, the investment advisory agreements continue in full force and effect from year to year after its initial terms but only so long as each such continuance is approved annually (i) by the Trustees of the Portfolio Trust or by the "vote of a majority of the outstanding voting securities" of the applicable Portfolio, and, in either event (ii) by vote of a majority of the Trustees of the Portfolio Trust who are not parties to the investment advisory agreement or "interested persons" (as defined in the 1940
Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each investment advisory agreement may be terminated at any time without the payment of any penalty by vote of the Trustees of the Portfolio Trust or by the "vote of a majority of the outstanding voting securities" of the applicable Portfolio or by the adviser, on sixty days' written notice to the other parties. The investment advisory agreements terminate in the event of its assignment as defined in the 1940 Act.

In an attempt to avoid any potential conflict with portfolio transactions for the Portfolios, the adviser, the Principal Underwriter, the Trust and the Portfolio Trust have each adopted extensive restrictions on personal securities trading by personnel of the adviser and its affiliates. These restrictions include: pre-clearance of all personal securities transactions and a prohibition of purchasing initial public offerings of securities. These restrictions are a continuation of the basic principle that the interests of the Portfolios and their investors come before those of the adviser and its employees.

FACTORS CONSIDERED BY THE DISINTERESTED TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT.

The 1940 Act requires that the investment advisory agreements between the adviser and the Portfolio Trust, on behalf of the fund or Portfolio, be approved annually both by the respective Boards of Trustees and also by a majority of the Disinterested Trustees voting separately. At a meeting held on October [x], 2004, the Board of Trustees of the Portfolio Trust, including all of the Disinterested Trustees voting separately in person, determined that the terms of the investment advisory agreement are fair and reasonable and that the agreement is in the best interest of the Portfolio.

[In evaluating the investment advisory agreement, the Trustees reviewed materials furnished by the adviser, including information about their respective affiliates, personnel, operations and financial condition. The Trustees also discussed with representatives of the adviser the fund's and Portfolio's operations and the adviser's ability to provide advisory and other services to the fund and the Portfolio. The Trustees also reviewed, among other things:


    - the scope and nature of the advisory and administrative services provided by the adviser and its affiliates;
    - the fee charged by the adviser for investment advisory services as well as other compensation or benefits, including "soft dollar" benefits, received by the adviser and its affiliates;
    - the investment performance, fees and total expenses of the fund and the Portfolio and of the investment companies with similar objectives and strategies managed by other investment advisers as well as the investment performance of unmanaged securities indices;
    - the profitability to the adviser of managing the Fund and the Portfolio.
    -    sales and redemption activity of the Fund and Portfolio;
    - the experience of the investment advisory personnel providing services to the Fund and the Portfolio; and
    - the adviser's brokerage practices with respect to the Portfolio's portfolio transactions;

The Trustees considered the following as relevant to their determination: (1) the favorable history, reputation, qualification and background of the adviser and Mellon as well as the qualifications of their respective personnel; (2) reasonableness of the fee and expense ratios of the Fund and Portfolio relative to the quality of services expected to be provided and their comparability to the fee and expense ratios of similar investment companies; (3) the strategic plan offered by Mellon for the support and growth of its asset management subsidiaries, and the adviser's place within that plan and (4) other factors that the Trustees deemed relevant. The Trustees deemed each of these factors to be relevant to their consideration of each investment advisory agreement.]


ADMINISTRATOR

Mellon Bank, N.A. ("Mellon Bank"), with its principal place of business at One Mellon Center, Pittsburgh, Pennsylvania 15258, provides administration and accounting services to the fund. Mellon Bank is a wholly-owned subsidiary of Mellon.

Pursuant to agreements between Mellon Bank and the Trust, Mellon Bank provides the funds with administration services which include financial reporting, registered investment company compliance, and Board and tax reporting, and Mellon Bank is responsible for supervising the provision of transfer agent services to the funds by Dreyfus Transfer, Inc. ("DTI") and serves as liaison between the Trust and their other service providers as agreed upon from time to time by the Trust and Mellon Bank. For these services, Mellon Bank receives a fee of $15,000 per year per fund and an additional fee of $3,000 per year for each additional class of shares for each fund.

Mellon Bank also provides accounting services to the funds and Portfolios, including valuation services, maintenance of certain books and records and preparation of various accounting reports and statements. For these services, Mellon Bank receives a fee of $30,000 per year per fund which invests primarily in U.S. securities, $45,000 per year per fund which invests primarily in foreign securities, $18,000 per year per fund with less than $25 million assets, and an additional fee of $3,000 per year for each additional class of shares for each fund.

TRANSFER AGENT

Dreyfus Transfer, Inc. ("DTI") serves as the transfer agent for the funds. DTI is a wholly owned indirect subsidiary of Mellon.

Pursuant to agreements between DTI and the Trust, DTI provides the funds with transfer agency services which include maintaining shareholder records, processing shareholder transactions and fund dividend activity and preparing and mailing shareholder reports and confirmations. For these services, DTI receives a fee of $6,000 per year per fund and an additional fee of $6,000 per year for each additional class of shares for each fund. DTI also receives an additional fee of $19.06 per open shareholder account in a daily dividend fund and $12.84 per open shareholder account in a quarterly/annual dividend fund and a custodial fee of $10.00 per IRA/Keough account (subject to a $25.00 maximum per participant).

DISTRIBUTOR OF THE TRUST

Mellon Funds Distributor, L.P., an affiliate of the adviser, serves as the Trust's exclusive principal underwriter and makes itself available to receive purchase orders for the fund's shares. In that capacity, Mellon Funds Distributor has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of the fund's shares in accordance with the terms of the Underwriting Agreement between the Trust and Mellon Funds Distributor. Pursuant to the Underwriting Agreement, Mellon Funds Distributor has agreed to use its best efforts to obtain orders for the continuous offering of the fund's shares. Mellon Funds Distributor receives no commissions or other compensation for its services, and has not received any such amounts in any prior year. The Underwriting Agreement shall continue in effect with respect to the fund until two years after its execution and for successive periods of one year thereafter only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the fund's outstanding shares or by the Trustees of the Trust or (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement will terminate automatically if assigned by either party thereto and is terminable with respect to a fund at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a majority of the applicable fund's outstanding shares, in any case without payment of any penalty on not more than 60 days' written notice to the other party. The offices of Mellon Funds Distributor are located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108.

CUSTODIAN

Mellon Bank serves as the custodian of the assets of the Trust.

                                 CODE OF ETHICS

CODE OF ETHICS. The Board of Trustees has approved a code of ethics under Rule 17j-1 under the 1940 Act which is applicable to officers, trustees/directors and designated employees of the fund, and has also approved a code of ethics under Rule 17j-1 which is applicable to the officers, trustees/directors and designated employees of the adviser, the principal underwriter and certain affiliates. The codes of ethics establishes procedures for personal investing and restricts certain transactions. Employees, trustees/directors and officers subject to these codes of ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the funds, and is designed to prescribe means reasonably necessary to prevent conflicts of interest from arising in connection with personal securities transactions. The codes are on public file with and available from the SEC.


                                 SERVICE PLAN

The Trust, with respect to Small Cap Growth Fund Service Class, has adopted a service plan (the "Service Plan"). The Service Plan provides that a fund may compensate entities ("Account Administrators") that provide omnibus accounting services for groups of individuals who beneficially own fund shares ("Omnibus Accounts") for providing certain personal, account administration and/or shareholder liaison services to participants in the Omnibus

Accounts. Pursuant to the Service Plan, the fund may enter into agreements with Account Administrators which purchase shares of the fund ("Service Agreements"). Under such Service Agreements or otherwise, Account Administrators may perform some or all of the following services: (a) establishing and maintaining Omnibus Accounts with the fund; (b) establishing and maintaining subaccounts and subaccount balances for Omnibus Accounts and their participants ("Participants"); (c) processing orders by Omnibus Accounts and Participants to purchase, redeem and exchange fund shares promptly and in accordance with the effective prospectus relating to such shares; (d) transmitting to the fund (or its agent) on each Business Day (as defined below) a net subscription or net redemption order reflecting subscription, redemption and exchange orders received by it with respect to the Omnibus Accounts; (e) receiving and transmitting funds representing the purchase price or redemption proceeds relating to such orders; (f) mailing fund prospectuses, statements of additional information, periodic reports, transaction confirmations and subaccount information to Omnibus Accounts and Participants; (g) answering Omnibus Account and Participant inquiries about the fund, subaccount balances, distribution options and such other administrative services for the Omnibus Account and the Participants as provided for in the service agreements between the Account Administrator and the Omnibus Account; and (h) providing such statistical and other information as may be reasonably requested by the fund or necessary for the fund to comply with applicable federal or state laws.

As compensation for such services, the fund may pay each Account Administrator a service fee in an amount of up to 0.25% (on an annualized basis) of the fund's average daily net assets attributable to fund shares that are attributable to or held in the name of such Account Administrator. Account Administrators may from time to time be required to meet certain other criteria in order to receive service fees.


In accordance with the terms of the Service Plan, TBCAM provides to the Trust for review by the Trustees a quarterly written report of the amounts expended under the Service Plan and the purpose for which such expenditures were made. In the Trustees' quarterly review of the Service Plan, they will consider the continued appropriateness and the level of compensation that the Service Plan provides.


Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974 ("ERISA")) may apply to an Account Administrator's receipt of compensation paid by the fund in connection with the investment of fiduciary assets in fund shares. Account Administrators that are subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal advisers before investing fiduciary assets in fund shares and receiving service fees.

The Trust believes that fiduciaries of ERISA plans may properly receive fees under the Service Plan if the plan fiduciary otherwise properly discharges its fiduciary duties, including (if applicable) those under ERISA. Under ERISA, a plan fiduciary, such as a trustee or investment manager, must meet the fiduciary responsibility standards set forth in part 4 of Title I of ERISA. These standards are designed to help ensure that the fiduciary's decisions are made in the best interests of the plan and are not colored by self-interest.

Section 403(c)(1) of ERISA provides, in part, that the assets of a plan shall be held for the exclusive purpose of providing benefits to the plan's participants and their beneficiaries and defraying reasonable expenses of administering the plan. Section 404(a)(1) sets forth a similar requirement on how a plan fiduciary must discharge his or her duties with respect to the plan, and provides further that such fiduciary must act prudently and solely in the interest of the participants and beneficiaries. These basic provisions are supplemented by the per se prohibitions of certain classes of transactions set forth in Section 406 of ERISA.

Section 406(a)(1)(D) of ERISA prohibits a fiduciary of an ERISA plan from causing that plan to engage in a transaction if he knows or should know that the transaction would constitute a direct or indirect transfer to, or use by or for the benefit of, a party in interest, of any assets of that plan. Section 3(14) includes, within the definition of "party in interest" with respect to a plan, any fiduciary with respect to that plan. Thus, Section 406(a)(1)(D) would not only prohibit a fiduciary from causing the plan to engage in a transaction which would benefit a third person who is a party in interest, but it also would prohibit the fiduciary from similarly benefiting himself. In addition, Section 406(b)(1) specifically prohibits a fiduciary with respect to a plan from dealing with the assets of that plan in his own interest or for his own account.
Section 406(b)(3) supplements these provisions by prohibiting a plan fiduciary from receiving any consideration for his own personal account from any party dealing with the plan in connection with a transaction involving the assets of the plan.

In accordance with the foregoing, however, a fiduciary of an ERISA plan may properly receive service fees under the Service Plan if the fees are used for the exclusive purpose of providing benefits to the plan's participants and their beneficiaries or for defraying reasonable expenses of administering the plan for which the plan would otherwise be liable. See, e.g., Department of Labor ERISA Technical Release No. 86-1 (stating a violation of ERISA would not occur where a broker-dealer rebates commission dollars to a plan fiduciary who, in turn, reduces its fees for which the plan is otherwise responsible for paying). Thus, the fiduciary duty issues involved in a plan fiduciary's receipt of the service fee must be assessed on a case-by-case basis by the relevant plan fiduciary.


                 SUMMARY OF PROXY VOTING POLICY AND PROCEDURES

The Boards of Trustees of each of the Trust and Portfolio Trust have adopted proxy voting policies and procedures (the "Fund's Proxy Voting Policies") which delegate to the adviser the authority to vote proxies of companies held in a fund's or Portfolio's portfolio. The adviser, through its participation on the Mellon Proxy Policy Committee (the "MPPC"), applies Mellon's Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the funds or the Portfolios.

The adviser recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser's duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients' interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders.

All proxies received by the funds or Portfolios are reviewed, categorized, analyzed and voted in accordance with detailed, pre-determined written proxy voting guidelines (the "Mellon Voting Guidelines") which have been developed by the MPPC based on internal and external research and recommendations provided by Institutional Shareholder Services, an independent proxy voting agent ("ISS"). ISS has been engaged as proxy voting agent to review each proxy received by a fund or Portfolio and apply the Mellon Voting Guidelines to determine how the proxy should be voted. Items that can be categorized by ISS under the Mellon Voting Guidelines are voted by ISS in accordance with the Mellon Voting Guidelines or referred to the MPPC, if the guidelines so require. Proposals that cannot be categorized under the Mellon Voting Guidelines are referred to the MPPC for discussion and vote, which the MPPC does without consideration of any client relationship factors. Additionally, the MPPC reviews proposals where it has identified a particular company, industry or issue for special scrutiny. The Mellon Voting Guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in Mellon's or the adviser's policies on specific issues.

With regard to voting proxies of foreign companies, the MPPC weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, the MPPC seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

When evaluating proposals, the MPPC recognizes that the management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the MPPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The MPPC believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the MPPC generally opposes proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. Accordingly, the MPPC generally votes in accordance with management on issues that the MPPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

On questions of social responsibility where economic performance does not appear to be an issue, the MPPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The MPPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

In evaluating proposals regarding incentive plans and restricted stock plans, the MPPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the MPPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The MPPC generally votes against proposals that permit or are silent on the repricing or replacement of stock options without shareholder approval.

The adviser seeks to avoid material conflicts of interest by participating in the MPPC, which applies the Mellon Proxy Voting Guidelines in an objective and consistent manner across all client accounts, including the funds and Portfolios, through ISS as proxy voting agent. In situations where the adviser or the MPPC believes there may be an actual or potential material conflict of interest in voting a proxy on behalf of a fund or Portfolio, MPPC will engage ISS pursuant to a separate agreement to act as an independent fiduciary to vote the proxy in a manner which ISS determines, in its sole discretion, is in the best interests of the effected fund or Portfolio. In situations where the adviser or its affiliates have discretion over the assets of an advisory client which are invested in a Mellon Institutional Fund, the MPPC has engaged ISS as independent fiduciary to vote proxies issued by the fund on behalf of such clients.

The Fund's Proxy Voting Policies requires the adviser to submit to the Boards promptly in writing any material changes to the adviser's proxy voting policies and procedures. The Boards must approve any such material changes within six months of the submission. The Fund's Proxy Voting Policies also require the adviser to submit quarterly and annual reports to the Boards describing, among other things, any material issues arising under these proxy voting policies and procedures and any exceptions from the adviser's proxy voting policies and procedures.


                       PURCHASE AND REDEMPTION OF SHARES
Additional information on purchase and redemption of shares is included in the prospectus.

The Trust may suspend the right to redeem fund shares or postpone the date of payment upon redemption for more than seven days (i) for any period during which the New York Stock Exchange is closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by a fund of securities owned by it or determination by a fund of the value of its net assets is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of shareholders of the fund.

The Trust intends to pay redemption proceeds in cash for all fund shares redeemed but, under certain conditions, the Trust may make payment wholly or partly in fund portfolio securities. Portfolio securities paid upon redemption of fund shares will be valued at their then current market value. The Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act which limits the fund's obligation to make cash redemption payments to any shareholder during any 90-day period to the lesser of $250,000 or 1% of the fund's net asset value at the beginning of such period. An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash.

                            PORTFOLIO TRANSACTIONS


The adviser is responsible for placing the portfolio's portfolio transactions and will do so in a manner deemed fair and reasonable to the Portfolio and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. In selecting broker-dealers and in negotiating commissions, the adviser will consider the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. In addition, if the adviser determines in good faith that the amount of commissions charged by a broker is reasonable in relation to the value of the brokerage and research services provided by such broker, the Portfolios may pay commissions to such broker in an amount greater than the amount another firm may charge. Research services may include (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (ii) furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends, portfolio strategy, access to research analysts, corporate management personnel, industry experts and economists, comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analysis, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist the adviser in carrying out its responsibilities and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research services furnished by firms through which the Portfolios effect its securities transactions may be used by the adviser in servicing other accounts; not all of these services may be used by the adviser in connection with the Portfolio generating the soft dollar credits. The investment advisory fee paid by the Portfolios under the investment advisory agreements will not be reduced as a result of the adviser's receipt of research services.


The adviser also places portfolio transactions for other advisory accounts. The adviser will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for a Portfolio and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to a Portfolio. In making such allocations, the main factors considered by the adviser will be the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment.


                             BROKERAGE COMMISSIONS

[TO BE UPDATED]



                                                               AGGREGATE BROKERAGE COMMISSIONS
                                                        PAID BY THE FUND FOR PORTFOLIO TRANSACTION
                                                        ------------------------------------------
        FUND/PORTFOLIO                                       2002           2003             2004
        --------------                                       ----           ----             ----
Small Cap Growth Fund(1)                                     N/A            N/A              [N/A]
Small Cap Growth Portfolio(2, 3)                         $330,782        $364,271           $[   ]



(1) The fund is a feeder fund in the master-feeder structure and does not directly pay brokerage commissions but bears its pro rata share of brokerage commissions paid by its corresponding Portfolio.
(2) At September 30, 2004, the Portfolio held the following securities of its regular brokers or dealers: [NAME], [NUMBER OF SHARES]

(3) The differences in brokerage commissions paid by the Portfolio each year is attributable to changes in the net assets in the Portfolio over those years.

                       DETERMINATION OF NET ASSET VALUE

The fund's net asset value is calculated each day on which the NYSE is open (a "Business Day"). Currently, the NYSE is not open on weekends, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value of the fund's shares is determined as of the close of regular trading on the NYSE (normally 4:00 p.m., New York City time). If the NYSE closes early, the calculation of net asset value will be accelerated to the actual closing time. Net Asset Value is computed by dividing the value of all securities and other assets of a fund (substantially all of which will be represented by the fund's interest in its corresponding Portfolio) less all liabilities by the applicable number of fund shares outstanding, and adjusting to the nearest cent per share. Expenses and fees of the fund are accrued daily and taken into account for the purpose of determining net asset value.

The value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the fund is determined. Each investor in a Portfolio may add to or reduce its investment in the Portfolio on each Business Day. As of the close of regular trading on the NYSE on each Business Day, the value of each investor's interest in a Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in a Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of regular trading on the NYSE on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of regular trading on the NYSE on such day plus or minus, as the case may be, the amount of the net additions to or reductions in the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in a Portfolio as of the close of regular trading on the NYSE on the following Business Day.

Portfolio securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid price. Securities for which quotations are not readily available and all other assets are valued at fair value as determined in good faith at the direction of the Trustees.

Money market instruments with less than sixty days remaining to maturity when acquired by the Portfolio are valued on an amortized cost basis. If a fund acquires a money market instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees of the Trust or the Portfolio Trust determine during such sixty-day period that amortized cost does not represent fair value.


Generally, trading in securities on foreign exchanges is substantially completed each day at various times prior to the close of regular trading on the NYSE. If a security's primary exchange is outside the U.S., the value of such security used in computing the net asset value of a Fund's shares is determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the NYSE. Occasionally, events which affect the values of foreign securities and currency exchange rates may occur between the times at which they are determined and the close of regular trading on the NYSE and will therefore not be reflected in the computation of the fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith by the Trustees of the Trust or the Portfolio Trust.

                            THE FUND AND ITS SHARES

The fund is a diversified investment series of the Trust, an open-end management investment company organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated August 13, 1986, as amended from time to time. Under the Agreement and Declaration of Trust, the Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $.01 per share, of the fund. Small Cap Growth Fund offers two classes of shares: Service Class and Institutional Class. Shares of the Institutional Class are offered through another prospectus and SAI. Shares of each class of Small Cap Growth Fund represent interests in the fund in proportion to each share's net asset value. The per share net asset value of each class of shares is calculated separately and may differ as a result of the service fee applicable to Service Class shares and the allocation of certain class-specific expenses which apply to only one of the classes. Shareholders are not entitled to any preemptive, conversion or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust. Upon any liquidation of a fund, shareholders of that fund are entitled to share pro rata in the net assets available for distribution.


Pursuant to the Declaration, the Trustees may create additional funds by establishing additional series of shares in the Trust. The establishment of additional series would not affect the interests of current shareholders in any Fund. The Trustees have established other series of the Trust. Pursuant to the Declaration, the Board may establish and issue multiple classes of shares for each series of the Trust. Pursuant to the Declaration of Trust and subject to shareholder approval (if then required by applicable law), the Trustees may authorize the fund to invest all of its investable assets in a single open-end investment company that has substantially the same investment objectives, policies and restrictions as the fund. As of the date of this SAI, the fund invest all of its investible assets in other open-end investment companies (i.e., the corresponding Portfolio).

All fund shares have equal rights with regard to voting, and shareholders of a fund have the right to vote as a separate class with respect to matters as to which their interests are not identical to those of shareholders of other classes of the Trust, including the approval of an investment advisory contract and any change of investment policy requiring the approval of shareholders.

Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration also provides for indemnification from the assets of the Trust for all losses and expenses of any Trust shareholder held liable for the obligations of the Trust. Thus, the risk of a shareholder incurring a financial loss on account of his or its liability as a shareholder of the Trust is limited to circumstances in which the Trust would be unable to meet its obligations. The possibility that these circumstances would occur is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Declaration also provides that no series of the Trust is liable for the obligations of any other series. The Trustees intend to conduct the operations of the Trust to avoid, to the extent possible, ultimate liability of shareholders for liabilities of the Trust.

Except as described below, whenever the Trust is requested to vote on a fundamental policy of or matters pertaining to a Portfolio, the Trust will hold a meeting of the associated fund's shareholders and will cast its vote proportionately as instructed by the fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the fund shareholders who do, in fact, vote. Subject to applicable statutory and regulatory requirements, a fund would not request a vote of its shareholders with respect to (a) any proposal relating to the Portfolio, which proposal, if made with respect to the fund, would not require the vote of the shareholders of the fund, or (b) any proposal with respect to the Portfolio that is identical in all material respects to a proposal that has previously been approved by shareholders of the fund. Any proposal submitted to holders in a Portfolio, and that is not required to be voted on by shareholders of the fund, would nonetheless be voted on by the Trustees of the Trust.

                        THE PORTFOLIO AND ITS INVESTORS


The portfolio is a series of Mellon Institutional Funds Master Portfolio (formerly, Standish, Ayer & Wood Master Portfolio), which, like the Trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Portfolio Trust was organized as a master trust fund under the laws of the State of New York on January 18, 1996.


Interests in a Portfolio have no preemptive or conversion rights, and are fully paid and non-assessable, except as set forth in the Prospectus. A Portfolio normally will not hold meetings of holders of such interests except as required under the 1940 Act. A Portfolio would be required to hold a meeting of holders in the event that at any time less than a majority of its Trustees holding office had been elected by holders. The Trustees of a Portfolio continue to hold office until their successors are elected and have qualified. Holders holding a specified percentage of interests in a Portfolio may call a meeting of holders in the Portfolio for the purpose of removing any Trustee. A Trustee of the Portfolio may be removed upon a majority vote of the interests held by holders in the Portfolio qualified to vote in the election. The 1940 Act requires a Portfolio to assist its holders in calling such a meeting. Upon liquidation of a Portfolio, holders in a Portfolio would be entitled to share pro rata in the net assets of a Portfolio available for distribution to holders. Each holder in the Portfolio is entitled to a vote in proportion to its percentage interest in the Portfolio.

                                   TAXATION


[TO BE UPDATED]

Each series of the Trust, including the fund, is treated as a separate entity for accounting and tax purposes. The fund has qualified and elected to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code, and intends to continue to so qualify in the future. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the fund will not be subject to Federal income tax on its investment company taxable income which includes, among other things, dividends, taxable interest and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses and net capital gain (which is the excess, if any, of its net long-term capital gain over its net short-term capital loss) which are distributed timely to shareholders in accordance with the requirements of the Code.


The portfolio is treated as a partnership for federal income tax purposes. As such, the Portfolio is not subject to federal income taxation. Instead, the corresponding fund must take into account, in computing its federal income tax liability (if any), its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. Because the fund invests its assets in a corresponding Portfolio, the portfolio normally must satisfy the applicable source of income and diversification requirements in order for the corresponding fund to satisfy such requirements. The portfolio will allocate at least annually among its investors, including the fund, each investor's distributive share of that Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. The Portfolio will make allocations to the fund in a manner intended to comply with the Code and applicable regulations and will make cash available for withdrawal at appropriate times and in sufficient amounts to enable the corresponding fund to satisfy the tax distribution requirements that must be satisfied in order for the fund to avoid Federal income and/or excise tax. For purposes of applying the requirements of the Code regarding qualification as a RIC, the fund will be deemed (i) to own its proportionate share of each of the assets of the corresponding Portfolio and (ii) to be entitled to the gross income of the corresponding Portfolio attributable to such share.


The fund will be subject to a non-deductible 4% federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The fund intends under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements. Certain distributions made in order to satisfy the Code's distribution requirements may be declared by the fund as of a record date in October, November or December but paid during the following January. Such distributions will be treated by shareholders under the Code as if received on December 31 of the year the distributions are declared, rather than the year in which the distributions are received.

Provided that the fund continues to qualify as a regulated investment company, it will also not be required to pay any Massachusetts income tax, corporate excise or franchise taxes.

The fund will not distribute net capital gains realized in any year to the extent that a capital loss is carried forward from prior years against such gain. For Federal income tax purposes, the fund is permitted to carry forward a net capital loss recognized in any year to offset its own net capital gains, if any, for up to eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the fund and, as noted above, would not be required to be distributed as such to shareholders. As of the end of its most recent taxable year, the Fund has $4,445,465, $18,715,884 and 2,310,329 of capital loss carryforwards which expire on September 30, 2009, 2010 and 2011, respectively, available to offset future net capital gains.

Certain options, futures or currency forward transactions undertaken by the Portfolio may cause the Portfolio to recognize gains or losses from marking to market even though the Portfolio's positions have not been sold or terminated and may affect the character of such gains and losses as long-term or short-term (or, in the case of certain options, futures or forward contracts relating to foreign currency, as ordinary income or loss) and the timing of some capital gains and losses realized by the Portfolio and allocable to the fund. Additionally, the Portfolio may be required to recognize gain if an option, futures, or forward contract, short sale, swap or other strategic transaction that is not subject to the mark to market rules is treated as a "constructive sale" of an "appreciated financial position" held by the Portfolio under Section 1259 of the Code. Any net mark to market gains and/or gains from constructive sales may also have to be distributed by the fund to satisfy the distribution requirements referred to above even though no corresponding cash amounts may concurrently be received, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Also, certain losses on transactions involving options, futures or forward contracts and/or offsetting or successor positions may be deferred under the tax straddle rules rather than being taken into account currently in calculating the Portfolio's and therefore the fund's taxable income or gain and may also affect the long-term or short-term characterization of capital gains or losses from such positions. Certain of the applicable tax rules may be modified if the Fund or Portfolio is eligible and chooses to make one or more of certain tax elections that may be available. These transactions may therefore affect the amount, timing and character of the fund's distributions to shareholders. The portfolio and fund will take into account the special tax rules applicable to options, futures, forward contracts and constructive sales in order to minimize any potential adverse tax consequences.


If the Portfolio invests in zero coupon securities, certain increasing rate or deferred interest securities or, in general, other securities with original issue discount (or with market discount if an election is made to include market discount in income currently), the Portfolio must accrue income on such investments prior to the receipt of the corresponding cash payments. However, the fund must distribute, at least annually, all or substantially all of its net income, including its distributive share of such income accrued by the corresponding Portfolio, to shareholders to qualify as a regulated investment company under the Code and avoid federal income and excise taxes. Therefore, the Portfolio may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to allow satisfaction of the distribution requirements.

The Federal income tax rules applicable to certain structured or hybrid securities, dollar rolls, currency swaps or interest rate swaps, caps, floors and collars are unclear in certain respects, and the Portfolio will account for these instruments in a manner that is intended to allow the fund to continue to qualify as regulated investment companies.


In some countries, restrictions on repatriation of earnings may make it difficult or impossible for the Portfolio to obtain cash corresponding to its earnings from such countries which may cause the fund to have difficulty obtaining cash necessary to satisfy tax distribution requirements.

Foreign exchange gains and losses realized by the Portfolio in connection with certain transactions, if any, involving foreign currency-denominated debt securities, certain foreign currency futures contracts and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of fund distributions to shareholders. In some cases, elections may be available that would alter this treatment. Any such transactions that are not directly related to the Portfolios' investment in stock or securities (or its options contracts or futures contracts with respect to stock or securities), could under Treasury regulations that may be promulgated in the future produce income not among the types of "qualifying income" from which the fund must derive at least 90% of its gross income for its taxable year.

The portfolio may be subject to withholding and other taxes imposed by foreign countries with respect to investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. Investors in the fund would be entitled to claim U.S. foreign tax credits or deductions with respect to such taxes, subject to certain holding period requirements and other provisions and limitations contained in the Code, only if more than 50% of the value of the fund's total assets at the close of any taxable year were to consist of stock or securities of foreign corporations (taking into account the fund's allocable share of the Portfolio's assets) and the fund were to file an election with the Internal Revenue Service. Because the investments of the Portfolios are such that the fund expects that it generally will not meet this 50% requirement, shareholders of the fund generally will not directly take into account the foreign taxes, if any, paid by the Portfolio and will not be entitled to any related tax deductions or credits. Such taxes will reduce the amounts the fund would otherwise have available to distribute.

If the Portfolio acquires stock (including, under regulations that may be promulgated in the future, an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), it or the corresponding fund could be subject to Federal income tax and additional interest charges on "excess distributions" actually or constructively received from such companies or gain from the actual or deemed sale of stock in such companies, even if all income or gain actually realized is timely distributed to its shareholders. Such funds would not be able to pass through to their shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election could require them to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains from the sale of stock of passive foreign investment companies as ordinary income. The Portfolios may limit and/or manage stock holdings, if any, in passive foreign investment companies to minimize the fund's tax liability or maximize its return from these investments.

For U.S. Federal income tax purposes, assuming the fund has sufficient current or accumulated earnings and profits, distributions of the fund generally will be taxable whether a shareholder takes them in cash or they are reinvested in additional shares of the fund. In general, dividends from investment company taxable income are taxable either as ordinary income or, if so designated by the fund and certain other conditions are met, as "qualified dividend income" taxable to individual shareholders at a maximum 15% Federal tax rate, and dividends from net capital gain that are designated as capital gain dividends are taxable as long-term capital gains for U.S. Federal income tax purposes without regard to the length of time the shareholder has held shares of the fund.

Dividend income distributed to individual shareholders may qualify for such maximum 15% tax rate to the extent that such dividends are attributable to qualified dividend income from the fund's allocable portion of the fund's share of the portfolio's investments in common and preferred stock of U.S. companies and stock of certain foreign corporations, provided that certain holding period and other requirements are met. Capital gain dividends distributed by the fund to individual shareholders generally will qualify for the maximum 15% Federal tax rate on long-term capital gains. Under current law, the maximum 15% Federal tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Dividends distributed to shareholders attributable to income from the allocable portion of the fund's share of the portfolio's investments in debt securities, repurchase agreements, loans or other investments that do not produce "qualified dividend income" as that term is defined in Section 1(h)(11) of the Code will not qualify for the maximum 15% Federal tax rate on "qualified dividend income", unless 95% or more the fund's "gross income" (as specially computed) for a taxable year is comprised of qualified dividend income received by the fund, in which case all dividends attributable to such "gross income" will be taxable to individual shareholders at a maximum 15% Federal tax rate if certain holding period and other requirements are met.
Distributions by the fund in excess of its current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in its shares and any such amount in excess of that basis will be treated as gain from the sale of shares, as discussed below.

The allocable portion of the fund's share of the dividends received by the portfolio from U.S. corporations in respect of any share of stock that has been held for a requisite holding period in an unleveraged position and that are distributed and designated by the fund (except for capital gain dividends received from a regulated investment company) may be eligible for the 70% dividends-received deduction generally available to corporations under the Code. Any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced for U.S. Federal income tax purposes by reason of "extraordinary dividends" received with respect to the shares. To the extent such basis would be reduced below zero, current recognition of income may be required. In order to qualify for the deduction, corporate shareholders must meet a minimum holding period with respect to their fund shares, and, if they borrow to acquire or otherwise incur debt attributable to fund shares, they may be denied a portion of the dividends-received deduction. The entire dividend, including the otherwise deductible amount, will be included in determining a corporation's adjusted current earnings component of its alternative minimum taxable income, which may increase a corporation's alternative minimum tax liability.


At the time of an investor's purchase of fund shares, a portion of the purchase price may be attributable to undistributed net investment income and/or realized or unrealized appreciation in the fund's share of the Portfolio's portfolio. Consequently, subsequent distributions by the fund on such shares from such income and/or appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions economically represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the fund in a transaction that is treated as a sale for tax purposes, a shareholder may realize a taxable gain or loss, depending upon the difference between the redemption proceeds and the shareholder's tax basis in his shares. Such gain or loss will generally be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Any loss realized on a redemption or other disposition of shares may be disallowed to the extent the shares disposed of are replaced with other shares of the same fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.


Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Qualified retirement plan participants should consult their tax advisers for more information.

Under recently promulgated Treasury regulations, if a shareholder recognizes a loss on the disposition of fund shares in the amount of $2 million or more in the case of an individual shareholder, or $10 million or more in the case of a corporate shareholder, in any single taxable year (or greater amounts over a combination of years), the shareholder must file a disclosure statement on Form 8886 with the IRS. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, holders of shares in regulated investment companies are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or nor the taxpayer's treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, securities dealers and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption or other disposition (including an exchange) of fund shares may also be subject to state and local taxes. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent, if any, the fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) investments in certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their tax advisers regarding the applicable requirements in their particular states, including the effect, if any, of a feeder fund's indirect ownership (through the Portfolio) of any such obligations, as well as the Federal, any other state or local, and foreign tax consequences of ownership of shares of, and receipt of distributions from, the fund in their particular circumstances.

Individuals and certain other classes of shareholders may be subject to 28% backup withholding of Federal income tax on dividends, capital gain distributions, and the proceeds of redemptions or repurchases of shares, if they fail to furnish the fund with their correct taxpayer identification number and certain certifications or if they are otherwise subject to backup withholding.

Federal law requires that taxable distributions and proceeds of redemptions and exchanges be reported to the IRS and that 28% be withheld if a shareholder fails to provide the correct Taxpayer Identification Number ("TIN") and the TIN-related certifications contained in the Account Purchase Application ("Application") or is otherwise subject to backup withholding. The fund will not impose backup withholding as a result of your failure to make any certification, except the certifications in the Application that directly relate to the shareholder's TIN and backup withholding status. Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing the shareholder's Federal income tax return.

For most individual taxpayers, the TIN is the social security number. Special rules apply for certain accounts. For example, for an account established under the Uniform Gift to Minors Act, the TIN of the minor should be furnished. If the shareholder does not have a TIN, the shareholder may apply for one using forms available at local offices of the Social Security Administration or the IRS, and should write "Applied For" in the space for a TIN on the Application.

Recipients exempt from backup withholding, including corporations and certain other entities, should provide their TIN and underline "exempt" in section 2(a) of the TIN section of the Application to avoid possible erroneous withholding.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the fund and, unless an effective IRS Form W-8BEN, or other authorized form is on file, to backup withholding at the rate of 28% on certain distributions from the fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the fund.


                             ADDITIONAL INFORMATION

The fund's prospectus and this SAI omit certain information contained in the Trust's registration statement filed with the SEC, which may be obtained from the SEC's principal office at 450 Fifth Street, N.W., Washington, D.C. 20549, upon payment of the fee prescribed by the rules and regulations promulgated by the SEC.

                       EXPERTS AND FINANCIAL STATEMENTS


The fund's and Portfolio's financial statements contained in the 2004 Annual Reports of the fund and the Portfolio have been audited by [ ], independent auditors, and are incorporated by reference into this SAI.

[   ], 2005

                            [STANDISH MELLON LOGO]
                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                            Mellon Financial Center
                               One Boston Place
                          Boston, Massachusetts 02108
                                (800) 221-4795
                      STATEMENT OF ADDITIONAL INFORMATION
                MELLON INSTITUTIONAL GROUP OF TAX EXEMPT FUNDS
              STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND
       STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND


This combined Statement of Additional Information ("SAI") is not a prospectus. The SAI expands upon and supplements the information contained in the combined prospectus dated [ ], 2005, as amended and/or supplemented from time to time, of Standish Mellon Intermediate Tax Exempt Bond Fund ("Intermediate Tax Exempt Fund") and Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund ("Massachusetts Tax Exempt Fund") (each, a "fund" and together, the "funds"), each a separate investment series of Mellon Institutional Funds Investment Trust (the "Trust").

This SAI should be read in conjunction with the funds' prospectus. Additional information about each fund's investments is available in the funds' annual and semi-annual reports to shareholders, and quarterly reports filed with the Securities and Exchange Commission ("SEC"). Investors can get free copies of reports and the prospectus, request other information and discuss their questions about the funds by contacting the funds at the phone number above. Each fund's financial statements which are included in the 2004 annual reports to shareholders are incorporated by reference into this SAI.


                                   CONTENTS


INVESTMENT OBJECTIVES AND POLICIES...............................    2
DESCRIPTION OF SECURITIES AND RELATED RISKS......................    4
INVESTMENT TECHNIQUES AND RELATED RISKS..........................    9
INVESTMENT RESTRICTIONS..........................................   14
MANAGEMENT.......................................................   17
SUMMARY OF PROXY VOTING POLICY AND PROCEDURES....................   25
PURCHASE AND REDEMPTION OF SHARES................................   26
PORTFOLIO TRANSACTIONS...........................................   27
DETERMINATION OF NET ASSET VALUE.................................   28
FEDERAL AND MASSACHUSETTS INCOME TAXES...........................   28
THE FUNDS AND THEIR SHARES.......................................   33
ADDITIONAL INFORMATION...........................................   33
EXPERTS AND FINANCIAL STATEMENTS.................................   34
APPENDIX A.......................................................   35
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES................   37

                      INVESTMENT OBJECTIVES AND POLICIES

The prospectus describes the investment objective and policies of each fund. The following discussion supplements the description of the funds' investment policies in the prospectus. Each fund's investment adviser is Standish Mellon Asset Management Company LLC ("Standish Mellon" or the "adviser").

SUITABILITY. Neither fund is intended to provide an investment program meeting all of the requirements of an investor. Notwithstanding each fund's ability to spread risk by holding securities of a number of portfolio companies, shareholders should be able and prepared to bear the risk of investment losses which may accompany the investments contemplated by the funds.

Because the fund seek to provide a high level of interest income exempt from federal and, in the case of the Massachusetts Tax Exempt Fund, Massachusetts income taxes, the funds may not be suitable investments for non-taxable investors or persons investing through tax deferred vehicles (e.g., individual retirement accounts (IRAs) or other qualified pension and retirement plans).

CREDIT QUALITY. Investment grade securities are those that are rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("Standard & Poor's"), Duff and Phelps ("Duff") or Fitch IBCA International ("Fitch") or, if unrated, determined by Standish Mellon to be of comparable credit quality. High grade securities are those that are rated within the top three investment grade ratings (i.e., Aaa, Aa or A by Moody's or AAA, AA or A by Standard & Poor's, Duff or Fitch) or, if unrated, determined by Standish Mellon to be of comparable credit quality. The funds also may invest in municipal notes rated at least MIG-1 or MIG-2 by Moody's or at least SP-1 or SP-2 by Standard & Poor's or, if unrated, determined by Standish Mellon to be of comparable credit quality. If a security is rated differently by two or more rating agencies, Standish Mellon uses the highest rating to compute a fund's credit quality and also to determine the security's rating category. If the rating of a security held by a fund is downgraded below investment grade, Standish Mellon will determine whether to retain that security in the fund's portfolio. Securities rated Baa by Moody's or BBB by Standard & Poor's, Duff or Fitch are generally considered medium grade obligations and have some speculative characteristics. Adverse changes in economic conditions or other circumstances are more likely to weaken the medium grade issuer's capability to pay interest and repay principal than is the case for high grade securities.

PORTFOLIO MATURITY AND DURATION. Under normal market conditions, the funds will maintain a dollar-weighted average portfolio maturity of between three and ten years. This means that the dollar-weighted average duration of the funds'' portfolio investments will be less than the duration of a U.S. Treasury obligation with a remaining stated maturity of three to ten years. A mutual fund with an average portfolio maturity longer than that of the funds will tend to have a higher yield, but will generally exhibit greater share price volatility. Conversely, a mutual fund with a short-term maturity will generally have a lower yield, but will generally offer more price stability.

The effective maturity of an individual portfolio security in which the funds invest is defined as the period remaining until the earliest date when a fund can recover the principal amount of such security through mandatory redemption or prepayment by the issuer, the exercise by the fund of a put option, demand feature or tender option granted by the issuer or a third party or the payment of the principal on the stated maturity date. The effective maturity of variable rate securities is calculated by reference to their coupon reset dates. Thus, the effective maturity of a security may be substantially shorter than its final stated maturity. Unscheduled prepayments of principal have the effect of shortening the effective maturities of securities. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty.
In general, securities may be subject to greater prepayment rates in a declining interest rate environment. Conversely, in an increasing interest rate environment, the rate of prepayment may be expected to decrease. A higher than anticipated rate of unscheduled principal prepayments on securities purchased at a premium or a lower than anticipated rate of unscheduled payments on securities purchased at a discount may result in a lower yield (and total return) to a tax exempt fund than was anticipated at the time the securities were purchased. A fund's reinvestment of unscheduled prepayments may be made at rates higher or lower than the rate payable on such security, thus affecting the return realized by the fund.

Duration represents the weighted average maturity of expected cash flows (i.e., interest and principal payments) on one or more debt obligations, discounted to their present values. The duration of an obligation is always less than or equal to its stated maturity and is related to the degree of the volatility in the market value of the obligation. Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration of its portfolio, each tax exempt fund will have to estimate the duration of debt obligations that are subject to prepayment or redemption by the issuer, based on projected cash flows from such obligations. Subject to the requirement that, under normal market conditions, each tax exempt fund's dollar-weighted average portfolio maturity will not exceed ten years, the funds may invest in individual debt obligations of any maturity, including obligations with a remaining stated maturity of less than three or more than ten years. The funds may each use various techniques to shorten or lengthen the option-adjusted duration of its portfolio, including without limitation the acquisition of debt obligations at a premium or discount, the use of futures contracts and the use of interest rate swaps, caps, floors and collars.

INTERMEDIATE TAX EXEMPT BOND FUND

ADDITIONAL INVESTMENT INFORMATION. On July 1, 2003, the fund changed its name from "Standish Intermediate Tax Exempt Bond Fund" to "Standish Mellon Intermediate Tax Exempt Bond Fund." Under normal market conditions, substantially all and at least 80% of the Intermediate Tax Exempt Fund's net assets are invested in a diversified portfolio of municipal securities which are obligations issued by or on behalf of states, territories and possessions (including Puerto Rico, the U.S. Virgin Islands and Guam) of the United States, and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities, the interest on which is, in the opinion of bond counsel to the issuer, excluded from gross income for federal income tax purposes. Also under normal market conditions, at least 65% of the fund's net assets are invested in municipal bonds. These two investment policies of the fund are fundamental and may not be changed without shareholder approval. Although as a matter of fundamental policy it is authorized to do so, the fund does not expect to invest more than 25% of its total assets in any one of the following sectors of the municipal securities market: hospitals, ports, airports, colleges and universities, turnpikes and toll roads, housing bonds, lease rental bonds, industrial revenue bonds or pollution control bonds. For the purposes of this limitation, securities whose credit is enhanced by bond insurance, letters of credit or other means are not considered to belong to a particular sector.

Under normal market conditions, the fund may invest up to 20% of its net assets in taxable, fixed income securities (i.e., when there is a yield disparity between taxable and municipal securities on an after-tax basis which is favorable for taxable investments). The fund's taxable investments will generally be of comparable credit quality and maturity to the municipal securities in which the fund invests and will be limited primarily to obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities; investment grade corporate debt securities; prime commercial paper; certain certificates of deposit of domestic banks; and repurchase agreements, secured by U.S. Government securities, with maturities not in excess of seven days. To the extent that income dividends include income from taxable sources, a portion of a shareholder's dividend income will be taxable. See "Federal and Massachusetts Income Taxes" in this SAI.

MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

ADDITIONAL INVESTMENT INFORMATION. On July 1, 2003, the fund changed its name from "Standish Massachusetts Intermediate Tax Exempt Bond Fund" to "Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund." Under normal market conditions, substantially all and at least 80% of the Massachusetts Tax Exempt Fund's net assets are invested in a non-diversified portfolio of municipal securities of issuers located in Massachusetts and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam), the interest on which is, in the opinion of bond counsel to the issuer, excluded from gross income for federal income tax purposes and is exempt from Massachusetts personal income tax ("Massachusetts Municipal Securities"). Also under normal market conditions, at least 65% of the fund's net assets are invested in municipal bonds. These two investment policies of the fund are fundamental and may not be changed without shareholder approval. Although as a matter of fundamental policy it is authorized to do so, the fund does not expect to invest more than 25% of its total assets in any one of the following sectors of the municipal securities market: hospitals, ports, airports, colleges and universities, turnpikes and toll roads, housing bonds, lease rental bonds, industrial revenue bonds or pollution control bonds. For the purposes of this limitation, securities whose credit is enhanced by bond insurance, letters of credit or other means are not considered to belong to a particular sector.

Under normal market conditions, the Fund may invest up to 20% of its net assets in taxable, fixed income securities and municipal securities that are not Massachusetts Municipal Securities (i.e., when there is a yield disparity between other instruments and Massachusetts Municipal Securities on an after-tax basis which is favorable for taxable investments). These other investments will generally be of comparable credit quality and maturity to the Massachusetts Municipal Securities in which the Fund invests and will be limited primarily to obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities; investment grade corporate debt securities; municipal securities other than Massachusetts Municipal Securities; prime commercial paper; certain certificates of deposit of domestic banks; and repurchase agreements, secured by U.S. Government securities, with maturities not in excess of seven days. To the extent that income dividends include income from taxable sources, a portion of a shareholder's dividend income will be subject to federal and/or Massachusetts tax. See "Federal and Massachusetts Income Taxes" in this SAI.

              DESCRIPTION OF SECURITIES AND RELATED RISKS

GENERAL RISKS OF INVESTING IN THE FUNDS

The funds invest primarily in municipal securities and are subject to risks associated with investments in such securities. These risks, which also apply to fixed income securities generally, include interest rate risk, default risk, and call and extension risk. The Massachusetts Tax Exempt Fund is also subject to the specific risks associated with investments in Massachusetts Municipal Securities. See Appendix A.

INTEREST RATE RISK. When interest rates decline, the market value of municipal securities tends to increase. Conversely, when interest rates increase, the market value of municipal securities tends to decline. The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

DEFAULT RISK/CREDIT RISK. Investments in municipal securities are subject to the risk that the issuer of the security could default on its obligations causing a tax exempt fund to sustain losses on such investments. A default could impact both interest and principal payments.

CALL RISK AND EXTENSION RISK. Municipal securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise a right to pay principal on an obligation earlier than scheduled which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a tax exempt fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise a right to pay principal on an obligation later than scheduled which would cause cash flows to be returned later than expected. This typically results when interest rates have increased and a tax exempt fund will suffer from the inability to invest in higher yield securities.

SPECIFIC RISKS ASSOCIATED WITH THE FUNDS' INVESTMENTS

The following sections include descriptions of specific risks that are associated with a fund's purchase of a particular type of security or the utilization of a specific investment technique.

CORPORATE DEBT OBLIGATIONS. Each fund may invest in corporate debt obligations and zero coupon securities issued by financial institutions and corporations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security.

U.S. GOVERNMENT SECURITIES. Each fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association and

Federal Home Loan Mortgage Corporation), or (d) only the credit of the agency. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises in the future. U.S. Government securities also include Treasury receipts, zero coupon bonds, U.S. Treasury inflation-indexed bonds, deferred interest securities and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently.

MUNICIPAL SECURITIES. Each fund may invest in all kinds of municipal securities, including without limitation municipal notes, municipal bonds, private activity bonds and variable rate demand instruments. Municipal securities are issued to obtain funds for various public purposes, including the construction of a variety of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and the obtaining of funds to loan to other public institutions and facilities. In addition, certain types of industrial revenue bonds are, or have been under prior tax law, issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal.

Because the funds invest in investment grade municipal securities, the income earned on shares of the funds will tend to be less than it might be on a portfolio emphasizing lower quality securities. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected. Although the funds' quality standards are designed to minimize the credit risk of investing in the funds, that risk cannot be entirely eliminated.

MUNICIPAL NOTES. Each fund may invest in municipal notes. Municipal notes are generally issued to satisfy short-term capital needs and generally have maturities of one year or less. Municipal notes include: tax anticipation notes; revenue anticipation notes; bond anticipation notes; and construction loan notes.

Tax anticipation notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as Federal revenues available under the Federal Revenue Sharing Program. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Bond anticipation notes are sold to provide interim financing. These notes are generally issued in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. Construction loan notes are sold to provide construction financing. After the projects are successfully completed and accepted, many projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association ("Fannie Mae") or the Government National Mortgage Association ("Ginnie Mae"). There are, of course, a number of other types of notes in which the funds may invest which are issued for different purposes and secured differently from those described above.

MUNICIPAL BONDS. Each fund may invest in municipal bonds. Municipal bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have two principal classifications: "General Obligation" Bonds and "Revenue" Bonds.

Issuers of General Obligation Bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of General Obligation Bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

The principal security for a Revenue Bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue Bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

Industrial Development and Pollution Control Bonds (which are types of private activity bonds), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously-issued bonds of these types and certain refundings of such bonds are not affected.

OTHER MUNICIPAL SECURITIES. There is a variety of hybrid and special types of municipal securities as well as numerous differences in the types of security for municipal securities both within and between the two principal classifications above. The funds may purchase other types of municipal securities as long as the investment complies with the policies set forth in the funds' prospectus and SAI.

VARIABLE RATE DEMAND INSTRUMENTS. Each fund may purchase variable rate demand instruments that are tax-exempt municipal obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit the funds to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument. A bank that issues a repurchase commitment may receive a fee from the funds for this arrangement. The issuer of a variable rate demand instrument may have a corresponding right to prepay in its discretion the outstanding principal of the instrument plus accrued interest upon notice comparable to that required for the holder to demand payment.

The variable rate demand instruments that the funds may purchase are payable on demand on not more than seven calendar days' notice. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to six months, and the adjustments are based upon the current interest rate environment as provided in the respective instruments. The adviser may determine that an unrated variable rate demand instrument meets the funds' quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria of the funds. Thus, either the credit of the issuer of the municipal obligation or the guarantor bank or both will meet the quality standards of the funds.

The interest rate of the underlying variable rate demand instruments may change with changes in interest rates generally, but the variable rate nature of these instruments should decrease changes in value due to interest rate fluctuations. Accordingly, as interest rates decrease or increase, the potential for capital gain and the risk of capital loss on the disposition of portfolio securities are less than would be the case with a comparable portfolio of fixed income securities. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed interest rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar final maturities.

The maturity of the variable rate demand instruments held by a tax exempt fund will ordinarily be deemed to be the longer of (1) the notice period required before the fund is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment.

ILLIQUID MUNICIPAL SECURITIES. Each fund limits its investments in securities which are not readily marketable to less than 15% of its net assets. Although an entire issue of municipal securities may be purchased by one or a small number of institutional investors such as the funds, municipal securities may nonetheless be readily marketable. The adviser determines whether a municipal security is readily marketable based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. The adviser believes that the quality standards applicable to the funds' investments enhance marketability. In addition, stand-by commitments and demand obligations also enhance marketability.

"WHEN-ISSUED," "DELAYED DELIVERY" AND "FORWARD COMMITMENT" SECURITIES. Each fund may commit up to 40% of their net assets to purchase securities on a "when-issued" and "delayed delivery" basis. Delivery and payment for the securities purchased on a when-issued or delayed delivery basis will normally take place 15 to 45 days after the date of the transaction. The payment obligation and interest rate on the securities are fixed at the time the funds enter into such commitments, but interest will not accrue to the funds until delivery of and payment for the securities. Although the funds will only make commitments to purchase "when-issued" and "delayed delivery" securities with the intention of actually acquiring the securities, the funds may sell the securities before the settlement date if deemed advisable by the adviser.

Unless the funds have entered into an offsetting agreement to sell the securities purchased on a when issued or delayed delivery basis, cash or liquid obligations with a market value at least equal to the amount of the funds' commitment will be segregated with the funds' custodian bank. If the market value of these securities declines, additional cash or securities will be segregated daily so that the aggregate market value of the segregated securities equals the amount of the funds' commitment.

Securities purchased on a "when-issued" and "delayed delivery" basis may have a market value on delivery which is less than the amount paid by a tax exempt fund. Changes in market value may be based upon the public's perception of the creditworthiness of the issuer or changes in the level of interest rates. Generally, the value of "when-issued" securities will fluctuate inversely to changes in interest rates, i.e., they will appreciate in value when interest rates fall and will depreciate in value when interest rates rise. The funds may sell portfolio securities on a delayed delivery basis. The market value of the securities when they are delivered may be more than the amount to be received by the funds.

REPURCHASE AGREEMENTS. Each fund may invest up to 15% of its net assets in repurchase agreements. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent. Repurchase agreements acquired by a fund will always be fully collateralized as to principal and interest by money market instruments and will be entered into only with commercial banks, brokers and dealers considered creditworthy by the adviser.

RESTRICTED AND ILLIQUID SECURITIES. Each fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, swap transactions, certain OTC options and certain restricted securities. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy relevant liquidity requirements.

The Board of Trustees has adopted guidelines and delegated to the adviser the function of determining and monitoring the liquidity of portfolio securities, including restricted and illiquid securities. The Board of Trustees however retains oversight and is ultimately responsible for such determinations. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each fund is permitted to invest up to 10% of its total assets in shares of registered investment companies and up to 5% of its total assets in any one registered investment company as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company. Investments in the securities of other investment companies may involve duplication of advisory fees and other expenses. The funds may invest in investment companies that are designed to replicate the composition and performance of a particular index. For example, Standard & Poor's Depositary Receipts ("SPDRs") are exchange-traded shares of a closed-end investment company designed to replicate the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price Index. Investments in index baskets involve the same risks associated with a direct investment in the types of securities included in the baskets.

STAND-BY COMMITMENTS. To facilitate liquidity, the funds may enter into "stand-by commitments" permitting them to resell municipal securities to the original seller at a specified price. Stand-by commitments generally involve no additional cost to the funds, but may, however, reduce the yields available on securities subject to stand-by commitments.

THIRD PARTY PUT. Each fund may purchase long-term fixed rate bonds which have been coupled with an option granted by a third party financial institution allowing the funds at specified intervals to tender or put their bonds to the institution and receive the face value thereof. These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features. The financial institution granting the put option does not provide credit enhancement, and typically, if there is a default on or significant downgrading of the bond, or a loss of its tax-exempt status, the put option will terminate automatically and the risk to the funds will be that of holding a long-term bond. These third party puts will not be considered to shorten a fund's maturity.

PORTFOLIO TURNOVER AND SHORT-TERM TRADING. It is not the policy of either fund to purchase or sell securities for trading purposes. The funds place no restrictions on portfolio turnover. Notwithstanding the foregoing, each fund will sell a portfolio security without regard to the length of time such security has been held if, in the adviser's view, the security meets the criteria for disposal. A high rate of portfolio turnover (100% or more) involves correspondingly higher transaction costs which must be borne directly by a fund and thus indirectly by its shareholders. It may also result in a fund's realization of larger amounts of short-term capital gains, distributions from which are taxable to shareholders as ordinary income. See "Financial Highlights" in the funds' prospectus for each fund's portfolio turnover rates.

TEMPORARY DEFENSIVE INVESTMENTS. Notwithstanding a fund's investment objective, each fund may on occasion, for temporary defensive purposes to preserve capital or to meet redemption requests, hold part or all of its assets in cash and investment grade money market instruments (i.e., securities with maturities of less than one year) and short-term debt securities (i.e., securities with maturities of one to three years). Each fund may also invest uncommitted cash and cash needed to maintain liquidity for redemptions in investment grade money market instruments and short-term debt securities. Investments in such securities will be limited to 20% of a fund's net assets unless the fund is in a temporary defensive position.

The money market instruments and short-term debt securities in which the funds may invest consist of obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities; instruments (including negotiable certificates of deposit, non-negotiable fixed time deposits and bankers' acceptances) of U.S. banks; repurchase agreements; and prime commercial paper of U.S. companies.

The funds' investments in money market securities will be rated, at the time of investment, P-1 by Moody's or A-1 by Standard & Poor's. The funds' investments in taxable securities, such as money market and short-term debt securities, will generally be of comparable credit quality and maturity to the municipal securities in which the funds invest. To the extent that income dividends distributed by the funds include income from taxable sources, a portion of a shareholder's dividend income will be taxable.

Investments in commercial paper by Intermediate Tax Exempt Fund and Massachusetts Tax Exempt Fund will be rated Prime-1 by Moody's or A-1 by Standard & Poor's or Duff 1+ by Duff, which are the highest ratings assigned by these rating services (even if rated lower by one or more of the other agencies), or which, if not rated or rated lower by one or more of the agencies and not rated by the other agency or agencies, are judged by the adviser to be of equivalent quality to the securities so rated. In determining whether securities are of equivalent quality, the adviser may take into account, but will not rely entirely on, ratings assigned by foreign rating agencies.

                    INVESTMENT TECHNIQUES AND RELATED RISKS

STRATEGIC AND DERIVATIVE TRANSACTIONS. Each fund may, but is not required to, utilize various investment strategies to seek to hedge market risks (such as interest rates, currency exchange rates and broad or specific fixed income market movements), to manage the effective maturity or duration of fixed income securities or to enhance potential gain. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments used by each fund may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing their investment objectives, each fund may purchase and sell (write) exchange-listed and OTC put and call options on securities,, fixed income indices, and other financial instruments; purchase and sell financial futures contracts and options thereon; enter into various interest rate transactions such as caps, swaps, floors and collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to seek to protect against possible changes in the market value of securities held in or to be purchased for a fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to seek to protect a fund's unrealized gains in the value of portfolio securities, to facilitate the sale of such securities for investment purposes, to seek to manage the effective maturity or duration of the funds' portfolios or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. In addition to the hedging transactions referred to in the preceding sentence, Strategic Transactions may also be used to enhance potential gain in circumstances where hedging is not involved although each fund will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for such purposes to not more than 3% of its net assets at any one time and, to the extent necessary, the funds will close out transactions in order to comply with this limitation. (Transactions such as writing covered call options are considered to involve hedging for the purposes of this limitation.) In calculating a fund's net loss exposure from such Strategic Transactions, an unrealized gain from a particular Strategic Transaction position would be netted against an unrealized loss from a related Strategic Transaction position.

The ability of a fund to utilize Strategic Transactions successfully will depend on the adviser's ability to predict pertinent market and currency and interest rate movements, which cannot be assured. Each fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. The funds' activities involving Strategic Transactions may be limited in order to enable the funds to satisfy the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company and by the funds' tax-related objectives due to the fact that Strategic Transactions may produce taxable income or short-term capital gain in many cases and the applicable tax rules may make it more difficult to control the timing of gains or losses.

RISKS OF STRATEGIC AND DERIVATIVE TRANSACTIONS. Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. The risks associated with the funds' transactions in options, futures and other types of derivative securities including swaps may include some or all of the following: market risk, leverage and volatility risk, correlation risk, credit risk and liquidity and valuation risk. The writing of put and call options may result in losses to the funds, force the purchase or sale, respectively of portfolio securities at inopportune times or for prices higher than (in the case of purchases due to the exercise of put options) or lower than (in the case of sales due to the exercise of call options) current market values, limit the amount of appreciation the funds can realize on their respective investments or cause the funds to hold a security they might otherwise sell or sell a security they might otherwise hold. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the fund's position. The writing of options could significantly increase a fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the funds might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time, in certain circumstances, these transactions tend to limit any potential gain which might result from an increase in value of such position. The loss incurred by a fund in writing options and entering into futures transactions is potentially unlimited; however, as described above, each fund will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for such purposes to not more than 3% of its net assets at any one time. Futures markets are highly volatile and the use of futures may increase the volatility of a fund's net asset value. Finally, entering into futures contracts would create a greater ongoing potential financial risk than would purchases of options where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value and the net result may be less favorable than if the Strategic Transactions had not been utilized.

GENERAL CHARACTERISTICS OF OPTIONS. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of a fund's assets in special accounts, as described below under "Use of Segregated Accounts."

A put option gives the purchaser of the option, in consideration for the payment of a premium, the right to sell, and the writer the obligation to buy (if the option is exercised) the underlying security, commodity, index, or other instrument at the exercise price. For instance, a fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the fund the right to sell such instrument at the option exercise price. A call option, in consideration for the payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell (if the option is exercised) the underlying instrument at the exercise price. A fund may purchase a call option on a security, futures contract, index or other instrument to seek to protect the fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The funds are authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security, although in the future cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A fund's ability to close out its position as a purchaser or seller of an exchange listed put or call option is dependent, in part, upon the liquidity of the option market. There is no assurance that a liquid option market on an exchange will exist. In the event that the relevant market for an option on an exchange ceases to exist, outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The funds will generally sell (write) OTC options that are subject to a buy-back provision permitting a fund to require the Counterparty to sell the option back to the fund at a formula price within seven days. OTC options purchased by the funds and portfolio securities "covering" the amount of the funds' obligation pursuant to an OTC option sold by them (the cost of the sell-back plus the in-the-money amount, if any) are subject to the funds' restriction on illiquid securities, unless determined to be liquid in accordance with procedures adopted by the Board of Trustees. For OTC options written with "primary dealers" pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount which is considered to be illiquid may be calculated by reference to a formula price. The funds expect generally to enter into OTC options that have cash settlement provisions, although they are not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in the OTC option market. As a result, if the Counterparty fails to make delivery of the security or other instrument underlying an OTC option it has entered into with a fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The funds will engage in OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, banks or other financial institutions which have received, combined with any credit enhancements, a long-term debt rating of A from S&P or Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or which issue debt that is determined to be of equivalent credit quality by the adviser.

If a fund sells (writes) a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the fund's income. The sale (writing) of put options can also provide income.

Each fund may purchase and sell (write) call options on debt securities including U.S. Treasury and agency securities and municipal notes and bonds that are traded on U.S. securities exchanges and in the over-the-counter markets, and on securities indices and futures contracts. All call options sold by the funds must be "covered" (i.e., the fund must own the securities or the futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a fund will receive the option premium to help offset any loss, the fund may incur a loss if the exercise price is below the market price for the security subject to the call at the time of exercise. A call option sold by a fund also exposes the fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the fund to hold a security or instrument which it might otherwise have sold.

Each fund may purchase and sell (write) put options on debt securities including U.S. Treasury and agency securities and municipal notes and bonds (whether or not it holds the above securities in its portfolio), and on securities indices, and futures contracts. A fund will not sell put options if, as a result, more than 50% of the fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a fund may be required to buy the underlying security at a price above the market price.

OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES. Each fund may also purchase and sell (write) call and put options on securities indices and other financial indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement. For example, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the differential between the closing price of the index and the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount upon exercise of the option. In addition to the methods described above, the funds may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by the custodian) upon conversion or exchange of other securities in their portfolios.

GENERAL CHARACTERISTICS OF FUTURES. Each fund may enter into financial futures contracts or purchase or sell put and call options on such futures. Futures are generally bought and sold on the commodities exchanges where they are listed and involve payment of initial and variation margin as described below. The sale of futures contracts creates a firm obligation by a fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures, the net cash amount). The purchase of futures contracts creates a corresponding obligation by a fund, as purchaser, to purchase a financial instrument at a specific time and price. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position upon exercise of the option.


The funds' use of financial futures and options thereon will in all cases be consistent with currently applicable regulatory requirements and, in particular, the regulations of the Commodity Futures Trading Commission (the "CTFC"), which permit principals of an investment company registered under the 1940 Act to engage in such transactions without registering as commodity pool operators.
The funds will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company for U.S. federal income tax purposes.

Futures contracts and related options involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the fund to purchase securities or currencies, require each fund to segregate assets to cover such contracts and options. Typically, maintaining a futures contract or selling an option thereon requires a fund to deposit with its custodian for the benefit of a futures commission merchant (or directly with the Futures Commission merchant), as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited directly with the futures commission merchant thereafter on a daily basis as the value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the funds. If a fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur. The segregation requirements with respect to futures contracts and options thereon are described below.


COMBINED TRANSACTIONS. Each fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, and multiple interest rate transactions, structured notes and any combination of futures, options and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the adviser it is in the best interests of the fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

SWAPS, CAPS, FLOORS, SPREADS AND COLLARS. Among the Strategic Transactions into which each of the funds may enter are interest rate and index swaps and the purchase or sale of related caps, floors, spreads and collars. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the fund may be obligated to pay. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar or a spread is a combination of a cap and a floor that preserves a certain rate of return within a predetermined range of interest rates or values.

The funds will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a fund receiving or paying, as the case may be, only the net amount of the two payments. The funds will not enter into any swap, cap, floor, spread or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or the Counterparty issues debt that is determined to be of equivalent credit quality by the adviser. If there is a default by the Counterparty, a fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors, spreads and collars are more recent innovations for which standardized documentation has not yet been fully developed. Swaps, caps, floors, spreads and collars are considered illiquid for purposes of each fund's policy regarding illiquid securities, unless it is determined, based upon continuing review of the trading markets for the specific security, that such security is liquid. The Board of Trustees has adopted guidelines and delegated to the adviser the daily function of determining and monitoring the liquidity of swaps, caps, floors, spreads and collars. The Board of Trustees, however, retains oversight focusing on factors such as valuation, liquidity and availability of information and is ultimately responsible for such determinations. The staff of the SEC currently takes the position that swaps, caps, floors, spreads and collars are illiquid, and are subject to each fund's limitation on investing in illiquid securities.

EURODOLLAR CONTRACTS. Each fund may make investments in Eurodollar contracts. Eurodollar contracts are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

USE OF SEGREGATED ACCOUNTS. Each fund will hold securities or other instruments whose values are expected to offset its obligations under the Strategic Transactions. A fund will not enter into Strategic Transactions that expose the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options, futures contracts or other instruments or (ii) cash, receivables or liquid securities with a value sufficient to cover its potential obligations. The funds may have to comply with any applicable regulatory requirements designed to make sure that mutual funds do not use leverage in Strategic Transactions, and if required, will set aside cash and other assets in a segregated account with the custodian bank (or marked on the funds' records as segregated) in the amount prescribed. In that case, the funds' custodian would maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or other assets to account for fluctuations in the value of the account and the applicable fund's obligations on the related Strategic Transactions. Assets held in a segregated account would not be sold while the Strategic Transaction is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or a fund's ability to meet redemption requests or other current obligations.

PORTFOLIO DIVERSIFICATION AND CONCENTRATION. The Massachusetts Tax Exempt Fund is non-diversified which generally means that, with respect to 50% of the fund's total assets, it may invest more than 5% of its total assets in the securities of a single issuer. Each of the other funds is diversified, which generally means that, with respect to 75% of its total assets (i) no more than 5% of the fund's total assets may be invested in the securities of a single issuer and
(ii) each fund will purchase no more than 10% of the outstanding voting securities of a single issuer. Because of the relatively small number of issuers of Massachusetts Municipal Securities, the Massachusetts Tax Exempt Fund is likely to invest a greater percentage of its assets in the securities of a single issuer than is an investment company which invests in a broad range of municipal securities, such as the Intermediate Tax Exempt Fund. Therefore, the Massachusetts Tax Exempt Fund would be more susceptible than a diversified fund to any single adverse economic or political occurrence or development affecting Massachusetts issuers. The Massachusetts Tax Exempt Fund will also be subject to an increased risk of loss if the issuer is unable to make interest or principal payments or if the market value of such securities declines. It is also possible that there will not be sufficient availability of suitable Massachusetts Municipal Securities for the fund to achieve its objective of providing income exempt from Massachusetts taxes.

Although they are authorized to do so, the funds do not expect to concentrate (invest 25% or more of their total assets) in any one of the following sectors of the municipal securities market: hospitals, ports, airports, colleges and universities, turnpikes and toll roads, housing bonds, lease rental bonds, industrial revenue bonds or pollution control bonds. For the purposes of this limitation, securities whose credit is enhanced by bond insurance, letters of credit or other means are not considered to belong to a particular sector. Investing a significant amount of a tax exempt fund's assets in the securities of issuers in any one industry will cause the fund's net asset value to be more sensitive to events affecting that industry. The funds' policies concerning diversification and concentration are fundamental and may not be changed without shareholder approval.

                            INVESTMENT RESTRICTIONS

Each fund has adopted certain fundamental and non-fundamental policies in addition to those described under "Investment Objectives and Policies" in the Prospectus. A fund's fundamental policies cannot be changed unless the change is approved by the lesser of (i) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of that fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of that fund. A fund's non-fundamental policies may be changed by the Board of Trustees, without shareholder approval, in accordance with applicable laws, regulations or regulatory policy.

INTERMEDIATE TAX EXEMPT FUND. As a matter of fundamental policy, the fund may not:

1. Issue senior securities, borrow money or pledge or mortgage its assets, except that the fund may borrow from banks as a temporary measure for extraordinary or emergency purposes (but not investment purposes) in an amount up to 15% of the current value of its total assets, and pledge its assets to an extent not greater than 15% of the current value of its total assets to secure such borrowings; however, the fund may not make any additional investments while its outstanding borrowings exceed 5% of the current value of its total assets.

2. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the fund may be deemed to be an underwriter under the Securities Act of 1933.

3. Purchase real estate or real estate mortgage loans, although the fund may purchase marketable securities of companies which deal in real estate, real estate mortgage loans or interests therein and may purchase, hold and sell real estate acquired as a result of ownership of securities or other instruments.

4. Purchase securities on margin (except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

5. Purchase or sell commodities or commodity contracts except that the fund may purchase and sell financial futures contracts and options on financial futures contracts.

6. Lend portfolio securities, except that the fund may enter into repurchase agreements which are terminable within 7 days.

7. Invest, with respect to at least 75% of its total assets, more than 5% in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or acquire more than 10% of the outstanding voting securities of any issuer.

8. Invest more than an aggregate of 15% of the net assets of the fund in securities subject to legal or contractual restrictions on resale or for which there are no readily available market quotations or in other illiquid securities.

MASSACHUSETTS TAX EXEMPT FUND. As a matter of fundamental policy, the fund may not:

1. Issue senior securities, borrow money or pledge or mortgage its assets, except that the fund may borrow from banks as a temporary measure for extraordinary or emergency purposes (but not investment purposes) in an amount up to 15% of the current value of its total assets, and pledge its assets to an extent not greater than 15% of the current value of its total assets to secure such borrowings; however, the fund may not make any additional investments while its outstanding borrowings exceed 5% of the current value of its total assets.

2. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the fund may be deemed to be an underwriter under the Securities Act of 1933.

3. Purchase real estate or real estate mortgage loans, although the fund may purchase marketable securities of companies which deal in real estate, real estate mortgage loans or interests therein and may purchase, hold and sell real estate acquired as a result of ownership of securities or other instruments.

4. Purchase securities on margin (except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

5. Purchase or sell commodities or commodity contracts except that the fund may purchase and sell financial futures contracts and options on financial futures contracts.

6. Lend portfolio securities, except that the fund may enter into repurchase agreements which are terminable within seven days.

7. Invest, with respect to at least 50% of its total assets, more than 5% in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or acquire more than 25% of the outstanding voting securities of any issuer (in determining the issuer of a tax-exempt security, identification of the issuer will be based upon a determination of the source of assets and revenues committed to meeting interest and principal payments of each security).

8 Invest more than an aggregate of 15% of the net assets of the fund in securities subject to legal or contractual restrictions on resale or for which there are no readily available market quotations or in other illiquid securities.

As a matter of non-fundamental policy, each fund may not:

a. Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

b. Purchase securities of any other investment company except as permitted by the 1940 Act.

As a matter of non-fundamental policy, the funds may not own more than 10% of the outstanding voting securities of any one issuer. Because municipal securities are not voting securities, there is no limit on the percentage of a single issuer's municipal bonds which the funds may own so long as, as to 75% of the total assets of the Intermediate Tax Exempt Bond Fund and as to 50% of the total assets of the Massachusetts Tax Exempt Fund, they do not invest more than 5% of their total assets in the securities of the issuer. Consequently, the funds may invest in a greater percentage of the outstanding securities of a single issuer than would an investment company which invests in voting securities.

Although they are allowed to do so as a matter of fundamental policy, the funds do not expect to invest in securities (other than securities of the U.S. Government, its agencies or instrumentalities and municipal securities) if more than 25% of the current value of their total assets would be invested in a single industry. Although governmental issuers of municipal securities are not considered part of any "industry," municipal securities backed only by the assets and revenues of nongovernmental users may, for this purpose, be deemed to be issued by such nongovernmental users (e.g., industrial development bonds) and constitute an "industry." Thus, the funds do not expect that more than 25% of their assets will be invested in obligations deemed to be issued by nongovernmental users in any one industry

(e.g., industrial development bonds for health care facilities) and in taxable obligations of issuers in the same industry. However, it is possible that the funds may invest more than 25% of their assets in a broader sector of the market for municipal securities.

Determining the issuer of a tax-exempt security will be based upon the source of assets and revenues committed to meeting interest and principal payments of each security. A security guaranteed or otherwise backed by full faith and credit of a governmental entity would generally be considered to represent a separate security issued by such guaranteeing entity and by the primary obligor.
However, a guarantee of a security shall not be deemed to be a security issued by the guarantor if the value of all securities guaranteed by the guarantor and owned by the funds is less than 10% of the value of the total assets of the funds. Securities backed only by the assets and revenues of nongovernmental users will be deemed to be issued by such nongovernmental users.

None of the funds have any current intention to borrow money for other than temporary of emergency purposes.

If any percentage restriction described above is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of a fund's assets will not constitute a violation of the restriction.


                         PORTFOLIO HOLDINGS DISCLOSURE

The Board of Trustees has adopted policies and procedures relating to disclosure of a fund's portfolio securities. These policies and procedures are designed to provide a framework for disclosing information regarding portfolio holdings, portfolio composition or other portfolio characteristics consistent with applicable regulations of the federal securities laws and general principles of fiduciary duty relating to fund shareholders.

Generally, the adviser will make a fund's portfolio information available to the public on a monthly basis with an appropriate delay based upon the nature of the information disclosed. The adviser normally will publish a fund's full portfolio holdings thirty (30) days after the end of each month and fifteen (15) days after the end of each calendar quarter. Such information shall be made available on the Trust's website (www.melloninstitutionalfunds.com) and may be sent to rating agencies, reporting/news services and financial intermediaries, upon request.

The adviser may provide a fund's full portfolio holdings or other information prior to the date such information is generally made public, provided that certain conditions are met, to certain entities including rating agencies, plan sponsors, prospective separate account clients, consultants and other financial intermediaries. Third parties generally must agree to a limited use of that information which does not conflict with the interests of a fund's shareholders, to use the information only for that authorized purpose, to keep such information confidential, and not to trade on such information. The Trust's chief compliance officer may grant exemptions to this policy. Exemptions may be granted only after consideration of pertinent factors and the interests of shareholders. As of [JANUARY 31, 2005], the adviser has entered into agreements with the following entities:

[TO BE UPDATED]

Except as described above, unless there are legitimate business purposes for selective disclosure and other conditions designed to protect each fund and their shareholders are met, a fund does not provide or permit others to provide information about the fund's portfolio holdings on a selective basis. However, the policy is not intended to prevent the disclosure of any and all portfolio information to a fund's service providers who generally need access to such information in the performance of their contractual duties and responsibilities, such as the adviser, the Trust's custodian, fund accounting agent, principal underwriter, auditors or counsel, and are subject to duties of confidentiality imposed by law and/or contract. Neither the adviser nor any fund receives any compensation or other consideration from these arrangements for the release of the funds' portfolio holdings information.

The Board of Trustees has approved this portfolio holdings disclosure policy and may require the adviser to provide reports on its implementation from time to time or require that the Trust's chief compliance officer monitor compliance with the policy.

In addition, each fund makes its portfolio holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by the federal securities laws, and are generally available within seventy (70) days after the end of a fund's fiscal quarter.


                                  MANAGEMENT
TRUSTEES AND OFFICERS


The Board of Trustees has established the investment objective and policies which govern each fund's operation. The Board has appointed officers of the Trust who conduct the day-to-day business of each fund. The Board, however, remains responsible for ensuring that each fund is operating consistently accordingly to its objective and policies and the requirements of the federal securities laws. The Trustees and executive officers of the Trust are listed below. All executive officers of the Trust are affiliates of Standish Mellon Asset Management Company LLC, the fund's investment adviser, or its affiliates.

[TO BE UPDATED]



NAME, ADDRESS AND                 TERM OF            PRINCIPAL OCCUPATION(S)            NUMBER OF            OTHER DIRECTORSHIPS
(AGE)                            OFFICE AND          DURING PAST 5 YEARS                PORTFOLIOS            HELD BY TRUSTEES
POSITION WITH THE TRUST          LENGTH OF                                               IN FUND
OR PORTFOLIO TRUST                 TIME                                                 COMPLEX
                                 SERVED*                                                OVERSEEN
                                                                                       BY TRUSTEE
                                      DISINTERESTED TRUSTEES
Samuel C. Fleming (64),          Since 1986            Chairman of the Board                 30                    None
Trustee                                              and Chief Executive Officer,
c/o Decision Resources,                               Decision Resources, Inc.
Inc.
260 Charles Street
Waltham, MA 02453

Benjamin M. Friedman             Since 1989           William Joseph Maier ,                 30                    None
(60), Trustee                                         Professor of Political
c/o Harvard University                                     Economy,
Cambridge, MA  02138                                  Harvard University

John H. Hewitt (69),             Since 1986          Trustee, Mertens House, Inc.            30                    None
Trustee                                                   (hospice)
P.O. Box 233
New London, NH
03257

Caleb Loring III (61),           Since 1986          Trustee, Essex Street                   30                    None
Trustee                                               Associates (family
c/o Essex Street                                     investment trust office)
Associates
400 Essex Street
Beverly, MA  01915

                                                      INTERESTED TRUSTEES

**Patrick J. Sheppard           Since 2003         Senior Vice President and                 30                    None
(39), Trustee, President                           Chief Operating Officer
and Chief Executive                                Mellon Institutional Asset
Officer,                                           Management; formerly Vice
Mellon Institutional                               President and Chief
Asset Management,                                  Financial Officer, Mellon
One Boston Place                                    Institutional Asset
Boston, MA  02108                                       Management


          INTERESTED PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES


Barbara A. McCann             Secretary         Senior Vice President and                   30                    None
(43), Vice President and      since 2003        Head of Operations, Mellon
Secretary, Mellon                                  Institutional Asset
Institutional Asset                              Management, formerly First
Management,                                       Vice President, Mellon
One Boston Place                                    Institutional Asset
Boston, MA 02108                                  Management and Mellon
                                                   Global Investments

Steven M. Anderson            Vice             Vice President and Mutual                    30                    None
(39), Vice President and    President          Funds Controller, Standish
Treasurer, Mellon          since 1999;          Mellon Asset Management;
Institutional Asset         Treasurer           formerly Assistant Vice
Management,                since 2002          President and Mutual Funds
One Boston Place                              Controller, Standish Mellon
Boston, MA  02108                                Asset Management

Denise B. Kneeland           Since 1996       Vice President and Manager,                   30                    None
(53), Assistant Vice                           Mutual Funds Operations,
President, Mellon                               Standish Mellon Asset
Institutional Asset                                  Management
Management,
One Boston Place
Boston, MA  02108

Cara E. Hultgren (34),      Since 2001     Assistant Vice President and                     30                    None
Assistant Vice President,                     Manager, Shareholder
Mellon Institutional                           Services, Mellon
Asset Management,                             Institutional Asset
One Boston Place                             Management; formerly
Boston, MA  02108                          Shareholder Representative,
                                             Standish Mellon Asset
                                             Management Company LLC

Jan F. Jumet (38), Chief   Since 2004        Senior Vice President and                      30                   None
Compliance Officer,                          Chief Compliance Officer
Standish Mellon Asset                        for Standish Mellon Asset
Management Company                         Management Company LLC;
LLC,                                          formerly Director of
One Boston Place                                 Compliance and
Boston, MA  02108                            Administration and Chief
                                             Administration Officer for
                                               Standish Mellon Asset
                                           Management Company LLC
                                             and Senior Vice President
                                             and Chief Administration
                                             Officer for Mellon Bond
                                             Associates, LLP and First
                                             Vice President and Senior
                                           Sales Associate for Mellon
                                              Institutional Asset
                                                  Management


* Each Trustee serves for an indefinite term, until his successor is elected. Each Officer is elected annually.


** Mr. Sheppard is an "Interested Trustee," as defined in the 1940 Act due to his position as Senior Vice President and Chief Operating Officer of Mellon Institutional Asset Management, which is a wholly-owned subsidiary of Mellon Financial Corporation, the parent company to Standish Mellon.


The Trust has two standing committees of the Board - an Audit Committee and a Nominating Committee. Messrs. Fleming, Friedman, Loring and Hewitt, each a Disinterested Trustee, serve on the Audit Committee and the Nominating Committee. The functions of the Audit Committee include recommending independent auditors to the Board, monitoring the independent auditors' performance, reviewing the results of audits and responding to certain other matters deemed appropriate by the Trustees. The Nominating Committee is responsible for the selection and nomination of candidates to serve as Trustees who are not "interested persons" of the Trust (the "Disinterested Trustees"). The Board of Trustees does not currently consider candidates proposed for nomination by the shareholders for election as Trustees.


During the most recently completed fiscal year for the Trust, the Trust's Board of Trustees held [x] meetings. The Audit Committee held [x] meetings and the Nominating Committee held [x] meetings.

Set forth below is the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004:

[TO BE UPDATED]



                                                                            AGGREGATE DOLLAR RANGE OF
                                                                             EQUITY SECURITIES IN ALL
                                                                             REGISTERED INVESTMENT
                                                                            COMPANIES OVERSEEN BY
                                                                             TRUSTEE IN THE MELLON
                            DOLLAR RANGE OF EQUITY SECURITIES IN         INSTITUTIONAL FUNDS FAMILY OF
NAME OF TRUSTEE                THE TRUST OR PORTFOLIO TRUST                        FUNDS
                                   DISINTERESTED TRUSTEES
Samuel C. Fleming                    [$50,001 to $100,000]               [$50,001 to $100,000]
Benjamin M. Friedman                   [over $100,000]                      [over $100,000]

John H. Hewitt                         [over $100,000]                      [over $100,000]
Caleb Loring, III                    [$10,001 to $50,000]                [$10,001 to $50,000]
                                     INTERESTED TRUSTEES
Patrick J. Sheppard                        [None]                              [None]


COMPENSATION OF TRUSTEES AND OFFICERS


[The Trust does not pay compensation to the Trustees of the Trust that are affiliated with Standish Mellon or to the Trust's officers. None of the Trustees or officers have engaged in any financial transactions (other than the purchase or redemption of the funds' shares) with the Trust during the calendar year ended December 31, 2004, except that certain Trustees and officers who are directors and officers of Standish Mellon, may from time to time purchase additional shares of common stock of Mellon Financial Corporation ("Mellon"), the publicly traded indirect parent company of Standish Mellon.]

The following table sets forth all compensation paid to the Trust's trustees as of each fund's calendar year ended December 31, 2004:

[TO BE UPDATED]


                    AGGREGATE COMPENSATION FROM THE FUNDS


                                                            PENSION OR
                                                            RETIREMENT
                                                             BENEFITS         TOTAL COMPENSATION
                      INTERMEDIATE      MASSACHUSETTS       ACCRUED AS          FROM FUNDS AND
                       TAX EXEMPT       TAX EXEMPT         PART OF FUNDS'     PORTFOLIOS & OTHER
NAME OF TRUSTEE          FUND              FUND              EXPENSE          FUNDS IN COMPLEX*
------------------------------------------------------------------------------------------------
Samuel C.Fleming         $[ ]              $[ ]                0                  $[ ]
Benjamin M. Friedman     $[ ]              $[ ]                0                  $[ ]
John H. Hewitt           $[ ]              $[ ]                0                  $[ ]
Caleb Loring, III        $[ ]              $[ ]                0                  $[ ]
Patrick J. Sheppard**      0                 0                 0                    0



* As of the date of this Statement of Additional Information there were 30 funds in the fund complex.

** Mr. Sheppard is similarly not compensated by the funds.


MATERIAL RELATIONSHIPS OF THE DISINTERESTED TRUSTEES

For the purposes of the statements below: the immediate family members of any person are their spouse, children in the person's household (including step and adoptive children) and any dependent of the person; an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person; a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which Standish Mellon or any of its affiliates acts as investment adviser. For example, the related funds include all of the funds for which a subsidiary of Mellon serves as an investment adviser.


[As of December 31, 2004, none of the Disinterested Trustees, nor any of the members of their immediate family, beneficially own any securities issued by Standish Mellon or any other entity in a control relationship to Standish Mellon. During the calendar years of 2003 and 2004, none of the Disinterested Trustees, nor any member of their immediate family, had any direct or indirect interest (the value of which exceeds $60,000), whether by contract, arrangement or otherwise, in Standish Mellon or any other entity in a control relationship to Standish Mellon. During the calendar years 2003 and 2004, none of the Disinterested Trustees, nor any member of their immediate family, has had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $60,000 and to which any of the following were a party (each, a "fund-related party"):
(i) the funds, (ii) an officer of any of the funds, (iii) a related fund, (iv) an officer of any related fund, (v) Standish Mellon; (vi) any affiliate of Standish Mellon; or (vii) an officer of any such affiliate.]

[During the calendar years 2003 and 2004, none of the Disinterested Trustees, nor any members of their immediate family, had any relationship (the value of which exceeds $60,000) with any fund-related party, including, but not limited to, relationships arising out of (i) the payments for property and services,
(ii) the provisions of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate), or (iv) the provision of consulting service.]

[None of the Trust's Trustees or officers has any arrangement with any other person pursuant to which the Trustee or officer serve in that capacity. During the calendar years 2003 and 2004, none of the Disinterested Trustees, nor any member of their immediate family, had any position, including as an officer, employee, director or partner, with any of: (i) the Trust, (ii) an officer of the Trust, (iii) a related fund, (iv) an officer of any related fund, (v) Standish Mellon, or (vi) any other entity in a control relationship to the Trust.]

CERTAIN SHAREHOLDERS

At [January 15, 2005], the Trustees and officers of the Trust as a group beneficially owned (i.e., had voting and/or investment power) less than 1% of the then outstanding shares of each fund. Also at that date, no person beneficially owned 5% or more of the then outstanding shares of any fund except:


INTERMEDIATE TAX EXEMPT FUND:

                                                Percentage of
Name and Address                             Outstanding Shares*
----------------                             --------------------



[TO BE UPDATED]

MASSACHUSETTS TAX EXEMPT FUND:

                                                Percentage of
Name and Address                             Outstanding Shares*
----------------                             -------------------


[TO BE UPDATED]

* Because the shareholder beneficially owned 25% or more of the outstanding shares of the indicated fund, the shareholder was considered to control the fund. As a controlling person, the shareholder may be able to determine whether a proposal submitted to the shareholders of such fund will be approved or disapproved.

INVESTMENT ADVISER

Standish Mellon Asset Management Company LLC serves as investment adviser to each fund pursuant to separate written investment advisory agreements with the Trust. Standish Mellon, a Delaware limited liability company, was formed in 2001 as a result of the acquisition by Mellon of Standish, Ayer & Wood, Inc. Standish Mellon is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). Standish Mellon is a wholly owned subsidiary of Standish Mellon Asset Management Holdings LLC ("SMAMH"), a Delaware limited liability company, located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108. SMAMH, which is a wholly owned subsidiary of Mellon, serves as the holding company for the ownership interests of Standish Mellon.

The following constitute the members of the Board of Directors of Standish
Mellon: [William F. Adam, Director; Edward H. Ladd, Chairman and Director; John
J. Nagorniak, Director; Ronald P. O'Hanley, Director; Patrick J. Sheppard, President, Chief Executive Officer and Director; and Thomas P. Sorbo, Chief Operating Officer and Director.]

Mellon is a global financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon is one of the world's leading providers of asset management, trust, custody and benefits consulting services and offers a comprehensive array of banking services for individuals and corporations. Mellon is among the twenty largest bank holding companies in the United States based on total assets.

Certain services provided by the adviser under the investment advisory agreements are described in the Prospectus. In addition to those services, the adviser provides each fund with office space for managing its affairs, with the services of required executive personnel, and with certain clerical services and facilities. These services are provided by the adviser without reimbursement by the funds for any costs incurred. Under each investment advisory agreement, the adviser is paid a fee based upon a percentage of each fund's average daily net asset value computed set forth below. This fee is paid monthly.

                Fund                              Contractual Advisory
                ----                                Fee Annual Rate
                                                    ---------------
                Intermediate Tax Exempt                0.40%
                Massachusetts Tax Exempt               0.40%

During the last three fiscal years ended September 30, the funds paid advisory fees in the following amounts:


[TO BE UPDATED]



Fund                                 2002            2003              2004
----                                 ----            ----              ----
Intermediate Tax Exempt           $322,998(1)     $291,675(1)        $[   ](1)
Massachusetts Tax Exempt          $238,066(2)     210,714(2)         $[   ](2)


--------------------

(1)For the fiscal years ended September 30, 2002, 2003 [and 2004], the adviser voluntarily agreed not to impose a portion of its fees for the Intermediate Tax Exempt Fund in the amount of $5,936, $20,927 and $[ ], respectively.

(2)For the fiscal years ended September 30, 2002, 2003 [and 2004], the adviser voluntarily agreed not to impose a portion of its fees for the Massachusetts Tax Exempt Fund in the amount of $21,680, $33,257 and $[ ], respectively.


The adviser has voluntarily and temporarily agreed to limit total expenses (excluding brokerage commissions, taxes and extraordinary expenses) for the Intermediate Tax Exempt Fund and the Massachusetts Tax Exempt Fund to 0.65% of each fund's average daily net assets. Standish Mellon may revise or discontinue these agreements at any time although it has no current intention to do so. If an expense limitation is exceeded, the compensation due to the adviser shall be proportionately reduced by the amount of such excess by reduction or refund thereof, subject to readjustment during the period during which such limit is in place.

Pursuant to the investment advisory agreements, each fund bears the expenses of its operations other than those incurred by the adviser pursuant to the investment advisory agreements. Among other expenses, each fund will pay share pricing and shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees and expenses; expenses of prospectuses, statements of additional information and shareholder reports; registration and reporting fees and expenses; and Trustees' fees and expenses.

Unless terminated as provided below, each fund's investment advisory agreement continues in full force and effect for successive periods of one year after its initial term, but only as long as each such continuance is approved annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable fund, and, in either event (ii) by vote of a majority of the Trustees of the Trust who are not parties to the investment advisory agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each investment advisory agreement may be terminated at any time without the payment of any penalty by vote of the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable fund or by the adviser, on sixty days' written notice to the other parties. The investment advisory agreements terminate in the event of their "assignment," as defined in the 1940 Act.

In an attempt to avoid any potential conflict with portfolio transactions for the funds, the adviser, Mellon Funds Distributor, L.P. and the Trust have adopted extensive restrictions on personal securities trading by personnel of the adviser and its affiliates. These restrictions include: pre-clearance of all personal securities transactions and a prohibition of purchasing initial public offerings of securities. These restrictions are a continuation of the basic principle that the interests of the funds and their shareholders come before those of the adviser, its affiliates and their employees.


FACTORS CONSIDERED BY THE DISINTERESTED TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENTS.

The 1940 Act requires that the investment advisory agreements between the adviser and the Portfolio Trust, on behalf of the fund or Portfolio, be approved annually both by the respective Boards of Trustees and also by a majority of the Disinterested Trustees voting separately. At a meeting held on October [x], 2004, the Board of Trustees of Trust, including all of the Disinterested Trustees voting separately in person, determined that the terms of the investment advisory agreement are fair and reasonable and that the agreement is in the best interest of the Portfolio.

[In evaluating the investment advisory agreement, the Trustees reviewed materials furnished by the adviser, including information about their respective affiliates, personnel, operations and financial condition. The Trustees also discussed with representatives of the adviser the funds' operations and the adviser's ability to provide advisory and other services to the fund. The Trustees also reviewed, among other things:

     - the scope and nature of the advisory and administrative services provided by the adviser and its affiliates;
     - the fee charged by the adviser for investment advisory services as well as other compensation or benefits, including "soft dollar" benefits, received by the adviser and its affiliates;
     - the investment performance, fees and total expenses of the fund and the Portfolio and of the investment companies with similar objectives and strategies managed by other investment advisers as well as the investment performance of unmanaged securities indices;
     -     the profitability to the adviser of managing the funds;
     -     sales and redemption activity of the funds;
     - the experience of the investment advisory personnel providing services to the funds; and
     - the adviser's brokerage practices with respect to the Portfolio's portfolio transactions;

The Trustees considered the following as relevant to their determination: (1) the favorable history, reputation, qualification and background of the adviser and Mellon as well as the qualifications of their respective personnel; (2) reasonableness of the fee and expense ratios of the funds relative to the quality of services expected to be provided and their comparability to the fee and expense ratios of similar investment companies; (3) the strategic plan offered by Mellon for the support and growth of its asset management subsidiaries, and the adviser's place within that plan and (4) other factors that the Trustees deemed relevant. The Trustees deemed each of these factors to be relevant to their consideration of each investment advisory agreements.]

ADMINISTRATOR

Mellon Bank, N.A. ("Mellon Bank"), with its principal place of business at One Mellon Center, Pittsburgh, Pennsylvania 15258, provides administration and accounting services to the funds. Mellon Bank is a wholly-owned subsidiary of Mellon.

Pursuant to agreements between Mellon Bank and the Trust, Mellon Bank provides the funds with administration services which include financial reporting, registered investment company compliance, and Board and tax reporting, and Mellon Bank is responsible for supervising the provision of transfer agent services to each fund by Dreyfus Transfer, Inc. ("DTI") and serves as liaison between the Trust and their other service providers as agreed upon from time to time by the Trust and Mellon Bank. For these services, Mellon Bank receives a fee of $15,000 per year per fund and an additional fee of $3,000 per year for each additional class of shares for each fund.

Mellon Bank also provides accounting services to the funds, including valuation services, maintenance of certain books and records and preparation of various accounting reports and statements. For these services, Mellon Bank receives a fee of $30,000 per year per fund which invests primarily in U.S. securities, $45,000 per year per fund which invests primarily in foreign securities, $18,000 per year per fund with less than $25 million assets, and an additional fee of $3,000 per year for each additional class of shares for each fund.

TRANSFER AGENT

Dreyfus Transfer, Inc. ("DTI") serves as the transfer agent for the funds. DTI is a wholly owned indirect subsidiary of Mellon.

Pursuant to agreements between DTI and the Trust, DTI provides the funds with transfer agency services which include maintaining shareholder records, processing shareholder transactions and fund dividend activity and preparing and mailing shareholder reports and confirmations. For these services, DTI receives a fee of $6,000 per year per fund and an additional fee of $6,000 per year for each additional class of shares for each fund. DTI also receives an additional fee of $19.06 per open shareholder account in a daily dividend fund and $12.84 per open shareholder account in a quarterly/annual dividend fund and a custodial fee of $10.00 per IRA/Keough account (subject to a $25.00 maximum per participant).


DISTRIBUTOR OF THE TRUST

Mellon Funds Distributor, L.P., an affiliate of the adviser, serves as the Trust's exclusive principal underwriter and holds itself available to receive purchase orders for the funds' shares. In that capacity, Mellon Funds Distributor has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of the funds' shares in accordance with the terms of the Underwriting Agreement between the Trust and Mellon Funds Distributor. Pursuant to the Underwriting Agreement, Mellon Funds Distributor has agreed to use its best efforts to obtain orders for the continuous offering of the funds' shares. Mellon Funds Distributor receives no commissions or other compensation for its services, and has not received any such amounts in any prior year. The Underwriting Agreement shall continue in effect with respect to each fund until two years after its execution and for successive periods of one year thereafter only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the fund's outstanding shares or by the Trustees of the Trust or (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement will terminate automatically if assigned by either party thereto and is terminable with respect to a fund at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a majority of the applicable fund's outstanding shares, in any case without payment of any penalty on not more than 60 days' written notice to the other party. The offices of Mellon Funds Distributor are located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108.

CUSTODIAN


Mellon Bank serves as the custodian of the assets of the Trust.

                                CODE OF ETHICS

CODE OF ETHICS. The Board of Trustees has approved a code of ethics under Rule 17j-1 under the 1940 Act which is applicable to officers, trustees/directors and designated employees of the fund, and has also approved a code of ethics under Rule 17j-1 which is applicable to the officers, trustees/directors and designated employees of the adviser, the principal underwriter and certain affiliates. The codes of ethics establishes procedures for personal investing and restricts certain transactions. Employees, trustees/directors and officers subject to these codes of ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the funds, and is designed to prescribe means reasonably necessary to prevent conflicts of interest from arising in connection with personal securities transactions. The codes are on public file with and available from the SEC.

SUMMARY OF PROXY VOTING POLICY AND PROCEDURES

The Boards of Trustees of each of the Trust and Portfolio Trust have adopted proxy voting policies and procedures (the "Fund's Proxy Voting Policies") which delegate to the adviser the authority to vote proxies of companies held in a fund's or Portfolio's portfolio. The adviser, through its participation on the Mellon Proxy Policy Committee (the "MPPC"), applies Mellon's Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the funds or the Portfolios.

The adviser recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser's duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients' interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders.

All proxies received by the funds or Portfolios are reviewed, categorized, analyzed and voted in accordance with detailed, pre-determined written proxy voting guidelines (the "Mellon Voting Guidelines") which have been developed by the MPPC based on internal and external research and recommendations provided by Institutional Shareholder Services, an independent proxy voting agent ("ISS"). ISS has been engaged as proxy voting agent to review each proxy received by a fund or Portfolio and apply the Mellon Voting Guidelines to determine how the proxy should be voted. Items that can be categorized by ISS under the Mellon Voting Guidelines are voted by ISS in accordance with the Mellon Voting Guidelines or referred to the MPPC, if the guidelines so require. Proposals that cannot be categorized under the Mellon Voting Guidelines are referred to the MPPC for discussion and vote, which the MPPC does without consideration of any client relationship factors. Additionally, the MPPC reviews proposals where it has identified a particular company, industry or issue for special scrutiny. The Mellon Voting Guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in Mellon's or the adviser's policies on specific issues.

With regard to voting proxies of foreign companies, the MPPC weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, the MPPC seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

When evaluating proposals, the MPPC recognizes that the management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the MPPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The MPPC believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the MPPC generally opposes proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. Accordingly, the MPPC generally votes in accordance with management on issues that the MPPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

On questions of social responsibility where economic performance does not appear to be an issue, the MPPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The MPPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

In evaluating proposals regarding incentive plans and restricted stock plans, the MPPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the MPPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The MPPC generally votes against proposals that permit or are silent on the repricing or replacement of stock options without shareholder approval.

The adviser seeks to avoid material conflicts of interest by participating in the MPPC, which applies the Mellon Proxy Voting Guidelines in an objective and consistent manner across all client accounts, including the funds and Portfolios, through ISS as proxy voting agent. In situations where the adviser or the MPPC believes there may be an actual or potential material conflict of interest in voting a proxy on behalf of a fund or Portfolio, MPPC will engage ISS pursuant to a separate agreement to act as an independent fiduciary to vote the proxy in a manner which ISS determines, in its sole discretion, is in the best interests of the effected fund or Portfolio. In situations where the adviser or its affiliates have discretion over the assets of an advisory client which are invested in a Mellon Institutional Fund, the MPPC has engaged ISS as independent fiduciary to vote proxies issued by the fund on behalf of such clients.

The Fund's Proxy Voting Policies requires the adviser to submit to the Boards promptly in writing any material changes to the adviser's proxy voting policies and procedures. The Boards must approve any such material changes within six months of the submission. The Fund's Proxy Voting Policies also require the adviser to submit quarterly and annual reports to the Boards describing, among other things, any material issues arising under these proxy voting policies and procedures and any exceptions from the adviser's proxy voting policies and procedures.

                      PURCHASE AND REDEMPTION OF SHARES

Detailed information on purchase and redemption of shares is included in the prospectus.

In addition to Mellon Funds Distributor and other agents of the Trust, each fund has authorized one or more brokers and dealers and other financial intermediaries ("Third Party Agents") to accept on its behalf orders for the purchase and redemption of fund shares pursuant to written agreements with each such Third Party Agent. Under certain conditions, such Third Party Agents may designate other intermediaries to accept orders for the purchase and redemption of fund shares. Such purchase and redemption orders are considered to have been received by a fund when accepted by the Third Party Agent or, if applicable, the Third Party Agent's designee. Such purchase and redemption orders will receive the appropriate fund's net asset value per share next computed after the purchase or redemption order is accepted by the authorized Third Party Agent, or, if applicable, the Third Party Agent's designee. All Third Party Agents are required to process and transmit orders to Mellon Funds Distributor or the Trust in accordance with all applicable laws.


The Trust may suspend the right to redeem fund shares or postpone the date of payment upon redemption for more than seven days (i) for any period during which the New York Stock Exchange is closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by a fund of securities owned by it or determination by a fund of the value of its net assets is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of shareholders of the funds.

The Trust intends to pay redemption proceeds in cash for all fund shares redeemed but, under certain conditions, the Trust may make payment wholly or partly in fund portfolio securities. Portfolio securities paid upon redemption of fund shares will be valued at their then current market value. The Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act which limits the fund's obligation to make cash redemption payments to any shareholder during any 90-day period to the lesser of $250,000 or 1% of the fund's net asset value at the beginning of such period. An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash.

                            PORTFOLIO TRANSACTIONS


The adviser is responsible for placing each fund's portfolio transactions and will do so in a manner deemed fair and reasonable to the funds and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. In selecting broker-dealers and in negotiating commissions, the adviser will consider the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. In addition, if the adviser determines in good faith that the amount of commissions charged by a broker is reasonable in relation to the value of the brokerage and research services provided by such broker, a fund may pay commissions to such broker in an amount greater than the amount another firm may charge. Research services may include
(i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (ii) furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends, portfolio strategy, access to research analysts, corporate management personnel, industry experts and economists, comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analysis, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist the adviser in carrying out its responsibilities and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research services furnished by firms through which the funds effect their securities transactions may be used by the adviser in servicing other accounts; not all of these services may be used by the adviser in connection with the funds. The investment advisory fees paid by the funds under the advisory agreements will not be reduced as a result of the adviser's receipt of research services.

The adviser also places portfolio transactions for other advisory accounts. The adviser will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for a fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the funds. In making such allocations, the main factors considered by the adviser will be the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment. To the extent permitted by law, securities to be sold or purchased for a fund may be aggregated with those to be sold or purchased for other investment clients of the adviser and the adviser's personnel in order to obtain best execution.



                                           AGGREGATE BROKERAGE COMMISSIONS
                                            PAID BY THE FUND ON PORTFOLIO
                                 TRANSACTIONS FOR THE YEARS ENDED SEPTEMBER 30,
                                 ----------------------------------------------
FUND                                 2002          2003               2004
----                                 ----          ----                ----
Massachusetts Tax Exempt Fund        $0            $0                 [$0]
Intermediate Tax Exempt Fund         $0            $0                 [$0]



At September 30, 2004, no fund held any securities of their regular brokers or dealers. The funds generally execute portfolio transactions on a "net" basis without the payment of brokerage commissions but which include a mark-up or "spread" by the securities broker-dealer.

                       DETERMINATION OF NET ASSET VALUE

Each fund's net asset value is calculated each business day on which the New York Stock Exchange is open. Currently the New York Stock Exchange is not open on weekends, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The net asset value of a fund's shares is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., New York time) and is computed by dividing the value of all securities and other assets of the fund less all liabilities by the number of shares outstanding, and adjusting to the nearest cent per share. Expenses and fees, including the investment advisory fee, are accrued daily and taken into account for the purpose of determining net asset value.

Equity and other taxable securities are valued at the last sales prices, on the exchange or national securities market on which they are primarily traded. Equity and other taxable securities not listed on an exchange or national securities market, or securities for which there are no reported transactions, are valued at the last quoted bid prices. Municipal securities are valued by the adviser or by an independent pricing service approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The funds believe that reliable market quotations for municipal securities are generally not readily available for purposes of valuing their portfolio securities. As a result, it is likely that most valuations of municipal securities made by the adviser or provided by such pricing service will be based upon fair value determined on the basis of the factors listed above (which may also include use of yield equivalents or matrix pricing). Securities for which quotations are not readily available and all other assets will be valued at fair value as determined in good faith by the adviser in accordance with procedures approved by the Trustees. Money market instruments with less than sixty days remaining to maturity when acquired by a fund are valued on an amortized cost basis unless the Trustees determine that amortized cost does not represent fair value. If a fund acquires a money market instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon its value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

                    FEDERAL AND MASSACHUSETTS INCOME TAXES


[TO BE UPDATED]


Federal Income Taxation

Each series of the Trust, including each fund, is treated as a separate entity for accounting and tax purposes. Each fund has elected to be treated, has qualified and intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, a fund will not be subject to Federal income tax on its investment company taxable income (i.e., all taxable income, after reduction by deductible expenses, other than its "net capital gain," which is the excess, if any, of its net long-term capital gain over its net short-term capital loss), net tax-exempt interest (if any) and net capital gain which are distributed timely to shareholders in accordance with the requirements of the Code.

Each fund will be subject to a non-deductible 4% federal excise tax on certain taxable amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The funds intend under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements. Certain distributions made in order to satisfy the Code's distribution requirements may be declared by the funds as of a record date in October, November or December but paid during the following January. Such distributions will be treated as if received by shareholders on December 31 of the year the distributions are declared, rather than the year in which the distributions are received.

The funds will not distribute net capital gains realized in any year to the extent that a capital loss is carried forward from prior years against such gain. For federal income tax purposes, each fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in federal income tax liability to the funds and would not be required to be distributed as such to shareholders.

Limitations imposed by the Code on regulated investment companies like the funds may restrict a fund's ability to enter into futures, options and currency forward transactions.

Certain options and futures transactions undertaken by a fund may cause the fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term and timing of some capital gains and losses realized by a fund. Additionally, a fund may be required to recognize gain if an option, future, forward contract, short sale, swap or other Strategic Transaction that is not subject to the mark to market rules is treated as a "constructive sale" of an "appreciated financial position" held by the fund under Section 1259 of the Code. Any net mark to market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements referred to above even though no corresponding cash amounts may concurrently be received, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Also, certain losses of a fund on its transactions involving options, futures or forward contracts and/or offsetting or successor portfolio positions may be deferred under the tax straddle rules of the Code rather than being taken into account currently in calculating the fund's taxable income or gain. Certain of the applicable tax rules may be modified if a fund is eligible and chooses to make one or more tax elections that may be available. These transactions may therefore affect the amount, timing and character of a fund's distributions to shareholders. The funds will take into account the special tax rules applicable to options, futures, forward contracts and constructive sales in order to minimize any potential adverse tax consequences.

The federal income tax rules applicable to dollar rolls, certain structured or hybrid securities, interest rate swaps and interest rate caps, floors and collars are unclear in certain respects, and the funds will account for these instruments in a manner that is intended to allow them to continue to qualify as regulated investment companies.

Distributions from a fund's current or accumulated earnings and profits ("E&P"), as computed for Federal income tax purposes, will be treated under the Code as ordinary income (if they are from the fund's investment company taxable income), capital gain (if they are from the fund's net capital gain and are designated as "capital gain dividends"), or tax-exempt interest (if they are from a fund's net tax-exempt interest and are designated as "exempt-interest dividends"), whether taken in shares or in cash. Amounts that are not allowable as a deduction in computing taxable income, including expenses associated with earning tax-exempt interest income, do not reduce current E&P for this purpose. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in fund shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

Taxable distributions by the funds include distributions attributable to income or gains from the funds' taxable investments or transactions, including (i) gains from the sale of portfolio securities or the right to when-issued securities prior to issuance or from options or futures transactions and (ii) income attributable to repurchase agreements, securities lending, recognized market discount, interest rate swaps, caps, floors or collars, and a portion of the discount from certain stripped tax-exempt obligations or their coupons.

Distributions by a tax exempt fund of tax-exempt interest ("exempt-interest dividends") timely designated as such by the fund will be treated as tax-exempt interest under the Code, provided that the fund qualifies as a regulated investment company and at least 50% of the value of its assets at the end of each quarter of its taxable year is invested in obligations the interest on which is excluded from gross income under Section 103(a) of the Code. Shareholders are required to report their receipt of tax-exempt interest, including such distributions, on their federal income tax returns. The portion of a tax exempt fund's distributions designated as exempt-interest dividends may differ from the actual percentage that its tax-exempt income comprises of its total income during the period of any particular shareholder's investment. The funds will report to shareholders the amount designated as exempt-interest dividends for each year.

Interest income from certain types of tax-exempt obligations that are private activity bonds in which the funds may invest is treated as an item of tax preference for purposes of the federal alternative minimum tax. To the extent that a tax exempt fund invests in these types of tax-exempt obligations, shareholders will be required to treat as an item of tax preference for federal alternative minimum tax purposes (both individual and corporate) that part of the fund's exempt-interest dividends which is derived from interest on these tax-exempt obligations. All exempt-interest dividends, whether or not attributable to private activity bonds, may also increase the alternative minimum tax liability, if any, of corporate shareholders of the funds.

Shareholders receiving social security benefits and certain railroad retirement benefits may be subject to federal income tax on a portion of such benefits as a result of receiving investment income, including tax-exempt income (such as exempt-interest dividends) and other dividends paid by the funds. Shares of the funds may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development or private activity bonds, or persons related to "substantial users." Consult your tax adviser if you think this may apply to you.

If a tax exempt fund invests in zero coupon securities, certain increasing rate or deferred interest securities or, in general, other securities with original issue discount, the fund must accrue income on such investments prior to the receipt of the corresponding cash payments. However, the fund must distribute, at least annually, all or substantially all of its net taxable and tax-exempt income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid federal income and excise taxes. Therefore, a tax exempt fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements. The funds purchase tax-exempt obligations which are generally accompanied by an opinion of bond counsel to the effect that interest on such securities is not included in gross income for federal income tax purposes and, with respect to the obligations of Massachusetts issuers acquired by the Massachusetts Tax Exempt Fund, Massachusetts state income taxes. It is not economically feasible to, and the funds therefore do not, make any independent inquiry into whether such securities are in fact tax-exempt. Bond counsels' opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws enacted principally during the 1980s not only had the effect of limiting the purposes for which tax-exempt bonds could be issued and reducing the supply of such bonds, but also increased the number and complexity of requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of the tax exempt fund's or Massachusetts Tax Exempt Fund's distributions attributable to interest the fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

The funds may purchase municipal obligations together with the right to resell the securities to the seller at an agreed upon price or yield within a specified period prior to the maturity date of the securities. Such a right to resell is commonly known as a "put" and is also referred to as a "standby commitment."
The funds may pay for a standby commitment either separately, in cash, or in the form of a higher price for the securities which are acquired subject to the standby commitment, thus increasing the cost of securities and reducing the yield otherwise available. Additionally, the funds may purchase beneficial interests in municipal obligations held by trusts, custodial arrangements or partnerships and/or combined with third-party puts or other types of features such as interest rate swaps; those investments may require the funds to pay "tender fees" or other fees for the various features provided.

The Internal Revenue Service (the "IRS") has issued a revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The IRS has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The IRS has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of a true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. Each tax exempt fund intends to take the position that it is the owner of any municipal obligations acquired subject to a standby commitment or other third party put and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the IRS will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees paid by the funds, in relation to various regulated investment company tax provisions is unclear. However the adviser intends to manage each tax exempt fund's portfolio in a manner designed to minimize any adverse impact from the tax rules applicable to these investments.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of a tax exempt fund will not be deductible for federal income tax purposes to the extent it is deemed related to exempt-interest dividends paid by the fund. Pursuant to published guidelines, the IRS may deem indebtedness to have been incurred for the purpose of purchasing or carrying shares of the funds even though the borrowed funds may not be directly traceable to the purchase of shares.

At the time of an investor's purchase of fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in a fund's portfolio. Consequently, subsequent distributions by the fund on such shares from such appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions economically represent a return of a portion of the purchase price.

The funds may consider the use of equalization accounting for any taxable year if it would further the goal of reducing taxable distributions to shareholders for such year. Under equalization accounting, a fund's earnings and profits are allocated in part to redemption proceeds paid by the fund; although a redeeming shareholder's tax treatment would not be affected by such an allocation, in certain circumstances the amounts of realized net income and/or net capital gains the fund is required to distribute may be reduced through the use of equalization accounting. Hence, if a fund determines that it will use equalization accounting for a particular year, the amount, timing and character of its distributions for that year may be affected. The funds would consider using equalization accounting for a particular year only if they determine that such use is consistent with their tax objectives and would produce a benefit for such year that outweighs any additional tax or accounting complexities or costs.

Upon a redemption or other disposition of shares of the funds in a transaction that is treated as a sale for tax purposes, a shareholder may realize a taxable gain or loss, depending upon the difference between the redemption proceeds and the shareholder's tax basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Any loss realized on a redemption or other disposition of shares may be disallowed to the extent the shares disposed of are replaced with other shares of the same fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption or other disposition of shares with a tax holding period of six months or less will, with respect to the funds, be disallowed to the extent of all exempt-interest dividends paid with respect to such shares and, with respect to any fund, the allowable loss on such a redemption or other disposition of shares will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent, if any, that a fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state in which the shareholder is subject to tax or a political subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied.


Individuals and certain other classes of shareholders may be subject to 28% backup withholding of federal income tax on dividends (other than exempt-interest dividends), capital gain distributions, and the proceeds of redemptions or repurchases of shares, if they fail to furnish the funds with their correct taxpayer identification number and certain certifications or if they are otherwise subject to backup withholding. Backup withholding may be inapplicable for any year in which a fund reasonably estimates that at least 95% of its dividends paid with respect to such year are exempt-interest dividends.

Federal law requires that taxable distributions and proceeds of redemptions and exchanges be reported to the IRS and that 28% be withheld if you fail to provide your correct Taxpayer Identification Number ("TIN") and the TIN-related certifications contained in the Account Purchase Application ("Application") or you are otherwise subject to backup withholding. A fund will not impose backup withholding as a result of your failure to make any certification, except the certifications in the Application that directly relate to your TIN and backup withholding status. Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your federal income tax return.

For most individual taxpayers, the TIN is the social security number. Special rules apply for certain accounts. For example, for an account established under the Uniform Gift to Minors Act, the TIN of the minor should be furnished. If you do not have a TIN, you may apply for one using forms available at local offices of the Social Security Administration or the IRS, and you should write "Applied For" in the space for a TIN on the Application.

Recipients exempt from backup withholding, including corporations and certain other entities, should provide their TIN and underline "exempt" in section 2(a) of the TIN section of the Application to avoid possible erroneous withholding.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, securities dealers and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the funds in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the funds is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 28% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the funds and, unless an effective IRS Form W-8BEN, or other authorized form is on file, to backup withholding at the rate of 28% on certain distributions from the funds. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the funds.

MASSACHUSETTS INCOME TAXATION OF DISTRIBUTIONS FROM THE MASSACHUSETTS TAX EXEMPT FUND

To the extent that the Massachusetts Tax Exempt Fund's exempt-interest dividends are derived from interest on Massachusetts Municipal Securities and are properly designated as such, these distributions will also be exempt from Massachusetts personal income tax. For Massachusetts personal income tax purposes, dividends from the fund's taxable net investment income (if any), federally tax-exempt income from obligations not described in the preceding sentence, and net short-term capital gains, if any, will generally be taxable as ordinary income, whether received in cash or additional shares. However, any dividends that are properly designated as attributable to interest the fund receives on direct U.S. Government obligations will not be subject to Massachusetts personal income tax.

For Massachusetts personal income tax purposes, long-term capital gains are generally taxed at a maximum rate of 5%, with the applicable tax rate decreasing in a prescribed manner as the tax holding period of the capital asset increases. The applicable statutory provision does not address the determination of the tax rates applicable to a mutual fund's capital gain distributions. The Massachusetts Department of Revenue (the "DOR") has issued regulations pursuant to which capital gain distributions are taxed at the maximum 5% rate unless a mutual fund reports to the DOR and the shareholder within a prescribed time period the portions of the distributions attributable to gains in each separate holding period category, in which case each such portion will be taxed at the rate applicable to the appropriate holding period category. The Massachusetts Tax Exempt Fund intends to provide information regarding its distributions in accordance with applicable laws.

A portion of such a capital gain distribution will be exempt from Massachusetts personal income tax if it is properly designated as attributable to gains realized on the sale of certain tax-exempt bonds issued pursuant to Massachusetts statutes that specifically exempt such gains from Massachusetts taxation. Dividends from net investment income (including exempt-interest dividends) and from net long-term and short-term capital gains will be subject to, and shares of the fund will be included in the net worth of intangible property corporations for purposes of, the Massachusetts corporation excise tax if received by a corporation subject to such tax

The funds are not subject to Massachusetts corporate excise or franchise taxes. Provided that each fund qualifies as a regulated investment company, it will also not be required to pay any Massachusetts income tax.

                          THE FUNDS AND THEIR SHARES

Each fund is an investment series of Mellon Institutional Funds Investment Trust (formerly "Standish, Ayer & Wood Investment Trust"), an unincorporated business trust organized under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated August 13, 1986, as amended from time to time (the "Declaration"). Under the Declaration, the Trustees have authority to issue an unlimited number of shares of beneficial interest, par value $.01 per share, of the funds. Each share of a fund represents an equal proportionate interest in the fund with each other share and is entitled to such dividends and distributions as are declared by the Trustees. Shareholders are not entitled to any preemptive, conversion or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust. Upon any liquidation of a fund, shareholders are entitled to share pro rata in the net assets available for distribution.


Pursuant to the Declaration, the Trustees may create additional funds by establishing additional series of shares in the Trust. The establishment of additional series would not affect the interests of current shareholders in the fund. Pursuant to the Declaration, the Board may establish and issue multiple classes of shares for each series of the Trust. One such series, The Boston Company Small Cap Growth Fund, offers two classes of shares. As of the date of this Statement of Additional Information, the Trustees do not have any plan to establish multiple classes of shares for any other funds.


All fund shares have equal rights with regard to voting, and shareholders of a fund have the right to vote as a separate class with respect to matters as to which their interests are not identical to those of shareholders of other classes of the Trust, including the approval of an investment advisory contract and any change of investment policy requiring the approval of shareholders.

Pursuant to the Declaration of Trust and subject to shareholder approval (if then required), the Trustees may authorize each fund to invest all or part of its investable assets in a single open-end investment company that has substantially the same investment objectives, policies and restrictions as the fund. As of the date of this Statement of Additional Information, the Board does not have any plan to authorize any fund to so invest its assets.

Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee.
The Declaration also provides for indemnification from the assets of the Trust for all losses and expenses of any Trust shareholder held liable for the obligations of the Trust. Thus, the risk of a shareholder incurring a financial loss on account of his or her liability as a shareholder of the Trust is limited to circumstances in which both inadequate insurance existed and the Trust would be unable to meet its obligations. The possibility that these circumstances would occur is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Declaration also provides that no series of the Trust is liable for the obligations of any other series. The Trustees intend to conduct the operations of the Trust to avoid, to the extent possible, ultimate liability of shareholders for liabilities of the Trust.

                            ADDITIONAL INFORMATION

The funds' prospectus and this SAI omit certain information contained in the Trust's registration statement filed with the SEC, which may be obtained from the SEC's principal office at 450 Fifth Street, N.W., Washington, D.C. 20549, upon payment of the fee prescribed by the rules and regulations promulgated by the SEC.

                       EXPERTS AND FINANCIAL STATEMENTS


Each fund's financial statements contained in the 2004 annual reports of the funds have been audited by [ ], independent auditors, and are incorporated by reference into the SAI.

                                  APPENDIX A

                                [TO BE UPDATED]

SPECIAL CONSIDERATIONS RELATING TO MASSACHUSETTS MUNICIPAL SECURITIES.

The Massachusetts Tax Exempt Fund is non-diversified and invests primarily in securities issued by The Commonwealth of Massachusetts (the "Commonwealth"), its political subdivisions, including cities and towns, and its public authorities. Therefore, the financial condition of the Commonwealth, its public authorities and local governments could affect the market values and marketability of, and therefore the net asset value per share and the interest income of, the Massachusetts Tax Exempt Fund, or result in the default of existing obligations, including obligations which may be held by the fund. The following section provides only a brief summary of the complex factors affecting the financial condition of Massachusetts, and is based on information obtained from the Commonwealth, as publicly available on the date of this SAI. The information contained in such publicly available documents has not been independently verified. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of the Commonwealth, and that there is no obligation on the part of the Commonwealth to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by the Commonwealth.

ECONOMIC FACTORS SUMMARY. Annual budgeted revenues increased by approximately 1.8% in fiscal year 1999, by approximately 12.0% in fiscal year 2000, decreased by approximately 9.2% in fiscal year 2001, decreased by approximately 7.4% in fiscal year 2002, and increased by approximately 3.8% in fiscal year 2003. Annual budgeted expenditures increased by approximately 7% in fiscal year 1999, by approximately 10.7% in fiscal year 2000, decreased by approximately 11.4% in fiscal year 2001, increased by approximately 7.0% in fiscal year 2002, and decreased by approximately 1.6% in fiscal year 2003. Fiscal year 1999 ended with a fund balance of $2.112 billion, including $1.388 billion in the Stabilization Fund. Fiscal year 2000 ended with a fund balance of $2.285 billion, including $1.608 billion in the Stabilization Fund. Fiscal year 2001 ended with a fund balance of $3.011 billion, including over $1.7 billion in the Stabilization Fund. Fiscal year 2002 ended with a fund balance of $1.388 billion, including $0.882 billion in the Stabilization Fund. Fiscal year 2003 ended with a fund balance of $936.1 million, including $641.3 million in the Stabilization Fund.

2000 FISCAL YEAR. On October 24, 2000, the Comptroller released the Commonwealth's statutory basis financial report for fiscal year 2000. The report indicates that fiscal year 2000 tax collections totaled approximately $15.688 billion, an increase of approximately $1.396 billion or 9.7% over fiscal year 1999. Total fiscal year 2000 budgeted revenues amounted to approximately $26.221 billion. The 2000 ending fiscal balance of $2.285 billion is composed of $278.5 million reserved for continuing appropriations debt service, $7.2 million reserved for future tax reductions, $1.608 billion reserved for the Stabilization Fund and $391.3 million as undesignated surplus available for appropriation in fiscal year 2001. In connection with the supplemental funding of the Central Artery/Tunnel Project and Statewide Road and Bridge Program, $650 million in operating surplus from fiscal year 2000 and prior years were set aside to defease high interest debt which is in addition to $400 million set aside during fiscal year 1999. An additional $205.6 million was transferred to capital projects to finance projects that would normally be funded with general obligation debt.

2001 FISCAL YEAR. On October 24, 2001, the Comptroller released the Commonwealth's statutory basis financial report for fiscal year 2001. The report indicates that fiscal year 2001 tax collections totaled approximately $16.0 billion, an increase of approximately $312 million or 2.0% over fiscal year 2000. Total fiscal year 2001 budgeted revenues amounted to approximately $23.798 billion. The 2001 ending fiscal balance of $3.011 billion is composed of over $1.7 billion reserved for the Stabilization Fund and $579 million as surplus available for appropriation in fiscal year 2002. Of this amount, $422 million was used to balance the fiscal year 2002 budget, with the remainder held in Stabilization. In connection with the supplemental funding of the Central Artery/Tunnel Project and Statewide Road and Bridge Program, another $1.8 billion is reserved in capital project funds containing bond proceeds that must be used for the Central Artery/ Tunnel Project.

2002 FISCAL YEAR. On October 25, 2002, the Comptroller released the Commonwealth's statutory basis financial report for fiscal year 2002. The report indicates that fiscal year 2002 tax collections totaled approximately $13.623 billion, a decrease of approximately $2.45 billion or 15.2% over fiscal year 2001. Total fiscal year 2002 budgeted revenues amounted to approximately
$23.049 billion. However, uses of budgeted funds exceeded sources of budgeted funds, resulting in an operating deficit of over $1.6 billion. A slow economy, decline in corporate profits and consumer confidence due to private sector disclosure scandals and the unprecedented drop of income and corporate tax receipts resulted in a decline in sources of budgeted revenues, while increased costs of Medicaid, group health insurance and debt service resulted in an increase in budgeted expenditures. The 2002 ending fiscal balance of $1.388 billion is composed of over $882 million reserved for the Stabilization Fund, $311 million as surplus available for appropriation in fiscal year 2003 and $195 million reserved and designated for continuing appropriations and debt service.

2003 FISCAL YEAR. On October 24, 2003, the Comptroller released the Commonwealth's statutory basis financial report for fiscal year 2003. The report indicates that fiscal year 2003 tax collections totaled approximately $14.280 billion, an increase of approximately $0.657 billion or 4.8% over fiscal year 2002. Total fiscal year 2003 budgeted revenues amounted to approximately $25.298 billion. However, uses of budgeted funds exceeded revenues and other sources of budgeted funds, resulting in an operating deficit of $451.9 million. This deficit is indicative of a general economic downturn. The 2003 ending fiscal balance of approximately $936 million is composed of over $641 million reserved for the Stabilization Fund, $218 million as surplus available for appropriation in fiscal year 2004 and $76 million reserved and designated for continuing appropriations and debt service.

[2004 FISCAL YEAR.]

[   ]

REVENUES. In order to fund its programs and services, the Commonwealth collects a variety of taxes and receives revenues from other non-tax sources, including the Federal Government and various fees, fines, court revenues, assessments, reimbursements, interest earnings and transfers from its non-budgeted funds. In fiscal year 2003, approximately 65% of the Commonwealth's budgeted revenues were derived from income tax, sales & use tax, corporate tax and other taxes. In addition, the Federal Government provided approximately 20% of annual revenues through reimbursements, with the remaining 15% coming from departmental revenues and transfers from non-budgeted funds. The major components of state taxes are the income tax, which accounts for 36% of total projected tax revenues in fiscal year 2003, the sales and use tax, which accounts for 14%, and the business corporate tax, which accounts for approximately 4%. Other tax and excise sources account for the remaining 11% of total fiscal year 2003 tax revenues. Corporate tax revenue rose in 2003, surpassing fuel revenue, while cigarette tax revenue more than doubled due to increased tax rates.

INCOME TAX. During fiscal year 2000, the voters in the Commonwealth approved two statewide tax initiative petitions to reduce personal income taxes beyond the fiscal year 2000 budget. A 5.85% rate was effective for tax year 2000 and a 5.8% rate was effective on January 1, 2001. The Commonwealth reduced the 2001 rate to 5.6% and further reduced the 2002 rate to 5.3%. The 2003 tax rate remained at 5.3%.

LIMITATIONS ON TAX REVENUES. In Massachusetts, efforts to limit and reduce levels of taxation have been underway for several years. Limits were established on state tax revenues by legislation enacted on October 25, 1986 and by an initiative petition approved by the voters on November 4, 1986. The two measures are inconsistent in several respects.

Chapter 62F, which was added to the General Laws by initiative petition in November 1986, establishes a state tax revenue growth limit for each fiscal year equal to the average positive rate of growth in total wages and salaries in the Commonwealth, as reported by the federal government, during the three calendar years immediately preceding the end of such fiscal year. Chapter 62F also requires that allowable state tax revenues be reduced by the aggregate amount received by local governmental units from any newly authorized or increased local option taxes or excises. Any excess in state tax revenue collections for a given fiscal year over the prescribed limit, as determined by the State Auditor, is to be applied as a credit against the then current personal income tax liability of all taxpayers in the Commonwealth in proportion to the personal income tax liability of all taxpayers in the Commonwealth for the immediately preceding tax year. Unlike Chapter 29, as described below, the initiative petition did not exclude principal and interest payments on Commonwealth debt obligations from the scope of its tax limit. However, the preamble contained in Chapter 62F provides that "although not specifically required by anything contained in this chapter, it is assumed that from allowable state tax revenues as defined herein the Commonwealth will give priority attention to the funding of state financial assistance to local governmental units, obligations under the state governmental pension systems, and payment of principal and interest on debt and other obligations of the Commonwealth."

The legislation enacted in October 1986, which added Chapter 29B to the General Laws, also establishes an allowable state revenue growth factor by reference to total wages and salaries in the Commonwealth. However, rather than utilizing a three-year average wage and salary growth rate, as used by Chapter 62F, Chapter 29B utilizes an allowable state revenue growth factor equal to one-third of the positive percentage gain in Massachusetts wages and salaries, as reported by the federal government, during the three calendar years immediately preceding the end of a given fiscal year. Additionally, unlike Chapter 62F, Chapter 29B allows for an increase in maximum state tax revenue to fund an increase in local aid and excludes from its definition of state tax revenues (i) income derived from local option taxes and excises, and (ii) revenues needed to fund debt service costs.

LOCAL AID. In November 1980, voters in the Commonwealth approved a statewide tax limitation initiative petition, commonly known as Proposition 2 1/2, to constrain levels of property taxation and to limit the charges and fees imposed on cities and towns by certain governmental entities, including county governments. Proposition 2 1/2, is not a provision of the state constitution and accordingly is subject to amendment or repeal by the Legislature. Proposition 2 1/2, as amended to date, limits the property taxes that may be levied by any city or town in any fiscal year to the lesser of (i) 2.5% of the full and fair cash valuation of the real estate and personal property therein, and (ii) 2.5% over the previous year's levy limit plus any growth in the tax base from certain new construction and parcel subdivisions. Proposition 2 1/2 also limits any increase in the charges and fees assessed by certain governmental entities, including county governments, on cities and towns to the sum of (1) 2.5% of the total charges and fees imposed in the preceding fiscal year, and (ii) any increase in charges for services customarily provided locally or services obtained by the city or town at its option. The law contains certain override provisions and, in addition, permits debt service on specific bonds and notes and expenditures for identified capital project to be excluded from the limits by a majority vote at a general or special election. At the time Proposition 2 1/2 was enacted, many cities and towns had property tax levels in excess of the limit and were therefore required to roll back property taxes with a concurrent loss of revenues. Between fiscal year 1981 and fiscal year 1996, the aggregate property tax levy grew from $3.347 billion to $5.924 billion, representing an increase of approximately 77%. By contrast, according to the federal Bureau of Labor Statistics, the consumer price index for all urban consumers in Boston grew during the same period by approximately 92%.

COMMONWEALTH FINANCIAL SUPPORT FOR LOCAL GOVERNMENTS. During the 1980's, the Commonwealth increased payments to its cities, towns and regional school districts ("Local Aid") to mitigate the impact of Proposition 2 1/2 on local programs and services. In fiscal year 2003, approximately 23% of the Commonwealth's budget was allocated to direct Local Aid. Local Aid payments to cities, towns and regional school districts take the form of both direct and indirect assistance. Fiscal year 1999 expenditures for direct Local Aid were $4.25 billion, an increase of approximately 7.6% above fiscal year 1998. Fiscal year 2000 expenditures for direct Local Aid were $4.7 billion, an increase of approximately 10.5% above fiscal year 1999. Fiscal year 2001 expenditures for direct Local Aid were $4.9 billion, an increase of approximately 4.3% above fiscal year 2000. Fiscal year 2002 expenditures for direct Local Aid were $5.2 billion, an increase of approximately 6.1% above fiscal year 2001. Fiscal year 2003 expenditures for direct Local Aid were $5.08 billion, a decrease of approximately 2.3% below fiscal year 2002.

DEBT SERVICE. The growth of capital expenditures during the 1980's accounts for the significant rise in annual debt service expenditures since fiscal year 1989. Debt service payments on general obligation bonds and notes in fiscal year 1992 were $898.3 million, representing a 47% decrease from fiscal year 1991, which resulted from a $261.0 million one-time reduction achieved through the issuance of refunding bonds in September and October 1991. Debt service expenditures for fiscal year 1999, fiscal year 2000, fiscal year 2001, fiscal year 2002 and fiscal year 2003 were $1.173 billion, $1.193 billion, $676 billion, $1.305 billion and $1.373 billion, respectively.

In January 1990, legislation was enacted to impose a limit on debt service in Commonwealth budgets beginning in fiscal year 1991. The law, as amended, which is codified as Section 60B of Chapter 29 of the General Laws, provides that no more than 10% of the total appropriations in any fiscal year may be expended for payment of interest and principal on general obligation debt (excluding the Fiscal Recovery Bonds) of the Commonwealth. This law may be amended or repealed by the Legislature or may be superseded in the General Appropriation Act for any year.

In fiscal year 2003, the Commonwealth issued nearly $5.0 billion in debt.
Of this amount, $1.9 billion was to fund ongoing projects and over $3.1 billion was in the form of general obligation refunding bonds, taking advantage of low interest rates. These refundings generated approximately $127.8 million in present value debt service savings. Subsequent to year-end, the Commonwealth completed two additional refunding transactions which generated an additional $47.6 million in present value debt service savings.

A major infrastructure project known as the Central Artery / Tunnel Project continues to account for a significant portion of the Commonwealth's capital projects activity. The project has been the target of an enormous amount of public scrutiny. The Commonwealth has aggressively responded to these concerns regarding the integrity of the cost estimates. For the third year, an independent evaluation of the entire estimate for the project has been undertaken. The current cost of the project stands at $14.625 billion. The federal government has capped its contribution to this project and the finance plan includes state sources to fund the state share of the project. The project was over 89% complete as of June 30, 2003.

OBLIGATIONS OF PUERTO RICO. Massachusetts Municipal Securities also include obligations of the governments of Puerto Rico, the Virgin Islands and Guam to the extent that interest on these obligations is exempt from Massachusetts state personal income tax. The Massachusetts Tax Exempt Fund will not invest more than 10% of its net assets in the obligations of each of the Virgin Islands and Guam, but may invest without limitation in the obligations of Puerto Rico. Accordingly, the Massachusetts Tax Exempt Fund may be adversely affected by local political and economic conditions and developments within Puerto Rico affecting the issuers of such obligations. The economy of Puerto Rico is dominated by the manufacturing and service sectors. Although the economy of Puerto Rico expanded significantly from 1984 thorough 1989, the rate of this expansion slowed in 1990 and remains weak. The seasonally adjusted rate of unemployment for fiscal year 2003 was approximately 12%.

Puerto Rico's final budget in fiscal year 2001-2002 was $32.528 billion. The initial budget of $31.081 billion increased during the fiscal year by $1.447 billion. The increase corresponds to the sum of additional appropriations assigned during the fiscal year, amounts reimbursed by the Treasury Department for the previous year, and an increase in the salaries of public employees.

RATINGS. Standard & Poor's currently rates the Commonwealth's general obligation debt and related guaranteed bonds as "AA-." Moody's Investors Service currently rates the Commonwealth's general obligation debt as "Aa2." Fitch Ratings currently rates the Commonwealth's general obligation debt as "AA-." No assurance can be given that the rating agencies will not further adjust their ratings or their outlooks. A ratings change would probably affect the value of the Commonwealth's general obligations as well as those of other entities that rely on the Commonwealth for partial or full funding.

                                     PART C

                                OTHER INFORMATION



Item 24. Exhibits


         (a)          Agreement and Declaration of Trust dated August 13, 1986. (1)

         (a)(1)       Certificate of Designation of Standish Fixed Income Fund. (1)

         (a)(2)       Certificate of Designation of Standish International Fund. (1)

         (a)(3)       Certificate of Designation of Standish Securitized Fund. (1)

         (a)(4)       Certificate of Designation of Standish Short-Term Asset Reserve Fund. (1)

         (a)(5)       Certificate of Designation of Standish Marathon Fund. (1)

         (a)(6)       Certificate of Amendment dated November 21, 1989. (1)

         (a)(7)       Certificate of Amendment dated November 29, 1989. (1)

         (a)(8)       Certificate of Amendment dated April 24, 1990. (1)

         (a)(9)       Certificate of Designation of Standish Equity Fund. (1)

         (a)(10)      Certificate of Designation of Standish International Fixed Income Fund. (1)

         (a)(11)      Certificate of Designation of Standish Intermediate Tax Exempt Bond Fund. (1)

         (a)(12)      Certificate of Designation of Standish Massachusetts Intermediate
                      Tax Exempt Bond Fund. (1)

         (a)(13)      Certificate of Designation of Standish Global Fixed Income Fund. (1)

         (a)(14)      Certificate of Designation of Standish Controlled Maturity Fund and Standish
                      Fixed Income Fund II. (1)

         (a)(15)      Certificate of Designation of Standish Tax-Sensitive Small Cap Equity Fund
                      and Standish Tax-Sensitive Equity Fund. (1)

         (a)(16)      Form of Certificate of Designation of Standish Equity Asset Fund, Standish
                      Small Capitalization Equity Asset Fund, Standish Fixed Income Asset Fund
                      and Standish Global Fixed Income Asset Fund. (1)

         (a)(17)      Form of Certificate of Designation of Standish Small Capitalization Equity
                      Fund II. (1)

         (a)(18)      Certificate of Designation of Standish Small Capitalization Equity Asset Fund
                      II, Standish Diversified Income Fund, Standish Diversified Income Asset Fund. (2)

         (a)(19)      Form of Certificate of Designation of Institutional Shares and Service Shares
                      of Standish Small Capitalization Equity Fund II and Standish International
                      Fixed Income Fund. (3)

         (a)(20)      Form of Certificate of Designation of Standish International Fixed Income
                      Fund II. (4)

         (a)(21)      Certificate of Designation of Standish Small Cap Value Fund and Standish
                      International Small Cap Fund. (5)

         (a)(22)      Certificates of Designation of Standish Crossover Bond Fund, Standish
                      Opportunistic High Yield Fund, Standish Opportunistic Emerging Markets
                      Debt Fund and Standish High Yield Bond Fund. (6)

         (a)(23)      Amendment to the Agreement and Declaration of Trust dated March 4, 1999. (4)

         (a)(24)      Amendment to the Agreement and Declaration of Trust dated April 29, 2002. (7)

         (a)(25)      Certificate of Name Change for Standish World High Yield Fund to Standish
                      High Yield Bond Fund. (7)

         (a)(26)      Certificate of Name Change for Standish Controlled Maturity Fund to Standish
                      Short-Term Fixed Income Fund. (7)

         (a)(27)      Amendment to the Agreement and Declaration of Trust dated June 21, 2003. (8)

         (a)(28)      Certificate of Name Change for all Funds. (8)

         (a)(29)      Certificate of Designation of The Boston Company International Value
                      Opportunities Fund. (9)

         (b)          Bylaws of the Registrant. (1)

         (c)          Not applicable.

         (d)(1)       Investment Advisory Agreement between Registrant and Standish Mellon
                      Asset Management Company LLC relating to Standish Controlled Maturity Fund. (10)

         (d)(2)       Investment Advisory Agreement between Registrant and Standish Mellon
                      Asset Management Company LLC relating to Standish Crossover Bond Fund. (10)

         (d)(3)       Investment Advisory Agreement between the Registrant and Standish Mellon
                      Asset Management Company LLC relating to Standish Fixed Income
                      Portfolio. (10)

         (d)(4)       Investment Advisory Agreement between the Registrant and Standish Mellon
                      Asset Management Company LLC relating to Standish Global Fixed Income
                      Portfolio. (10)

         (d)(5)       Investment Advisory Agreement between the Registrant and Standish Mellon
                      Asset Management Company LLC relating to Standish High Grade Bond Fund. (10)

         (d)(6)       Investment Advisory Agreement between the Registrant and Standish Mellon
                      Asset Management Company LLC relating to Standish High Yield Bond Fund. (10)

         (d)(7)       Investment Advisory Agreement between the Registrant and Standish Mellon
                      Asset Management Company LLC relating to Standish Intermediate Tax
                      Exempt Bond Fund. (10)

         (d)(8)       Investment Advisory Agreement between the Registrant and Standish Mellon
                      Asset Management Company LLC relating to Standish International Equity
                      Fund. (10)

         (d)(9)       Investment Advisory Agreement between the Registrant and Standish Mellon
                      Asset Management Company LLC relating to Standish International Fixed
                      Income Fund(10)

         (d)(10)      Investment Advisory Agreement between the Registrant and Standish Mellon
                      Asset Management Company LLC relating to Standish International Fixed
                      Income Fund II. (10)

         (d)(11)      Investment Advisory Agreement between the Registrant and Standish Mellon
                      Asset Management Company LLC relating to Standish International Small
                      Cap Fund. (10)

         (d)(12)      Investment Advisory Agreement between the Registrant and Standish Mellon
                      Asset Management Company LLC relating to Standish Massachusetts
                      Intermediate Tax Exempt Bond Fund. (10)

         (d)(13)      Investment Advisory Agreement between the Registrant and Standish Mellon
                      Asset Management Company LLC relating to Standish Opportunistic
                      Emerging Markets Debt Fund. (10)

         (d)(14)      Investment Advisory Agreement between the Registrant and Standish Mellon
                      Asset Management Company LLC relating to Standish Opportunistic High
                      Yield Fund. (10)

         (d)(15)      Investment Advisory Agreement between the Registrant and Standish Mellon
                      Asset Management Company LLC relating to Standish Select Value Portfolio. (10)

         (d)(16)      Investment Advisory Agreement between the Registrant and Standish Mellon
                      Asset Management Company LLC relating to Standish Short-Term Asset
                      Reserve Portfolio. (10)

         (d)(17)      Investment Advisory Agreement between the Registrant and Standish Mellon
                      Asset Management Company LLC relating to Standish Small Cap Growth
                      Portfolio. (10)

         (d)(18)      Investment Advisory Agreement between the Registrant and Standish Mellon
                      Asset Management Company LLC relating to Standish Small Cap Value Fund. (10)

         (d)(19)      Investment Advisory Agreement between the Registrant and Standish Mellon
                      Asset Management Company LLC relating to Standish Small Capitalization
                      Equity Fund. (10)

         (d)(20)      Investment Advisory Agreement between the Registrant and Standish Mellon
                      Asset Management Company LLC relating to Standish Tax-Sensitive Equity
                      Fund. (10)

         (d)(21)      Investment Advisory Agreement between the Registrant and Standish Mellon
                      Asset Management Company LLC relating to Standish Small Cap Tax-Sensitive
                      Equity Fund. (10)

         (d)(22)      Investment Advisory Agreement between the Registrant and Standish Mellon
                      Asset Management Company LLC relating to Standish World High Yield
                      Portfolio. (10)

         (d)(23)      Assumption Agreement between Standish Mellon Asset Management
                      Company, LLC and The Boston Company Asset Management, LLC relating to each series of the Registrant. (11)

         (d)(24)      Investment Advisory Agreement between the Registrant and The Boston
                      Company International Value Opportunities Fund. (*)

         (e)(1)       Underwriting Agreement between the Registrant and Standish Fund
                      Distributors, L.P.(1)

         (f)          Not applicable.

         (g)(1)       Custody, Administration and Accounting Services Agreement between the
                      Registrant and Mellon Bank, N.A. (8)

         (h)(1)       Transfer Agency and Service Agreement between the Registrant and Investors
                      Bank & Trust Company. (1)

         (h)(2)       Most recently dated/filed revised Exhibit A to Transfer Agency and Service
                      Agreement between the Registrant and Investors Bank & Trust Company. (4)

         (h)(3)       Master Administration Agreement between the Registrant and Investors Bank
                      & Trust Company. (1)

         (h)(4)       Form of Administrative Services Agreement between Standish, Ayer & Wood,
                      Inc. and the Registrant. (1)

         (h)(5)       Most recently revised Exhibit A to Administrative Services Agreement between Standish, Ayer & Wood, Inc. and the Registrant. (1)

         (h)(6)       Form of Service Plan relating to Standish Small Capitalization Equity Fund II and Standish International Fixed Income Fund. (3)

         (i)          Opinion and Consent of Counsel for the Registrant. (12)

         (j)          Consent of Independent Public Accountants for the
                      Registrant. (*)

         (k)          Financial Statements:

                      To be included in Parts A of the Registration Statement of (1) Mellon
                      Institutional Funds Group of Equity Funds, which includes The Boston Company
                      Large Cap Core Fund, The Boston Company Small Cap Growth Fund, The Boston
                      Company Small Cap Value Fund, The Boston Company Small Capitalization Equity
                      Fund, The Boston Company Small Cap Tax-Sensitive Equity Fund, The Boston
                      Company International Core Equity Fund, The Boston Company International Small
                      Cap Fund, and The Boston Company International Value Opportunities Fund; (2)
                      Standish Group of Tax-Exempt Funds, which includes Standish Mellon
                      Intermediate Tax Exempt Bond Fund and Standish Mellon Massachusetts
                      Intermediate Tax Exempt Bond Fund; and (3) The Boston Company Small Cap Growth
                      Fund (Service Class); each a series of the Registrant. (*)

                      Financial Highlights

                      To be incorporated by reference into Parts B of the funds as listed above (*)

                      Schedule of Portfolio Investments
                      Statement of Assets and Liabilities
                      Statement of Operations
                      Statement of Changes in Net Assets
                      Financial Highlights
                      Notes to Financial Statements
                      Independent Auditors' Report

         (l)          Not applicable

         (m)          Not applicable

         (n)          Not applicable

         (o)          Multiple Class Plan pursuant to Rule 18f-3 relating to Standish Small
                      Capitalization Equity Fund II and Standish International Fixed Income Fund. (3)

         (p)(1)       Code of Ethics for Standish, Ayer & Wood Investment Trust and Standish,
                      Ayer & Wood Master Portfolio. (13)

         (p)(2)       Code of Ethics for Standish Mellon Asset Management Company LLC and
                      Standish Fund Distributors, L.P. (13)

         (q)(1)       Power of Attorney for Registrant (Samuel C. Fleming, Benjamin M. Friedman,
                      John H. Hewitt, and Caleb Loring III). (11)

         (q)(2)       Power of Attorney for Portfolio Trust (Samuel C. Fleming, Benjamin M.
                      Friedman, John H. Hewitt, and Caleb Loring III). (11)

         (q)(3)       Power of Attorney for Portfolio Trust with respect to Feeder Fund Registration
                      Statements (Samuel C. Fleming, Benjamin M. Friedman, John H. Hewitt and
                      Caleb Loring III). (11)

         (q)(4)       Power of Attorney for Registrant (Patrick J. Sheppard). (11)

         (q)(5)       Power of Attorney for Registrant (Steven M . Anderson). (11)

         (q)(6)       Power of Attorney for Portfolio Trust (Patrick J. Sheppard). (11)

         (q)(7)       Power of Attorney for Portfolio Trust (Steven M. Anderson). (11)

------------------

          1 Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post-Effective Amendment No. 88) and incorporated herein by reference thereto.

          2 Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post-Effective Amendment No. 81) and incorporated herein by reference thereto.

          3 Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post-Effective Amendment No. 91) and incorporated by reference thereto.

          4 Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post-Effective Amendment No. 93) and incorporated by reference thereto.

          5 Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post-Effective Amendment No. 94) and incorporated by reference thereto.

          6 Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 100) and incorporated by reference thereto.

          7 Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 106) and incorporated by reference thereto.

          8. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 110) and incorporated herein by reference.

          9. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 112) and incorporated herein by reference.

          10. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 104) and incorporated herein by reference.

          11. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 111) and incorporated herein by reference.

          12. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 82) and incorporated herein by reference.

          13. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 105) and incorporated herein by reference.

          *   To be filed by amendment.


Item 24.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification
         ---------------

Under the Registrant's Agreement and Declaration of Trust, as amended, any past or present Trustee or officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or is otherwise involved by reason of his being or having been a Trustee or officer of the Registrant. The Agreement and Declaration of Trust of the Registrant does not authorize indemnification where it is determined, in the manner specified in the Declaration, that such Trustee or officer has not acted in good faith in the reasonable belief that his actions were in the best interest of the Registrant. Moreover, the Declaration does not authorize indemnification where such Trustee or officer is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such Trustee, officer or controlling person against the Registrant in connection with the securities being registered, and the Commission is still of the same opinion, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisers
         -----------------------------------------------------

The business and other connections of the officers and Directors of Standish Mellon Asset Management Company LLC ("Standish Mellon"), the investment adviser to certain series of the Registrant, are listed on the Form ADV of Standish Mellon as currently on file with the Commission (File No. 801-60527), the text of which is hereby incorporated by reference.

The business and other connections of the officers and Directors of The Boston Company Asset Management, LLC ("TBCAM"), the investment adviser to certain series of the Registrant, are listed on the Form ADV of TBCAM as currently on file with the Commission (File No. 801-6829), the text of which is hereby incorporated by reference.

The following sections of each such Form ADV are incorporated herein by reference:

(a) Items 1 and 2 of Part 2; and

(b) Section IV, Business Background, of each Schedule D.

Item 27. Principal Underwriter
         ---------------------

(a) Mellon Funds Distributor, L.P. serves as the principal underwriter of each of the following series of the Registrant:

------------------------------------------------------------------------------------------------------------------------
The Boston Company Small Cap Growth Fund                           Standish Mellon Fixed Income Fund
------------------------------------------------------------------------------------------------------------------------
The Boston Company Small Capitalization Equity Fund                Standish Mellon Short-Term Asset Reserve Fund
------------------------------------------------------------------------------------------------------------------------
The Boston Company International Core Equity Fund                  Standish Mellon Global Fixed Income Fund
------------------------------------------------------------------------------------------------------------------------
The Boston Company Small Cap Tax-Sensitive Equity Fund             Standish Mellon Short-Term Fixed Income Fund
------------------------------------------------------------------------------------------------------------------------
The Boston Company Large Cap Core Fund                             Standish Mellon High Yield Bond Fund
------------------------------------------------------------------------------------------------------------------------
The Boston Company International Small Cap Fund                    Standish Mellon International Fixed Income Fund II
------------------------------------------------------------------------------------------------------------------------
The Boston Company Small Cap Value Fund                            Standish Mellon Investment Grade Bond Fund
------------------------------------------------------------------------------------------------------------------------
The Boston Company International Value Opportunities Fund          Standish Mellon Opportunistic Emerging Market
                                                                   Debt Fund
------------------------------------------------------------------------------------------------------------------------
Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund
------------------------------------------------------------------------------------------------------------------------
Standish Mellon Intermediate Tax Exempt Bond Fund
------------------------------------------------------------------------------------------------------------------------
Standish Mellon Opportunistic High Yield Fund

------------------------------------------------------------------------------------------------------------------------
Standish Mellon International Fixed Income Fund
------------------------------------------------------------------------------------------------------------------------

(b) Directors and Officers of Mellon Funds Distributor, L.P.:

Positions and Offices

                           Positions and Offices              Positions and Offices
Name                       with Underwriter                   with Registrant
----                       ---------------------              ---------------
Denise B. Kneeland         Executive Vice President           Assistant Vice President

The General Partner of Mellon Funds Distributor, L.P. is Standish Mellon.


(c) Not applicable.

Item 28. Location of Accounts and Records
         --------------------------------

The Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 inclusive thereunder at its principal office, located at One Boston Place, Boston, Massachusetts 02108. Certain records, including records relating to the Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main offices of the Registrant's transfer and dividend disbursing agent and custodian.

Item 29. Management Services
         -------------------

Not applicable

Item 30. Undertakings
         ------------

Not applicable.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST

                                   SIGNATURES

                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, on the 30th day of November, 2004.

                           MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST

                           /s/ Denise B. Kneeland
                           ---------------------------------
                           Denise B. Kneeland, Assistant Vice President

The term "Mellon Institutional Funds Investment Trust" means and refers to the Trustees from time to time serving under the Agreement and Declaration of Trust of the Registrant dated August 13, 1986, as amended, a copy of which is on file with the Secretary of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding personally upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant, but bind only the trust property of the Registrant, as provided in the Agreement and Declaration of Trust of the Registrant. The execution of this Registration Statement has been authorized by the Trustees of the Registrant and this Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                           Title                                       Date
Patrick J. Sheppard*                Trustee and President                       November 30, 2004
----------------------------        (principal executive officer)
Patrick J. Sheppard



Steven M. Anderson*                 Treasurer (principal financial              November 30, 2004
----------------------------        and accounting officer)
Steven M. Anderson



Samuel C. Fleming*                  Trustee                                     November 30, 2004
----------------------------
Samuel C. Fleming



Benjamin M. Friedman*               Trustee                                     November 30, 2004
----------------------------
Benjamin M. Friedman



John H. Hewitt*                     Trustee                                     November 30, 2004
----------------------------
John H. Hewitt



Caleb Loring III*                   Trustee                                     November 30, 2004
----------------------------
Caleb Loring III



*By:     /s/ Denise B. Kneeland
         -------------------------------
         Denise B. Kneeland
         Attorney-In-Fact

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Mellon Institutional Funds Master Portfolio has duly caused this Post-Effective Amendment to the Registration Statement of Mellon Institutional Funds Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Boston, Massachusetts, on the 30th day of November, 2004.


                           MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO

                           /s/ Denise B. Kneeland
                           ----------------------------------------
                           Denise B. Kneeland, Assistant Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of Mellon Institutional Funds Investment Trust has been signed by the following persons in their capacities with Mellon Institutional Funds Master Portfolio and on the date indicated.


Signature                           Title                                       Date
Patrick J. Sheppard*                Trustee and President                       November 30, 2004
------------------------            (principal executive
Patrick J. Sheppard                 officer)



Steven M. Anderson*                 Treasurer (principal                        November 30, 2004
------------------------            financial and accounting
Steven M. Anderson                  officer)



Samuel C. Fleming*                  Trustee                                     November 30, 2004
------------------------
Samuel C. Fleming



Benjamin M. Friedman*               Trustee                                     November 30, 2004
------------------------
Benjamin M. Friedman



John H. Hewitt*                     Trustee                                     November 30, 2004
------------------------
John H. Hewitt



Caleb Loring III*                   Trustee                                     November 30, 2004
------------------------
Caleb Loring III



*By:     /s/ Denise B. Kneeland
         ------------------------------------------
         Denise B. Kneeland, Attorney-In-Fact

                                  EXHIBIT INDEX


No exhibits are being filed for this Post-Effective Amendment to this Registration Statement.